Total Bond Market Index Portfolio
Schedule of Investments (unaudited)
As of March 31, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (64.3%)
U.S. Government Securities (43.0%)
United States Treasury Note/Bond	7.625%	11/15/22	40	42
United States Treasury Note/Bond	0.125%	4/30/23	770	756
United States Treasury Note/Bond	1.625%	4/30/23	215	215
United States Treasury Note/Bond	0.125%	5/31/23	9,925	9,720
United States Treasury Note/Bond	1.625%	5/31/23	3,585	3,573
United States Treasury Note/Bond	2.750%	5/31/23	5,850	5,907
United States Treasury Note/Bond	0.250%	6/15/23	13,420	13,156
United States Treasury Note/Bond	0.125%	6/30/23	7,825	7,648
United States Treasury Note/Bond	1.375%	6/30/23	5,050	5,012
United States Treasury Note/Bond	2.625%	6/30/23	5,398	5,441
United States Treasury Note/Bond	0.125%	7/15/23	21,859	21,333
United States Treasury Note/Bond	0.125%	7/31/23	12,118	11,811
United States Treasury Note/Bond	1.250%	7/31/23	2,630	2,602
United States Treasury Note/Bond	2.750%	7/31/23	3,555	3,587
United States Treasury Note/Bond	0.125%	8/15/23	5,695	5,545
United States Treasury Note/Bond	2.500%	8/15/23	5,400	5,430
United States Treasury Note/Bond	6.250%	8/15/23	6,565	6,928
United States Treasury Note/Bond	0.125%	8/31/23	16,475	16,025
United States Treasury Note/Bond	1.375%	8/31/23	10,235	10,133
United States Treasury Note/Bond	2.750%	8/31/23	4,860	4,904
United States Treasury Note/Bond	0.125%	9/15/23	10,870	10,561
United States Treasury Note/Bond	0.250%	9/30/23	12,490	12,145
United States Treasury Note/Bond	1.375%	9/30/23	2,315	2,289
United States Treasury Note/Bond	2.875%	9/30/23	4,309	4,356
United States Treasury Note/Bond	0.125%	10/15/23	3,605	3,494
United States Treasury Note/Bond	0.375%	10/31/23	1,090	1,060
United States Treasury Note/Bond	1.625%	10/31/23	3,750	3,718
United States Treasury Note/Bond	2.875%	10/31/23	9,503	9,602
United States Treasury Note/Bond	0.250%	11/15/23	1,240	1,201
United States Treasury Note/Bond	2.750%	11/15/23	4,261	4,296
United States Treasury Note/Bond	0.500%	11/30/23	11,843	11,512
United States Treasury Note/Bond	2.125%	11/30/23	6,150	6,140
United States Treasury Note/Bond	2.875%	11/30/23	344	348
United States Treasury Note/Bond	0.125%	12/15/23	22,104	21,320
United States Treasury Note/Bond	0.750%	12/31/23	60	58
United States Treasury Note/Bond	2.250%	12/31/23	1,367	1,367
United States Treasury Note/Bond	2.625%	12/31/23	7,337	7,382
United States Treasury Note/Bond	0.125%	1/15/24	5,920	5,697
United States Treasury Note/Bond	0.875%	1/31/24	11,085	10,803
United States Treasury Note/Bond	2.250%	1/31/24	3,215	3,211
United States Treasury Note/Bond	2.500%	1/31/24	9,419	9,450
United States Treasury Note/Bond	0.125%	2/15/24	7,010	6,732

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	2.750%	2/15/24	10,710	10,792
United States Treasury Note/Bond	1.500%	2/29/24	4,487	4,421
United States Treasury Note/Bond	2.125%	2/29/24	8,725	8,694
United States Treasury Note/Bond	2.375%	2/29/24	6,712	6,718
United States Treasury Note/Bond	0.250%	3/15/24	16,259	15,619
United States Treasury Note/Bond	2.125%	3/31/24	11,446	11,398
United States Treasury Note/Bond	2.250%	3/31/24	6,640	6,631
United States Treasury Note/Bond	0.375%	4/15/24	7,645	7,343
United States Treasury Note/Bond	2.000%	4/30/24	1,260	1,250
United States Treasury Note/Bond	2.250%	4/30/24	7,559	7,539
United States Treasury Note/Bond	0.250%	5/15/24	7,700	7,360
United States Treasury Note/Bond	2.500%	5/15/24	12,130	12,155
United States Treasury Note/Bond	2.000%	5/31/24	11,547	11,450
United States Treasury Note/Bond	0.250%	6/15/24	11,780	11,235
United States Treasury Note/Bond	1.750%	6/30/24	8,060	7,943
United States Treasury Note/Bond	2.000%	6/30/24	4,955	4,910
United States Treasury Note/Bond	0.375%	7/15/24	9,735	9,291
United States Treasury Note/Bond	1.750%	7/31/24	9,127	8,984
United States Treasury Note/Bond	2.125%	7/31/24	4,736	4,702
United States Treasury Note/Bond	0.375%	8/15/24	12,985	12,366
United States Treasury Note/Bond	2.375%	8/15/24	11,564	11,539
United States Treasury Note/Bond	1.250%	8/31/24	10,625	10,323
United States Treasury Note/Bond	1.875%	8/31/24	4,655	4,590
United States Treasury Note/Bond	0.375%	9/15/24	9,330	8,863
United States Treasury Note/Bond	1.500%	9/30/24	5,785	5,649
United States Treasury Note/Bond	2.125%	9/30/24	3,394	3,365
United States Treasury Note/Bond	0.625%	10/15/24	8,830	8,429
United States Treasury Note/Bond	1.500%	10/31/24	9,070	8,847
United States Treasury Note/Bond	2.250%	10/31/24	5,980	5,944
United States Treasury Note/Bond	0.750%	11/15/24	9,540	9,118
United States Treasury Note/Bond	2.250%	11/15/24	12,681	12,602
United States Treasury Note/Bond	7.500%	11/15/24	25	28
United States Treasury Note/Bond	1.500%	11/30/24	7,847	7,643
United States Treasury Note/Bond	2.125%	11/30/24	10,054	9,954
United States Treasury Note/Bond	1.000%	12/15/24	72	69
United States Treasury Note/Bond	1.750%	12/31/24	9,765	9,570
United States Treasury Note/Bond	2.250%	12/31/24	5,095	5,060
United States Treasury Note/Bond	1.125%	1/15/25	10,365	9,983
United States Treasury Note/Bond	1.375%	1/31/25	4,405	4,269
United States Treasury Note/Bond	2.500%	1/31/25	5,590	5,588
United States Treasury Note/Bond	1.500%	2/15/25	6,240	6,066
United States Treasury Note/Bond	2.000%	2/15/25	8,624	8,503
United States Treasury Note/Bond	1.125%	2/28/25	5,386	5,177
United States Treasury Note/Bond	2.750%	2/28/25	2,513	2,529
United States Treasury Note/Bond	1.750%	3/15/25	9,405	9,205
United States Treasury Note/Bond	0.500%	3/31/25	23,074	21,740
United States Treasury Note/Bond	2.625%	3/31/25	1,961	1,967
United States Treasury Note/Bond	0.375%	4/30/25	5,094	4,770
United States Treasury Note/Bond	2.875%	4/30/25	4,060	4,102
United States Treasury Note/Bond	2.125%	5/15/25	12,735	12,578
United States Treasury Note/Bond	0.250%	5/31/25	9,593	8,930
United States Treasury Note/Bond	2.875%	5/31/25	6,350	6,413
United States Treasury Note/Bond	0.250%	6/30/25	9,064	8,421
United States Treasury Note/Bond	2.750%	6/30/25	4,880	4,912
United States Treasury Note/Bond	0.250%	7/31/25	8,797	8,155
United States Treasury Note/Bond	2.875%	7/31/25	5,105	5,159
United States Treasury Note/Bond	2.000%	8/15/25	14,580	14,323
United States Treasury Note/Bond	6.875%	8/15/25	2,085	2,376

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	0.250%	8/31/25	6,080	5,626
United States Treasury Note/Bond	2.750%	8/31/25	6,385	6,428
United States Treasury Note/Bond	0.250%	9/30/25	5,675	5,241
United States Treasury Note/Bond	0.250%	10/31/25	7,765	7,158
United States Treasury Note/Bond	3.000%	10/31/25	4,015	4,078
United States Treasury Note/Bond	2.250%	11/15/25	10,421	10,314
United States Treasury Note/Bond	0.375%	11/30/25	12,230	11,305
United States Treasury Note/Bond	2.875%	11/30/25	6,285	6,358
United States Treasury Note/Bond	0.375%	12/31/25	4,993	4,610
United States Treasury Note/Bond	2.625%	12/31/25	4,165	4,179
United States Treasury Note/Bond	0.375%	1/31/26	12,245	11,283
United States Treasury Note/Bond	2.625%	1/31/26	4,700	4,718
United States Treasury Note/Bond	1.625%	2/15/26	10,836	10,474
United States Treasury Note/Bond	0.500%	2/28/26	4,701	4,346
United States Treasury Note/Bond	0.750%	3/31/26	11,152	10,399
United States Treasury Note/Bond	2.250%	3/31/26	6,250	6,185
United States Treasury Note/Bond	0.750%	4/30/26	2,731	2,544
United States Treasury Note/Bond	2.375%	4/30/26	4,780	4,752
United States Treasury Note/Bond	1.625%	5/15/26	10,789	10,410
United States Treasury Note/Bond	0.750%	5/31/26	11,025	10,253
United States Treasury Note/Bond	2.125%	5/31/26	4,595	4,523
United States Treasury Note/Bond	0.875%	6/30/26	3,977	3,714
United States Treasury Note/Bond	1.875%	6/30/26	3,535	3,446
United States Treasury Note/Bond	0.625%	7/31/26	16,500	15,226
United States Treasury Note/Bond	1.875%	7/31/26	6,966	6,787
United States Treasury Note/Bond	1.500%	8/15/26	10,068	9,648
United States Treasury Note/Bond	6.750%	8/15/26	630	740
United States Treasury Note/Bond	0.750%	8/31/26	12,214	11,321
United States Treasury Note/Bond	1.375%	8/31/26	3,100	2,955
United States Treasury Note/Bond	0.875%	9/30/26	2,340	2,178
United States Treasury Note/Bond	1.625%	9/30/26	5,215	5,021
United States Treasury Note/Bond	1.125%	10/31/26	9,930	9,340
United States Treasury Note/Bond	1.625%	10/31/26	6,275	6,040
United States Treasury Note/Bond	2.000%	11/15/26	11,221	10,974
United States Treasury Note/Bond	6.500%	11/15/26	765	897
United States Treasury Note/Bond	1.250%	11/30/26	10,220	9,667
United States Treasury Note/Bond	1.625%	11/30/26	5,070	4,879
United States Treasury Note/Bond	1.250%	12/31/26	9,191	8,684
United States Treasury Note/Bond	1.750%	12/31/26	4,983	4,821
United States Treasury Note/Bond	1.500%	1/31/27	7,454	7,123
United States Treasury Note/Bond	2.250%	2/15/27	6,372	6,304
United States Treasury Note/Bond	6.625%	2/15/27	65	77
United States Treasury Note/Bond	1.125%	2/28/27	10,883	10,209
United States Treasury Note/Bond	1.875%	2/28/27	8,238	8,018
United States Treasury Note/Bond	0.625%	3/31/27	10,268	9,386
United States Treasury Note/Bond	2.500%	3/31/27	9,000	9,020
United States Treasury Note/Bond	0.500%	4/30/27	4,290	3,890
United States Treasury Note/Bond	2.375%	5/15/27	8,831	8,791
United States Treasury Note/Bond	0.500%	5/31/27	10,505	9,504
United States Treasury Note/Bond	0.500%	6/30/27	12,990	11,738
United States Treasury Note/Bond	0.375%	7/31/27	12,560	11,261
United States Treasury Note/Bond	2.250%	8/15/27	8,422	8,328
United States Treasury Note/Bond	6.375%	8/15/27	185	221
United States Treasury Note/Bond	0.500%	8/31/27	8,825	7,945
United States Treasury Note/Bond	0.375%	9/30/27	7,875	7,028
United States Treasury Note/Bond	0.500%	10/31/27	12,115	10,877
United States Treasury Note/Bond	2.250%	11/15/27	11,502	11,365
United States Treasury Note/Bond	6.125%	11/15/27	1,839	2,187

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	0.625%	11/30/27	12,203	11,013
United States Treasury Note/Bond	0.625%	12/31/27	11,975	10,794
United States Treasury Note/Bond	0.750%	1/31/28	12,285	11,141
United States Treasury Note/Bond	2.750%	2/15/28	8,180	8,305
United States Treasury Note/Bond	1.125%	2/29/28	10,060	9,327
United States Treasury Note/Bond	1.250%	3/31/28	11,761	10,969
United States Treasury Note/Bond	1.250%	4/30/28	10,814	10,074
United States Treasury Note/Bond	2.875%	5/15/28	12,080	12,361
United States Treasury Note/Bond	1.250%	5/31/28	10,615	9,882
United States Treasury Note/Bond	1.250%	6/30/28	11,621	10,811
United States Treasury Note/Bond	1.000%	7/31/28	11,480	10,504
United States Treasury Note/Bond	2.875%	8/15/28	13,082	13,401
United States Treasury Note/Bond	5.500%	8/15/28	1,745	2,055
United States Treasury Note/Bond	1.125%	8/31/28	10,610	9,776
United States Treasury Note/Bond	1.250%	9/30/28	11,767	10,920
United States Treasury Note/Bond	1.375%	10/31/28	11,925	11,146
United States Treasury Note/Bond	3.125%	11/15/28	11,328	11,792
United States Treasury Note/Bond	5.250%	11/15/28	1,655	1,937
United States Treasury Note/Bond	1.500%	11/30/28	11,495	10,829
United States Treasury Note/Bond	1.375%	12/31/28	3,490	3,262
United States Treasury Note/Bond	1.750%	1/31/29	10,040	9,615
United States Treasury Note/Bond	2.625%	2/15/29	13,033	13,188
United States Treasury Note/Bond	1.875%	2/28/29	8,640	8,340
United States Treasury Note/Bond	2.375%	3/31/29	4,455	4,442
United States Treasury Note/Bond	2.375%	5/15/29	10,327	10,298
United States Treasury Note/Bond	1.625%	8/15/29	7,065	6,699
United States Treasury Note/Bond	1.750%	11/15/29	6,891	6,593
United States Treasury Note/Bond	1.500%	2/15/30	11,954	11,205
United States Treasury Note/Bond	0.625%	5/15/30	16,472	14,359
United States Treasury Note/Bond	6.250%	5/15/30	1,350	1,735
United States Treasury Note/Bond	0.625%	8/15/30	20,552	17,848
United States Treasury Note/Bond	0.875%	11/15/30	21,561	19,098
United States Treasury Note/Bond	1.125%	2/15/31	20,229	18,269
United States Treasury Note/Bond	5.375%	2/15/31	1,540	1,912
United States Treasury Note/Bond	1.625%	5/15/31	21,214	19,978
United States Treasury Note/Bond	1.250%	8/15/31	22,334	20,303
United States Treasury Note/Bond	1.375%	11/15/31	18,495	16,972
United States Treasury Note/Bond	1.875%	2/15/32	16,183	15,538
United States Treasury Note/Bond	4.500%	2/15/36	1,200	1,518
United States Treasury Note/Bond	4.750%	2/15/37	1,000	1,304
United States Treasury Note/Bond	5.000%	5/15/37	1,250	1,671
United States Treasury Note/Bond	4.375%	2/15/38	1,050	1,328
United States Treasury Note/Bond	4.500%	5/15/38	1,259	1,614
United States Treasury Note/Bond	3.500%	2/15/39	1,320	1,511
United States Treasury Note/Bond	4.250%	5/15/39	2,247	2,810
United States Treasury Note/Bond	4.500%	8/15/39	2,516	3,241
United States Treasury Note/Bond	4.375%	11/15/39	1,742	2,211
United States Treasury Note/Bond	4.625%	2/15/40	2,550	3,338
United States Treasury Note/Bond	1.125%	5/15/40	6,810	5,359
United States Treasury Note/Bond	4.375%	5/15/40	2,475	3,145
United States Treasury Note/Bond	1.125%	8/15/40	10,005	7,835
United States Treasury Note/Bond	3.875%	8/15/40	2,515	3,001
United States Treasury Note/Bond	1.375%	11/15/40	10,759	8,789
United States Treasury Note/Bond	4.250%	11/15/40	2,195	2,739
United States Treasury Note/Bond	1.875%	2/15/41	12,883	11,462
United States Treasury Note/Bond	4.750%	2/15/41	2,556	3,397
United States Treasury Note/Bond	2.250%	5/15/41	11,530	10,882
United States Treasury Note/Bond	4.375%	5/15/41	1,904	2,417

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.750%	8/15/41	13,741	11,901
United States Treasury Note/Bond	3.750%	8/15/41	2,625	3,083
United States Treasury Note/Bond	2.000%	11/15/41	11,218	10,140
United States Treasury Note/Bond	3.125%	11/15/41	2,701	2,909
United States Treasury Note/Bond	2.375%	2/15/42	5,875	5,665
United States Treasury Note/Bond	3.125%	2/15/42	2,931	3,160
United States Treasury Note/Bond	3.000%	5/15/42	2,720	2,876
United States Treasury Note/Bond	2.750%	8/15/42	3,395	3,448
United States Treasury Note/Bond	2.750%	11/15/42	4,646	4,712
United States Treasury Note/Bond	3.125%	2/15/43	4,750	5,106
United States Treasury Note/Bond	2.875%	5/15/43	800	827
United States Treasury Note/Bond	3.625%	8/15/43	5,305	6,146
United States Treasury Note/Bond	3.750%	11/15/43	700	827
United States Treasury Note/Bond	3.625%	2/15/44	5,452	6,332
United States Treasury Note/Bond	3.375%	5/15/44	7,299	8,186
United States Treasury Note/Bond	3.125%	8/15/44	7,731	8,345
United States Treasury Note/Bond	3.000%	11/15/44	8,262	8,748
United States Treasury Note/Bond	2.500%	2/15/45	8,120	7,907
United States Treasury Note/Bond	3.000%	5/15/45	6,002	6,373
United States Treasury Note/Bond	2.875%	8/15/45	4,991	5,198
United States Treasury Note/Bond	3.000%	11/15/45	1,914	2,040
United States Treasury Note/Bond	2.500%	2/15/46	3,915	3,831
United States Treasury Note/Bond	2.500%	5/15/46	6,456	6,322
United States Treasury Note/Bond	2.250%	8/15/46	6,111	5,710
United States Treasury Note/Bond	2.875%	11/15/46	5,335	5,610
United States Treasury Note/Bond	3.000%	2/15/47	4,490	4,830
United States Treasury Note/Bond	3.000%	5/15/47	7,293	7,864
United States Treasury Note/Bond	2.750%	8/15/47	6,988	7,235
United States Treasury Note/Bond	2.750%	11/15/47	908	941
United States Treasury Note/Bond	3.000%	2/15/48	8,479	9,225
United States Treasury Note/Bond	3.125%	5/15/48	7,685	8,571
United States Treasury Note/Bond	3.000%	8/15/48	9,510	10,370
United States Treasury Note/Bond	3.375%	11/15/48	5,840	6,833
United States Treasury Note/Bond	3.000%	2/15/49	9,444	10,366
United States Treasury Note/Bond	2.875%	5/15/49	4,900	5,262
United States Treasury Note/Bond	2.250%	8/15/49	5,029	4,776
United States Treasury Note/Bond	2.375%	11/15/49	5,091	4,973
United States Treasury Note/Bond	2.000%	2/15/50	8,144	7,327
United States Treasury Note/Bond	1.250%	5/15/50	12,766	9,529
United States Treasury Note/Bond	1.375%	8/15/50	13,666	10,527
United States Treasury Note/Bond	1.625%	11/15/50	13,196	10,825
United States Treasury Note/Bond	1.875%	2/15/51	15,234	13,301
United States Treasury Note/Bond	2.375%	5/15/51	16,375	16,040
United States Treasury Note/Bond	2.000%	8/15/51	14,950	13,467
United States Treasury Note/Bond	1.875%	11/15/51	13,440	11,773
United States Treasury Note/Bond	2.250%	2/15/52	12,710	12,172
				1,936,736
Agency Bonds and Notes (1.3%)
Federal Farm Credit Banks Funding Corp.	0.125%	4/13/23	1,000	984
Federal Farm Credit Banks Funding Corp.	0.125%	5/10/23	475	466
Federal Farm Credit Banks Funding Corp.	1.770%	6/26/23	150	150
Federal Farm Credit Banks Funding Corp.	0.500%	12/1/23	200	194
Federal Farm Credit Banks Funding Corp.	3.500%	12/20/23	75	77
Federal Farm Credit Banks Funding Corp.	0.900%	1/18/24	300	293
Federal Farm Credit Banks Funding Corp.	0.250%	2/26/24	600	577
Federal Farm Credit Banks Funding Corp.	0.875%	11/18/24	175	168
Federal Farm Credit Banks Funding Corp.	1.125%	1/6/25	210	202
Federal Farm Credit Banks Funding Corp.	1.750%	2/14/25	520	509

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Home Loan Banks	0.125%	6/2/23	3,655	3,581
	Federal Home Loan Banks	0.125%	8/28/23	300	292
	Federal Home Loan Banks	0.500%	11/9/23	225	219
	Federal Home Loan Banks	2.500%	2/13/24	535	537
	Federal Home Loan Banks	2.125%	2/28/24	450	448
	Federal Home Loan Banks	1.500%	8/15/24	330	323
	Federal Home Loan Banks	0.500%	4/14/25	1,000	941
	Federal Home Loan Banks	0.375%	9/4/25	500	464
	Federal Home Loan Banks	3.250%	11/16/28	315	329
	Federal Home Loan Banks	5.500%	7/15/36	1,400	1,845
[1]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	1,200	1,183
[1]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	600	591
[1]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	500	505
[1]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	2,000	1,958
[1]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	1,650	1,608
[1]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	1,800	1,752
[1]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	1,000	969
[1]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	1,000	969
[1]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	1,500	1,451
[1]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	1,200	1,166
[1]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	1,500	1,398
[1]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	2,000	1,857
[1]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	163
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,025
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	502	665
[1]	Federal National Mortgage Assn.	0.250%	5/22/23	1,200	1,178
[1]	Federal National Mortgage Assn.	0.250%	7/10/23	2,000	1,955
[1]	Federal National Mortgage Assn.	2.875%	9/12/23	400	404
[1]	Federal National Mortgage Assn.	0.250%	11/27/23	1,000	968
[1]	Federal National Mortgage Assn.	2.500%	2/5/24	975	978
[1]	Federal National Mortgage Assn.	1.750%	7/2/24	1,028	1,013
[1]	Federal National Mortgage Assn.	2.625%	9/6/24	160	161
[1]	Federal National Mortgage Assn.	1.625%	10/15/24	970	950
[1]	Federal National Mortgage Assn.	1.625%	1/7/25	1,300	1,270
[1]	Federal National Mortgage Assn.	0.625%	4/22/25	1,000	944
[1]	Federal National Mortgage Assn.	0.500%	6/17/25	1,000	937
[1]	Federal National Mortgage Assn.	0.375%	8/25/25	2,000	1,860
[1]	Federal National Mortgage Assn.	0.500%	11/7/25	2,000	1,862
[1]	Federal National Mortgage Assn.	2.125%	4/24/26	575	566
[1]	Federal National Mortgage Assn.	1.875%	9/24/26	500	486
[1]	Federal National Mortgage Assn.	0.750%	10/8/27	1,000	909
[1]	Federal National Mortgage Assn.	6.250%	5/15/29	175	217
[1]	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,222
[1]	Federal National Mortgage Assn.	7.250%	5/15/30	300	402
[1]	Federal National Mortgage Assn.	0.875%	8/5/30	1,000	873
[1]	Federal National Mortgage Assn.	6.625%	11/15/30	300	393
[1]	Federal National Mortgage Assn.	5.625%	7/15/37	275	370
	Private Export Funding Corp.	3.550%	1/15/24	100	102
	Private Export Funding Corp.	2.450%	7/15/24	100	99
	Private Export Funding Corp.	1.750%	11/15/24	75	73
	Private Export Funding Corp.	3.250%	6/15/25	50	50
	Private Export Funding Corp.	1.400%	7/15/28	175	159
	Tennessee Valley Authority	2.875%	9/15/24	191	192
	Tennessee Valley Authority	0.750%	5/15/25	200	189
	Tennessee Valley Authority	6.750%	11/1/25	134	152
	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,319
	Tennessee Valley Authority	1.500%	9/15/31	550	493
	Tennessee Valley Authority	4.650%	6/15/35	175	204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Valley Authority	5.880%	4/1/36	250	328
	Tennessee Valley Authority	5.500%	6/15/38	100	130
	Tennessee Valley Authority	5.250%	9/15/39	512	650
	Tennessee Valley Authority	4.875%	1/15/48	100	129
	Tennessee Valley Authority	5.375%	4/1/56	50	72
	Tennessee Valley Authority	4.625%	9/15/60	180	232
	Tennessee Valley Authority	4.250%	9/15/65	200	247
					55,597
Conventional Mortgage-Backed Securities (20.0%)
[1,2]	Fannie Mae Pool	6.500%	9/1/32	14	14
[1,2]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	335	326
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	6,304	6,261
[1,2]	Freddie Mac Gold Pool	3.000%	10/1/26–8/1/47	20,375	20,301
[1,2]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	22,380	22,764
[1,2]	Freddie Mac Gold Pool	4.000%	6/1/24–11/1/48	12,201	12,628
[1,2]	Freddie Mac Gold Pool	4.500%	5/1/23–10/1/48	6,313	6,677
[1,2]	Freddie Mac Gold Pool	5.000%	11/1/22–11/1/48	1,897	2,035
[1,2]	Freddie Mac Gold Pool	5.500%	7/1/22–6/1/41	1,454	1,610
[1,2]	Freddie Mac Gold Pool	6.000%	7/1/28–3/1/39	1,096	1,252
[1,2]	Freddie Mac Gold Pool	7.000%	4/1/23–2/1/37	88	96
[1,2]	Freddie Mac Gold Pool	7.500%	2/1/23–4/1/28	5	5
[1,2]	Freddie Mac Gold Pool	8.000%	11/1/24–7/1/30	5	5
[1,2]	Freddie Mac Gold Pool	8.500%	7/1/24–11/1/30	5	6
[1,2]	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	1	2
[2,3]	Ginnie Mae	2.000%	4/21/52	2,195	2,086
[2,3]	Ginnie Mae	2.500%	4/21/52	4,376	4,242
[2,3]	Ginnie Mae	3.000%	4/21/52	1,050	1,038
[2]	Ginnie Mae I Pool	3.000%	1/15/26–12/15/45	1,427	1,419
[2]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	1,277	1,313
[2]	Ginnie Mae I Pool	4.000%	10/15/24–11/15/47	1,351	1,414
[2]	Ginnie Mae I Pool	4.500%	10/15/24–3/15/41	1,463	1,606
[2]	Ginnie Mae I Pool	5.000%	5/15/34–4/15/41	948	1,062
[2]	Ginnie Mae I Pool	6.000%	5/15/28–3/15/40	65	71
[2]	Ginnie Mae I Pool	6.500%	11/15/23–12/15/38	115	123
[2]	Ginnie Mae I Pool	7.000%	5/15/23–10/15/31	31	36
[2]	Ginnie Mae I Pool	7.500%	4/15/22–1/15/31	10	10
[2]	Ginnie Mae I Pool	8.000%	11/15/22–10/15/30	9	9
[2]	Ginnie Mae II Pool	1.500%	12/20/51	1,117	1,023
[2]	Ginnie Mae II Pool	2.000%	8/20/50–1/20/52	41,584	39,644
[2]	Ginnie Mae II Pool	2.500%	6/20/27–1/20/52	36,735	35,742
[2]	Ginnie Mae II Pool	3.000%	2/20/27–1/20/52	39,738	39,483
[2]	Ginnie Mae II Pool	3.500%	9/20/25–10/20/50	29,818	30,413
[2]	Ginnie Mae II Pool	4.000%	9/20/25–5/20/50	14,581	15,166
[2]	Ginnie Mae II Pool	4.500%	2/20/39–9/20/49	7,386	7,806
[2]	Ginnie Mae II Pool	5.000%	12/20/32–3/20/49	2,625	2,866
[2]	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	112	127
[2]	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	14	15
[1,2,3]	UMBS Pool	1.500%	7/1/35–9/1/51	57,289	52,390
[1,2,3]	UMBS Pool	2.000%	11/1/23–4/13/52	236,197	221,271
[1,2,3]	UMBS Pool	2.500%	1/1/27–4/13/52	164,277	157,909
[1,2,3]	UMBS Pool	3.000%	11/1/25–4/13/52	94,146	93,039
[1,2,3]	UMBS Pool	3.500%	9/1/25–4/13/52	48,127	48,791
[1,2]	UMBS Pool	4.000%	2/1/24–2/1/51	35,476	36,570
[1,2]	UMBS Pool	4.500%	11/1/22–7/1/50	16,138	17,033
[1,2]	UMBS Pool	5.000%	9/1/22–3/1/50	6,365	6,808
[1,2]	UMBS Pool	5.500%	6/1/22–6/1/49	2,951	3,282
[1,2]	UMBS Pool	6.000%	9/1/22–5/1/41	1,583	1,806
[1,2]	UMBS Pool	7.000%	6/1/23–11/1/37	138	156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	UMBS Pool	7.500%	11/1/22–2/1/32	14	18
[1,2]	UMBS Pool	8.000%	7/1/23–11/1/30	2	2
[1,2]	UMBS Pool	8.500%	7/1/22–4/1/31	1	1
					899,772
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	1.627%	12/1/41	9	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	1.560%	9/1/37	21	22
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.392%	1.638%	10/1/37	15	15
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.432%	1.681%	7/1/36	3	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.474%	1.831%	3/1/43	36	37
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.553%	1.804%	9/1/43	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.318%	7/1/43	58	59
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.601%	1.882%	6/1/43	12	12
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.613%	1.988%	8/1/39	15	16
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	2.078%	2/1/36	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.625%	1.847%	8/1/35	28	29
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.625%	1.873%	10/1/37	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	2.127%	3/1/38	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	1.885%	11/1/36	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.643%	2.006%	1/1/37	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.657%	1.921%	10/1/42	11	11
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	1.910%	9/1/40	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	1.915%	6/1/36	1	1
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.684%	1.935%	12/1/33	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.940%	10/1/39–9/1/42	30	32
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.964%	5/1/40	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.693%	2.011%	11/1/39	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	1.945%	7/1/39	3	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	1.948%	8/1/40	7	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	1.935%	1/1/42	13	14
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	1.950%	12/1/40	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.075%	7/1/37	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	1.951%	10/1/42	11	11

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	1.955%	11/1/39	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.722%	2.040%	5/1/42	14	14
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.729%	2.002%	9/1/34	2	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.736%	1.992%	9/1/43	20	21
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.739%	1.987%	6/1/41	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	1.997%	7/1/41	19	20
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.000%	10/1/40	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.771%	2.109%	5/1/42	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	2.280%	2/1/41	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.781%	2.082%	7/1/42	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.792%	2.136%	8/1/42	29	30
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.058%	3/1/42	12	12
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.237%	3/1/42	13	13
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.055%	11/1/41	15	15
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.060%	11/1/33–12/1/40	16	18
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.054%	9/1/40	14	14
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.063%	11/1/41	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.083%	1/1/42	8	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.065%	11/1/40–12/1/41	21	21
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.071%	5/1/41	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.190%	2/1/41	8	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.819%	2.166%	3/1/41	11	11
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.070%	12/1/40	2	2
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.823%	2.074%	12/1/39	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.824%	2.202%	2/1/41	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.200%	3/1/41	7	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.080%	6/1/41	12	13
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.308%	4/1/41	14	14
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	2.107%	1/1/40	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	2.090%	8/1/39	8	9

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.874%	2.114%	5/1/40	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	2.155%	11/1/34	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.909%	2.164%	4/1/37	6	6
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.912%	2.162%	5/1/36	3	3
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.155%	2.280%	12/1/37	14	15
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.313%	2.438%	1/1/35	10	10
[1,2,4]	Fannie Mae Pool, 6M USD LIBOR + 1.146%	1.183%	4/1/37	6	6
[1,2,4]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	2.090%	8/1/37	7	7
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.588%	1.781%	9/1/37	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	1.875%	1/1/38	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	1.890%	5/1/42	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	1.899%	12/1/36	7	7
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	1.910%	10/1/37	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.070%	2/1/37	5	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	1.993%	1/1/35	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	1.993%	12/1/36	13	13
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	1.995%	12/1/40	12	13
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.000%	5/1/38	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	2.015%	12/1/36	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.798%	1.915%	12/1/34	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.830%	2.050%	12/1/35	4	4
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.861%	2.166%	2/1/42	5	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.130%	5/1/40–6/1/41	16	16
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.132%	6/1/40	5	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.255%	1/1/41	13	13
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.380%	3/1/41	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	2.317%	2/1/42	4	4
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.894%	2.145%	9/1/40	10	10
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.150%	6/1/40–11/1/40	14	15
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.201%	1/1/41	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.393%	2/1/41	3	3

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.410%	2/1/41	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.006%	2.254%	5/1/37	5	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.585%	3/1/38	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.371%	11/1/34	14	14
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.375%	5/1/36	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.490%	2/1/36	4	5
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.410%	2.533%	10/1/36	8	9
[1,2,4]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	1.480%	6/1/37	7	7
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.625%	7/20/38–8/20/41	22	23
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.750%	10/20/38–12/20/42	78	79
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.875%	4/20/41–6/20/43	52	54
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.000%	1/20/41–3/20/43	54	55
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.000%	5/20/41	3	3
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.250%	11/20/40	1	1
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.375%	5/20/41	3	3
					1,111
Total U.S. Government and Agency Obligations (Cost $3,025,640)					2,893,216
Asset-Backed/Commercial Mortgage-Backed Securities (2.7%)
[2]	Ally Auto Receivables Trust Class A4 Series 2019-2	2.260%	8/15/24	50	50
[2]	Ally Auto Receivables Trust Class A4 Series 2019-4	1.920%	1/15/25	25	25
[2]	American Express Credit Account Master Trust Class A Series 2018-2	3.010%	10/15/25	250	252
[2]	American Express Credit Account Master Trust Class A Series 2021-1	0.900%	11/15/26	425	406
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-1	1.110%	8/19/24	203	203
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-2	0.660%	12/18/24	22	22
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-3	0.530%	6/18/25	225	223
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-1	0.370%	8/18/25	50	49
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	25	24
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2020-3	0.760%	12/18/25	25	24
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2021-1	0.680%	10/19/26	25	24
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2018-1	3.500%	1/18/24	25	25
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2021-1	0.890%	10/19/26	25	24
[2]	BA Credit Card Trust Class A1 Series 2019-A1	1.740%	1/15/25	150	150
[2]	BA Credit Card Trust Class A1 Series 2020-A1	0.340%	5/15/26	200	192
[2]	BA Credit Card Trust Class A1 Series 2021-A1	0.440%	9/15/26	35	33

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Banc of America Commercial Mortgage Trust Class A4 Series 2015-UBS7	3.705%	9/15/48	75	76
[2]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	72	73
[2]	Banc of America Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	2/15/50	28	28
[2]	Banc of America Commercial Mortgage Trust Class ASB Series 2015-UBS7	3.429%	9/15/48	36	37
[2]	BANK Class A2 Series 2018-BN14	4.128%	9/15/60	28	29
[2]	BANK Class A3 Series 2017-BNK9	3.279%	11/15/54	150	149
[2,4]	BANK Class A3 Series 2018-BN11	4.046%	3/15/61	100	104
[2]	BANK Class A3 Series 2019-BN19	3.183%	8/15/61	75	74
[2]	BANK Class A3 Series 2019-BN20	3.011%	9/15/62	170	166
[2]	BANK Class A3 Series 2019-BN23	2.920%	12/15/52	180	175
[2]	BANK Class A3 Series 2019-BN24	2.960%	11/15/62	150	146
[2]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/60	50	50
[2]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	100	98
[2]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	150	151
[2]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/54	150	151
[2,4]	BANK Class A4 Series 2018-BN12	4.255%	5/15/61	125	131
[2]	BANK Class A4 Series 2018-BN13	3.953%	8/15/61	50	51
[2,4]	BANK Class A4 Series 2018-BN14	4.231%	9/15/60	100	105
[2,4]	BANK Class A4 Series 2018-BN15	4.407%	11/15/61	110	117
[2]	BANK Class A4 Series 2019-BN16	4.005%	2/15/52	125	130
[2]	BANK Class A4 Series 2019-BN17	3.714%	4/15/52	100	102
[2]	BANK Class A4 Series 2019-BN18	3.584%	5/15/62	100	101
[2]	BANK Class A4 Series 2019-BN22	2.978%	11/15/62	290	282
[2]	BANK Class A4 Series 2020-BN26	2.403%	3/15/63	175	163
[2]	BANK Class A4 Series 2020-BN28	1.844%	3/15/63	50	44
[2]	BANK Class A4 Series 2020-BN29	1.997%	11/15/53	50	45
[2]	BANK Class A4 Series 2020-BN30	1.925%	12/15/53	75	67
[2]	BANK Class A4 Series 2021-BN31	2.036%	2/15/54	50	45
[2]	BANK Class A5 Series 2017-BNK5	3.390%	6/15/60	150	150
[2]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/60	404	407
[2]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	75	75
[2]	BANK Class A5 Series 2018-BN10	3.688%	2/15/61	250	254
[2,4]	BANK Class A5 Series 2018-BN13	4.217%	8/15/61	25	26
[2]	BANK Class A5 Series 2019-BN21	2.851%	10/17/52	100	97
[2]	BANK Class A5 Series 2020-BN25	2.649%	1/15/63	200	190
[2]	BANK Class A5 Series 2020-BN27	2.144%	4/15/63	150	137
[2]	BANK Class A5 Series 2021-BN32	2.643%	4/15/54	75	71
[2]	BANK Class A5 Series 2021-BN33	2.556%	5/15/64	50	47
[2]	BANK Class A5 Series 2021-BN34	2.438%	6/15/63	150	139
[2]	BANK Class A5 Series 2021-BN35	2.285%	6/15/64	100	91
[2]	BANK Class A5 Series 2021-BN36	2.470%	9/15/64	125	116
[2,4]	BANK Class A5 Series 2021-BN37	2.618%	11/15/64	125	118
[2]	BANK Class AS Series 2017-BNK5	3.624%	6/15/60	100	99
[2]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	404	404
[2]	BANK Class AS Series 2017-BNK7	3.748%	9/15/60	75	75
[2]	BANK Class AS Series 2017-BNK8	3.731%	11/15/50	25	25
[2,4]	BANK Class AS Series 2018-BN10	3.898%	2/15/61	50	51
[2,4]	BANK Class AS Series 2018-BN12	4.355%	5/15/61	50	52
[2,4]	BANK Class AS Series 2018-BN14	4.481%	9/15/60	25	26
[2]	BANK Class AS Series 2019-BN17	3.976%	4/15/52	25	25
[2,4]	BANK Class AS Series 2019-BN18	3.826%	5/15/62	50	50
[2]	BANK Class AS Series 2019-BN21	3.093%	10/17/52	75	72
[2]	BANK Class AS Series 2019-BN23	3.203%	12/15/52	75	73
[2,4]	BANK Class AS Series 2019-BN24	3.283%	11/15/62	75	72

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	BANK Class AS Series 2020-BN25	2.841%	1/15/63	65	60
[2]	BANK Class AS Series 2020-BN26	2.687%	3/15/63	55	51
[2]	BANK Class AS Series 2020-BN27	2.551%	4/15/63	50	46
[2,4]	BANK Class AS Series 2021-BN31	2.211%	2/15/54	25	22
[2,4]	BANK Class AS Series 2021-BN36	2.695%	9/15/64	50	46
[2]	BANK Class ASB Series 2018-BN10	3.641%	2/15/61	50	50
[2,4]	BANK Class C Series 2017-BNK8	4.069%	11/15/50	50	48
[2,4]	BANK Class C Series 2019-BN19	4.033%	8/15/61	35	34
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/52	700	708
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	150	147
[2]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	8/15/52	275	267
[2,4]	Barclays Commercial Mortgage Trust Class A5 Series 2022-C14	2.946%	2/15/55	200	193
[2]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	8/15/52	25	24
[2,4]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/52	100	98
[2]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	2/15/50	125	126
[2]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	100	95
[2]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/51	125	132
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	4/15/53	50	45
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/53	125	113
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/54	50	46
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C12	2.689%	11/15/54	100	94
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/54	150	138
[2]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	2/15/50	100	100
[2]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	2/15/53	35	33
[2]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	150	140
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B2	3.662%	2/15/51	125	125
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B3	3.848%	4/10/51	73	73
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B6	4.203%	10/10/51	38	38
[2]	Benchmark Mortgage Trust Class A2 Series 2020-B17	2.211%	3/15/53	50	48
[2]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	9/15/43	125	119
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	7/15/51	75	79
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	50	52
[2,4]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	5/15/53	175	186
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	3/15/62	80	82
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	8/15/57	280	272

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	100	101
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	325	333
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	4/10/51	225	232
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	7/15/51	350	364
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	1/15/52	125	131
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/62	225	220
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	230	223
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	3/15/52	105	109
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	100	96
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	3/15/53	100	92
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B19	1.850%	9/15/53	63	56
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B20	2.034%	10/15/53	100	90
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B21	1.978%	12/17/53	125	112
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B22	1.973%	1/15/54	100	90
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B23	2.070%	2/15/54	225	203
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B24	2.584%	3/15/54	125	118
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.577%	4/15/54	125	117
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.847%	4/15/54	50	47
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B26	2.613%	6/15/54	75	71
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B28	2.224%	8/15/54	100	91
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B29	2.388%	9/15/54	50	46
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B30	2.576%	11/15/54	200	187
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B32	3.002%	1/15/55	175	170
[2]	Benchmark Mortgage Trust Class A5 Series 2022-B33	3.458%	3/15/55	75	76
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	50	50
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	7/15/51	75	76
[2]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	3/15/62	50	51
[2,4]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	2/15/53	25	24
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	2/15/51	150	153
[2]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/51	25	26

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	1/15/52	50	52
[2]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	5/15/52	75	75
[2]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	3/15/53	30	28
[2]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	9/15/53	25	22
[2]	Benchmark Mortgage Trust Class AS Series 2020-B20	2.375%	10/15/53	10	9
[2,4]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	9/15/43	50	47
[2]	Benchmark Mortgage Trust Class AS Series 2021-B23	2.274%	2/15/54	75	67
[2]	Benchmark Mortgage Trust Class AS Series 2021-B24	2.780%	3/15/54	25	23
[2,4]	Benchmark Mortgage Trust Class AS Series 2022-B32	3.411%	1/15/55	75	73
[2]	BMO Mortgage Trust Class A5 Series 2022-C1	3.374%	2/15/55	50	50
[2]	BMW Vehicle Lease Trust Class A3 Series 2021-1	0.290%	1/25/24	75	74
[2]	BMW Vehicle Lease Trust Class A3 Series 2021-2	0.330%	12/26/24	75	73
[2]	BMW Vehicle Lease Trust Class A4 Series 2021-1	0.370%	7/25/24	25	24
[2]	BMW Vehicle Lease Trust Class A4 Series 2021-2	0.430%	1/27/25	50	48
[2]	BMW Vehicle Owner Trust Class A3 Series 2020-A	0.480%	10/25/24	18	18
[2]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	135	130
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	5/15/52	125	127
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/52	140	135
[2]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	1/15/53	60	58
[2]	Capital One Multi-Asset Execution Trust Class A1 Series 2021-A1	0.550%	7/15/26	200	190
[2]	Capital One Multi-Asset Execution Trust Class A1 Series 2022-A1	2.800%	3/15/27	400	398
[2]	Capital One Multi-Asset Execution Trust Class A2 Series 2021-A2	1.390%	7/15/30	450	411
[2]	Capital One Multi-Asset Execution Trust Class A3 Series 2019-A3	2.060%	8/15/28	100	97
[2]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/16/26	400	383
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2019-1	2.510%	11/15/23	20	20
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2021-1	0.770%	9/15/26	100	96
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2019-1	2.560%	10/15/24	35	35
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2020-1	1.630%	8/15/25	15	15
[2]	CarMax Auto Owner Trust Class A3 Series 2020-1	1.890%	12/16/24	67	67
[2]	CarMax Auto Owner Trust Class A3 Series 2020-3	0.620%	3/17/25	64	64

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	CarMax Auto Owner Trust Class A3 Series 2020-4	0.500%	8/15/25	475	466
[2]	CarMax Auto Owner Trust Class A3 Series 2020-4	0.630%	6/15/26	25	24
[2]	CarMax Auto Owner Trust Class A3 Series 2021-1	0.340%	12/15/25	60	59
[2]	CarMax Auto Owner Trust Class A3 Series 2021-2	0.520%	2/17/26	100	98
[2]	CarMax Auto Owner Trust Class A3 Series 2021-4	0.560%	9/15/26	100	96
[2]	CarMax Auto Owner Trust Class A3 Series 2022-1	1.470%	12/15/26	100	97
[2]	CarMax Auto Owner Trust Class A4 Series 2018-2	3.160%	7/17/23	19	19
[2]	CarMax Auto Owner Trust Class A4 Series 2019-4	2.130%	7/15/25	25	25
[2]	CarMax Auto Owner Trust Class A4 Series 2020-1	2.030%	6/16/25	15	15
[2]	CarMax Auto Owner Trust Class A4 Series 2020-3	0.770%	3/16/26	25	24
[2]	CarMax Auto Owner Trust Class A4 Series 2021-2	0.810%	12/15/26	25	24
[2]	CarMax Auto Owner Trust Class A4 Series 2022-1	1.700%	8/16/27	50	48
[2]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	75	72
[2]	CD Mortgage Trust Class A3 Series 2019-CD8	2.657%	8/15/57	40	38
[2]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	150	145
[2,4]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/49	100	100
[2]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	144	145
[2]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	75	78
[2]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	8/15/57	450	433
[2]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	125	125
[2]	CD Mortgage Trust Class AAB Series 2017-CD3	3.453%	2/10/50	24	24
[2,4]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	75	74
[2]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	2/10/50	31	31
[2]	CD Mortgage Trust Class ASB Series 2017-CD6	3.332%	11/13/50	50	50
[2]	CD Mortgage Trust Class ASB Series 2018-CD7	4.213%	8/15/51	10	10
[2]	CenterPoint Energy Transition Bond Co. IV LLC Class A3 Series 2012-1	3.028%	10/15/25	240	241
[2]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C3	3.865%	1/10/48	125	127
[2,4]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C6	3.217%	11/10/49	250	248
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	150	148
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	6/15/50	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	5/10/58	100	99
[2]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	8/15/50	250	250
[2,4]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	8/15/50	50	50
[2]	Citibank Credit Card Issuance Trust Class A3 Series 2018-A3	3.290%	5/23/25	450	456
[2]	Citibank Credit Card Issuance Trust Class A7 Series 2018-A7	3.960%	10/13/30	200	213
[2]	Citigroup Commercial Mortgage Trust Class A2 Series 2018-B2	3.788%	3/10/51	50	50
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-P4	2.646%	7/10/49	150	142
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-C4	3.209%	10/12/50	100	99
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2012-GC8	3.024%	9/10/45	52	52
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC11	3.093%	4/10/46	100	100
[2,4]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC15	4.371%	9/10/46	50	51
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/10/47	25	25
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	7/10/47	100	100
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	175	175
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC29	3.192%	4/10/48	175	172
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	100	101
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC33	3.778%	9/10/58	100	101
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-C1	3.209%	5/10/49	125	124
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC37	3.314%	4/10/49	50	50
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	7/10/49	75	73
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	250	250
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/51	275	284
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/52	275	268
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2014-GC21	3.855%	5/10/47	50	50
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	225	223
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	2/10/49	475	476
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	8/10/56	225	217
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	2/15/53	110	105
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2014-GC19	3.552%	3/10/47	10	10
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2016-C1	3.003%	5/10/49	45	45

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2013-GC15	4.649%	9/10/46	75	76
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC19	4.345%	3/10/47	25	25
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2015-GC27	3.571%	2/10/48	100	99
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/50	50	50
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	2/15/53	45	43
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC21	4.328%	5/10/47	50	50
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	4/10/48	84	83
[2]	CNH Equipment Trust Class A3 Series 2022-A	2.830%	7/15/27	50	50
[2]	COMM Mortgage Trust Class A3 Series 2012-CR4	2.853%	10/15/45	124	124
[2]	COMM Mortgage Trust Class A3 Series 2013-CR11	3.983%	8/10/50	40	40
[2]	COMM Mortgage Trust Class A3 Series 2013-CR12	3.765%	10/10/46	46	46
[2]	COMM Mortgage Trust Class A3 Series 2014-CR21	3.528%	12/10/47	160	160
[2]	COMM Mortgage Trust Class A3 Series 2017-COR2	3.510%	9/10/50	35	35
[2]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	5/10/51	125	130
[2]	COMM Mortgage Trust Class A4 Series 2012-CR2	3.147%	8/15/45	55	54
[2,4]	COMM Mortgage Trust Class A4 Series 2013-CR10	4.210%	8/10/46	20	20
[2]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	150	152
[2]	COMM Mortgage Trust Class A4 Series 2013-CR12	4.046%	10/10/46	50	50
[2]	COMM Mortgage Trust Class A4 Series 2013-CR6	3.101%	3/10/46	515	515
[2]	COMM Mortgage Trust Class A4 Series 2013-CR7	3.213%	3/10/46	31	31
[2,4]	COMM Mortgage Trust Class A4 Series 2013-CR9	4.255%	7/10/45	89	90
[2,4]	COMM Mortgage Trust Class A4 Series 2014-CR15	4.074%	2/10/47	56	57
[2]	COMM Mortgage Trust Class A4 Series 2014-CR20	3.590%	11/10/47	50	50
[2]	COMM Mortgage Trust Class A4 Series 2014-LC15	4.006%	4/10/47	150	152
[2]	COMM Mortgage Trust Class A4 Series 2014-UBS3	3.819%	6/10/47	100	101
[2]	COMM Mortgage Trust Class A4 Series 2014-UBS5	3.838%	9/10/47	125	126
[2]	COMM Mortgage Trust Class A4 Series 2015-CR23	3.497%	5/10/48	100	100
[2]	COMM Mortgage Trust Class A4 Series 2015-CR24	3.432%	8/10/48	225	224
[2]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	125	126
[2]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	225	226

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	125	125
[2]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	2/10/48	125	124
[2]	COMM Mortgage Trust Class A4 Series 2016-CR28	3.762%	2/10/49	150	151
[2,4]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	71	71
[2]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	39	39
[2]	COMM Mortgage Trust Class A5 Series 2014-CR17	3.977%	5/10/47	50	50
[2]	COMM Mortgage Trust Class A5 Series 2014-CR19	3.796%	8/10/47	175	176
[2]	COMM Mortgage Trust Class A5 Series 2014-LC17	3.917%	10/10/47	50	50
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS2	3.961%	3/10/47	54	55
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS4	3.694%	8/10/47	125	125
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS6	3.644%	12/10/47	225	225
[2]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	150	149
[2]	COMM Mortgage Trust Class A5 Series 2015-DC1	3.350%	2/10/48	75	75
[2]	COMM Mortgage Trust Class A5 Series 2015-PC1	3.902%	7/10/50	100	101
[2]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	8/15/57	115	111
[2]	COMM Mortgage Trust Class AM Series 2012-CR2	3.791%	8/15/45	65	65
[2,4]	COMM Mortgage Trust Class AM Series 2013-CR11	4.715%	8/10/50	30	31
[2]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/46	25	25
[2]	COMM Mortgage Trust Class AM Series 2014-CR16	4.278%	4/10/47	75	76
[2]	COMM Mortgage Trust Class AM Series 2014-CR19	4.080%	8/10/47	50	50
[2]	COMM Mortgage Trust Class AM Series 2014-UBS2	4.199%	3/10/47	15	15
[2]	COMM Mortgage Trust Class AM Series 2014-UBS4	3.968%	8/10/47	44	44
[2]	COMM Mortgage Trust Class AM Series 2014-UBS6	4.048%	12/10/47	50	50
[2,4]	COMM Mortgage Trust Class AM Series 2015-CR22	3.603%	3/10/48	100	100
[2]	COMM Mortgage Trust Class AM Series 2015-CR23	3.801%	5/10/48	50	50
[2]	COMM Mortgage Trust Class AM Series 2015-LC19	3.527%	2/10/48	50	50
[2]	COMM Mortgage Trust Class AM Series 2019-GC44	3.263%	8/15/57	50	48
[2]	COMM Mortgage Trust Class ASB Series 2013-CR12	3.623%	10/10/46	16	16
[2]	COMM Mortgage Trust Class ASB Series 2014-CCRE16	3.653%	4/10/47	17	18
[2]	COMM Mortgage Trust Class ASB Series 2014-CR15	3.595%	2/10/47	11	11

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	COMM Mortgage Trust Class ASB Series 2014-CR17	3.598%	5/10/47	10	10
[2]	COMM Mortgage Trust Class ASB Series 2014-CR18	3.452%	7/15/47	16	16
[2]	COMM Mortgage Trust Class ASB Series 2014-UBS2	3.472%	3/10/47	9	9
[2]	COMM Mortgage Trust Class ASB Series 2014-UBS6	3.387%	12/10/47	68	68
[2]	COMM Mortgage Trust Class ASB Series 2015-CR23	3.257%	5/10/48	46	46
[2]	COMM Mortgage Trust Class ASB Series 2015-CR27	3.404%	10/10/48	91	92
[2]	COMM Mortgage Trust Class ASB Series 2015-LC19	3.040%	2/10/48	13	14
[2]	COMM Mortgage Trust Class ASB Series 2016-DC2	3.550%	2/10/49	97	98
[2,4]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/46	25	25
[2,4]	COMM Mortgage Trust Class B Series 2014-CR15	4.641%	2/10/47	28	29
[2]	COMM Mortgage Trust Class B Series 2014-CR17	4.377%	5/10/47	25	25
[2]	COMM Mortgage Trust Class B Series 2014-UBS2	4.701%	3/10/47	10	10
[2,4]	COMM Mortgage Trust Class C Series 2013-LC6	4.242%	1/10/46	25	25
[2,4]	COMM Mortgage Trust Class C Series 2014-CR15	4.691%	2/10/47	50	51
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	6/15/52	275	271
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2021-C20	2.805%	3/15/54	250	237
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C1	3.505%	4/15/50	100	100
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	150	150
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C3	3.718%	8/15/48	100	100
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	200	195
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2017-C8	3.392%	6/15/50	150	149
[2,4]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	8/15/51	25	26
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	3/15/52	225	233
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	200	199
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/50	150	150
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX9	3.446%	9/15/50	50	50
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	4/15/51	275	282
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C1	3.791%	4/15/50	75	74
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C2	3.849%	6/15/57	75	74
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2021-C20	3.076%	3/15/54	50	48

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C3	3.448%	8/15/48	54	55
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C4	3.617%	11/15/48	35	36
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	4.044%	4/15/50	50	48
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C3	4.119%	8/15/48	50	48
[2]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	100	106
[2]	DBJPM Mortgage Trust Class A4 Series 2016-C1	3.276%	5/10/49	75	74
[2]	DBJPM Mortgage Trust Class A5 Series 2016-C3	2.890%	8/10/49	100	98
[2]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	100	100
[2]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/53	50	45
[2,4]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	6/10/50	50	49
[2]	Discover Card Execution Note Trust Class A1 Series 2015-A1	3.030%	8/15/25	225	227
[2]	Discover Card Execution Note Trust Class A1 Series 2021-A1	0.580%	9/15/26	175	166
[2]	Discover Card Execution Note Trust Class A1 Series 2022-A1	1.960%	2/15/27	200	195
[2]	Discover Card Execution Note Trust Class A2 Series 2021-A2	1.030%	9/15/28	150	139
[2]	Drive Auto Receivables Trust Class B Series 2021-1	0.650%	7/15/25	25	25
[2]	Drive Auto Receivables Trust Class B Series 2021-2	0.580%	12/15/25	75	73
[2]	Drive Auto Receivables Trust Class C Series 2021-1	1.020%	6/15/27	25	25
[2]	Drive Auto Receivables Trust Class C Series 2021-2	0.870%	10/15/27	50	48
[2]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	35	35
[2]	Drive Auto Receivables Trust Class D Series 2019-1	4.090%	6/15/26	97	98
[2]	Drive Auto Receivables Trust Class D Series 2021-2	1.390%	3/15/29	50	47
[2]	Exeter Automobile Receivables Trust Class B Series 2021-1A	0.500%	2/18/25	32	32
[2]	Exeter Automobile Receivables Trust Class B Series 2021-3A	0.690%	1/15/26	50	49
[2]	Exeter Automobile Receivables Trust Class C Series 2020-3A	1.320%	7/15/25	75	74
[2]	Exeter Automobile Receivables Trust Class C Series 2021-1A	0.740%	1/15/26	85	83
[2]	Exeter Automobile Receivables Trust Class C Series 2021-3A	0.960%	10/15/26	50	48
[2]	Exeter Automobile Receivables Trust Class D Series 2021-3A	1.550%	6/15/27	35	33
[2]	Exeter Automobile Receivables Trust Class D Series 2022-1A	3.020%	6/15/28	50	49
[1,2,4]	Fannie Mae Multifamily REMIC Trust Class A2 Series 2022-M1G	1.531%	9/25/31	75	67
[1,2,4]	Fannie Mae-Aces Class 1A Series 2014-M7	3.228%	6/25/24	219	221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Fannie Mae-Aces Class 2A2 Series 2019-M21	2.350%	2/25/31	30	29
[1,2,4]	Fannie Mae-Aces Class 2A2 Series 2021-M13	1.629%	3/25/33	200	180
[1,2]	Fannie Mae-Aces Class 3A2 Series 2019-M18	2.577%	9/25/31	100	99
[1,2]	Fannie Mae-Aces Class A Series 2015-M2	2.620%	12/25/24	149	149
[1,2,4]	Fannie Mae-Aces Class A2 Series 2013-M14	3.329%	10/25/23	186	188
[1,2]	Fannie Mae-Aces Class A2 Series 2013-M7	2.280%	12/27/22	30	30
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M1	3.123%	7/25/23	178	180
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M13	3.021%	8/25/24	129	129
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M2	3.513%	12/25/23	156	157
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M3	3.489%	1/25/24	49	49
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M4	3.346%	3/25/24	119	119
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M8	3.056%	6/25/24	129	129
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M9	3.103%	7/25/24	146	146
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M1	2.532%	9/25/24	238	237
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	4/25/27	98	99
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M12	2.799%	5/25/25	179	179
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M15	2.923%	10/25/25	220	220
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M3	2.723%	10/25/24	86	85
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M7	2.590%	12/25/24	139	138
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M8	2.900%	1/25/25	98	98
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	7/25/26	250	245
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M12	2.450%	9/25/26	250	247
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M13	2.496%	9/25/26	70	69
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M3	2.702%	2/25/26	95	95
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M4	2.576%	3/25/26	100	99
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M42	1.270%	7/25/30	10	9
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M5	2.469%	4/25/26	200	197
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/26	47	46
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M9	2.292%	6/25/26	300	293
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M1	2.415%	10/25/26	168	165
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M12	3.069%	6/25/27	246	248

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M14	2.867%	11/25/27	74	75
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M2	2.784%	2/25/27	180	180
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M4	2.556%	12/25/26	163	160
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M5	3.120%	4/25/29	70	71
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/27	246	246
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/27	497	501
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M10	3.369%	7/25/28	125	130
[1,2]	Fannie Mae-Aces Class A2 Series 2018-M10	3.610%	2/25/31	300	315
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M12	3.638%	8/25/30	50	53
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M13	3.709%	9/25/30	180	191
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M14	3.581%	8/25/28	174	181
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M4	3.059%	3/25/28	153	154
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M7	3.065%	3/25/28	98	99
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M1	3.552%	9/25/28	200	209
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/29	400	406
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/29	250	243
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M2	3.626%	11/25/28	192	202
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/29	200	205
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/29	224	228
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	6/25/29	345	351
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/29	950	927
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	5/25/30	250	233
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M22	2.522%	8/25/29	362	356
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	5/25/30	100	91
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/30	250	228
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/30	125	121
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M52	1.319%	10/25/30	275	247
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1	1.390%	11/25/30	60	55
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M11	1.459%	3/25/31	225	203
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M13	1.605%	4/25/31	50	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M19	1.741%	10/25/31	275	255
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M3G	1.250%	1/25/31	225	197
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1	1.669%	10/25/31	325	293
[1,2]	Fannie Mae-Aces Class A2 Series 2022-M3	1.764%	11/25/31	100	90
[1,2]	Fannie Mae-Aces Class A2 Series 2022-M4	2.290%	5/25/30	150	144
[1,2,4]	Fannie Mae-Aces Class A3 Series 2018-M3	3.086%	2/25/30	75	77
[1,2,4]	Fannie Mae-Aces Class APT Series 2013-M12	2.405%	3/25/23	109	109
[1,2,4]	Fannie Mae-Aces Class APT Series 2013-M14	2.618%	4/25/23	19	19
[1,2,4]	Fannie Mae-Aces Class ATS2 Series 2018-M2	2.902%	1/25/28	425	426
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2015-M4	2.509%	7/25/22	5	5
[1,2]	Fannie Mae-Aces Class AV2 Series 2016-M2	2.152%	1/25/23	56	56
[1,2]	Fannie Mae-Aces Class AV2 Series 2016-M7	2.157%	10/25/23	20	20
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2017-M10	2.554%	7/25/24	103	102
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2017-M15	3.140%	11/25/27	260	260
[1,2]	FHLMC Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	150	133
[1,2]	FHLMC Multifamily Structured Pass Through Certificates Class A2 Series K-1522	2.361%	10/25/36	150	136
[1,2]	FHLMC Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	335	321
[2]	Fifth Third Auto Trust Class A4 Series 2019-1	2.690%	11/16/26	50	50
[2]	Ford Credit Auto Lease Trust Class A3 Series 2021-B	0.370%	10/15/24	125	122
[2]	Ford Credit Auto Owner Trust Class A3 Series 2019-A	2.780%	9/15/23	20	20
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-A	1.040%	8/15/24	15	15
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-B	0.560%	10/15/24	113	112
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-C	0.410%	7/15/25	75	73
[2]	Ford Credit Auto Owner Trust Class A3 Series 2021-A	0.260%	2/15/24	100	99
[2]	Ford Credit Auto Owner Trust Class A3 Series 2021-A	0.300%	8/15/25	150	146
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-A	1.290%	6/15/26	50	48
[2]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	50	50
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-B	0.790%	11/15/25	35	34
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-C	0.510%	8/15/26	25	24

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.300%	4/15/24	25	25
[2]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.490%	9/15/26	50	47
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-2	3.170%	3/15/25	200	202
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-4	4.060%	11/15/30	100	104
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-2	3.060%	4/15/26	150	151
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-4	2.440%	9/15/26	185	182
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	150	140
[2]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2020-1	0.700%	9/15/25	275	267
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K038	2.604%	10/25/23	14	14
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K039	2.683%	12/25/23	15	15
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K040	2.768%	4/25/24	44	44
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K042	2.267%	6/25/24	18	18
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K043	2.532%	10/25/23	16	16
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K045	2.493%	11/25/24	55	55
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K047	2.827%	12/25/24	33	34
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K080	3.736%	4/25/28	90	93
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K087	3.591%	10/25/27	89	91
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K121	0.995%	8/25/30	24	22
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K122	0.863%	11/25/30	15	13
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K129	1.342%	9/25/30	50	46
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K1520	2.007%	7/25/35	50	47
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K029	3.320%	2/25/23	313	316
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K030	3.250%	4/25/23	321	323

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K031	3.300%	4/25/23	1,215	1,227
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K032	3.310%	5/25/23	340	344
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K033	3.060%	7/25/23	325	327
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K034	3.531%	7/25/23	288	291
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K035	3.458%	8/25/23	400	404
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K036	3.527%	10/25/23	325	329
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K038	3.389%	3/25/24	200	202
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K039	3.303%	7/25/24	225	227
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K040	3.241%	9/25/24	275	277
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K041	3.171%	10/25/24	275	277
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K042	2.670%	12/25/24	25	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K043	3.062%	12/25/24	150	151
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K045	3.023%	11/25/25	175	176
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K046	3.205%	3/25/25	175	176
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K047	3.329%	5/25/25	175	177
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K048	3.284%	6/25/25	325	328
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K049	3.010%	7/25/25	125	125
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K050	3.334%	8/25/25	200	202
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K052	3.151%	11/25/25	125	126
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K053	2.995%	12/25/25	75	75
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K054	2.745%	1/25/26	200	199

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K056	2.525%	5/25/26	150	148
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/26	100	99
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K063	3.430%	1/25/27	475	486
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K064	3.224%	3/25/27	300	305
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K065	3.243%	4/25/27	433	441
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/27	150	152
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K067	3.194%	7/25/27	500	509
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/27	125	128
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/27	200	204
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/27	75	77
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/27	225	231
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/27	100	103
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/28	125	129
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/28	225	234
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K075	3.650%	2/25/28	150	157
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/28	350	370
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K078	3.854%	6/25/28	100	106
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K079	3.926%	6/25/28	25	27
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K080	3.926%	7/25/28	175	186
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K081	3.900%	8/25/28	350	372
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K082	3.920%	9/25/28	75	79

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/28	1,700	1,812
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K084	3.780%	10/25/28	275	287
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K085	4.060%	10/25/28	225	238
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K087	3.771%	12/25/28	400	420
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/29	275	287
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K089	3.563%	1/25/29	25	26
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K090	3.422%	2/25/29	200	206
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/29	450	466
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K092	3.298%	4/25/29	225	230
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/29	400	401
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K094	2.903%	6/25/29	275	275
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K095	2.785%	6/25/29	275	273
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K096	2.519%	7/25/29	225	219
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K098	2.425%	8/25/29	450	436
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K099	2.595%	9/25/29	210	206
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K101	2.524%	10/25/29	370	360
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K102	2.537%	10/25/29	350	342
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K103	2.651%	11/25/29	300	295
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K104	2.253%	1/25/30	445	425
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K105	1.872%	1/25/30	95	88
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K106	2.069%	1/25/30	1,300	1,225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K107	1.639%	1/25/30	100	91
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K108	1.517%	3/25/30	150	136
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K109	1.558%	4/25/30	425	385
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K110	1.477%	4/25/30	25	23
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K111	1.350%	5/25/30	25	22
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K114	1.366%	6/25/30	125	111
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	7/25/30	320	284
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117	1.406%	8/25/30	25	22
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K118	1.493%	9/25/30	400	358
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K120	1.500%	10/25/30	300	268
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K121	1.547%	10/25/30	175	157
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K122	1.521%	11/25/30	175	157
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K124	1.658%	12/25/30	150	136
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K125	1.846%	1/25/31	700	642
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K126	2.074%	1/25/31	250	234
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K127	2.108%	1/25/31	425	398
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K128	2.020%	3/25/31	250	232
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K129	1.914%	5/25/31	400	368
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K130	1.723%	6/25/31	150	136
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K131	1.853%	7/25/31	400	366
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K132	2.023%	8/25/31	100	93

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K133	2.096%	9/25/31	200	186
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K134	2.243%	10/25/31	200	189
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K135	2.154%	10/25/31	125	117
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K138	2.476%	1/25/32	150	144
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K140	2.250%	1/25/32	100	94
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1510	3.718%	1/25/31	75	77
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1511	3.470%	3/25/31	100	105
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1514	2.859%	10/25/34	225	217
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1515	1.940%	2/25/35	150	131
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1516	1.721%	5/25/35	225	191
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1517	1.716%	7/25/35	25	21
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1518	1.860%	10/25/35	100	86
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1519	2.013%	12/25/35	100	87
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K152	3.080%	1/25/31	100	101
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1520	2.438%	2/25/36	200	184
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K155	3.750%	11/25/32	100	106
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K157	3.990%	5/25/33	75	80
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K158	3.900%	12/25/30	100	108
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K159	3.950%	11/25/30	50	54
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K723	2.454%	8/25/23	118	117
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K724	3.062%	11/25/23	100	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K726	2.905%	4/25/24	164	164
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K727	2.946%	7/25/24	200	199
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K728	3.064%	8/25/24	247	246
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K729	3.136%	10/25/24	900	900
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K730	3.590%	1/25/25	275	277
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K731	3.600%	2/25/25	225	227
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K734	3.208%	2/25/26	375	378
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K735	2.862%	5/25/26	500	497
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K737	2.525%	10/25/26	400	393
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K738	1.545%	1/25/27	100	94
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/27	25	23
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K742	1.760%	3/25/28	200	188
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/28	125	117
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K744	1.712%	7/25/28	98	92
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K745	1.657%	8/25/28	50	46
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K746	2.031%	9/25/28	150	143
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K747	2.050%	11/25/28	125	119
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KC02	3.370%	7/25/25	169	170
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KW01	2.853%	1/25/26	200	199
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1510	3.794%	1/25/34	395	415
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1511	3.542%	3/25/34	225	231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K154	3.459%	11/25/32	50	52
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K155	3.750%	4/25/33	200	212
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K157	3.990%	8/25/33	75	80
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2020-1	1.670%	12/20/22	2	2
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2020-2	0.800%	7/20/23	17	17
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2021-2	0.340%	5/20/24	100	98
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2021-3	0.390%	10/21/24	125	121
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2022-1	1.900%	3/20/25	175	173
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2020-1	1.700%	12/20/23	10	10
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2021-2	0.410%	5/20/25	25	24
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-3	0.450%	4/16/25	159	157
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-4	0.380%	8/18/25	115	113
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-2	0.510%	4/16/26	55	54
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-3	0.480%	6/16/26	100	97
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-4	0.680%	9/16/26	75	72
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-1	1.260%	11/16/26	50	49
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-1	1.900%	3/17/25	30	30
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-3	0.580%	1/16/26	25	24
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	25	24
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	50	47
[2]	GM Financial Securitized Term Class A3 Series 2021-1	0.350%	10/16/25	65	64
[2]	GM Financial Securitized Term Class A4 Series 2021-1	0.540%	5/17/27	250	238
[2]	GS Mortgage Securities Corp II Class A5 Series 2013-GC10	2.943%	2/10/46	92	92
[2]	GS Mortgage Securities Corp II Class AS Series 2013-GC10	3.279%	2/10/46	35	35

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	GS Mortgage Securities Trust Class A3 Series 2012-GCJ9	2.773%	11/10/45	121	121
[2]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	150	149
[2]	GS Mortgage Securities Trust Class A4 Series 2013-GC12	3.135%	6/10/46	90	90
[2]	GS Mortgage Securities Trust Class A4 Series 2014-GC18	4.074%	1/10/47	200	202
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	150	149
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	50	50
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	100	100
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	5/10/49	75	73
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	200	194
[2,4]	GS Mortgage Securities Trust Class A4 Series 2016-GS4	3.442%	11/10/49	75	75
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	3/10/50	150	152
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	8/10/50	261	262
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	5/10/52	100	101
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	150	148
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/1/52	275	267
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/52	125	122
[2,4]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.031%	7/10/46	20	20
[2]	GS Mortgage Securities Trust Class A5 Series 2013-GC14	4.243%	8/10/46	200	202
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	6/10/47	50	50
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	125	126
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC26	3.629%	11/10/47	225	225
[2]	GS Mortgage Securities Trust Class A5 Series 2015-GC28	3.396%	2/10/48	150	150
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	125	121
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	75	69
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GSA2	2.012%	12/12/53	125	112
[2]	GS Mortgage Securities Trust Class AAB Series 2013-GC14	3.817%	8/10/46	7	7
[2]	GS Mortgage Securities Trust Class AAB Series 2014-GC22	3.467%	6/10/47	19	19
[2]	GS Mortgage Securities Trust Class AAB Series 2014-GC26	3.365%	11/10/47	39	40
[2]	GS Mortgage Securities Trust Class AAB Series 2015-GC32	3.513%	7/10/48	86	86
[2]	GS Mortgage Securities Trust Class AB Series 2015-GC34	3.278%	10/10/48	98	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	GS Mortgage Securities Trust Class AS Series 2013-GCJ2	3.375%	6/10/46	39	39
[2]	GS Mortgage Securities Trust Class AS Series 2014-GC26	3.964%	11/10/47	50	50
[2,4]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/49	50	49
[2,4]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	3/10/50	50	50
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS6	3.638%	5/10/50	100	100
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	8/10/50	70	68
[2]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	9/1/52	50	47
[2,4]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	2/13/53	35	34
[2]	GS Mortgage Securities Trust Class AS Series 2020-GSA2	2.224%	12/12/53	25	22
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.522%	9/10/47	25	24
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/47	50	49
[2,4]	GS Mortgage Securities Trust Class C Series 2017-GS6	4.322%	5/10/50	10	10
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-B	0.560%	11/16/26	150	146
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2020-3	0.370%	10/18/24	360	356
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-1	0.270%	4/21/25	100	98
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-2	0.330%	8/15/25	125	121
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-3	0.410%	11/18/25	75	72
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-4	0.880%	1/21/26	100	97
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2022-1	1.880%	5/15/26	50	49
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2019-2	2.540%	3/21/25	30	30
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-1	1.630%	10/21/26	20	20
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-3	0.460%	4/19/27	25	24
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2021-1	0.420%	1/21/28	50	48
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-A	1.410%	11/15/24	9	9
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-B	0.480%	12/16/24	41	41
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-C	0.380%	5/15/25	50	49
[2]	Hyundai Auto Receivables Trust Class A3 Series 2021-A	0.380%	9/15/25	50	49
[2]	Hyundai Auto Receivables Trust Class A3 Series 2021-C	0.740%	5/15/26	50	48
[2]	Hyundai Auto Receivables Trust Class A4 Series 2020-B	0.620%	12/15/25	25	24
[2]	Hyundai Auto Receivables Trust Class A4 Series 2021-A	0.620%	5/17/27	25	24

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	John Deere Owner Trust Class A3 Series 2021-B	0.520%	3/16/26	100	96
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C6	3.507%	5/15/45	30	30
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C8	2.829%	10/15/45	69	69
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2012-CBX	3.483%	6/15/45	20	20
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	100	101
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/49	100	101
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-C10	3.143%	12/15/47	51	51
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-LC11	2.960%	4/15/46	208	208
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2014-C20	3.805%	7/15/47	75	77
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	1/15/49	75	76
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/49	250	242
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2013-C10	3.372%	12/15/47	39	39
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/49	75	75
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-LC11	3.499%	4/15/46	50	50
[2]	JPMBB Commercial Mortgage Securities Trust Class A2 Series 2014-C24	2.940%	11/15/47	1	1
[2]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2014-C19	3.669%	4/15/47	14	14
[2]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	105	105
[2,4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C14	4.133%	8/15/46	75	76
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	95	96
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C22	3.801%	9/15/47	175	176
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C26	3.494%	1/15/48	175	175
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	59	58
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C28	3.227%	10/15/48	125	124
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C29	3.611%	5/15/48	100	100
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	82	83

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	39	39
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C15	4.131%	11/15/45	65	66
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C18	4.079%	2/15/47	127	128
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C21	3.775%	8/15/47	25	25
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C23	3.934%	9/15/47	85	86
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	50	50
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/47	200	201
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C30	3.822%	7/15/48	100	101
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	125	124
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.038%	7/15/45	26	26
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C14	4.409%	8/15/46	30	30
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C15	4.420%	11/15/45	35	36
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	25	25
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C19	4.243%	4/15/47	50	50
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	9/15/47	50	50
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C23	4.202%	9/15/47	50	50
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/47	75	75
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C25	4.065%	11/15/47	50	50
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C26	3.800%	1/15/48	50	50
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C28	3.532%	10/15/48	50	49
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	50	51
[2,4]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2013-C14	3.761%	8/15/46	12	12
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2013-C15	3.659%	11/15/45	3	3
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2014-C21	3.428%	8/15/47	13	13
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C27	3.017%	2/15/48	67	67
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C29	3.304%	5/15/48	35	35
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C30	3.559%	7/15/48	75	76
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C31	3.540%	8/15/48	36	36
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C32	3.358%	11/15/48	80	81
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2016-C1	3.316%	3/17/49	56	57

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.796%	2/15/47	30	30
[2]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	1/15/48	50	50
[2]	JPMCC Commercial Mortgage Securities Trust Class A2 Series 2017-JP6	3.050%	7/15/50	18	18
[2]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	6/13/52	200	200
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	400	406
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	100	101
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	3/10/52	300	311
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	7/15/50	100	99
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	6/13/52	25	25
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	6/15/49	75	74
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	225	235
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/52	175	171
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	75	75
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	5/13/53	50	46
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	6/15/49	50	49
[2,4]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	50	50
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	6/15/51	25	26
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2020-A	1.840%	12/15/22	6	6
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-A	0.250%	1/16/24	75	74
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	50	49
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2020-A	1.880%	9/15/25	25	25
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2020-B	0.500%	6/15/26	10	10
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-A	0.320%	10/15/26	25	24
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-B	0.510%	3/15/27	25	24
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2021-1	0.460%	6/15/26	75	72
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2020-1	0.770%	10/15/26	10	10
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2017-C34	3.276%	11/15/52	125	124
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2012-C5	3.176%	8/15/45	83	83
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C11	4.151%	8/15/46	40	40
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C7	2.918%	2/15/46	68	68
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C8	3.134%	12/15/48	100	100
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	5/15/46	50	50
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C19	3.526%	12/15/47	75	75
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C20	3.249%	2/15/48	200	199
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C21	3.338%	3/15/48	100	99
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C22	3.306%	4/15/48	75	75
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	125	126
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C24	3.732%	5/15/48	75	75
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C27	3.753%	12/15/47	75	75
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	1/15/49	225	225
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	150	151
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	2/15/47	100	101
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C16	3.892%	6/15/47	100	101
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	75	75
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C26	3.531%	10/15/48	75	75
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C30	2.860%	9/15/49	200	195
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/49	250	246
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2017-C33	3.599%	5/15/50	150	151
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C11	4.351%	8/15/46	20	20
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	14	14
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C8	3.376%	12/15/48	50	50
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C9	3.456%	5/15/46	50	50
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2017-C33	3.852%	5/15/50	100	100
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2014-C16	3.477%	6/15/47	10	10
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2014-C19	3.326%	12/15/47	27	27
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C20	3.069%	2/15/48	24	24
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C22	3.040%	4/15/48	54	54
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C23	3.398%	7/15/50	31	32
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C25	3.383%	10/15/48	93	94

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C26	3.323%	10/15/48	53	53
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C27	3.557%	12/15/47	36	36
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2016-C28	3.288%	1/15/49	61	62
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C14	4.859%	2/15/47	100	102
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.332%	6/15/47	50	49
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C18	4.456%	10/15/47	50	50
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	4/15/48	50	49
[2]	Morgan Stanley Capital I Trust Class A3 Series 2016-UBS9	3.329%	3/15/49	25	25
[2]	Morgan Stanley Capital I Trust Class A3 Series 2019-L2	3.806%	3/15/52	50	51
[2]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	2/15/53	175	166
[2]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	75	76
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	100	98
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	200	195
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/49	200	201
[2]	Morgan Stanley Capital I Trust Class A4 Series 2017-HR2	3.587%	12/15/50	50	50
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	6/15/52	250	248
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	3/15/52	150	155
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	200	195
[2]	Morgan Stanley Capital I Trust Class A4 Series 2020-HR8	2.041%	7/15/53	65	59
[2,4]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	75	69
[2]	Morgan Stanley Capital I Trust Class A5 Series 2017-H1	3.530%	6/15/50	150	151
[2]	Morgan Stanley Capital I Trust Class A5 Series 2021-L7	2.574%	10/15/54	150	139
[2]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/49	83	81
[2]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	6/15/52	25	25
[2]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	2/15/53	25	24
[2]	Nissan Auto Lease Trust Class A3 Series 2020-A	1.840%	1/17/23	7	7
[2]	Nissan Auto Lease Trust Class A3 Series 2021-A	0.520%	8/15/24	100	97
[2]	Nissan Auto Lease Trust Class A4 Series 2020-A	1.880%	4/15/25	25	25
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-A	1.380%	12/16/24	37	37
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-B	0.550%	7/15/24	34	34

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2021-A	0.330%	10/15/25	100	97
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-A	1.860%	8/17/26	50	49
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-B	2.540%	12/15/25	30	30
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-C	1.950%	5/15/26	35	35
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2021-A	0.570%	9/15/27	50	47
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2022-A	2.070%	12/17/29	25	24
[2]	Santander Drive Auto Receivables Trust Class B Series 2020-2	0.960%	11/15/24	8	8
[2]	Santander Drive Auto Receivables Trust Class B Series 2020-3	0.690%	3/17/25	19	18
[2]	Santander Drive Auto Receivables Trust Class B Series 2020-4	0.730%	3/17/25	25	25
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-1	0.500%	4/15/25	100	100
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-2	0.590%	9/15/25	30	30
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-4	0.880%	6/15/26	100	96
[2]	Santander Drive Auto Receivables Trust Class B Series 2022-1	2.360%	8/17/26	75	73
[2]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	50	50
[2]	Santander Drive Auto Receivables Trust Class C Series 2020-2	1.460%	9/15/25	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2020-3	1.120%	1/15/26	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2020-4	1.010%	1/15/26	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-1	4.110%	12/15/25	45	45
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-1	0.750%	2/17/26	50	49
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-2	0.900%	6/15/26	75	73
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-3	0.950%	9/15/27	50	49
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-4	1.260%	2/16/27	50	48
[2]	Santander Drive Auto Receivables Trust Class C Series 2022-1	2.560%	4/17/28	25	24
[2]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	50	50
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-2	1.350%	7/15/27	60	58
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-3	1.330%	9/15/27	50	48
[2]	Synchrony Card Funding LLC Class A Series 2019-A2	2.340%	6/15/25	60	60
[2]	Synchrony Credit Card Master Note Trust Class A Series 2018-2	3.470%	5/15/26	275	278
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-A	0.260%	5/15/25	50	49
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-B	1.360%	8/15/24	8	8

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-C	0.440%	10/15/24	34	34
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-D	0.350%	1/15/25	75	74
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-B	0.260%	11/17/25	325	314
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.430%	1/15/26	125	121
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-D	0.710%	4/15/26	100	97
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2018-B	3.110%	11/15/23	11	11
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	1.680%	5/15/25	50	49
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	0.390%	6/15/26	25	24
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-D	0.470%	1/15/26	25	24
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-B	0.530%	10/15/26	50	47
[2]	UBS Commercial Mortgage Trust Class A2 Series 2018-C13	4.208%	10/15/51	15	15
[2]	UBS Commercial Mortgage Trust Class A3 Series 2017-C4	3.301%	10/15/50	100	99
[2]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	2/15/51	150	152
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C1	3.460%	6/15/50	100	100
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C2	3.487%	8/15/50	150	150
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C3	3.426%	8/15/50	175	174
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/50	150	150
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	152
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	5/15/51	175	182
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/51	75	78
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/51	225	236
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/51	125	131
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C8	3.983%	2/15/51	275	283
[2,4]	UBS Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	3/15/51	275	285
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	4/15/52	100	100
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/52	125	120
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/52	75	72
[2]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/50	100	100
[2,4]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	6/15/51	125	131
[2]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	8/15/51	100	104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	6/15/50	50	50
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	8/15/50	50	49
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	8/15/50	75	74
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/50	62	61
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/50	100	101
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	2/15/51	75	77
[2]	UBS Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	4/15/52	25	25
[2]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C5	3.185%	3/10/46	104	104
[2]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C6	3.244%	4/10/46	165	165
[2]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	25	25
[2]	Verizon Master Trust Class A Series 2021-1	0.500%	5/20/27	550	523
[2]	Verizon Master Trust Class A Series 2021-2	0.990%	4/20/28	350	333
[2]	Verizon Master Trust Class A Series 2022-2	1.530%	7/20/28	150	144
[2]	Verizon Owner Trust Class A Series 2020-B	0.470%	2/20/25	455	449
[2]	Verizon Owner Trust Class A Series 2020-C	0.410%	4/21/25	230	225
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2021-1	1.020%	6/22/26	125	121
[2]	Wells Fargo Commercial Mortgage Trust Class A2 Series 2015-NXS1	2.632%	5/15/48	2	2
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2012-LC5	2.918%	10/15/45	56	56
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2014-LC18	3.271%	12/15/47	22	22
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	150	145
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-C36	2.807%	11/15/59	50	49
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	100	100
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C26	3.166%	2/15/48	75	74
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C27	3.190%	2/15/48	173	171
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C28	3.540%	5/15/48	175	175
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	175	176
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	50	50
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	75	76
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-P2	3.809%	12/15/48	50	51
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-SG1	3.789%	9/15/48	207	208

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C32	3.560%	1/15/59	125	125
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C33	3.426%	3/15/59	325	324
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C34	3.096%	6/15/49	75	74
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-LC24	2.942%	10/15/49	162	159
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	150	151
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/50	250	250
[2,4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	3/15/51	275	284
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	200	209
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	75	78
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	150	159
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	6/15/52	200	199
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/52	200	195
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	100	98
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2020-C58	2.092%	7/15/53	50	45
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC16	3.817%	8/15/50	75	75
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC18	3.405%	12/15/47	125	125
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-LC20	3.184%	4/15/50	276	273
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-NXS1	3.148%	5/15/48	50	49
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2016-C37	3.794%	12/15/49	100	102
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C38	3.453%	7/15/50	192	193
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C39	3.418%	9/15/50	175	175
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/51	175	183
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C49	4.023%	3/15/52	225	233
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	8/15/52	270	261
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	2/15/53	165	157
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	6/15/53	50	47
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2021-C59	2.626%	4/15/54	100	94
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC18	3.808%	12/15/47	75	75
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C26	3.580%	2/15/48	50	50
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C28	3.872%	5/15/48	31	31

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	75	76
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	7/15/50	54	55
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	9/15/50	100	100
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/50	25	25
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	3/15/51	50	50
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	8/15/52	100	96
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C26	2.991%	2/15/48	73	73
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C29	3.400%	6/15/48	78	79
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC20	2.978%	4/15/50	17	17
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC22	3.571%	9/15/58	34	34
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-NXS1	2.934%	5/15/48	25	25
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-P2	3.656%	12/15/48	76	77
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-C32	3.324%	1/15/59	45	45
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-LC24	2.825%	10/15/49	86	86
[2]	Wells Fargo Commercial Mortgage Trust Class B Series 2015-LC20	3.719%	4/15/50	50	49
[2]	WFRBS Commercial Mortgage Trust Class A2 Series 2012-C7	3.431%	6/15/45	51	51
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2012-C8	3.001%	8/15/45	47	47
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2012-C9	2.870%	11/15/45	112	112
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2014-C19	3.660%	3/15/47	14	14
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2014-C24	3.428%	11/15/47	25	25
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C12	3.198%	3/15/48	27	27
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C13	3.001%	5/15/45	76	76
[2,4]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C15	4.153%	8/15/46	100	101
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C17	4.023%	12/15/46	25	25
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	61	61
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C14	3.337%	6/15/46	150	150
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C16	4.415%	9/15/46	30	30
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C19	4.101%	3/15/47	50	50
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C20	3.995%	5/15/47	25	25
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	75	75

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C22	3.752%	9/15/57	150	151
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	50	50
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C24	3.607%	11/15/47	65	65
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C25	3.631%	11/15/47	50	50
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-LC14	4.045%	3/15/47	140	141
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2012-C7	4.090%	6/15/45	100	100
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C12	3.560%	3/15/48	18	18
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	15	15
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	6/15/46	75	75
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C15	4.358%	8/15/46	20	20
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C16	4.668%	9/15/46	50	51
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C17	4.255%	12/15/46	25	25
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C20	4.176%	5/15/47	25	25
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-LC14	4.351%	3/15/47	60	61
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C15	3.720%	8/15/46	5	5
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C16	3.963%	9/15/46	10	10
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C17	3.558%	12/15/46	9	9
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C19	3.618%	3/15/47	10	10
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C20	3.638%	5/15/47	10	10
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C23	3.636%	10/15/57	38	39
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-LC14	3.522%	3/15/47	21	21
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2013-C17	4.788%	12/15/46	25	25
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C19	4.723%	3/15/47	25	25
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	9/15/57	25	25
[2]	World Omni Auto Receivables Trust Class A3 Series 2019-C	1.960%	12/16/24	66	66
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.700%	1/17/23	38	38
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-B	0.630%	5/15/25	44	43
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-C	0.480%	11/17/25	50	49
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-A	0.300%	1/15/26	50	49
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-B	0.420%	6/15/26	75	73

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-C	0.440%	8/17/26	100	97
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-D	0.810%	10/15/26	100	96
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-A	1.660%	5/17/27	50	49
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-A	1.790%	6/16/25	25	25
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-B	0.820%	1/15/26	10	10
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-C	0.610%	10/15/26	25	24
[2]	World Omni Automobile Lease Securitization Trust Class A3 Series 2020-B	0.450%	2/15/24	100	99
[2]	World Omni Automobile Lease Securitization Trust Class A3 Series 2021-A	0.420%	8/15/24	50	48
[2]	World Omni Automobile Lease Securitization Trust Class A4 Series 2020-B	0.520%	2/17/26	25	24
[2]	World Omni Select Auto Trust Class A3 Series 2020-A	0.550%	7/15/25	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $124,655)					120,432
Corporate Bonds (28.2%)
Communications (2.6%)
	Activision Blizzard Inc.	3.400%	9/15/26	160	163
	Activision Blizzard Inc.	1.350%	9/15/30	150	130
	Activision Blizzard Inc.	4.500%	6/15/47	200	227
	Activision Blizzard Inc.	2.500%	9/15/50	300	246
	Alphabet Inc.	0.450%	8/15/25	500	467
	Alphabet Inc.	0.800%	8/15/27	500	452
	Alphabet Inc.	1.100%	8/15/30	500	437
	Alphabet Inc.	1.900%	8/15/40	200	163
	Alphabet Inc.	2.250%	8/15/60	500	391
	America Movil SAB de CV	3.625%	4/22/29	200	202
	America Movil SAB de CV	2.875%	5/7/30	200	191
	America Movil SAB de CV	6.375%	3/1/35	300	375
	America Movil SAB de CV	6.125%	11/15/37	150	183
	America Movil SAB de CV	6.125%	3/30/40	200	249
	America Movil SAB de CV	4.375%	7/16/42	250	261
	America Movil SAB de CV	4.375%	4/22/49	400	426
	AT&T Inc.	4.050%	12/15/23	100	103
	AT&T Inc.	0.900%	3/25/24	500	485
	AT&T Inc.	4.450%	4/1/24	250	257
	AT&T Inc.	3.950%	1/15/25	268	275
	AT&T Inc.	3.400%	5/15/25	500	505
	AT&T Inc.	3.600%	7/15/25	275	280
	AT&T Inc.	4.125%	2/17/26	515	535
	AT&T Inc.	1.700%	3/25/26	500	474
	AT&T Inc.	3.800%	2/15/27	700	717
	AT&T Inc.	2.300%	6/1/27	450	429
	AT&T Inc.	1.650%	2/1/28	500	455
	AT&T Inc.	4.100%	2/15/28	402	418
	AT&T Inc.	4.350%	3/1/29	650	686
	AT&T Inc.	4.300%	2/15/30	460	486
	AT&T Inc.	2.750%	6/1/31	450	422
	AT&T Inc.	2.250%	2/1/32	600	532

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AT&T Inc.	2.550%	12/1/33	472	420
AT&T Inc.	4.500%	5/15/35	200	212
AT&T Inc.	5.250%	3/1/37	500	569
AT&T Inc.	4.900%	8/15/37	300	327
AT&T Inc.	4.850%	3/1/39	480	523
AT&T Inc.	3.500%	6/1/41	500	460
AT&T Inc.	5.550%	8/15/41	225	264
AT&T Inc.	5.150%	3/15/42	375	423
AT&T Inc.	4.900%	6/15/42	525	568
AT&T Inc.	4.300%	12/15/42	271	274
AT&T Inc.	3.100%	2/1/43	500	431
AT&T Inc.	4.750%	5/15/46	350	382
AT&T Inc.	5.150%	11/15/46	736	840
AT&T Inc.	5.450%	3/1/47	500	597
AT&T Inc.	4.500%	3/9/48	400	419
AT&T Inc.	5.150%	2/15/50	332	380
AT&T Inc.	3.650%	6/1/51	600	547
AT&T Inc.	3.500%	9/15/53	1,458	1,289
AT&T Inc.	3.550%	9/15/55	1,550	1,360
AT&T Inc.	3.800%	12/1/57	787	719
AT&T Inc.	3.650%	9/15/59	629	553
AT&T Inc.	3.850%	6/1/60	300	270
AT&T Inc.	3.500%	2/1/61	400	339
Baidu Inc.	3.875%	9/29/23	200	202
Baidu Inc.	4.375%	5/14/24	200	204
Baidu Inc.	3.075%	4/7/25	200	197
Baidu Inc.	3.625%	7/6/27	200	198
Baidu Inc.	4.375%	3/29/28	100	101
Baidu Inc.	3.425%	4/7/30	200	192
Baidu Inc.	2.375%	8/23/31	200	174
Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	100	89
Booking Holdings Inc.	3.650%	3/15/25	100	102
Booking Holdings Inc.	3.600%	6/1/26	225	229
Booking Holdings Inc.	3.550%	3/15/28	100	101
Booking Holdings Inc.	4.625%	4/13/30	300	326
British Telecommunications plc	4.500%	12/4/23	200	204
British Telecommunications plc	9.625%	12/15/30	516	705
Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	175	179
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	850	880
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	730	723
Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	250	226
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	225	238
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	330	298
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/33	200	200

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	575	653
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	350	360
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/41	500	418
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	250	208
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	650	741
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	450	460
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	400	427
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	375	373
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	650	617
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	400	325
Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/52	500	423
Charter Communications Operating LLC / Charter Communications Operating Capital	5.250%	4/1/53	200	203
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	75	89
Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/61	500	402
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/61	200	175
Charter Communications Operating LLC / Charter Communications Operating Capital	3.950%	6/30/62	250	203
Charter Communications Operating LLC / Charter Communications Operating Capital	5.500%	4/1/63	200	202
Comcast Corp.	3.375%	2/15/25	264	268
Comcast Corp.	3.375%	8/15/25	500	506
Comcast Corp.	3.950%	10/15/25	625	645
Comcast Corp.	3.150%	3/1/26	400	404
Comcast Corp.	2.350%	1/15/27	495	481
Comcast Corp.	3.300%	2/1/27	400	406
Comcast Corp.	3.300%	4/1/27	150	152
Comcast Corp.	3.150%	2/15/28	325	324
Comcast Corp.	4.150%	10/15/28	950	999
Comcast Corp.	4.250%	10/15/30	350	373
Comcast Corp.	1.950%	1/15/31	500	451

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	1.500%	2/15/31	500	435
	Comcast Corp.	4.250%	1/15/33	275	295
	Comcast Corp.	4.200%	8/15/34	175	188
	Comcast Corp.	5.650%	6/15/35	1,065	1,276
	Comcast Corp.	4.400%	8/15/35	150	161
	Comcast Corp.	3.200%	7/15/36	225	215
	Comcast Corp.	6.450%	3/15/37	175	229
	Comcast Corp.	3.900%	3/1/38	175	180
	Comcast Corp.	4.600%	10/15/38	550	608
	Comcast Corp.	3.250%	11/1/39	250	237
	Comcast Corp.	3.750%	4/1/40	300	301
	Comcast Corp.	4.650%	7/15/42	370	407
	Comcast Corp.	3.400%	7/15/46	500	471
	Comcast Corp.	3.969%	11/1/47	1,086	1,110
	Comcast Corp.	4.000%	3/1/48	200	206
	Comcast Corp.	4.700%	10/15/48	38	43
	Comcast Corp.	3.999%	11/1/49	268	274
	Comcast Corp.	3.450%	2/1/50	400	377
	Comcast Corp.	2.800%	1/15/51	300	252
[5]	Comcast Corp.	2.887%	11/1/51	882	749
[5]	Comcast Corp.	2.937%	11/1/56	853	711
	Comcast Corp.	4.950%	10/15/58	238	283
[5]	Comcast Corp.	2.987%	11/1/63	847	694
	Deutsche Telekom International Finance BV	8.750%	6/15/30	775	1,042
	Discovery Communications LLC	3.800%	3/13/24	100	101
	Discovery Communications LLC	3.900%	11/15/24	150	151
	Discovery Communications LLC	3.950%	6/15/25	303	305
	Discovery Communications LLC	3.950%	3/20/28	400	400
	Discovery Communications LLC	5.000%	9/20/37	325	336
	Discovery Communications LLC	6.350%	6/1/40	150	172
	Discovery Communications LLC	4.875%	4/1/43	300	301
	Discovery Communications LLC	5.200%	9/20/47	225	234
	Discovery Communications LLC	5.300%	5/15/49	75	79
	Discovery Communications LLC	4.650%	5/15/50	200	195
	Discovery Communications LLC	4.000%	9/15/55	269	232
	Electronic Arts Inc.	4.800%	3/1/26	100	106
	Expedia Group Inc.	3.600%	12/15/23	100	101
	Expedia Group Inc.	4.500%	8/15/24	100	102
	Expedia Group Inc.	5.000%	2/15/26	150	157
	Expedia Group Inc.	4.625%	8/1/27	150	156
	Expedia Group Inc.	3.250%	2/15/30	250	239
	Expedia Group Inc.	2.950%	3/15/31	300	278
	Fox Corp.	4.030%	1/25/24	250	255
	Fox Corp.	3.050%	4/7/25	100	100
	Fox Corp.	4.709%	1/25/29	375	400
	Fox Corp.	3.500%	4/8/30	150	149
	Fox Corp.	5.476%	1/25/39	250	283
	Fox Corp.	5.576%	1/25/49	325	379
	Grupo Televisa SAB	6.625%	3/18/25	100	109
	Grupo Televisa SAB	4.625%	1/30/26	100	103
	Grupo Televisa SAB	6.625%	1/15/40	125	150
	Grupo Televisa SAB	5.000%	5/13/45	425	439
	Grupo Televisa SAB	5.250%	5/24/49	200	220
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	210	214
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	105
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	100	107
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	175	209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Koninklijke KPN NV	8.375%	10/1/30	125	161
[5]	Magallanes Inc.	3.428%	3/15/24	300	302
[5]	Magallanes Inc.	3.638%	3/15/25	300	301
[5]	Magallanes Inc.	3.755%	3/15/27	800	799
[5]	Magallanes Inc.	4.054%	3/15/29	300	301
[5]	Magallanes Inc.	4.279%	3/15/32	1,000	1,006
[5]	Magallanes Inc.	5.050%	3/15/42	900	918
[5]	Magallanes Inc.	5.141%	3/15/52	1,200	1,228
[5]	Magallanes Inc.	5.391%	3/15/62	600	620
	NBCUniversal Media LLC	4.450%	1/15/43	225	242
	Omnicom Group Inc.	2.450%	4/30/30	150	139
	Omnicom Group Inc.	4.200%	6/1/30	100	105
	Omnicom Group Inc.	2.600%	8/1/31	200	185
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	150	152
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	250	253
	Orange SA	9.000%	3/1/31	550	764
	Orange SA	5.375%	1/13/42	325	375
	Orange SA	5.500%	2/6/44	200	240
	Paramount Global Inc.	3.500%	1/15/25	68	68
	Paramount Global Inc.	4.750%	5/15/25	300	312
	Paramount Global Inc.	4.000%	1/15/26	400	407
	Paramount Global Inc.	2.900%	1/15/27	279	272
	Paramount Global Inc.	3.375%	2/15/28	100	98
	Paramount Global Inc.	3.700%	6/1/28	100	99
	Paramount Global Inc.	4.950%	1/15/31	250	266
	Paramount Global Inc.	4.200%	5/19/32	200	200
	Paramount Global Inc.	5.500%	5/15/33	75	83
	Paramount Global Inc.	6.875%	4/30/36	240	293
	Paramount Global Inc.	5.900%	10/15/40	225	256
	Paramount Global Inc.	4.850%	7/1/42	225	227
	Paramount Global Inc.	4.375%	3/15/43	406	386
	Paramount Global Inc.	5.850%	9/1/43	225	258
	Paramount Global Inc.	4.900%	8/15/44	100	100
	Paramount Global Inc.	4.950%	5/19/50	250	261
	Rogers Communications Inc.	4.100%	10/1/23	175	178
[5]	Rogers Communications Inc.	2.950%	3/15/25	200	199
	Rogers Communications Inc.	3.625%	12/15/25	125	126
	Rogers Communications Inc.	2.900%	11/15/26	100	98
[5]	Rogers Communications Inc.	3.200%	3/15/27	200	197
[5]	Rogers Communications Inc.	3.800%	3/15/32	400	397
[5]	Rogers Communications Inc.	4.500%	3/15/42	200	203
	Rogers Communications Inc.	4.500%	3/15/43	265	269
	Rogers Communications Inc.	5.000%	3/15/44	190	203
	Rogers Communications Inc.	4.350%	5/1/49	250	247
	Rogers Communications Inc.	3.700%	11/15/49	150	135
[5]	Rogers Communications Inc.	4.550%	3/15/52	400	402
	Telefonica Emisiones SA	4.103%	3/8/27	250	256
	Telefonica Emisiones SA	7.045%	6/20/36	475	596
	Telefonica Emisiones SA	4.665%	3/6/38	200	204
	Telefonica Emisiones SA	5.213%	3/8/47	550	592
	Telefonica Emisiones SA	4.895%	3/6/48	250	260
	Telefonica Emisiones SA	5.520%	3/1/49	335	376
	Telefonica Europe BV	8.250%	9/15/30	250	327
	TELUS Corp.	2.800%	2/16/27	100	98
	TELUS Corp.	3.400%	5/13/32	100	98
	TELUS Corp.	4.300%	6/15/49	200	211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tencent Music Entertainment Group	2.000%	9/3/30	200	166
	Time Warner Cable LLC	6.550%	5/1/37	200	230
	Time Warner Cable LLC	7.300%	7/1/38	50	61
	Time Warner Cable LLC	6.750%	6/15/39	400	464
	Time Warner Cable LLC	5.875%	11/15/40	425	457
	Time Warner Cable LLC	5.500%	9/1/41	250	260
	Time Warner Cable LLC	4.500%	9/15/42	250	231
	Time Warner Entertainment Co. LP	8.375%	7/15/33	200	261
	T-Mobile USA Inc.	3.500%	4/15/25	600	604
	T-Mobile USA Inc.	1.500%	2/15/26	200	187
	T-Mobile USA Inc.	3.750%	4/15/27	800	806
	T-Mobile USA Inc.	2.050%	2/15/28	250	229
[5]	T-Mobile USA Inc.	2.400%	3/15/29	100	92
	T-Mobile USA Inc.	3.875%	4/15/30	1,520	1,526
	T-Mobile USA Inc.	2.550%	2/15/31	900	816
	T-Mobile USA Inc.	2.250%	11/15/31	500	437
[5]	T-Mobile USA Inc.	2.700%	3/15/32	200	182
	T-Mobile USA Inc.	4.375%	4/15/40	400	403
	T-Mobile USA Inc.	3.000%	2/15/41	155	131
	T-Mobile USA Inc.	4.500%	4/15/50	600	609
	T-Mobile USA Inc.	3.300%	2/15/51	1,000	845
[5]	T-Mobile USA Inc.	3.400%	10/15/52	575	491
[5]	T-Mobile USA Inc.	3.600%	11/15/60	200	170
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	300	301
	TWDC Enterprises 18 Corp.	1.850%	7/30/26	1,370	1,310
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	75	80
	TWDC Enterprises 18 Corp.	4.125%	12/1/41	205	213
	TWDC Enterprises 18 Corp.	3.700%	12/1/42	125	124
	TWDC Enterprises 18 Corp.	4.125%	6/1/44	200	211
	TWDC Enterprises 18 Corp.	3.000%	7/30/46	300	268
	Verisign Inc.	2.700%	6/15/31	200	183
	Verizon Communications Inc.	3.376%	2/15/25	250	253
	Verizon Communications Inc.	0.850%	11/20/25	500	463
	Verizon Communications Inc.	1.450%	3/20/26	500	470
	Verizon Communications Inc.	2.625%	8/15/26	475	465
	Verizon Communications Inc.	4.125%	3/16/27	700	728
	Verizon Communications Inc.	3.000%	3/22/27	150	148
	Verizon Communications Inc.	2.100%	3/22/28	600	560
	Verizon Communications Inc.	4.329%	9/21/28	1,229	1,297
	Verizon Communications Inc.	4.016%	12/3/29	727	755
	Verizon Communications Inc.	3.150%	3/22/30	310	305
	Verizon Communications Inc.	1.680%	10/30/30	527	461
	Verizon Communications Inc.	1.750%	1/20/31	500	436
	Verizon Communications Inc.	2.550%	3/21/31	800	743
[5]	Verizon Communications Inc.	2.355%	3/15/32	933	844
	Verizon Communications Inc.	4.500%	8/10/33	575	617
	Verizon Communications Inc.	4.400%	11/1/34	725	772
	Verizon Communications Inc.	4.272%	1/15/36	256	270
	Verizon Communications Inc.	5.250%	3/16/37	300	349
	Verizon Communications Inc.	4.812%	3/15/39	350	395
	Verizon Communications Inc.	2.650%	11/20/40	700	595
	Verizon Communications Inc.	3.400%	3/22/41	600	565
	Verizon Communications Inc.	2.850%	9/3/41	200	176
	Verizon Communications Inc.	4.125%	8/15/46	250	258
	Verizon Communications Inc.	4.862%	8/21/46	639	735
	Verizon Communications Inc.	4.522%	9/15/48	747	821
	Verizon Communications Inc.	4.000%	3/22/50	250	254
	Verizon Communications Inc.	2.875%	11/20/50	500	418

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Verizon Communications Inc.	3.550%	3/22/51	900	849
Verizon Communications Inc.	2.987%	10/30/56	900	745
Verizon Communications Inc.	3.000%	11/20/60	500	410
Verizon Communications Inc.	3.700%	3/22/61	700	657
Vodafone Group plc	3.750%	1/16/24	325	332
Vodafone Group plc	4.125%	5/30/25	500	515
Vodafone Group plc	4.375%	5/30/28	650	681
Vodafone Group plc	7.875%	2/15/30	150	191
Vodafone Group plc	6.250%	11/30/32	100	119
Vodafone Group plc	6.150%	2/27/37	200	239
Vodafone Group plc	5.000%	5/30/38	325	354
Vodafone Group plc	4.375%	2/19/43	275	276
Vodafone Group plc	5.250%	5/30/48	700	788
Vodafone Group plc	4.875%	6/19/49	350	381
Vodafone Group plc	4.250%	9/17/50	300	299
Vodafone Group plc	5.125%	6/19/59	100	112
Walt Disney Co.	3.350%	3/24/25	345	350
Walt Disney Co.	3.700%	10/15/25	125	128
Walt Disney Co.	1.750%	1/13/26	500	479
Walt Disney Co.	2.200%	1/13/28	200	191
Walt Disney Co.	2.000%	9/1/29	400	370
Walt Disney Co.	3.800%	3/22/30	240	250
Walt Disney Co.	2.650%	1/13/31	700	669
Walt Disney Co.	6.200%	12/15/34	400	505
Walt Disney Co.	6.400%	12/15/35	365	469
Walt Disney Co.	6.650%	11/15/37	200	267
Walt Disney Co.	4.625%	3/23/40	75	83
Walt Disney Co.	3.500%	5/13/40	400	390
Walt Disney Co.	5.400%	10/1/43	100	122
Walt Disney Co.	4.750%	9/15/44	175	197
Walt Disney Co.	2.750%	9/1/49	275	235
Walt Disney Co.	4.700%	3/23/50	395	457
Walt Disney Co.	3.600%	1/13/51	400	395
Walt Disney Co.	3.800%	5/13/60	300	302
Weibo Corp.	3.500%	7/5/24	200	196
Weibo Corp.	3.375%	7/8/30	200	171
WPP Finance 2010	3.750%	9/19/24	200	202
				115,681
Consumer Discretionary (1.7%)
Advance Auto Parts Inc.	3.900%	4/15/30	250	250
Alibaba Group Holding Ltd.	2.800%	6/6/23	200	199
Alibaba Group Holding Ltd.	3.600%	11/28/24	400	401
Alibaba Group Holding Ltd.	3.400%	12/6/27	400	392
Alibaba Group Holding Ltd.	2.125%	2/9/31	300	261
Alibaba Group Holding Ltd.	4.500%	11/28/34	280	280
Alibaba Group Holding Ltd.	4.000%	12/6/37	200	186
Alibaba Group Holding Ltd.	4.200%	12/6/47	425	393
Alibaba Group Holding Ltd.	3.150%	2/9/51	200	155
Alibaba Group Holding Ltd.	4.400%	12/6/57	100	94
Alibaba Group Holding Ltd.	3.250%	2/9/61	500	376
Amazon.com Inc.	0.400%	6/3/23	200	197
Amazon.com Inc.	0.450%	5/12/24	500	482
Amazon.com Inc.	2.800%	8/22/24	250	252
Amazon.com Inc.	3.800%	12/5/24	120	124
Amazon.com Inc.	0.800%	6/3/25	285	270
Amazon.com Inc.	5.200%	12/3/25	225	243
Amazon.com Inc.	1.000%	5/12/26	600	563
Amazon.com Inc.	1.200%	6/3/27	285	264

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	3.150%	8/22/27	725	736
	Amazon.com Inc.	1.650%	5/12/28	500	465
	Amazon.com Inc.	1.500%	6/3/30	405	363
	Amazon.com Inc.	2.100%	5/12/31	500	465
	Amazon.com Inc.	4.800%	12/5/34	225	259
	Amazon.com Inc.	3.875%	8/22/37	600	632
	Amazon.com Inc.	2.875%	5/12/41	500	461
	Amazon.com Inc.	4.950%	12/5/44	350	425
	Amazon.com Inc.	4.050%	8/22/47	600	654
	Amazon.com Inc.	2.500%	6/3/50	590	494
	Amazon.com Inc.	3.100%	5/12/51	700	658
	Amazon.com Inc.	4.250%	8/22/57	500	567
	Amazon.com Inc.	2.700%	6/3/60	400	332
	Amazon.com Inc.	3.250%	5/12/61	200	188
	American Honda Finance Corp.	1.950%	5/10/23	200	199
	American Honda Finance Corp.	0.875%	7/7/23	200	197
	American Honda Finance Corp.	3.450%	7/14/23	125	127
	American Honda Finance Corp.	3.625%	10/10/23	100	102
	American Honda Finance Corp.	2.900%	2/16/24	150	151
	American Honda Finance Corp.	0.550%	7/12/24	500	476
	American Honda Finance Corp.	2.150%	9/10/24	125	123
	American Honda Finance Corp.	1.200%	7/8/25	200	188
	American Honda Finance Corp.	2.350%	1/8/27	100	96
	American Honda Finance Corp.	2.000%	3/24/28	100	93
	American Honda Finance Corp.	2.250%	1/12/29	100	93
	American Honda Finance Corp.	1.800%	1/13/31	300	266
[2]	American University	3.672%	4/1/49	110	107
	Aptiv plc	4.350%	3/15/29	50	52
	Aptiv plc	4.400%	10/1/46	50	49
	Aptiv plc	5.400%	3/15/49	50	55
	Aptiv plc	3.100%	12/1/51	250	199
	Aptiv plc / Aptiv Corp.	3.250%	3/1/32	200	190
	Aptiv plc / Aptiv Corp.	4.150%	5/1/52	200	188
	AutoNation Inc.	3.500%	11/15/24	205	205
	AutoNation Inc.	4.500%	10/1/25	150	154
	AutoNation Inc.	3.800%	11/15/27	75	75
	AutoNation Inc.	3.850%	3/1/32	250	242
	AutoZone Inc.	3.125%	7/15/23	125	126
	AutoZone Inc.	3.125%	4/18/24	130	130
	AutoZone Inc.	3.250%	4/15/25	132	132
	AutoZone Inc.	3.625%	4/15/25	153	155
	AutoZone Inc.	3.125%	4/21/26	100	99
	AutoZone Inc.	3.750%	6/1/27	100	103
	AutoZone Inc.	3.750%	4/18/29	100	101
	AutoZone Inc.	4.000%	4/15/30	250	257
	AutoZone Inc.	1.650%	1/15/31	200	171
	Best Buy Co. Inc.	4.450%	10/1/28	200	210
	BorgWarner Inc.	3.375%	3/15/25	75	75
	BorgWarner Inc.	2.650%	7/1/27	200	193
	BorgWarner Inc.	4.375%	3/15/45	100	99
	Brunswick Corp.	0.850%	8/18/24	200	189
	California Endowment	2.498%	4/1/51	50	41
	California Institute of Technology	4.321%	8/1/45	70	76
	California Institute of Technology	4.700%	11/1/11	50	56
	California Institute of Technology	3.650%	9/1/19	100	87
	Claremont Mckenna College	3.775%	1/1/22	200	170
	Cleveland Clinic Foundation	4.858%	1/1/14	100	113
	Daimler Finance North America LLC	8.500%	1/18/31	250	337

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Darden Restaurants Inc.	3.850%	5/1/27	200	203
	Darden Restaurants Inc.	4.550%	2/15/48	50	49
	Dick's Sporting Goods Inc.	3.150%	1/15/32	200	183
	Dick's Sporting Goods Inc.	4.100%	1/15/52	100	85
	DR Horton Inc.	5.750%	8/15/23	75	78
	DR Horton Inc.	2.500%	10/15/24	100	99
[2]	Duke University	2.682%	10/1/44	100	88
[2]	Duke University	2.832%	10/1/55	125	110
	eBay Inc.	3.450%	8/1/24	125	127
	eBay Inc.	1.900%	3/11/25	180	174
	eBay Inc.	1.400%	5/10/26	200	186
	eBay Inc.	3.600%	6/5/27	300	305
	eBay Inc.	2.700%	3/11/30	200	188
	eBay Inc.	2.600%	5/10/31	200	184
	eBay Inc.	4.000%	7/15/42	200	197
	eBay Inc.	3.650%	5/10/51	200	186
	Emory University	2.143%	9/1/30	150	141
	Emory University	2.969%	9/1/50	50	45
	Ford Foundation	2.415%	6/1/50	60	50
	Ford Foundation	2.815%	6/1/70	150	124
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	100	102
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	233	237
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	50	48
	General Motors Co.	4.875%	10/2/23	625	644
	General Motors Co.	5.400%	10/2/23	250	259
	General Motors Co.	6.125%	10/1/25	600	645
	General Motors Co.	6.800%	10/1/27	100	113
	General Motors Co.	5.000%	4/1/35	165	167
	General Motors Co.	6.600%	4/1/36	250	290
	General Motors Co.	5.150%	4/1/38	225	229
	General Motors Co.	6.250%	10/2/43	210	240
	General Motors Co.	5.200%	4/1/45	230	233
	General Motors Co.	5.400%	4/1/48	200	210
	General Motors Co.	5.950%	4/1/49	175	195
	General Motors Financial Co. Inc.	3.150%	6/30/22	100	100
	General Motors Financial Co. Inc.	3.700%	5/9/23	200	202
	General Motors Financial Co. Inc.	4.150%	6/19/23	200	203
	General Motors Financial Co. Inc.	1.700%	8/18/23	500	495
	General Motors Financial Co. Inc.	1.050%	3/8/24	200	193
	General Motors Financial Co. Inc.	3.950%	4/13/24	400	406
	General Motors Financial Co. Inc.	1.200%	10/15/24	200	190
	General Motors Financial Co. Inc.	3.500%	11/7/24	200	201
	General Motors Financial Co. Inc.	2.900%	2/26/25	958	940
	General Motors Financial Co. Inc.	4.350%	4/9/25	325	331
	General Motors Financial Co. Inc.	2.750%	6/20/25	150	146
	General Motors Financial Co. Inc.	5.250%	3/1/26	150	157
	General Motors Financial Co. Inc.	1.500%	6/10/26	200	183
	General Motors Financial Co. Inc.	4.350%	1/17/27	325	331
	General Motors Financial Co. Inc.	2.700%	8/20/27	500	470
	General Motors Financial Co. Inc.	2.400%	4/10/28	200	182
	General Motors Financial Co. Inc.	2.400%	10/15/28	200	180
	General Motors Financial Co. Inc.	3.600%	6/21/30	700	669
	General Motors Financial Co. Inc.	2.350%	1/8/31	300	259
	General Motors Financial Co. Inc.	2.700%	6/10/31	200	176
	George Washington University	4.126%	9/15/48	300	318
	Georgetown University	4.315%	4/1/49	68	72
	Georgetown University	2.943%	4/1/50	100	82
	Georgetown University	5.215%	10/1/18	59	68

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harley-Davidson Inc.	3.500%	7/28/25	100	100
	Harley-Davidson Inc.	4.625%	7/28/45	125	116
	Hasbro Inc.	3.900%	11/19/29	350	351
	Hasbro Inc.	6.350%	3/15/40	125	151
	Hasbro Inc.	5.100%	5/15/44	50	53
	Home Depot Inc.	3.750%	2/15/24	200	204
	Home Depot Inc.	2.700%	4/15/25	200	200
	Home Depot Inc.	3.000%	4/1/26	275	277
	Home Depot Inc.	2.500%	4/15/27	395	388
	Home Depot Inc.	2.800%	9/14/27	200	199
	Home Depot Inc.	2.950%	6/15/29	600	594
	Home Depot Inc.	2.700%	4/15/30	445	431
	Home Depot Inc.	1.375%	3/15/31	500	431
	Home Depot Inc.	1.875%	9/15/31	200	179
	Home Depot Inc.	3.250%	4/15/32	200	200
	Home Depot Inc.	5.875%	12/16/36	825	1,047
	Home Depot Inc.	3.300%	4/15/40	295	285
	Home Depot Inc.	5.950%	4/1/41	175	227
	Home Depot Inc.	4.200%	4/1/43	200	214
	Home Depot Inc.	4.875%	2/15/44	300	350
	Home Depot Inc.	4.400%	3/15/45	100	110
	Home Depot Inc.	4.250%	4/1/46	330	359
	Home Depot Inc.	3.900%	6/15/47	250	259
	Home Depot Inc.	4.500%	12/6/48	225	254
	Home Depot Inc.	3.125%	12/15/49	525	482
	Home Depot Inc.	3.350%	4/15/50	375	357
	Home Depot Inc.	2.375%	3/15/51	400	321
	Home Depot Inc.	2.750%	9/15/51	300	258
	Home Depot Inc.	3.625%	4/15/52	500	499
	Honda Motor Co. Ltd.	2.534%	3/10/27	200	194
	Honda Motor Co. Ltd.	2.967%	3/10/32	700	677
	Hyatt Hotels Corp.	3.375%	7/15/23	100	100
	Hyatt Hotels Corp.	1.300%	10/1/23	200	195
	Hyatt Hotels Corp.	1.800%	10/1/24	200	192
	Hyatt Hotels Corp.	4.850%	3/15/26	200	208
	Hyatt Hotels Corp.	4.375%	9/15/28	75	75
	Hyatt Hotels Corp.	5.750%	4/23/30	200	221
	JD.com Inc.	3.875%	4/29/26	200	199
	JD.com Inc.	3.375%	1/14/30	200	189
[2]	Johns Hopkins University	4.083%	7/1/53	75	83
	Kohl's Corp.	5.550%	7/17/45	100	99
	Las Vegas Sands Corp.	3.200%	8/8/24	365	352
	Las Vegas Sands Corp.	2.900%	6/25/25	200	186
	Las Vegas Sands Corp.	3.500%	8/18/26	145	137
	Las Vegas Sands Corp.	3.900%	8/8/29	65	60
	Lear Corp.	3.800%	9/15/27	41	41
	Lear Corp.	4.250%	5/15/29	150	152
	Lear Corp.	3.500%	5/30/30	100	96
	Lear Corp.	5.250%	5/15/49	125	134
	Leggett & Platt Inc.	3.800%	11/15/24	100	101
	Leggett & Platt Inc.	3.500%	11/15/27	125	124
	Leggett & Platt Inc.	4.400%	3/15/29	75	78
	Leggett & Platt Inc.	3.500%	11/15/51	200	176
	Leland Stanford Junior University	3.647%	5/1/48	200	208
	Lennar Corp.	4.500%	4/30/24	300	308
	Lennar Corp.	5.250%	6/1/26	200	211
	Lennar Corp.	4.750%	11/29/27	200	209
	Lowe's Cos. Inc.	3.875%	9/15/23	275	280

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	3.125%	9/15/24	100	100
	Lowe's Cos. Inc.	3.375%	9/15/25	200	202
	Lowe's Cos. Inc.	2.500%	4/15/26	250	244
	Lowe's Cos. Inc.	3.100%	5/3/27	350	347
	Lowe's Cos. Inc.	1.300%	4/15/28	260	232
	Lowe's Cos. Inc.	1.700%	9/15/28	200	181
	Lowe's Cos. Inc.	6.500%	3/15/29	67	79
	Lowe's Cos. Inc.	3.650%	4/5/29	300	305
	Lowe's Cos. Inc.	4.500%	4/15/30	250	267
	Lowe's Cos. Inc.	1.700%	10/15/30	300	262
	Lowe's Cos. Inc.	2.625%	4/1/31	500	468
	Lowe's Cos. Inc.	3.750%	4/1/32	500	506
	Lowe's Cos. Inc.	2.800%	9/15/41	200	172
	Lowe's Cos. Inc.	4.250%	9/15/44	28	27
	Lowe's Cos. Inc.	3.700%	4/15/46	250	239
	Lowe's Cos. Inc.	4.050%	5/3/47	300	300
	Lowe's Cos. Inc.	3.000%	10/15/50	500	425
	Lowe's Cos. Inc.	4.250%	4/1/52	300	310
	Lowe's Cos. Inc.	4.450%	4/1/62	450	467
	Magna International Inc.	3.625%	6/15/24	170	172
	Magna International Inc.	4.150%	10/1/25	100	102
	Magna International Inc.	2.450%	6/15/30	100	92
	Marriott International Inc.	2.125%	10/3/22	200	200
	Marriott International Inc.	3.750%	3/15/25	175	177
	Marriott International Inc.	3.750%	10/1/25	65	65
	Marriott International Inc.	3.125%	6/15/26	1,083	1,071
	Marriott International Inc.	4.000%	4/15/28	50	50
	Marriott International Inc.	4.625%	6/15/30	200	209
	Marriott International Inc.	2.850%	4/15/31	300	274
	Masco Corp.	3.500%	11/15/27	100	99
	Masco Corp.	1.500%	2/15/28	200	177
	Masco Corp.	7.750%	8/1/29	24	29
	Masco Corp.	4.500%	5/15/47	100	103
[2]	Massachusetts Institute of Technology	3.959%	7/1/38	125	131
	Massachusetts Institute of Technology	2.989%	7/1/50	85	79
	Massachusetts Institute of Technology	5.600%	7/1/11	130	182
	Massachusetts Institute of Technology	4.678%	7/1/14	125	145
	Massachusetts Institute of Technology	3.885%	7/1/16	100	99
	McDonald's Corp.	3.350%	4/1/23	200	202
	McDonald's Corp.	3.300%	7/1/25	497	502
	McDonald's Corp.	3.700%	1/30/26	300	307
	McDonald's Corp.	3.500%	3/1/27	200	204
	McDonald's Corp.	3.500%	7/1/27	315	321
	McDonald's Corp.	3.800%	4/1/28	350	361
	McDonald's Corp.	2.625%	9/1/29	200	191
	McDonald's Corp.	2.125%	3/1/30	200	183
	McDonald's Corp.	3.600%	7/1/30	200	204
	McDonald's Corp.	4.700%	12/9/35	200	218
	McDonald's Corp.	6.300%	10/15/37	150	192
	McDonald's Corp.	6.300%	3/1/38	100	128
	McDonald's Corp.	5.700%	2/1/39	100	120
	McDonald's Corp.	3.700%	2/15/42	25	24
	McDonald's Corp.	3.625%	5/1/43	100	95
	McDonald's Corp.	4.600%	5/26/45	210	227
	McDonald's Corp.	4.875%	12/9/45	300	335
	McDonald's Corp.	4.450%	3/1/47	250	267
	McDonald's Corp.	4.450%	9/1/48	150	162
	McDonald's Corp.	3.625%	9/1/49	200	191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McDonald's Corp.	4.200%	4/1/50	200	209
	Mohawk Industries Inc.	3.625%	5/15/30	125	123
	NIKE Inc.	2.400%	3/27/25	225	224
	NIKE Inc.	2.375%	11/1/26	200	196
	NIKE Inc.	2.750%	3/27/27	200	199
	NIKE Inc.	2.850%	3/27/30	200	197
	NIKE Inc.	3.250%	3/27/40	200	194
	NIKE Inc.	3.625%	5/1/43	125	126
	NIKE Inc.	3.875%	11/1/45	225	235
	NIKE Inc.	3.375%	11/1/46	100	98
	NIKE Inc.	3.375%	3/27/50	300	298
[2]	Northwestern University	4.643%	12/1/44	75	84
[2]	Northwestern University	2.640%	12/1/50	50	41
[2]	Northwestern University	3.662%	12/1/57	75	82
	NVR Inc.	3.000%	5/15/30	200	187
	O'Reilly Automotive Inc.	3.850%	6/15/23	75	76
	O'Reilly Automotive Inc.	3.600%	9/1/27	325	329
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	429
	President and Fellows of Harvard College	4.875%	10/15/40	225	268
	President and Fellows of Harvard College	3.150%	7/15/46	100	96
	PulteGroup Inc.	5.500%	3/1/26	200	213
	PulteGroup Inc.	6.375%	5/15/33	300	350
	Ralph Lauren Corp.	3.750%	9/15/25	50	51
	Ralph Lauren Corp.	2.950%	6/15/30	200	193
	Rockefeller Foundation	2.492%	10/1/50	250	206
	Ross Stores Inc.	4.600%	4/15/25	200	208
	Ross Stores Inc.	1.875%	4/15/31	200	174
	Sands China Ltd.	5.125%	8/8/25	400	396
	Sands China Ltd.	3.800%	1/8/26	200	190
	Sands China Ltd.	5.400%	8/8/28	300	295
[5]	Sands China Ltd.	3.100%	3/8/29	200	169
[5]	Sands China Ltd.	3.250%	8/8/31	200	162
	Starbucks Corp.	3.850%	10/1/23	100	102
	Starbucks Corp.	2.450%	6/15/26	200	195
	Starbucks Corp.	3.500%	3/1/28	100	101
	Starbucks Corp.	4.000%	11/15/28	200	207
	Starbucks Corp.	3.550%	8/15/29	200	201
	Starbucks Corp.	2.250%	3/12/30	450	412
	Starbucks Corp.	2.550%	11/15/30	300	279
	Starbucks Corp.	3.000%	2/14/32	250	239
	Starbucks Corp.	4.300%	6/15/45	50	51
	Starbucks Corp.	3.750%	12/1/47	125	119
	Starbucks Corp.	4.500%	11/15/48	200	215
	Starbucks Corp.	3.350%	3/12/50	100	90
	Starbucks Corp.	3.500%	11/15/50	300	278
	Steelcase Inc.	5.125%	1/18/29	125	131
	Stellantis NV	5.250%	4/15/23	300	307
	Tapestry Inc.	4.125%	7/15/27	23	23
	Tapestry Inc.	3.050%	3/15/32	200	183
	TJX Cos. Inc.	2.500%	5/15/23	100	100
	TJX Cos. Inc.	2.250%	9/15/26	350	340
	TJX Cos. Inc.	1.600%	5/15/31	200	175
	Toyota Motor Corp.	3.419%	7/20/23	150	152
	Toyota Motor Corp.	2.358%	7/2/24	100	99
	Toyota Motor Corp.	1.339%	3/25/26	500	469
	Toyota Motor Corp.	2.760%	7/2/29	100	97
	Toyota Motor Credit Corp.	0.400%	4/6/23	200	197
	Toyota Motor Credit Corp.	0.500%	8/14/23	500	488

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toyota Motor Credit Corp.	1.350%	8/25/23	200	197
	Toyota Motor Credit Corp.	2.250%	10/18/23	300	299
	Toyota Motor Credit Corp.	2.900%	4/17/24	125	126
	Toyota Motor Credit Corp.	0.500%	6/18/24	200	191
	Toyota Motor Credit Corp.	0.625%	9/13/24	200	190
	Toyota Motor Credit Corp.	1.450%	1/13/25	200	193
	Toyota Motor Credit Corp.	1.800%	2/13/25	250	243
	Toyota Motor Credit Corp.	3.400%	4/14/25	125	126
	Toyota Motor Credit Corp.	1.125%	6/18/26	200	186
	Toyota Motor Credit Corp.	3.200%	1/11/27	200	201
	Toyota Motor Credit Corp.	1.900%	1/13/27	80	76
	Toyota Motor Credit Corp.	1.150%	8/13/27	500	452
	Toyota Motor Credit Corp.	3.050%	1/11/28	100	99
	Toyota Motor Credit Corp.	1.900%	4/6/28	200	186
	Toyota Motor Credit Corp.	3.650%	1/8/29	530	543
	Toyota Motor Credit Corp.	2.150%	2/13/30	150	139
	Toyota Motor Credit Corp.	3.375%	4/1/30	400	401
	Toyota Motor Credit Corp.	1.900%	9/12/31	200	178
	Toyota Motor Credit Corp.	2.400%	1/13/32	60	55
	Tractor Supply Co.	1.750%	11/1/30	200	172
	Trustees of Boston College	3.129%	7/1/52	100	90
[2]	Trustees of Boston University	4.061%	10/1/48	50	53
	Trustees of Princeton University	5.700%	3/1/39	150	193
	Trustees of Princeton University	2.516%	7/1/50	150	129
	Trustees of the University of Pennsylvania	2.396%	10/1/50	200	162
	Trustees of the University of Pennsylvania	4.674%	9/1/12	50	56
[2]	University of Chicago	2.547%	4/1/50	100	83
	University of Chicago	3.000%	10/1/52	50	45
[2]	University of Chicago	4.003%	10/1/53	100	106
[2]	University of Notre Dame du Lac	3.438%	2/15/45	100	98
	University of Notre Dame du Lac	3.394%	2/15/48	125	127
[2]	University of Southern California	3.028%	10/1/39	100	93
[2]	University of Southern California	3.841%	10/1/47	200	212
	University of Southern California	2.945%	10/1/51	200	179
	University of Southern California	5.250%	10/1/11	100	126
	VF Corp.	2.400%	4/23/25	200	197
	VF Corp.	2.950%	4/23/30	200	191
	Whirlpool Corp.	4.000%	3/1/24	50	51
	Whirlpool Corp.	3.700%	5/1/25	75	76
	Whirlpool Corp.	4.750%	2/26/29	150	161
	Whirlpool Corp.	4.500%	6/1/46	100	102
	Whirlpool Corp.	4.600%	5/15/50	75	79
[2]	William Marsh Rice University	3.574%	5/15/45	150	152
	Yale University	0.873%	4/15/25	100	95
	Yale University	1.482%	4/15/30	100	90
	Yale University	2.402%	4/15/50	100	83
					77,630
Consumer Staples (1.9%)
	Ahold Finance USA LLC	6.875%	5/1/29	100	120
	Altria Group Inc.	4.000%	1/31/24	250	255
	Altria Group Inc.	2.350%	5/6/25	150	146
	Altria Group Inc.	4.400%	2/14/26	997	1,032
	Altria Group Inc.	2.625%	9/16/26	75	72
	Altria Group Inc.	4.800%	2/14/29	575	604
	Altria Group Inc.	5.800%	2/14/39	120	130
	Altria Group Inc.	3.400%	2/4/41	500	408
	Altria Group Inc.	4.250%	8/9/42	275	248
	Altria Group Inc.	4.500%	5/2/43	125	115

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Altria Group Inc.	5.375%	1/31/44	350	364
Altria Group Inc.	3.875%	9/16/46	425	360
Altria Group Inc.	3.700%	2/4/51	1,000	815
Altria Group Inc.	6.200%	2/14/59	70	78
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	1,045	1,069
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,195	1,299
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,880	2,089
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	100	107
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	300	294
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	200	212
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	475	525
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	500	519
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	465	504
Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	1,000	1,015
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	275	289
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	222
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	125	146
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	360
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	325	310
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	700	753
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	601	629
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	600	729
Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	300	322
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	350	379
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	155	194
Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	375	398
Archer-Daniels-Midland Co.	2.500%	8/11/26	200	197
Archer-Daniels-Midland Co.	3.250%	3/27/30	200	202
Archer-Daniels-Midland Co.	5.935%	10/1/32	80	97
Archer-Daniels-Midland Co.	5.375%	9/15/35	95	115
Archer-Daniels-Midland Co.	3.750%	9/15/47	50	52
Archer-Daniels-Midland Co.	4.500%	3/15/49	125	145
Archer-Daniels-Midland Co.	2.700%	9/15/51	200	177
BAT Capital Corp.	3.222%	8/15/24	650	650
BAT Capital Corp.	3.215%	9/6/26	200	194
BAT Capital Corp.	3.557%	8/15/27	675	657
BAT Capital Corp.	2.259%	3/25/28	500	450
BAT Capital Corp.	2.726%	3/25/31	500	441
BAT Capital Corp.	4.390%	8/15/37	525	489
BAT Capital Corp.	4.540%	8/15/47	575	513
BAT Capital Corp.	4.758%	9/6/49	250	229
BAT Capital Corp.	3.984%	9/25/50	500	408
BAT International Finance plc	1.668%	3/25/26	500	460
Brown-Forman Corp.	3.500%	4/15/25	81	82
Brown-Forman Corp.	4.500%	7/15/45	100	108
Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	201
Bunge Ltd. Finance Corp.	2.750%	5/14/31	350	321
Campbell Soup Co.	3.950%	3/15/25	200	204
Campbell Soup Co.	3.300%	3/19/25	125	125
Campbell Soup Co.	4.150%	3/15/28	175	180
Campbell Soup Co.	2.375%	4/24/30	150	137
Campbell Soup Co.	4.800%	3/15/48	135	146
Campbell Soup Co.	3.125%	4/24/50	100	83
Church & Dwight Co. Inc.	3.150%	8/1/27	100	100
Church & Dwight Co. Inc.	3.950%	8/1/47	75	77

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Clorox Co.	3.500%	12/15/24	175	177
Clorox Co.	3.100%	10/1/27	50	50
Clorox Co.	3.900%	5/15/28	50	51
Clorox Co.	1.800%	5/15/30	50	44
Coca-Cola Co.	1.750%	9/6/24	100	99
Coca-Cola Co.	3.375%	3/25/27	200	205
Coca-Cola Co.	2.900%	5/25/27	50	50
Coca-Cola Co.	1.000%	3/15/28	500	448
Coca-Cola Co.	2.125%	9/6/29	125	118
Coca-Cola Co.	3.450%	3/25/30	250	256
Coca-Cola Co.	1.375%	3/15/31	500	433
Coca-Cola Co.	4.125%	3/25/40	100	107
Coca-Cola Co.	2.500%	6/1/40	200	178
Coca-Cola Co.	2.875%	5/5/41	500	463
Coca-Cola Co.	4.200%	3/25/50	175	196
Coca-Cola Co.	2.600%	6/1/50	300	257
Coca-Cola Co.	2.750%	6/1/60	325	276
Coca-Cola Consolidated Inc.	3.800%	11/25/25	125	128
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	200	191
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	172
Colgate-Palmolive Co.	2.100%	5/1/23	280	280
Colgate-Palmolive Co.	3.250%	3/15/24	100	102
Colgate-Palmolive Co.	4.000%	8/15/45	150	164
Conagra Brands Inc.	3.250%	9/15/22	75	76
Conagra Brands Inc.	0.500%	8/11/23	200	195
Conagra Brands Inc.	4.300%	5/1/24	200	206
Conagra Brands Inc.	4.600%	11/1/25	150	155
Conagra Brands Inc.	1.375%	11/1/27	200	178
Conagra Brands Inc.	7.000%	10/1/28	75	88
Conagra Brands Inc.	4.850%	11/1/28	250	265
Conagra Brands Inc.	8.250%	9/15/30	50	65
Conagra Brands Inc.	5.300%	11/1/38	350	384
Conagra Brands Inc.	5.400%	11/1/48	200	229
Constellation Brands Inc.	4.250%	5/1/23	200	204
Constellation Brands Inc.	4.750%	11/15/24	175	182
Constellation Brands Inc.	4.400%	11/15/25	100	103
Constellation Brands Inc.	3.700%	12/6/26	425	430
Constellation Brands Inc.	3.500%	5/9/27	150	151
Constellation Brands Inc.	3.600%	2/15/28	175	174
Constellation Brands Inc.	4.650%	11/15/28	75	79
Constellation Brands Inc.	3.150%	8/1/29	225	217
Constellation Brands Inc.	2.875%	5/1/30	356	334
Constellation Brands Inc.	2.250%	8/1/31	200	176
Constellation Brands Inc.	4.100%	2/15/48	100	97
Constellation Brands Inc.	5.250%	11/15/48	225	253
Constellation Brands Inc.	3.750%	5/1/50	125	116
Costco Wholesale Corp.	2.750%	5/18/24	275	277
Costco Wholesale Corp.	3.000%	5/18/27	100	101
Costco Wholesale Corp.	1.375%	6/20/27	250	233
Costco Wholesale Corp.	1.600%	4/20/30	1,900	1,704
Costco Wholesale Corp.	1.750%	4/20/32	200	178
Delhaize America LLC	9.000%	4/15/31	100	140
Diageo Capital plc	2.625%	4/29/23	500	502
Diageo Capital plc	2.125%	10/24/24	200	197
Diageo Capital plc	1.375%	9/29/25	200	190
Diageo Capital plc	2.375%	10/24/29	200	189
Diageo Capital plc	2.000%	4/29/30	200	183
Diageo Capital plc	2.125%	4/29/32	200	181

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Diageo Capital plc	5.875%	9/30/36	50	63
	Diageo Capital plc	3.875%	4/29/43	100	103
	Diageo Investment Corp.	4.250%	5/11/42	150	162
	Dollar General Corp.	3.250%	4/15/23	150	151
	Dollar General Corp.	4.150%	11/1/25	105	109
	Dollar General Corp.	3.875%	4/15/27	150	154
	Dollar General Corp.	4.125%	5/1/28	150	155
	Dollar General Corp.	3.500%	4/3/30	100	100
	Dollar General Corp.	4.125%	4/3/50	200	200
	Dollar Tree Inc.	4.000%	5/15/25	200	205
	Dollar Tree Inc.	4.200%	5/15/28	300	311
	Estee Lauder Cos. Inc.	3.150%	3/15/27	367	370
	Estee Lauder Cos. Inc.	2.375%	12/1/29	125	119
	Estee Lauder Cos. Inc.	6.000%	5/15/37	75	95
	Estee Lauder Cos. Inc.	4.375%	6/15/45	100	110
	Estee Lauder Cos. Inc.	4.150%	3/15/47	100	108
	Estee Lauder Cos. Inc.	3.125%	12/1/49	125	117
	Flowers Foods Inc.	3.500%	10/1/26	75	76
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	104
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	600	560
	General Mills Inc.	3.700%	10/17/23	575	584
	General Mills Inc.	3.650%	2/15/24	100	101
	General Mills Inc.	4.200%	4/17/28	225	235
	General Mills Inc.	2.875%	4/15/30	150	144
	General Mills Inc.	2.250%	10/14/31	250	224
	General Mills Inc.	3.000%	2/1/51	500	432
[5]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	250	250
[5]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/29	250	248
[5]	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	500	500
	Hershey Co.	2.625%	5/1/23	100	100
	Hershey Co.	3.375%	5/15/23	150	152
	Hershey Co.	2.050%	11/15/24	55	54
	Hershey Co.	3.200%	8/21/25	65	65
	Hershey Co.	2.300%	8/15/26	100	98
	Hershey Co.	2.450%	11/15/29	130	125
	Hershey Co.	1.700%	6/1/30	30	27
	Hershey Co.	3.125%	11/15/49	150	139
	Hershey Co.	2.650%	6/1/50	100	85
	Hormel Foods Corp.	1.800%	6/11/30	200	179
	Hormel Foods Corp.	3.050%	6/3/51	200	180
	Ingredion Inc.	3.200%	10/1/26	100	99
	Ingredion Inc.	2.900%	6/1/30	175	165
	Ingredion Inc.	3.900%	6/1/50	100	97
	J M Smucker Co.	3.500%	3/15/25	175	177
	J M Smucker Co.	3.375%	12/15/27	150	150
	J M Smucker Co.	2.375%	3/15/30	100	92
	J M Smucker Co.	2.125%	3/15/32	100	88
	J M Smucker Co.	4.250%	3/15/35	100	103
	J M Smucker Co.	4.375%	3/15/45	125	128
	J M Smucker Co.	3.550%	3/15/50	50	45
	Kellogg Co.	2.650%	12/1/23	126	126
	Kellogg Co.	3.250%	4/1/26	125	125
	Kellogg Co.	3.400%	11/15/27	125	125
	Kellogg Co.	4.300%	5/15/28	100	105

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kellogg Co.	7.450%	4/1/31	125	160
Keurig Dr Pepper Inc.	4.057%	5/25/23	187	190
Keurig Dr Pepper Inc.	3.130%	12/15/23	100	101
Keurig Dr Pepper Inc.	4.417%	5/25/25	275	283
Keurig Dr Pepper Inc.	3.400%	11/15/25	100	101
Keurig Dr Pepper Inc.	2.550%	9/15/26	75	73
Keurig Dr Pepper Inc.	3.430%	6/15/27	100	100
Keurig Dr Pepper Inc.	4.597%	5/25/28	395	418
Keurig Dr Pepper Inc.	3.200%	5/1/30	150	146
Keurig Dr Pepper Inc.	2.250%	3/15/31	250	225
Keurig Dr Pepper Inc.	4.985%	5/25/38	100	110
Keurig Dr Pepper Inc.	4.500%	11/15/45	200	206
Keurig Dr Pepper Inc.	4.420%	12/15/46	125	129
Keurig Dr Pepper Inc.	3.800%	5/1/50	150	142
Kimberly-Clark Corp.	3.050%	8/15/25	50	50
Kimberly-Clark Corp.	2.750%	2/15/26	100	100
Kimberly-Clark Corp.	1.050%	9/15/27	500	455
Kimberly-Clark Corp.	3.950%	11/1/28	50	52
Kimberly-Clark Corp.	3.200%	4/25/29	150	152
Kimberly-Clark Corp.	3.100%	3/26/30	155	155
Kimberly-Clark Corp.	2.000%	11/2/31	250	228
Kimberly-Clark Corp.	6.625%	8/1/37	250	338
Kimberly-Clark Corp.	5.300%	3/1/41	25	30
Kimberly-Clark Corp.	3.200%	7/30/46	175	164
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	45
Kraft Heinz Foods Co.	3.000%	6/1/26	350	345
Kraft Heinz Foods Co.	3.750%	4/1/30	200	200
Kraft Heinz Foods Co.	4.250%	3/1/31	200	206
Kraft Heinz Foods Co.	6.875%	1/26/39	100	123
Kraft Heinz Foods Co.	6.500%	2/9/40	250	300
Kraft Heinz Foods Co.	5.200%	7/15/45	800	866
Kraft Heinz Foods Co.	4.375%	6/1/46	450	446
Kraft Heinz Foods Co.	4.875%	10/1/49	350	369
Kraft Heinz Foods Co.	5.500%	6/1/50	250	285
Kroger Co.	4.000%	2/1/24	100	102
Kroger Co.	3.500%	2/1/26	160	162
Kroger Co.	2.650%	10/15/26	140	137
Kroger Co.	3.700%	8/1/27	100	103
Kroger Co.	7.700%	6/1/29	50	63
Kroger Co.	8.000%	9/15/29	125	161
Kroger Co.	2.200%	5/1/30	100	91
Kroger Co.	1.700%	1/15/31	250	218
Kroger Co.	7.500%	4/1/31	100	129
Kroger Co.	5.400%	7/15/40	50	58
Kroger Co.	5.000%	4/15/42	125	139
Kroger Co.	5.150%	8/1/43	100	115
Kroger Co.	4.450%	2/1/47	250	266
Kroger Co.	4.650%	1/15/48	225	245
Kroger Co.	3.950%	1/15/50	175	176
McCormick & Co. Inc.	3.150%	8/15/24	150	150
McCormick & Co. Inc.	3.400%	8/15/27	150	151
McCormick & Co. Inc.	2.500%	4/15/30	250	232
Mead Johnson Nutrition Co.	4.125%	11/15/25	355	364
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	126
Mead Johnson Nutrition Co.	4.600%	6/1/44	150	170
Molson Coors Beverage Co.	3.000%	7/15/26	375	370
Molson Coors Beverage Co.	5.000%	5/1/42	200	212
Molson Coors Beverage Co.	4.200%	7/15/46	375	362

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mondelez International Inc.	1.500%	5/4/25	100	96
Mondelez International Inc.	2.625%	3/17/27	200	195
Mondelez International Inc.	2.750%	4/13/30	115	110
Mondelez International Inc.	1.875%	10/15/32	500	431
Mondelez International Inc.	2.625%	9/4/50	250	203
PepsiCo Inc.	0.750%	5/1/23	125	123
PepsiCo Inc.	3.600%	3/1/24	700	715
PepsiCo Inc.	2.250%	3/19/25	265	262
PepsiCo Inc.	2.750%	4/30/25	200	200
PepsiCo Inc.	3.500%	7/17/25	452	463
PepsiCo Inc.	2.375%	10/6/26	225	221
PepsiCo Inc.	2.625%	3/19/27	100	99
PepsiCo Inc.	3.000%	10/15/27	325	328
PepsiCo Inc.	2.625%	7/29/29	200	196
PepsiCo Inc.	2.750%	3/19/30	345	338
PepsiCo Inc.	1.625%	5/1/30	200	180
PepsiCo Inc.	1.400%	2/25/31	200	176
PepsiCo Inc.	3.500%	3/19/40	175	178
PepsiCo Inc.	2.625%	10/21/41	500	452
PepsiCo Inc.	3.600%	8/13/42	100	101
PepsiCo Inc.	4.450%	4/14/46	300	347
PepsiCo Inc.	3.450%	10/6/46	300	298
PepsiCo Inc.	4.000%	5/2/47	100	108
PepsiCo Inc.	3.375%	7/29/49	240	237
PepsiCo Inc.	2.875%	10/15/49	325	299
PepsiCo Inc.	3.875%	3/19/60	150	163
Philip Morris International Inc.	1.125%	5/1/23	125	123
Philip Morris International Inc.	2.125%	5/10/23	95	95
Philip Morris International Inc.	3.600%	11/15/23	500	509
Philip Morris International Inc.	2.875%	5/1/24	220	221
Philip Morris International Inc.	3.250%	11/10/24	250	252
Philip Morris International Inc.	3.375%	8/11/25	150	151
Philip Morris International Inc.	2.750%	2/25/26	305	302
Philip Morris International Inc.	3.125%	3/2/28	100	99
Philip Morris International Inc.	3.375%	8/15/29	250	249
Philip Morris International Inc.	2.100%	5/1/30	150	135
Philip Morris International Inc.	1.750%	11/1/30	500	434
Philip Morris International Inc.	6.375%	5/16/38	200	246
Philip Morris International Inc.	4.375%	11/15/41	500	496
Philip Morris International Inc.	4.500%	3/20/42	125	125
Philip Morris International Inc.	3.875%	8/21/42	25	23
Philip Morris International Inc.	4.875%	11/15/43	155	163
Philip Morris International Inc.	4.250%	11/10/44	200	194
Procter & Gamble Co.	0.550%	10/29/25	300	279
Procter & Gamble Co.	2.800%	3/25/27	500	501
Procter & Gamble Co.	3.000%	3/25/30	500	503
Procter & Gamble Co.	1.200%	10/29/30	300	261
Procter & Gamble Co.	5.550%	3/5/37	150	193
Procter & Gamble Co.	3.550%	3/25/40	188	194
Procter & Gamble Co.	3.500%	10/25/47	169	175
Procter & Gamble Co.	3.600%	3/25/50	173	186
Reynolds American Inc.	4.450%	6/12/25	525	536
Reynolds American Inc.	5.700%	8/15/35	175	185
Reynolds American Inc.	7.250%	6/15/37	100	118
Reynolds American Inc.	6.150%	9/15/43	75	79
Reynolds American Inc.	5.850%	8/15/45	450	460
Sysco Corp.	3.750%	10/1/25	75	76
Sysco Corp.	3.300%	7/15/26	250	251

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sysco Corp.	3.250%	7/15/27	175	174
Sysco Corp.	2.400%	2/15/30	100	93
Sysco Corp.	5.950%	4/1/30	166	193
Sysco Corp.	6.600%	4/1/40	175	228
Sysco Corp.	4.850%	10/1/45	50	53
Sysco Corp.	4.500%	4/1/46	200	207
Sysco Corp.	4.450%	3/15/48	100	104
Sysco Corp.	3.300%	2/15/50	105	91
Sysco Corp.	6.600%	4/1/50	250	335
Sysco Corp.	3.150%	12/14/51	250	214
Target Corp.	3.500%	7/1/24	325	332
Target Corp.	2.250%	4/15/25	200	197
Target Corp.	2.500%	4/15/26	175	174
Target Corp.	1.950%	1/15/27	100	97
Target Corp.	3.375%	4/15/29	200	207
Target Corp.	2.650%	9/15/30	250	243
Target Corp.	6.500%	10/15/37	103	137
Target Corp.	7.000%	1/15/38	125	176
Target Corp.	3.900%	11/15/47	300	320
Target Corp.	2.950%	1/15/52	200	184
Tyson Foods Inc.	3.950%	8/15/24	600	612
Tyson Foods Inc.	4.000%	3/1/26	100	102
Tyson Foods Inc.	3.550%	6/2/27	275	278
Tyson Foods Inc.	4.350%	3/1/29	280	294
Tyson Foods Inc.	4.875%	8/15/34	100	108
Tyson Foods Inc.	5.150%	8/15/44	200	226
Tyson Foods Inc.	5.100%	9/28/48	275	320
Unilever Capital Corp.	3.250%	3/7/24	250	253
Unilever Capital Corp.	2.600%	5/5/24	450	451
Unilever Capital Corp.	3.375%	3/22/25	100	101
Unilever Capital Corp.	3.100%	7/30/25	225	227
Unilever Capital Corp.	2.000%	7/28/26	125	120
Unilever Capital Corp.	1.375%	9/14/30	300	259
Unilever Capital Corp.	1.750%	8/12/31	500	443
Unilever Capital Corp.	5.900%	11/15/32	200	247
Walgreens Boots Alliance Inc.	3.800%	11/18/24	375	382
Walgreens Boots Alliance Inc.	3.450%	6/1/26	325	327
Walgreens Boots Alliance Inc.	4.800%	11/18/44	275	287
Walmart Inc.	2.550%	4/11/23	150	151
Walmart Inc.	3.400%	6/26/23	250	254
Walmart Inc.	3.300%	4/22/24	250	254
Walmart Inc.	2.850%	7/8/24	275	278
Walmart Inc.	2.650%	12/15/24	200	202
Walmart Inc.	3.550%	6/26/25	309	318
Walmart Inc.	3.050%	7/8/26	250	254
Walmart Inc.	1.050%	9/17/26	100	93
Walmart Inc.	3.700%	6/26/28	450	470
Walmart Inc.	3.250%	7/8/29	300	309
Walmart Inc.	2.375%	9/24/29	175	169
Walmart Inc.	1.800%	9/22/31	100	91
Walmart Inc.	5.250%	9/1/35	192	233
Walmart Inc.	6.200%	4/15/38	315	427
Walmart Inc.	3.950%	6/28/38	275	298
Walmart Inc.	5.000%	10/25/40	100	121
Walmart Inc.	2.500%	9/22/41	100	89
Walmart Inc.	4.000%	4/11/43	274	297
Walmart Inc.	3.625%	12/15/47	265	278
Walmart Inc.	4.050%	6/29/48	375	425

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Walmart Inc.	2.950%	9/24/49	400	379
Walmart Inc.	2.650%	9/22/51	200	178
				86,439
Energy (2.2%)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	5.125%	9/15/40	175	198
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	1.231%	12/15/23	200	195
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	200	191
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	200	199
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	250	244
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.486%	5/1/30	200	214
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	275	277
Boardwalk Pipelines LP	4.950%	12/15/24	150	155
Boardwalk Pipelines LP	5.950%	6/1/26	200	216
Boardwalk Pipelines LP	4.450%	7/15/27	100	102
BP Capital Markets America Inc.	2.750%	5/10/23	300	302
BP Capital Markets America Inc.	3.194%	4/6/25	230	232
BP Capital Markets America Inc.	3.410%	2/11/26	100	101
BP Capital Markets America Inc.	3.119%	5/4/26	550	548
BP Capital Markets America Inc.	3.017%	1/16/27	400	398
BP Capital Markets America Inc.	4.234%	11/6/28	225	236
BP Capital Markets America Inc.	3.633%	4/6/30	350	355
BP Capital Markets America Inc.	2.721%	1/12/32	200	188
BP Capital Markets America Inc.	3.060%	6/17/41	300	271
BP Capital Markets America Inc.	3.000%	2/24/50	450	390
BP Capital Markets America Inc.	2.772%	11/10/50	300	249
BP Capital Markets America Inc.	2.939%	6/4/51	500	427
BP Capital Markets America Inc.	3.001%	3/17/52	300	258
BP Capital Markets America Inc.	3.379%	2/8/61	400	356
BP Capital Markets plc	3.994%	9/26/23	200	204
BP Capital Markets plc	3.814%	2/10/24	400	408
BP Capital Markets plc	3.535%	11/4/24	68	69
BP Capital Markets plc	3.506%	3/17/25	200	204
BP Capital Markets plc	3.279%	9/19/27	200	202
Burlington Resources LLC	7.400%	12/1/31	175	231
Canadian Natural Resources Ltd.	3.850%	6/1/27	500	506
Canadian Natural Resources Ltd.	2.950%	7/15/30	100	95
Canadian Natural Resources Ltd.	7.200%	1/15/32	150	185
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	147
Canadian Natural Resources Ltd.	5.850%	2/1/35	100	111
Canadian Natural Resources Ltd.	6.500%	2/15/37	150	177
Canadian Natural Resources Ltd.	6.250%	3/15/38	300	357
Canadian Natural Resources Ltd.	4.950%	6/1/47	140	155
Cenovus Energy Inc.	5.375%	7/15/25	277	292
Cenovus Energy Inc.	4.250%	4/15/27	200	207
Cenovus Energy Inc.	4.400%	4/15/29	250	260
Cenovus Energy Inc.	2.650%	1/15/32	100	91
Cenovus Energy Inc.	5.250%	6/15/37	200	217
Cenovus Energy Inc.	6.800%	9/15/37	50	62
Cenovus Energy Inc.	6.750%	11/15/39	300	372
Cenovus Energy Inc.	5.400%	6/15/47	200	226
Cenovus Energy Inc.	3.750%	2/15/52	150	135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	200	213
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	225	238
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	525	560
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	300	299
[5]	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	100	87
	Chevron Corp.	1.141%	5/11/23	300	297
	Chevron Corp.	3.191%	6/24/23	225	227
	Chevron Corp.	1.554%	5/11/25	300	289
	Chevron Corp.	2.236%	5/11/30	500	473
	Chevron USA Inc.	1.018%	8/12/27	500	454
	Chevron USA Inc.	3.850%	1/15/28	100	104
	Chevron USA Inc.	3.250%	10/15/29	200	203
	Chevron USA Inc.	5.250%	11/15/43	175	217
	Chevron USA Inc.	2.343%	8/12/50	200	163
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	400	380
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	200	159
	CNOOC Finance 2015 USA LLC	3.750%	5/2/23	200	202
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	200	208
	CNOOC Petroleum North America ULC	5.875%	3/10/35	200	222
	CNOOC Petroleum North America ULC	6.400%	5/15/37	300	351
	Columbia Pipeline Group Inc.	4.500%	6/1/25	300	310
	Columbia Pipeline Group Inc.	5.800%	6/1/45	100	117
[5]	ConocoPhillips	4.300%	8/15/28	50	53
[5]	ConocoPhillips	2.400%	2/15/31	300	281
	ConocoPhillips	5.900%	10/15/32	450	544
	ConocoPhillips	5.900%	5/15/38	450	553
	ConocoPhillips	6.500%	2/1/39	100	134
[5]	ConocoPhillips	4.875%	10/1/47	100	117
	ConocoPhillips Co.	6.950%	4/15/29	262	324
[5]	ConocoPhillips Co.	3.758%	3/15/42	88	89
	ConocoPhillips Co.	4.300%	11/15/44	275	298
[5]	ConocoPhillips Co.	4.025%	3/15/62	300	304
	Continental Resources Inc.	4.375%	1/15/28	200	203
	Continental Resources Inc.	4.900%	6/1/44	50	50
[5]	Coterra Energy Inc.	4.375%	6/1/24	200	204
[5]	Coterra Energy Inc.	3.900%	5/15/27	200	202
	Devon Energy Corp.	5.250%	9/15/24	200	209
	Devon Energy Corp.	5.850%	12/15/25	100	108
	Devon Energy Corp.	5.250%	10/15/27	100	103
	Devon Energy Corp.	5.875%	6/15/28	130	137
	Devon Energy Corp.	4.500%	1/15/30	130	133
	Devon Energy Corp.	7.875%	9/30/31	160	208
	Devon Energy Corp.	7.950%	4/15/32	163	212
	Devon Energy Corp.	5.600%	7/15/41	300	347
	Devon Energy Corp.	5.000%	6/15/45	150	163
	Diamondback Energy Inc.	3.250%	12/1/26	100	100
	Diamondback Energy Inc.	3.500%	12/1/29	300	297
	Diamondback Energy Inc.	3.125%	3/24/31	200	191
	Diamondback Energy Inc.	4.400%	3/24/51	200	203
	Diamondback Energy Inc.	4.250%	3/15/52	200	198
[5]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	66	67
[5]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	100	96
[5]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	200	208
	Enable Midstream Partners LP	3.900%	5/15/24	150	151
	Enable Midstream Partners LP	4.400%	3/15/27	150	153
	Enable Midstream Partners LP	4.950%	5/15/28	200	208
	Enable Midstream Partners LP	4.150%	9/15/29	200	201
	Enable Midstream Partners LP	5.000%	5/15/44	100	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enbridge Energy Partners LP	5.875%	10/15/25	150	162
	Enbridge Energy Partners LP	7.500%	4/15/38	150	200
	Enbridge Energy Partners LP	5.500%	9/15/40	125	141
	Enbridge Energy Partners LP	7.375%	10/15/45	125	174
	Enbridge Inc.	0.550%	10/4/23	200	194
	Enbridge Inc.	2.500%	1/15/25	100	98
	Enbridge Inc.	1.600%	10/4/26	200	185
	Enbridge Inc.	3.700%	7/15/27	150	152
	Enbridge Inc.	3.125%	11/15/29	200	195
	Enbridge Inc.	2.500%	8/1/33	200	178
	Enbridge Inc.	4.500%	6/10/44	100	102
	Enbridge Inc.	4.000%	11/15/49	100	98
	Enbridge Inc.	3.400%	8/1/51	400	356
	Energy Transfer LP	4.050%	3/15/25	1,000	1,013
	Energy Transfer LP	4.750%	1/15/26	500	519
	Energy Transfer LP	5.500%	6/1/27	300	321
	Energy Transfer LP	5.250%	4/15/29	425	455
	Energy Transfer LP	3.750%	5/15/30	450	443
	Energy Transfer LP	4.950%	1/15/43	175	170
	Energy Transfer LP	5.300%	4/1/44	300	306
	Energy Transfer LP	5.300%	4/15/47	200	205
	Energy Transfer LP	5.400%	10/1/47	275	287
	Energy Transfer LP / Regency Energy Finance Corp.	4.500%	11/1/23	100	102
	Energy Transfer Operating LP	6.625%	10/15/36	150	169
	Energy Transfer Operating LP	5.800%	6/15/38	150	163
	Energy Transfer Operating LP	6.050%	6/1/41	100	111
	Energy Transfer Operating LP	6.500%	2/1/42	275	316
	Energy Transfer Operating LP	5.150%	3/15/45	150	152
	Energy Transfer Operating LP	6.125%	12/15/45	200	221
	Energy Transfer Operating LP	6.000%	6/15/48	300	333
	Energy Transfer Operating LP	6.250%	4/15/49	320	367
	Energy Transfer Operating LP	5.000%	5/15/50	500	507
	Enterprise Products Operating LLC	3.900%	2/15/24	175	178
	Enterprise Products Operating LLC	3.750%	2/15/25	150	153
	Enterprise Products Operating LLC	3.700%	2/15/26	150	152
	Enterprise Products Operating LLC	3.950%	2/15/27	100	103
	Enterprise Products Operating LLC	3.125%	7/31/29	400	393
	Enterprise Products Operating LLC	2.800%	1/31/30	300	288
	Enterprise Products Operating LLC	6.875%	3/1/33	175	219
	Enterprise Products Operating LLC	7.550%	4/15/38	150	200
	Enterprise Products Operating LLC	6.125%	10/15/39	300	362
	Enterprise Products Operating LLC	5.950%	2/1/41	175	208
	Enterprise Products Operating LLC	4.450%	2/15/43	300	302
	Enterprise Products Operating LLC	4.850%	3/15/44	520	551
	Enterprise Products Operating LLC	4.900%	5/15/46	425	460
	Enterprise Products Operating LLC	4.250%	2/15/48	300	301
	Enterprise Products Operating LLC	4.200%	1/31/50	350	348
	Enterprise Products Operating LLC	3.200%	2/15/52	300	255
	Enterprise Products Operating LLC	3.300%	2/15/53	200	171
	Enterprise Products Operating LLC	3.950%	1/31/60	200	186
	Enterprise Products Operating LLC	5.250%	8/16/77	100	94
	Enterprise Products Operating LLC	5.375%	2/15/78	200	186
	EOG Resources Inc.	4.150%	1/15/26	150	155
	EOG Resources Inc.	4.375%	4/15/30	200	216
	EOG Resources Inc.	4.950%	4/15/50	200	246
	EQT Corp.	6.625%	2/1/25	100	106
[5]	EQT Corp.	3.125%	5/15/26	150	145

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	EQT Corp.	3.900%	10/1/27	100	100
	EQT Corp.	7.500%	2/1/30	200	232
	Equinor ASA	2.650%	1/15/24	375	376
	Equinor ASA	3.700%	3/1/24	150	153
	Equinor ASA	3.250%	11/10/24	150	151
	Equinor ASA	1.750%	1/22/26	479	459
	Equinor ASA	7.250%	9/23/27	250	300
	Equinor ASA	3.625%	9/10/28	175	178
	Equinor ASA	2.375%	5/22/30	400	378
	Equinor ASA	5.100%	8/17/40	125	148
	Equinor ASA	4.250%	11/23/41	175	190
	Equinor ASA	3.950%	5/15/43	125	129
	Equinor ASA	4.800%	11/8/43	175	202
	Equinor ASA	3.250%	11/18/49	225	212
	Equinor ASA	3.700%	4/6/50	405	412
	Exxon Mobil Corp.	1.571%	4/15/23	950	946
	Exxon Mobil Corp.	2.992%	3/19/25	950	955
	Exxon Mobil Corp.	3.043%	3/1/26	300	302
	Exxon Mobil Corp.	2.275%	8/16/26	600	588
	Exxon Mobil Corp.	2.440%	8/16/29	250	240
	Exxon Mobil Corp.	3.482%	3/19/30	375	385
	Exxon Mobil Corp.	2.610%	10/15/30	650	625
	Exxon Mobil Corp.	2.995%	8/16/39	300	278
	Exxon Mobil Corp.	4.227%	3/19/40	400	432
	Exxon Mobil Corp.	3.567%	3/6/45	235	230
	Exxon Mobil Corp.	4.114%	3/1/46	400	430
	Exxon Mobil Corp.	4.327%	3/19/50	825	920
	Exxon Mobil Corp.	3.452%	4/15/51	600	580
	Halliburton Co.	3.500%	8/1/23	112	113
	Halliburton Co.	3.800%	11/15/25	8	8
	Halliburton Co.	2.920%	3/1/30	200	194
	Halliburton Co.	4.850%	11/15/35	200	215
	Halliburton Co.	6.700%	9/15/38	345	435
	Halliburton Co.	4.500%	11/15/41	100	101
	Halliburton Co.	4.750%	8/1/43	150	157
	Halliburton Co.	5.000%	11/15/45	500	543
[5]	Helmerich & Payne Inc.	2.900%	9/29/31	100	92
	Hess Corp.	3.500%	7/15/24	100	101
	Hess Corp.	4.300%	4/1/27	250	257
	Hess Corp.	7.125%	3/15/33	100	123
	Hess Corp.	5.600%	2/15/41	550	619
	HollyFrontier Corp.	5.875%	4/1/26	200	209
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	250	252
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	500	510
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	57
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	293
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	63
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	238
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	300
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	50	54
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	475	473
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	77
	Kinder Morgan Inc.	4.300%	6/1/25	300	308
	Kinder Morgan Inc.	1.750%	11/15/26	200	186
	Kinder Morgan Inc.	4.300%	3/1/28	500	519
	Kinder Morgan Inc.	7.800%	8/1/31	290	371
	Kinder Morgan Inc.	7.750%	1/15/32	265	342
	Kinder Morgan Inc.	5.300%	12/1/34	175	192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kinder Morgan Inc.	5.550%	6/1/45	200	224
	Kinder Morgan Inc.	5.050%	2/15/46	350	371
	Kinder Morgan Inc.	3.250%	8/1/50	400	332
	Kinder Morgan Inc.	3.600%	2/15/51	200	177
	Magellan Midstream Partners LP	3.250%	6/1/30	200	195
	Magellan Midstream Partners LP	5.150%	10/15/43	125	135
	Magellan Midstream Partners LP	4.250%	9/15/46	200	198
	Magellan Midstream Partners LP	4.200%	10/3/47	150	146
	Magellan Midstream Partners LP	4.850%	2/1/49	100	107
	Marathon Oil Corp.	4.400%	7/15/27	200	206
	Marathon Oil Corp.	6.800%	3/15/32	400	479
	Marathon Oil Corp.	5.200%	6/1/45	100	108
	Marathon Petroleum Corp.	4.700%	5/1/25	300	312
	Marathon Petroleum Corp.	5.125%	12/15/26	200	213
	Marathon Petroleum Corp.	6.500%	3/1/41	300	369
	Marathon Petroleum Corp.	4.500%	4/1/48	360	362
	MPLX LP	4.500%	7/15/23	200	203
	MPLX LP	4.875%	12/1/24	400	415
	MPLX LP	4.875%	6/1/25	283	293
	MPLX LP	4.125%	3/1/27	300	307
	MPLX LP	4.250%	12/1/27	400	411
	MPLX LP	4.000%	3/15/28	400	406
	MPLX LP	2.650%	8/15/30	500	459
	MPLX LP	4.500%	4/15/38	400	408
	MPLX LP	5.500%	2/15/49	455	505
	Newfield Exploration Co.	5.375%	1/1/26	100	106
	NOV Inc.	3.600%	12/1/29	200	197
	NOV Inc.	3.950%	12/1/42	125	110
	ONEOK Inc.	7.500%	9/1/23	100	105
	ONEOK Inc.	2.750%	9/1/24	100	99
	ONEOK Inc.	2.200%	9/15/25	425	406
	ONEOK Inc.	4.550%	7/15/28	200	206
	ONEOK Inc.	4.350%	3/15/29	100	102
	ONEOK Inc.	3.400%	9/1/29	245	236
	ONEOK Inc.	3.100%	3/15/30	200	187
	ONEOK Inc.	4.950%	7/13/47	200	204
	ONEOK Inc.	4.450%	9/1/49	150	145
	ONEOK Inc.	4.500%	3/15/50	300	290
	ONEOK Partners LP	6.650%	10/1/36	300	343
	ONEOK Partners LP	6.125%	2/1/41	150	165
	Ovintiv Exploration Inc.	5.625%	7/1/24	50	53
	Ovintiv Inc.	7.375%	11/1/31	50	61
	Ovintiv Inc.	6.500%	8/15/34	150	178
	Ovintiv Inc.	6.625%	8/15/37	200	238
	Ovintiv Inc.	6.500%	2/1/38	100	119
[2]	Petroleos Mexicanos	2.378%	4/15/25	17	17
	Phillips 66	3.700%	4/6/23	100	101
	Phillips 66	3.850%	4/9/25	300	306
	Phillips 66	2.150%	12/15/30	400	356
	Phillips 66	4.650%	11/15/34	500	534
	Phillips 66	4.875%	11/15/44	500	554
	Phillips 66	3.300%	3/15/52	200	176
	Phillips 66 Partners LP	2.450%	12/15/24	50	49
	Phillips 66 Partners LP	3.605%	2/15/25	250	252
	Phillips 66 Partners LP	3.750%	3/1/28	50	50
	Phillips 66 Partners LP	3.150%	12/15/29	100	97
	Phillips 66 Partners LP	4.680%	2/15/45	245	262
	Pioneer Natural Resources Co.	1.900%	8/15/30	300	266

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pioneer Natural Resources Co.	2.150%	1/15/31	200	180
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	600	601
Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	100	103
Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	275	266
Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/30	200	196
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	100	114
Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	200	188
Sabine Pass Liquefaction LLC	5.625%	4/15/23	350	358
Sabine Pass Liquefaction LLC	5.750%	5/15/24	400	419
Sabine Pass Liquefaction LLC	5.625%	3/1/25	400	423
Sabine Pass Liquefaction LLC	5.875%	6/30/26	450	487
Sabine Pass Liquefaction LLC	5.000%	3/15/27	250	265
Sabine Pass Liquefaction LLC	4.200%	3/15/28	300	309
Sabine Pass Liquefaction LLC	4.500%	5/15/30	300	314
Schlumberger Investment SA	3.650%	12/1/23	325	330
Schlumberger Investment SA	2.650%	6/26/30	300	285
Shell International Finance BV	0.375%	9/15/23	500	487
Shell International Finance BV	3.250%	5/11/25	200	202
Shell International Finance BV	2.875%	5/10/26	500	501
Shell International Finance BV	2.500%	9/12/26	900	887
Shell International Finance BV	3.875%	11/13/28	100	104
Shell International Finance BV	2.375%	11/7/29	550	521
Shell International Finance BV	2.750%	4/6/30	500	485
Shell International Finance BV	4.125%	5/11/35	300	317
Shell International Finance BV	6.375%	12/15/38	475	630
Shell International Finance BV	5.500%	3/25/40	175	216
Shell International Finance BV	2.875%	11/26/41	200	180
Shell International Finance BV	4.550%	8/12/43	300	333
Shell International Finance BV	4.375%	5/11/45	630	684
Shell International Finance BV	4.000%	5/10/46	700	729
Shell International Finance BV	3.125%	11/7/49	500	456
Shell International Finance BV	3.000%	11/26/51	200	179
Spectra Energy Partners LP	4.750%	3/15/24	500	514
Spectra Energy Partners LP	3.500%	3/15/25	138	139
Spectra Energy Partners LP	3.375%	10/15/26	205	205
Spectra Energy Partners LP	4.500%	3/15/45	325	332
Suncor Energy Inc.	2.800%	5/15/23	300	301
Suncor Energy Inc.	3.100%	5/15/25	100	100
Suncor Energy Inc.	5.950%	12/1/34	125	145
Suncor Energy Inc.	6.800%	5/15/38	225	290
Suncor Energy Inc.	6.500%	6/15/38	400	506
Suncor Energy Inc.	4.000%	11/15/47	200	200
Suncor Energy Inc.	3.750%	3/4/51	200	192
Targa Resources Corp.	4.200%	2/1/33	200	202
Targa Resources Corp.	4.950%	4/15/52	200	204
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	100	105
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/28	100	101
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	100	107
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.500%	3/1/30	100	104

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	200	192
TC PipeLines LP	3.900%	5/25/27	50	51
Total Capital International SA	2.986%	6/29/41	200	183
Total Capital International SA	3.461%	7/12/49	200	193
Total Capital International SA	3.127%	5/29/50	400	365
Total Capital International SA	3.386%	6/29/60	200	185
TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	125	125
TotalEnergies Capital International SA	3.700%	1/15/24	525	534
TotalEnergies Capital International SA	2.434%	1/10/25	175	173
TotalEnergies Capital International SA	3.455%	2/19/29	325	330
TotalEnergies Capital International SA	2.829%	1/10/30	300	293
TransCanada PipeLines Ltd.	1.000%	10/12/24	200	190
TransCanada PipeLines Ltd.	4.250%	5/15/28	250	260
TransCanada PipeLines Ltd.	4.100%	4/15/30	400	413
TransCanada PipeLines Ltd.	2.500%	10/12/31	200	182
TransCanada PipeLines Ltd.	4.625%	3/1/34	400	428
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	169
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	351
TransCanada PipeLines Ltd.	6.200%	10/15/37	400	489
TransCanada PipeLines Ltd.	4.750%	5/15/38	300	321
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	246
TransCanada PipeLines Ltd.	4.875%	5/15/48	300	337
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	102
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	200	195
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	106
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	200	195
Valero Energy Corp.	4.350%	6/1/28	200	207
Valero Energy Corp.	2.800%	12/1/31	200	184
Valero Energy Corp.	7.500%	4/15/32	400	504
Valero Energy Corp.	6.625%	6/15/37	300	372
Valero Energy Corp.	4.900%	3/15/45	150	159
Valero Energy Corp.	3.650%	12/1/51	200	177
Valero Energy Partners LP	4.500%	3/15/28	75	77
Williams Cos. Inc.	4.550%	6/24/24	400	411
Williams Cos. Inc.	3.900%	1/15/25	681	690
Williams Cos. Inc.	3.750%	6/15/27	300	304
Williams Cos. Inc.	3.500%	11/15/30	300	297
Williams Cos. Inc.	2.600%	3/15/31	200	184
Williams Cos. Inc.	6.300%	4/15/40	100	121
Williams Cos. Inc.	5.800%	11/15/43	100	115
Williams Cos. Inc.	5.400%	3/4/44	400	440
Williams Cos. Inc.	5.750%	6/24/44	100	115
Williams Cos. Inc.	5.100%	9/15/45	200	216
Williams Cos. Inc.	4.850%	3/1/48	150	160
Williams Cos. Inc.	3.500%	10/15/51	200	175
				97,364
Financials (7.7%)
ACE Capital Trust II	9.700%	4/1/30	50	69
Aegon NV	5.500%	4/11/48	200	210
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	150	151
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.150%	10/29/23	350	335
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650%	10/29/24	500	472
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	250	265

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	125	125
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	750	693
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	300	291
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	500	506
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	300	292
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	750	691
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	750	678
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	500	450
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/41	300	264
Affiliated Managers Group Inc.	4.250%	2/15/24	100	103
Affiliated Managers Group Inc.	3.500%	8/1/25	125	126
Affiliated Managers Group Inc.	3.300%	6/15/30	300	292
Aflac Inc.	3.625%	11/15/24	125	128
Aflac Inc.	3.250%	3/17/25	125	126
Aflac Inc.	2.875%	10/15/26	75	75
Aflac Inc.	3.600%	4/1/30	225	232
Aflac Inc.	4.000%	10/15/46	50	51
Aflac Inc.	4.750%	1/15/49	235	269
Air Lease Corp.	3.875%	7/3/23	100	101
Air Lease Corp.	4.250%	2/1/24	200	203
Air Lease Corp.	4.250%	9/15/24	75	76
Air Lease Corp.	2.300%	2/1/25	200	192
Air Lease Corp.	3.250%	3/1/25	150	148
Air Lease Corp.	3.375%	7/1/25	250	247
Air Lease Corp.	2.200%	1/15/27	200	185
Air Lease Corp.	3.625%	4/1/27	75	74
Air Lease Corp.	3.625%	12/1/27	200	195
Air Lease Corp.	2.100%	9/1/28	500	444
Air Lease Corp.	4.625%	10/1/28	100	102
Air Lease Corp.	3.250%	10/1/29	100	94
Air Lease Corp.	3.000%	2/1/30	225	207
Air Lease Corp.	3.125%	12/1/30	750	693
Air Lease Corp.	2.875%	1/15/32	200	179
Aircastle Ltd.	4.400%	9/25/23	125	125
Aircastle Ltd.	4.125%	5/1/24	400	399
Aircastle Ltd.	4.250%	6/15/26	100	99
Alleghany Corp.	3.625%	5/15/30	100	101
Alleghany Corp.	4.900%	9/15/44	100	110
Alleghany Corp.	3.250%	8/15/51	250	218
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	75	76
Allstate Corp.	3.150%	6/15/23	100	101
Allstate Corp.	1.450%	12/15/30	500	432
Allstate Corp.	5.550%	5/9/35	75	89
Allstate Corp.	4.500%	6/15/43	125	134
Allstate Corp.	4.200%	12/15/46	200	213
Allstate Corp.	3.850%	8/10/49	100	101
Allstate Corp.	5.750%	8/15/53	75	75
Allstate Corp.	6.500%	5/15/67	100	120
Ally Financial Inc.	1.450%	10/2/23	1,000	977
Ally Financial Inc.	3.875%	5/21/24	150	152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ally Financial Inc.	5.125%	9/30/24	135	141
	Ally Financial Inc.	2.200%	11/2/28	450	407
	Ally Financial Inc.	8.000%	11/1/31	400	502
	American Express Co.	3.700%	8/3/23	325	331
	American Express Co.	0.750%	11/3/23	525	512
	American Express Co.	3.400%	2/22/24	225	228
	American Express Co.	3.000%	10/30/24	200	201
	American Express Co.	3.625%	12/5/24	241	246
	American Express Co.	2.250%	3/4/25	200	196
	American Express Co.	4.200%	11/6/25	150	156
	American Express Co.	3.125%	5/20/26	250	251
	American Express Co.	1.650%	11/4/26	525	495
	American Express Co.	2.550%	3/4/27	200	194
[5]	American Express Co.	3.300%	5/3/27	350	352
	American Express Co.	4.050%	12/3/42	67	71
	American Financial Group Inc.	3.500%	8/15/26	50	50
	American Financial Group Inc.	5.250%	4/2/30	150	163
	American Financial Group Inc.	4.500%	6/15/47	110	112
	American International Group Inc.	4.125%	2/15/24	70	72
	American International Group Inc.	3.750%	7/10/25	85	86
	American International Group Inc.	3.900%	4/1/26	900	923
	American International Group Inc.	4.200%	4/1/28	200	208
	American International Group Inc.	4.250%	3/15/29	50	52
	American International Group Inc.	3.400%	6/30/30	240	240
	American International Group Inc.	3.875%	1/15/35	200	204
	American International Group Inc.	4.700%	7/10/35	75	80
	American International Group Inc.	6.250%	5/1/36	475	587
	American International Group Inc.	4.500%	7/16/44	500	541
	American International Group Inc.	4.750%	4/1/48	200	230
	American International Group Inc.	5.750%	4/1/48	125	125
	American International Group Inc.	4.375%	1/15/55	355	379
	Ameriprise Financial Inc.	4.000%	10/15/23	250	255
	Ameriprise Financial Inc.	3.700%	10/15/24	187	190
	Ameriprise Financial Inc.	3.000%	4/2/25	20	20
	Ameriprise Financial Inc.	2.875%	9/15/26	100	99
	Aon Corp.	8.205%	1/1/27	25	29
	Aon Corp.	4.500%	12/15/28	100	105
	Aon Corp.	3.750%	5/2/29	90	92
	Aon Corp.	2.800%	5/15/30	405	386
	Aon Corp.	6.250%	9/30/40	100	125
	Aon plc	3.500%	6/14/24	250	252
	Aon plc	3.875%	12/15/25	125	128
	Aon plc	4.600%	6/14/44	175	182
	Aon plc	4.750%	5/15/45	100	108
	Arch Capital Finance LLC	4.011%	12/15/26	100	103
	Arch Capital Finance LLC	5.031%	12/15/46	100	109
	Arch Capital Group Ltd.	7.350%	5/1/34	50	65
	Arch Capital Group Ltd.	3.635%	6/30/50	200	184
	Arch Capital Group US Inc.	5.144%	11/1/43	50	55
	Ares Capital Corp.	4.200%	6/10/24	200	202
	Ares Capital Corp.	4.250%	3/1/25	105	105
	Ares Capital Corp.	3.250%	7/15/25	115	112
	Ares Capital Corp.	2.150%	7/15/26	500	452
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	175	179
	Assurant Inc.	4.200%	9/27/23	100	102
	Assurant Inc.	4.900%	3/27/28	100	105
	Assurant Inc.	6.750%	2/15/34	9	11
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	49	51

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Athene Holding Ltd.	4.125%	1/12/28	200	201
Athene Holding Ltd.	6.150%	4/3/30	210	237
Athene Holding Ltd.	3.500%	1/15/31	500	478
Athene Holding Ltd.	3.950%	5/25/51	200	183
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	256
AXA SA	8.600%	12/15/30	225	298
AXIS Specialty Finance LLC	3.900%	7/15/29	50	50
AXIS Specialty Finance LLC	4.900%	1/15/40	50	49
AXIS Specialty Finance plc	4.000%	12/6/27	550	556
Banco Santander SA	3.848%	4/12/23	200	203
Banco Santander SA	5.179%	11/19/25	250	258
Banco Santander SA	1.849%	3/25/26	1,000	935
Banco Santander SA	4.250%	4/11/27	600	607
Banco Santander SA	3.800%	2/23/28	200	197
Banco Santander SA	4.379%	4/12/28	200	203
Banco Santander SA	2.958%	3/25/31	600	554
Bank of America Corp.	4.100%	7/24/23	300	307
Bank of America Corp.	0.523%	6/14/24	1,000	972
Bank of America Corp.	3.864%	7/23/24	125	127
Bank of America Corp.	4.200%	8/26/24	650	666
Bank of America Corp.	0.810%	10/24/24	500	484
Bank of America Corp.	4.000%	1/22/25	755	769
Bank of America Corp.	1.843%	2/4/25	675	660
Bank of America Corp.	3.950%	4/21/25	500	509
Bank of America Corp.	0.976%	4/22/25	500	479
Bank of America Corp.	3.093%	10/1/25	350	349
Bank of America Corp.	2.456%	10/22/25	300	295
Bank of America Corp.	1.530%	12/6/25	1,225	1,172
Bank of America Corp.	3.366%	1/23/26	300	300
Bank of America Corp.	2.015%	2/13/26	1,000	963
Bank of America Corp.	4.450%	3/3/26	475	491
Bank of America Corp.	3.384%	4/2/26	582	581
Bank of America Corp.	3.500%	4/19/26	320	324
Bank of America Corp.	1.319%	6/19/26	500	468
Bank of America Corp.	6.220%	9/15/26	1,154	1,265
Bank of America Corp.	4.250%	10/22/26	725	747
Bank of America Corp.	1.197%	10/24/26	500	463
Bank of America Corp.	3.559%	4/23/27	750	753
Bank of America Corp.	1.734%	7/22/27	500	465
Bank of America Corp.	3.248%	10/21/27	750	748
Bank of America Corp.	4.183%	11/25/27	560	571
Bank of America Corp.	3.824%	1/20/28	1,248	1,263
Bank of America Corp.	2.551%	2/4/28	675	646
Bank of America Corp.	3.705%	4/24/28	350	353
Bank of America Corp.	3.593%	7/21/28	800	802
Bank of America Corp.	3.419%	12/20/28	1,334	1,322
Bank of America Corp.	3.970%	3/5/29	225	229
Bank of America Corp.	2.087%	6/14/29	1,500	1,371
Bank of America Corp.	4.271%	7/23/29	575	594
Bank of America Corp.	3.974%	2/7/30	150	152
Bank of America Corp.	3.194%	7/23/30	1,125	1,089
Bank of America Corp.	2.884%	10/22/30	300	284
Bank of America Corp.	2.496%	2/13/31	750	688
Bank of America Corp.	2.592%	4/29/31	2,000	1,848
Bank of America Corp.	2.687%	4/22/32	500	460
Bank of America Corp.	2.572%	10/20/32	1,500	1,366
Bank of America Corp.	2.972%	2/4/33	925	868

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bank of America Corp.	6.110%	1/29/37	335	400
Bank of America Corp.	3.846%	3/8/37	490	469
Bank of America Corp.	4.244%	4/24/38	300	310
Bank of America Corp.	7.750%	5/14/38	340	474
Bank of America Corp.	4.078%	4/23/40	550	564
Bank of America Corp.	2.676%	6/19/41	1,000	848
Bank of America Corp.	5.875%	2/7/42	300	378
Bank of America Corp.	3.311%	4/22/42	500	463
Bank of America Corp.	5.000%	1/21/44	750	863
Bank of America Corp.	4.875%	4/1/44	300	338
Bank of America Corp.	4.750%	4/21/45	100	107
Bank of America Corp.	4.443%	1/20/48	100	108
Bank of America Corp.	4.330%	3/15/50	250	268
Bank of America Corp.	4.083%	3/20/51	1,500	1,549
Bank of America Corp.	2.831%	10/24/51	500	426
Bank of America Corp.	3.483%	3/13/52	500	474
Bank of America Corp.	2.972%	7/21/52	400	342
Bank of America NA	6.000%	10/15/36	250	306
Bank of Montreal	0.450%	12/8/23	500	482
Bank of Montreal	3.300%	2/5/24	300	304
Bank of Montreal	2.150%	3/8/24	200	198
Bank of Montreal	2.500%	6/28/24	200	199
Bank of Montreal	0.625%	7/9/24	200	190
Bank of Montreal	1.500%	1/10/25	200	192
Bank of Montreal	1.850%	5/1/25	457	440
Bank of Montreal	2.650%	3/28/27	200	193
Bank of Montreal	4.338%	10/5/28	100	102
Bank of Montreal	3.803%	12/15/32	500	495
Bank of New York Mellon Corp.	3.500%	4/28/23	225	228
Bank of New York Mellon Corp.	3.450%	8/11/23	125	127
Bank of New York Mellon Corp.	2.200%	8/16/23	225	225
Bank of New York Mellon Corp.	3.250%	9/11/24	150	152
Bank of New York Mellon Corp.	2.100%	10/24/24	225	222
Bank of New York Mellon Corp.	3.000%	2/24/25	547	550
Bank of New York Mellon Corp.	2.800%	5/4/26	576	578
Bank of New York Mellon Corp.	2.450%	8/17/26	408	402
Bank of New York Mellon Corp.	2.050%	1/26/27	120	116
Bank of New York Mellon Corp.	3.250%	5/16/27	150	152
Bank of New York Mellon Corp.	3.442%	2/7/28	150	152
Bank of New York Mellon Corp.	3.000%	10/30/28	200	195
Bank of New York Mellon Corp.	3.300%	8/23/29	100	100
Bank of New York Mellon Corp.	2.500%	1/26/32	80	75
Bank of Nova Scotia	3.400%	2/11/24	200	203
Bank of Nova Scotia	1.450%	1/10/25	200	192
Bank of Nova Scotia	2.200%	2/3/25	1,875	1,831
Bank of Nova Scotia	4.500%	12/16/25	300	310
Bank of Nova Scotia	2.700%	8/3/26	100	98
Bank of Nova Scotia	1.300%	9/15/26	500	460
Bank of Nova Scotia	1.950%	2/2/27	200	189
Bank of Nova Scotia	2.450%	2/2/32	200	184
Barclays plc	4.338%	5/16/24	1,000	1,016
Barclays plc	3.650%	3/16/25	350	351
Barclays plc	3.932%	5/7/25	200	202
Barclays plc	4.375%	1/12/26	300	307
Barclays plc	2.852%	5/7/26	300	292
Barclays plc	5.200%	5/12/26	610	636
Barclays plc	4.337%	1/10/28	200	203
Barclays plc	4.836%	5/9/28	400	409

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	4.972%	5/16/29	500	525
	Barclays plc	5.088%	6/20/30	345	358
	Barclays plc	2.645%	6/24/31	400	364
	Barclays plc	5.250%	8/17/45	250	278
	Barclays plc	4.950%	1/10/47	200	218
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	140	176
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	195	211
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	1,000	1,075
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	230	251
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	675	585
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	534	546
	Berkshire Hathaway Inc.	3.125%	3/15/26	725	733
	BGC Partners Inc.	3.750%	10/1/24	105	104
	BlackRock Inc.	3.200%	3/15/27	100	101
	BlackRock Inc.	3.250%	4/30/29	90	91
	BlackRock Inc.	2.400%	4/30/30	380	360
	BlackRock Inc.	2.100%	2/25/32	600	544
[5]	Blackstone Private Credit Fund	2.625%	12/15/26	300	269
[5]	Blackstone Private Credit Fund	3.250%	3/15/27	200	184
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	466
[5]	BNP Paribas SA	3.052%	1/13/31	50	47
[5]	BPCE SA	3.000%	5/22/22	250	251
	BPCE SA	4.000%	4/15/24	325	331
	BPCE SA	3.375%	12/2/26	250	249
	Brighthouse Financial Inc.	4.700%	6/22/47	173	168
	Brookfield Asset Management Inc.	4.000%	1/15/25	157	159
	Brookfield Finance Inc.	4.000%	4/1/24	175	178
	Brookfield Finance Inc.	4.250%	6/2/26	50	52
	Brookfield Finance Inc.	3.900%	1/25/28	125	126
	Brookfield Finance Inc.	4.850%	3/29/29	150	160
	Brookfield Finance Inc.	4.350%	4/15/30	205	213
	Brookfield Finance Inc.	4.700%	9/20/47	185	196
	Brookfield Finance LLC	3.450%	4/15/50	125	109
	Brown & Brown Inc.	4.200%	9/15/24	75	77
	Brown & Brown Inc.	4.500%	3/15/29	75	78
	Brown & Brown Inc.	2.375%	3/15/31	500	440
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	275	268
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	200	203
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	500	483
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	200	201
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	120	117
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	200	200
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	275	253
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	200	200
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	200	199
	Capital One Financial Corp.	3.500%	6/15/23	27	27
	Capital One Financial Corp.	3.900%	1/29/24	250	254
	Capital One Financial Corp.	3.750%	4/24/24	450	457
	Capital One Financial Corp.	3.300%	10/30/24	1,013	1,019
	Capital One Financial Corp.	4.200%	10/29/25	175	179
	Capital One Financial Corp.	2.636%	3/3/26	243	238
	Capital One Financial Corp.	3.750%	7/28/26	500	503
	Capital One Financial Corp.	3.750%	3/9/27	100	101
	Capital One Financial Corp.	3.650%	5/11/27	800	802
	Capital One Financial Corp.	3.800%	1/31/28	300	303
	Capital One Financial Corp.	3.273%	3/1/30	230	222
	Cboe Global Markets Inc.	3.650%	1/12/27	110	112
	Charles Schwab Corp.	3.225%	9/1/22	300	302

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charles Schwab Corp.	3.550%	2/1/24	400	407
Charles Schwab Corp.	3.625%	4/1/25	384	391
Charles Schwab Corp.	3.850%	5/21/25	25	26
Charles Schwab Corp.	0.900%	3/11/26	300	278
Charles Schwab Corp.	1.150%	5/13/26	500	466
Charles Schwab Corp.	3.200%	3/2/27	250	252
Charles Schwab Corp.	2.450%	3/3/27	245	238
Charles Schwab Corp.	3.300%	4/1/27	125	126
Charles Schwab Corp.	3.200%	1/25/28	100	100
Charles Schwab Corp.	4.000%	2/1/29	125	131
Charles Schwab Corp.	3.250%	5/22/29	100	100
Charles Schwab Corp.	2.750%	10/1/29	50	48
Charles Schwab Corp.	4.625%	3/22/30	50	54
Charles Schwab Corp.	2.300%	5/13/31	500	460
Chubb Corp.	6.000%	5/11/37	125	157
Chubb Corp.	6.500%	5/15/38	95	125
Chubb INA Holdings Inc.	3.350%	5/15/24	100	101
Chubb INA Holdings Inc.	3.150%	3/15/25	250	253
Chubb INA Holdings Inc.	3.350%	5/3/26	355	360
Chubb INA Holdings Inc.	6.700%	5/15/36	200	261
Chubb INA Holdings Inc.	4.150%	3/13/43	100	104
Chubb INA Holdings Inc.	4.350%	11/3/45	350	383
Chubb INA Holdings Inc.	2.850%	12/15/51	100	87
Chubb INA Holdings Inc.	3.050%	12/15/61	200	173
CI Financial Corp.	4.100%	6/15/51	350	307
Cincinnati Financial Corp.	6.920%	5/15/28	100	119
Cincinnati Financial Corp.	6.125%	11/1/34	75	92
Citigroup Inc.	3.500%	5/15/23	675	685
Citigroup Inc.	3.875%	10/25/23	738	754
Citigroup Inc.	4.000%	8/5/24	125	128
Citigroup Inc.	0.776%	10/30/24	500	483
Citigroup Inc.	3.875%	3/26/25	350	354
Citigroup Inc.	3.352%	4/24/25	1,500	1,504
Citigroup Inc.	0.981%	5/1/25	225	215
Citigroup Inc.	4.400%	6/10/25	1,796	1,848
Citigroup Inc.	5.500%	9/13/25	75	80
Citigroup Inc.	1.281%	11/3/25	300	285
Citigroup Inc.	3.700%	1/12/26	275	279
Citigroup Inc.	2.014%	1/25/26	300	289
Citigroup Inc.	4.600%	3/9/26	275	285
Citigroup Inc.	3.200%	10/21/26	1,025	1,017
Citigroup Inc.	4.300%	11/20/26	75	77
Citigroup Inc.	4.450%	9/29/27	1,150	1,186
Citigroup Inc.	3.887%	1/10/28	475	480
Citigroup Inc.	3.668%	7/24/28	900	901
Citigroup Inc.	4.125%	7/25/28	100	102
Citigroup Inc.	3.520%	10/27/28	580	576
Citigroup Inc.	3.980%	3/20/30	475	484
Citigroup Inc.	2.976%	11/5/30	300	285
Citigroup Inc.	2.666%	1/29/31	500	464
Citigroup Inc.	4.412%	3/31/31	750	781
Citigroup Inc.	2.572%	6/3/31	500	458
Citigroup Inc.	6.625%	6/15/32	100	121
Citigroup Inc.	2.520%	11/3/32	475	426
Citigroup Inc.	3.057%	1/25/33	230	215
Citigroup Inc.	6.125%	8/25/36	75	90
Citigroup Inc.	3.878%	1/24/39	225	226
Citigroup Inc.	8.125%	7/15/39	562	851

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	5.316%	3/26/41	1,000	1,166
	Citigroup Inc.	5.875%	1/30/42	100	124
	Citigroup Inc.	5.300%	5/6/44	375	427
	Citigroup Inc.	4.650%	7/30/45	200	221
	Citigroup Inc.	4.750%	5/18/46	375	402
	Citigroup Inc.	4.650%	7/23/48	450	509
	Citizens Financial Group Inc.	2.850%	7/27/26	175	172
	Citizens Financial Group Inc.	2.500%	2/6/30	200	185
	Citizens Financial Group Inc.	4.300%	2/11/31	357	336
	Citizens Financial Group Inc.	2.638%	9/30/32	125	110
	CME Group Inc.	2.650%	3/15/32	500	478
	CME Group Inc.	5.300%	9/15/43	200	245
	CNA Financial Corp.	3.950%	5/15/24	150	153
	CNA Financial Corp.	4.500%	3/1/26	125	130
	CNA Financial Corp.	3.450%	8/15/27	100	100
	CNA Financial Corp.	3.900%	5/1/29	100	102
	CNO Financial Group Inc.	5.250%	5/30/25	250	261
	Comerica Bank	4.000%	7/27/25	50	51
	Comerica Inc.	3.700%	7/31/23	200	203
	Cooperatieve Rabobank UA	4.625%	12/1/23	175	180
	Cooperatieve Rabobank UA	0.375%	1/12/24	250	240
	Cooperatieve Rabobank UA	1.375%	1/10/25	250	239
	Cooperatieve Rabobank UA	3.375%	5/21/25	666	670
	Cooperatieve Rabobank UA	4.375%	8/4/25	600	610
	Cooperatieve Rabobank UA	3.750%	7/21/26	475	472
	Cooperatieve Rabobank UA	5.250%	5/24/41	100	123
	Cooperatieve Rabobank UA	5.750%	12/1/43	250	304
	Cooperatieve Rabobank UA	5.250%	8/4/45	350	399
	Corebridge Financial Inc.	3.500%	4/4/25	500	500
[5]	Corebridge Financial Inc.	3.900%	4/5/32	500	499
	Credit Suisse AG	3.625%	9/9/24	575	582
	Credit Suisse AG	1.250%	8/7/26	250	229
	Credit Suisse Group AG	3.800%	6/9/23	825	833
	Credit Suisse Group AG	3.750%	3/26/25	250	249
	Credit Suisse Group AG	4.550%	4/17/26	456	464
	Credit Suisse Group AG	4.875%	5/15/45	875	908
	Deutsche Bank AG	0.962%	11/8/23	200	194
	Deutsche Bank AG	3.700%	5/30/24	548	550
	Deutsche Bank AG	4.100%	1/13/26	100	101
	Deutsche Bank AG	1.686%	3/19/26	500	469
	Deutsche Bank AG	2.311%	11/16/27	250	230
	Discover Bank	4.200%	8/8/23	300	305
	Discover Bank	2.450%	9/12/24	150	147
	Discover Bank	3.450%	7/27/26	309	308
	Discover Bank	4.650%	9/13/28	250	259
	Discover Bank	2.700%	2/6/30	100	92
	Discover Financial Services	3.950%	11/6/24	450	457
	Discover Financial Services	3.750%	3/4/25	183	185
	Discover Financial Services	4.500%	1/30/26	428	441
	Discover Financial Services	4.100%	2/9/27	250	255
	Eaton Vance Corp.	3.625%	6/15/23	50	51
	Eaton Vance Corp.	3.500%	4/6/27	100	100
	Enstar Group Ltd.	4.950%	6/1/29	395	410
	Equitable Holdings Inc.	3.900%	4/20/23	64	65
	Equitable Holdings Inc.	7.000%	4/1/28	75	87
	Equitable Holdings Inc.	4.350%	4/20/28	680	701
	Equitable Holdings Inc.	5.000%	4/20/48	350	379
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	109

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Everest Reinsurance Holdings Inc.	3.125%	10/15/52	500	416
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	52
Fairfax Financial Holdings Ltd.	4.625%	4/29/30	100	103
Fidelity National Financial Inc.	3.400%	6/15/30	100	96
Fidelity National Financial Inc.	2.450%	3/15/31	500	444
Fifth Third Bancorp	4.300%	1/16/24	275	281
Fifth Third Bancorp	3.650%	1/25/24	150	152
Fifth Third Bancorp	2.375%	1/28/25	349	341
Fifth Third Bancorp	2.550%	5/5/27	100	97
Fifth Third Bancorp	1.707%	11/1/27	200	186
Fifth Third Bancorp	3.950%	3/14/28	75	77
Fifth Third Bancorp	8.250%	3/1/38	200	295
Fifth Third Bank NA	3.950%	7/28/25	200	206
Fifth Third Bank NA	3.850%	3/15/26	200	203
Fifth Third Bank NA	2.250%	2/1/27	250	241
First American Financial Corp.	4.600%	11/15/24	100	103
First American Financial Corp.	2.400%	8/15/31	200	175
First Republic Bank	4.375%	8/1/46	75	77
First-Citizens Bank & Trust Co.	6.125%	3/9/28	75	83
Franklin Resources Inc.	2.950%	8/12/51	200	166
FS KKR Capital Corp.	4.625%	7/15/24	25	25
FS KKR Capital Corp.	4.125%	2/1/25	100	100
FS KKR Capital Corp.	3.400%	1/15/26	500	485
GATX Corp.	3.250%	3/30/25	125	124
GATX Corp.	3.250%	9/15/26	50	50
GATX Corp.	3.850%	3/30/27	175	178
GATX Corp.	3.500%	3/15/28	100	99
GATX Corp.	4.550%	11/7/28	150	158
GATX Corp.	4.700%	4/1/29	75	80
GATX Corp.	4.500%	3/30/45	50	51
GATX Corp.	3.100%	6/1/51	200	166
Globe Life Inc.	4.550%	9/15/28	80	84
Goldman Sachs Capital I	6.345%	2/15/34	225	265
Goldman Sachs Group Inc.	1.217%	12/6/23	550	537
Goldman Sachs Group Inc.	3.625%	2/20/24	300	304
Goldman Sachs Group Inc.	4.000%	3/3/24	475	485
Goldman Sachs Group Inc.	3.000%	3/15/24	446	446
Goldman Sachs Group Inc.	3.850%	7/8/24	586	596
Goldman Sachs Group Inc.	0.657%	9/10/24	200	194
Goldman Sachs Group Inc.	0.925%	10/21/24	800	775
Goldman Sachs Group Inc.	3.500%	1/23/25	1,332	1,345
Goldman Sachs Group Inc.	1.757%	1/24/25	300	293
Goldman Sachs Group Inc.	3.500%	4/1/25	50	50
Goldman Sachs Group Inc.	3.750%	5/22/25	825	838
Goldman Sachs Group Inc.	3.272%	9/29/25	550	550
Goldman Sachs Group Inc.	4.250%	10/21/25	200	205
Goldman Sachs Group Inc.	3.750%	2/25/26	200	203
Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,255
Goldman Sachs Group Inc.	1.093%	12/9/26	500	458
Goldman Sachs Group Inc.	5.950%	1/15/27	400	440
Goldman Sachs Group Inc.	3.850%	1/26/27	350	354
Goldman Sachs Group Inc.	1.542%	9/10/27	200	183
Goldman Sachs Group Inc.	1.948%	10/21/27	1,350	1,255
Goldman Sachs Group Inc.	2.640%	2/24/28	1,008	965
Goldman Sachs Group Inc.	3.615%	3/15/28	495	495
Goldman Sachs Group Inc.	3.691%	6/5/28	625	626
Goldman Sachs Group Inc.	3.814%	4/23/29	450	453
Goldman Sachs Group Inc.	4.223%	5/1/29	475	487

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Goldman Sachs Group Inc.	3.800%	3/15/30	1,250	1,259
Goldman Sachs Group Inc.	1.992%	1/27/32	1,550	1,342
Goldman Sachs Group Inc.	2.650%	10/21/32	800	727
Goldman Sachs Group Inc.	3.102%	2/24/33	300	283
Goldman Sachs Group Inc.	6.450%	5/1/36	50	61
Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,232
Goldman Sachs Group Inc.	4.017%	10/31/38	405	408
Goldman Sachs Group Inc.	4.411%	4/23/39	500	527
Goldman Sachs Group Inc.	6.250%	2/1/41	675	872
Goldman Sachs Group Inc.	3.210%	4/22/42	1,030	925
Goldman Sachs Group Inc.	3.436%	2/24/43	300	278
Goldman Sachs Group Inc.	4.800%	7/8/44	360	400
Goldman Sachs Group Inc.	5.150%	5/22/45	475	533
Goldman Sachs Group Inc.	4.750%	10/21/45	150	168
Hanover Insurance Group Inc.	4.500%	4/15/26	100	104
Hartford Financial Services Group Inc.	2.800%	8/19/29	350	333
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	59
Hartford Financial Services Group Inc.	6.100%	10/1/41	100	124
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	177
Hartford Financial Services Group Inc.	3.600%	8/19/49	125	117
Hartford Financial Services Group Inc.	2.900%	9/15/51	200	165
HSBC Bank USA NA	7.000%	1/15/39	250	341
HSBC Holdings plc	3.600%	5/25/23	200	202
HSBC Holdings plc	4.250%	3/14/24	250	254
HSBC Holdings plc	3.950%	5/18/24	1,300	1,313
HSBC Holdings plc	0.732%	8/17/24	500	484
HSBC Holdings plc	1.162%	11/22/24	725	700
HSBC Holdings plc	3.803%	3/11/25	1,075	1,081
HSBC Holdings plc	4.250%	8/18/25	150	152
HSBC Holdings plc	2.633%	11/7/25	200	195
HSBC Holdings plc	4.300%	3/8/26	1,100	1,130
HSBC Holdings plc	2.999%	3/10/26	300	294
HSBC Holdings plc	1.645%	4/18/26	1,000	943
HSBC Holdings plc	3.900%	5/25/26	450	455
HSBC Holdings plc	2.099%	6/4/26	1,700	1,616
HSBC Holdings plc	4.292%	9/12/26	500	507
HSBC Holdings plc	4.375%	11/23/26	350	357
HSBC Holdings plc	1.589%	5/24/27	500	457
HSBC Holdings plc	2.251%	11/22/27	725	675
HSBC Holdings plc	4.041%	3/13/28	400	402
HSBC Holdings plc	4.583%	6/19/29	400	413
HSBC Holdings plc	2.206%	8/17/29	500	450
HSBC Holdings plc	4.950%	3/31/30	550	588
HSBC Holdings plc	3.973%	5/22/30	570	571
HSBC Holdings plc	7.625%	5/17/32	100	127
HSBC Holdings plc	2.871%	11/22/32	725	660
HSBC Holdings plc	7.350%	11/27/32	100	125
HSBC Holdings plc	4.762%	3/29/33	300	308
HSBC Holdings plc	6.500%	5/2/36	600	728
HSBC Holdings plc	6.500%	9/15/37	50	61
HSBC Holdings plc	6.800%	6/1/38	200	250
HSBC Holdings plc	5.250%	3/14/44	750	826
HSBC USA Inc.	3.500%	6/23/24	150	152
Huntington Bancshares Inc.	2.550%	2/4/30	250	236
Huntington National Bank	3.550%	10/6/23	250	253
Huntington National Bank	4.270%	11/25/26	150	154
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ING Groep NV	4.100%	10/2/23	300	305
	ING Groep NV	3.550%	4/9/24	200	202
	ING Groep NV	3.869%	3/28/26	200	201
	ING Groep NV	3.950%	3/29/27	300	304
	ING Groep NV	4.017%	3/28/28	200	201
	ING Groep NV	4.550%	10/2/28	200	208
	ING Groep NV	4.050%	4/9/29	200	203
	Intercontinental Exchange Inc.	4.000%	10/15/23	150	153
	Intercontinental Exchange Inc.	3.750%	12/1/25	300	307
	Intercontinental Exchange Inc.	3.100%	9/15/27	150	149
	Intercontinental Exchange Inc.	3.750%	9/21/28	75	77
	Intercontinental Exchange Inc.	2.100%	6/15/30	750	687
	Intercontinental Exchange Inc.	2.650%	9/15/40	500	429
	Intercontinental Exchange Inc.	4.250%	9/21/48	175	190
	Intercontinental Exchange Inc.	3.000%	6/15/50	60	53
	Intercontinental Exchange Inc.	3.000%	9/15/60	300	255
	Invesco Finance plc	4.000%	1/30/24	450	458
	Invesco Finance plc	3.750%	1/15/26	170	173
	Invesco Finance plc	5.375%	11/30/43	75	85
[5]	Jackson Financial Inc.	3.125%	11/23/31	250	228
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	75	78
	Jefferies Financial Group Inc.	5.500%	10/18/23	150	153
	Jefferies Group LLC	6.250%	1/15/36	75	88
	Jefferies Group LLC	6.500%	1/20/43	75	90
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.850%	1/15/27	200	210
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	300	306
	JPMorgan Chase & Co.	3.375%	5/1/23	300	303
	JPMorgan Chase & Co.	2.700%	5/18/23	250	251
	JPMorgan Chase & Co.	3.875%	2/1/24	445	455
	JPMorgan Chase & Co.	3.559%	4/23/24	485	490
	JPMorgan Chase & Co.	3.625%	5/13/24	526	537
	JPMorgan Chase & Co.	1.514%	6/1/24	1,640	1,618
	JPMorgan Chase & Co.	3.797%	7/23/24	175	177
	JPMorgan Chase & Co.	3.875%	9/10/24	575	587
	JPMorgan Chase & Co.	0.653%	9/16/24	1,100	1,070
	JPMorgan Chase & Co.	4.023%	12/5/24	300	305
	JPMorgan Chase & Co.	3.125%	1/23/25	400	402
	JPMorgan Chase & Co.	0.563%	2/16/25	500	479
	JPMorgan Chase & Co.	3.220%	3/1/25	600	602
	JPMorgan Chase & Co.	0.824%	6/1/25	850	811
	JPMorgan Chase & Co.	0.969%	6/23/25	375	358
	JPMorgan Chase & Co.	3.900%	7/15/25	362	372
	JPMorgan Chase & Co.	2.301%	10/15/25	700	684
	JPMorgan Chase & Co.	1.561%	12/10/25	1,300	1,244
	JPMorgan Chase & Co.	3.300%	4/1/26	685	691
	JPMorgan Chase & Co.	2.083%	4/22/26	500	482
	JPMorgan Chase & Co.	3.200%	6/15/26	300	301
	JPMorgan Chase & Co.	2.950%	10/1/26	875	869
	JPMorgan Chase & Co.	4.125%	12/15/26	450	466
	JPMorgan Chase & Co.	3.960%	1/29/27	500	511
	JPMorgan Chase & Co.	1.578%	4/22/27	500	466
	JPMorgan Chase & Co.	1.470%	9/22/27	500	462
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	1,004
	JPMorgan Chase & Co.	3.782%	2/1/28	625	633
	JPMorgan Chase & Co.	3.540%	5/1/28	350	351
	JPMorgan Chase & Co.	3.509%	1/23/29	575	574

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
JPMorgan Chase & Co.	4.005%	4/23/29	300	306
JPMorgan Chase & Co.	2.069%	6/1/29	625	575
JPMorgan Chase & Co.	4.203%	7/23/29	250	258
JPMorgan Chase & Co.	4.452%	12/5/29	300	314
JPMorgan Chase & Co.	3.702%	5/6/30	300	302
JPMorgan Chase & Co.	2.739%	10/15/30	1,500	1,419
JPMorgan Chase & Co.	4.493%	3/24/31	1,050	1,114
JPMorgan Chase & Co.	2.522%	4/22/31	2,000	1,852
JPMorgan Chase & Co.	2.956%	5/13/31	500	469
JPMorgan Chase & Co.	1.764%	11/19/31	500	433
JPMorgan Chase & Co.	2.580%	4/22/32	500	459
JPMorgan Chase & Co.	2.963%	1/25/33	1,000	944
JPMorgan Chase & Co.	6.400%	5/15/38	450	588
JPMorgan Chase & Co.	3.882%	7/24/38	500	508
JPMorgan Chase & Co.	5.500%	10/15/40	650	781
JPMorgan Chase & Co.	3.109%	4/22/41	500	452
JPMorgan Chase & Co.	5.600%	7/15/41	275	334
JPMorgan Chase & Co.	5.400%	1/6/42	150	179
JPMorgan Chase & Co.	3.157%	4/22/42	450	408
JPMorgan Chase & Co.	5.625%	8/16/43	300	365
JPMorgan Chase & Co.	4.950%	6/1/45	100	114
JPMorgan Chase & Co.	4.260%	2/22/48	375	400
JPMorgan Chase & Co.	4.032%	7/24/48	500	517
JPMorgan Chase & Co.	3.964%	11/15/48	1,000	1,023
JPMorgan Chase & Co.	3.897%	1/23/49	400	405
JPMorgan Chase & Co.	3.109%	4/22/51	500	445
JPMorgan Chase & Co.	3.328%	4/22/52	745	689
Kemper Corp.	4.350%	2/15/25	40	41
KeyBank NA	3.300%	6/1/25	403	405
KeyCorp	4.150%	10/29/25	150	154
KeyCorp	4.100%	4/30/28	600	619
KeyCorp	2.550%	10/1/29	150	142
Lazard Group LLC	3.750%	2/13/25	50	51
Lazard Group LLC	3.625%	3/1/27	100	100
Lazard Group LLC	4.500%	9/19/28	100	103
Legg Mason Inc.	4.750%	3/15/26	100	105
Legg Mason Inc.	5.625%	1/15/44	120	142
Lincoln National Corp.	4.000%	9/1/23	50	51
Lincoln National Corp.	3.350%	3/9/25	13	13
Lincoln National Corp.	3.625%	12/12/26	75	76
Lincoln National Corp.	3.800%	3/1/28	100	101
Lincoln National Corp.	3.050%	1/15/30	350	336
Lincoln National Corp.	6.300%	10/9/37	75	91
Lincoln National Corp.	7.000%	6/15/40	160	210
Lloyds Banking Group plc	4.050%	8/16/23	900	916
Lloyds Banking Group plc	3.900%	3/12/24	200	203
Lloyds Banking Group plc	4.450%	5/8/25	200	205
Lloyds Banking Group plc	4.582%	12/10/25	700	714
Lloyds Banking Group plc	3.511%	3/18/26	200	199
Lloyds Banking Group plc	4.650%	3/24/26	575	588
Lloyds Banking Group plc	3.750%	1/11/27	436	437
Lloyds Banking Group plc	3.750%	3/18/28	200	199
Lloyds Banking Group plc	4.375%	3/22/28	250	255
Lloyds Banking Group plc	4.550%	8/16/28	200	206
Lloyds Banking Group plc	3.574%	11/7/28	200	196
Lloyds Banking Group plc	5.300%	12/1/45	450	494
Lloyds Banking Group plc	4.344%	1/9/48	275	269
Loews Corp.	2.625%	5/15/23	75	75

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Loews Corp.	6.000%	2/1/35	50	59
Loews Corp.	4.125%	5/15/43	350	350
M&T Bank Corp.	3.550%	7/26/23	200	202
Manufacturers & Traders Trust Co.	2.900%	2/6/25	160	159
Manulife Financial Corp.	4.150%	3/4/26	175	180
Manulife Financial Corp.	4.061%	2/24/32	190	189
Manulife Financial Corp.	5.375%	3/4/46	200	244
Markel Corp.	3.500%	11/1/27	50	50
Markel Corp.	3.350%	9/17/29	75	74
Markel Corp.	4.300%	11/1/47	50	51
Markel Corp.	5.000%	5/20/49	150	166
Markel Corp.	4.150%	9/17/50	200	200
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	100	102
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	101
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	102
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	710	649
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	250	277
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	106
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	200	208
Mercury General Corp.	4.400%	3/15/27	75	77
MetLife Inc.	3.600%	4/10/24	175	178
MetLife Inc.	3.000%	3/1/25	250	251
MetLife Inc.	3.600%	11/13/25	400	408
MetLife Inc.	4.550%	3/23/30	500	546
MetLife Inc.	6.500%	12/15/32	175	220
MetLife Inc.	6.375%	6/15/34	100	126
MetLife Inc.	5.875%	2/6/41	590	735
MetLife Inc.	4.125%	8/13/42	175	182
MetLife Inc.	4.875%	11/13/43	355	401
MetLife Inc.	4.721%	12/15/44	63	69
MetLife Inc.	6.400%	12/15/66	210	226
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	740	751
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	100	100
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	200	202
Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	200	199
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	250	254
Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	2,000	1,873
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	532
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	243
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	506
Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	400	368
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	248
Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	400	378
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	203
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	204
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	202
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	175	170
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	50	46
Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	500	443
Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	400	373
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	53
Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	200	197
Mizuho Financial Group Inc.	3.922%	9/11/24	200	202
Mizuho Financial Group Inc.	2.839%	7/16/25	375	370
Mizuho Financial Group Inc.	2.555%	9/13/25	100	98
Mizuho Financial Group Inc.	3.663%	2/28/27	250	251
Mizuho Financial Group Inc.	1.554%	7/9/27	200	184
Mizuho Financial Group Inc.	4.018%	3/5/28	325	330

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mizuho Financial Group Inc.	4.254%	9/11/29	400	411
Mizuho Financial Group Inc.	3.153%	7/16/30	500	481
Mizuho Financial Group Inc.	2.869%	9/13/30	100	94
Mizuho Financial Group Inc.	2.172%	5/22/32	500	438
Morgan Stanley	0.731%	4/5/24	525	514
Morgan Stanley	3.737%	4/24/24	750	757
Morgan Stanley	3.875%	4/29/24	545	556
Morgan Stanley	3.700%	10/23/24	650	662
Morgan Stanley	0.790%	5/30/25	200	190
Morgan Stanley	4.000%	7/23/25	330	338
Morgan Stanley	1.164%	10/21/25	700	665
Morgan Stanley	5.000%	11/24/25	650	685
Morgan Stanley	3.875%	1/27/26	225	229
Morgan Stanley	2.188%	4/28/26	1,000	967
Morgan Stanley	3.125%	7/27/26	700	694
Morgan Stanley	6.250%	8/9/26	1,796	1,998
Morgan Stanley	4.350%	9/8/26	966	997
Morgan Stanley	0.985%	12/10/26	500	460
Morgan Stanley	3.625%	1/20/27	250	252
Morgan Stanley	3.950%	4/23/27	325	331
Morgan Stanley	1.593%	5/4/27	525	488
Morgan Stanley	2.475%	1/21/28	500	477
Morgan Stanley	3.591%	7/22/28	935	939
Morgan Stanley	3.772%	1/24/29	575	580
Morgan Stanley	4.431%	1/23/30	550	576
Morgan Stanley	2.699%	1/22/31	1,750	1,637
Morgan Stanley	3.622%	4/1/31	600	598
Morgan Stanley	1.794%	2/13/32	500	431
Morgan Stanley	7.250%	4/1/32	150	194
Morgan Stanley	1.928%	4/28/32	200	173
Morgan Stanley	2.239%	7/21/32	500	443
Morgan Stanley	2.511%	10/20/32	600	543
Morgan Stanley	2.943%	1/21/33	500	469
Morgan Stanley	3.971%	7/22/38	375	378
Morgan Stanley	4.457%	4/22/39	250	269
Morgan Stanley	3.217%	4/22/42	325	299
Morgan Stanley	6.375%	7/24/42	600	803
Morgan Stanley	4.300%	1/27/45	650	684
Morgan Stanley	2.802%	1/25/52	940	786
Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	75	76
Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	65	68
Nasdaq Inc.	4.250%	6/1/24	125	129
Nasdaq Inc.	3.850%	6/30/26	100	102
Nasdaq Inc.	1.650%	1/15/31	250	213
Nasdaq Inc.	2.500%	12/21/40	200	161
Nasdaq Inc.	3.250%	4/28/50	35	30
Nasdaq Inc.	3.950%	3/7/52	200	194
National Australia Bank Ltd.	3.625%	6/20/23	250	254
National Australia Bank Ltd.	3.375%	1/14/26	100	101
National Australia Bank Ltd.	2.500%	7/12/26	200	195
Natwest Group plc	3.875%	9/12/23	600	606
Natwest Group plc	4.519%	6/25/24	300	305
Natwest Group plc	4.892%	5/18/29	1,000	1,039
Natwest Group plc	5.076%	1/27/30	200	213
Natwest Group plc	4.445%	5/8/30	700	718
NatWest Group plc	6.000%	12/19/23	60	62
NatWest Group plc	5.125%	5/28/24	300	308
Nomura Holdings Inc.	2.648%	1/16/25	170	166

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nomura Holdings Inc.	1.851%	7/16/25	300	283
Nomura Holdings Inc.	2.329%	1/22/27	200	187
Nomura Holdings Inc.	2.172%	7/14/28	200	180
Nomura Holdings Inc.	3.103%	1/16/30	400	377
Nomura Holdings Inc.	2.679%	7/16/30	250	227
Nomura Holdings Inc.	2.608%	7/14/31	200	180
Northern Trust Corp.	3.950%	10/30/25	150	154
Northern Trust Corp.	3.650%	8/3/28	100	103
Northern Trust Corp.	3.375%	5/8/32	50	49
Oaktree Specialty Lending Corp.	3.500%	2/25/25	40	39
Old Republic International Corp.	4.875%	10/1/24	121	125
Old Republic International Corp.	3.875%	8/26/26	100	101
Old Republic International Corp.	3.850%	6/11/51	200	186
ORIX Corp.	3.250%	12/4/24	75	75
ORIX Corp.	3.700%	7/18/27	200	201
Owl Rock Capital Corp.	5.250%	4/15/24	25	26
Owl Rock Capital Corp.	4.000%	3/30/25	47	46
Owl Rock Capital Corp.	3.750%	7/22/25	180	174
Owl Rock Capital Corp.	3.400%	7/15/26	244	230
Owl Rock Capital Corp.	2.625%	1/15/27	200	180
PartnerRe Finance B LLC	3.700%	7/2/29	95	95
People's United Bank NA	4.000%	7/15/24	100	101
PNC Bank NA	3.300%	10/30/24	706	713
PNC Bank NA	2.950%	2/23/25	293	293
PNC Bank NA	3.250%	6/1/25	169	171
PNC Bank NA	3.100%	10/25/27	250	250
PNC Bank NA	3.250%	1/22/28	150	150
PNC Bank NA	4.050%	7/26/28	250	257
PNC Bank NA	2.700%	10/22/29	150	143
PNC Financial Services Group Inc.	3.500%	1/23/24	100	102
PNC Financial Services Group Inc.	3.900%	4/29/24	125	128
PNC Financial Services Group Inc.	3.150%	5/19/27	450	451
PNC Financial Services Group Inc.	3.450%	4/23/29	500	509
PNC Financial Services Group Inc.	2.550%	1/22/30	425	406
Principal Financial Group Inc.	3.125%	5/15/23	100	101
Principal Financial Group Inc.	3.400%	5/15/25	128	128
Principal Financial Group Inc.	3.100%	11/15/26	100	99
Principal Financial Group Inc.	4.625%	9/15/42	50	53
Principal Financial Group Inc.	4.350%	5/15/43	150	155
Principal Financial Group Inc.	4.300%	11/15/46	195	205
Progressive Corp.	2.450%	1/15/27	150	147
Progressive Corp.	6.625%	3/1/29	125	150
Progressive Corp.	4.350%	4/25/44	50	53
Progressive Corp.	4.125%	4/15/47	290	308
Progressive Corp.	4.200%	3/15/48	115	123
Progressive Corp.	3.950%	3/26/50	180	187
Prospect Capital Corp.	5.875%	3/15/23	8	8
Prospect Capital Corp.	3.364%	11/15/26	200	183
Prudential Financial Inc.	3.878%	3/27/28	163	168
Prudential Financial Inc.	5.750%	7/15/33	100	116
Prudential Financial Inc.	5.700%	12/14/36	125	150
Prudential Financial Inc.	6.625%	12/1/37	65	84
Prudential Financial Inc.	3.000%	3/10/40	50	45
Prudential Financial Inc.	6.625%	6/21/40	65	84
Prudential Financial Inc.	5.625%	6/15/43	375	380
Prudential Financial Inc.	5.100%	8/15/43	50	54
Prudential Financial Inc.	5.200%	3/15/44	85	85
Prudential Financial Inc.	4.600%	5/15/44	525	569

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Prudential Financial Inc.	5.375%	5/15/45	250	251
Prudential Financial Inc.	3.905%	12/7/47	182	184
Prudential Financial Inc.	5.700%	9/15/48	250	256
Prudential Financial Inc.	3.935%	12/7/49	363	368
Prudential Financial Inc.	4.350%	2/25/50	210	228
Prudential Financial Inc.	3.700%	10/1/50	200	183
Prudential plc	3.125%	4/14/30	200	194
Raymond James Financial Inc.	4.650%	4/1/30	55	58
Raymond James Financial Inc.	4.950%	7/15/46	210	237
Raymond James Financial Inc.	3.750%	4/1/51	250	245
Regions Bank	6.450%	6/26/37	250	311
Regions Financial Corp.	2.250%	5/18/25	100	97
Reinsurance Group of America Inc.	4.700%	9/15/23	75	77
Reinsurance Group of America Inc.	3.900%	5/15/29	50	51
RenaissanceRe Finance Inc.	3.700%	4/1/25	10	10
RenaissanceRe Finance Inc.	3.450%	7/1/27	75	76
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	75	75
Royal Bank of Canada	1.600%	4/17/23	800	795
Royal Bank of Canada	3.700%	10/5/23	100	102
Royal Bank of Canada	0.425%	1/19/24	500	483
Royal Bank of Canada	2.550%	7/16/24	200	199
Royal Bank of Canada	2.250%	11/1/24	650	641
Royal Bank of Canada	1.600%	1/21/25	100	96
Royal Bank of Canada	4.650%	1/27/26	898	937
Royal Bank of Canada	1.200%	4/27/26	200	185
Royal Bank of Canada	1.400%	11/2/26	500	462
Royal Bank of Canada	2.050%	1/21/27	100	95
Royal Bank of Canada	2.300%	11/3/31	500	455
Santander Holdings USA Inc.	4.500%	7/17/25	1,125	1,151
Santander Holdings USA Inc.	3.244%	10/5/26	900	877
Santander Holdings USA Inc.	4.400%	7/13/27	250	254
Santander Holdings USA Inc.	2.490%	1/6/28	200	187
Santander UK Group Holdings plc	1.532%	8/21/26	600	553
Santander UK Group Holdings plc	1.673%	6/14/27	400	364
Santander UK Group Holdings plc	3.823%	11/3/28	200	197
Santander UK plc	4.000%	3/13/24	200	204
Santander UK plc	2.875%	6/18/24	200	199
Selective Insurance Group Inc.	5.375%	3/1/49	50	55
Sixth Street Specialty Lending Inc.	3.875%	11/1/24	50	50
State Street Corp.	3.100%	5/15/23	400	403
State Street Corp.	3.700%	11/20/23	83	85
State Street Corp.	3.776%	12/3/24	200	204
State Street Corp.	3.300%	12/16/24	227	230
State Street Corp.	3.550%	8/18/25	200	204
State Street Corp.	2.354%	11/1/25	125	123
State Street Corp.	2.650%	5/19/26	125	124
State Street Corp.	4.141%	12/3/29	200	209
State Street Corp.	2.400%	1/24/30	150	142
State Street Corp.	3.031%	11/1/34	125	120
Stifel Financial Corp.	4.250%	7/18/24	150	153
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	100	102
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	250	255
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	250	252
Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	200	203
Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	200	203
Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	950	913
Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	375	371
Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	320	311

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,500	1,410
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	200	183
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	152
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	121
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	172
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	200
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	701
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	298
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	101
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	500	448
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	475	457
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	150	144
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	370	348
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	200	171
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	200	161
	SVB Financial Group	3.500%	1/29/25	100	101
	SVB Financial Group	1.800%	10/28/26	200	186
	SVB Financial Group	2.100%	5/15/28	225	205
	SVB Financial Group	3.125%	6/5/30	50	48
	Swiss Re America Holding Corp.	7.000%	2/15/26	75	85
	Synchrony Financial	4.250%	8/15/24	250	254
	Synchrony Financial	4.500%	7/23/25	426	435
	Synchrony Financial	3.700%	8/4/26	125	124
	Synchrony Financial	3.950%	12/1/27	300	298
	Toronto-Dominion Bank	0.750%	6/12/23	1,500	1,472
	Toronto-Dominion Bank	3.250%	3/11/24	400	405
	Toronto-Dominion Bank	2.650%	6/12/24	500	500
	Toronto-Dominion Bank	1.250%	12/13/24	825	792
	Toronto-Dominion Bank	1.450%	1/10/25	200	192
	Toronto-Dominion Bank	1.150%	6/12/25	200	188
	Toronto-Dominion Bank	0.750%	1/6/26	200	184
	Toronto-Dominion Bank	1.250%	9/10/26	325	299
	Toronto-Dominion Bank	1.950%	1/12/27	200	190
	Toronto-Dominion Bank	2.000%	9/10/31	325	290
	Toronto-Dominion Bank	2.450%	1/12/32	100	92
	Travelers Cos. Inc.	6.250%	6/15/37	150	192
	Travelers Cos. Inc.	4.300%	8/25/45	150	159
	Travelers Cos. Inc.	4.000%	5/30/47	225	230
	Travelers Cos. Inc.	4.100%	3/4/49	200	209
	Travelers Cos. Inc.	2.550%	4/27/50	500	406
	Trinity Acquisition plc	4.400%	3/15/26	100	103
	Truist Bank	3.200%	4/1/24	500	506
	Truist Bank	3.689%	8/2/24	250	253
	Truist Bank	2.150%	12/6/24	250	246
	Truist Bank	3.625%	9/16/25	500	506
	Truist Bank	3.300%	5/15/26	200	201
	Truist Financial Corp.	3.750%	12/6/23	250	255
	Truist Financial Corp.	3.700%	6/5/25	175	178
	Truist Financial Corp.	1.200%	8/5/25	200	188
	Truist Financial Corp.	1.125%	8/3/27	500	449
	Truist Financial Corp.	3.875%	3/19/29	200	204
	Truist Financial Corp.	1.887%	6/7/29	500	454
	Truist Financial Corp.	1.950%	6/5/30	100	90
[5]	UBS Group AG	3.126%	8/13/30	50	48
	Unum Group	4.000%	3/15/24	125	127
	Unum Group	4.000%	6/15/29	80	81
	Unum Group	5.750%	8/15/42	75	80
	Unum Group	4.500%	12/15/49	100	92

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
US Bancorp	3.700%	1/30/24	150	153
US Bancorp	3.375%	2/5/24	500	507
US Bancorp	3.950%	11/17/25	25	26
US Bancorp	3.100%	4/27/26	300	300
US Bancorp	2.375%	7/22/26	249	243
US Bancorp	3.150%	4/27/27	275	277
US Bancorp	3.900%	4/26/28	75	78
US Bancorp	3.000%	7/30/29	240	235
US Bancorp	2.677%	1/27/33	90	86
US Bank NA	3.400%	7/24/23	250	253
US Bank NA	2.050%	1/21/25	175	171
US Bank NA	2.800%	1/27/25	625	624
Voya Financial Inc.	3.650%	6/15/26	250	252
Voya Financial Inc.	5.700%	7/15/43	75	89
Voya Financial Inc.	4.800%	6/15/46	40	44
Voya Financial Inc.	4.700%	1/23/48	100	93
Wachovia Corp.	6.605%	10/1/25	265	290
Wells Fargo & Co.	3.750%	1/24/24	200	204
Wells Fargo & Co.	1.654%	6/2/24	1,500	1,482
Wells Fargo & Co.	3.000%	2/19/25	425	425
Wells Fargo & Co.	2.406%	10/30/25	600	588
Wells Fargo & Co.	2.164%	2/11/26	500	484
Wells Fargo & Co.	3.000%	4/22/26	1,275	1,264
Wells Fargo & Co.	4.100%	6/3/26	725	744
Wells Fargo & Co.	3.000%	10/23/26	675	666
Wells Fargo & Co.	4.300%	7/22/27	475	494
Wells Fargo & Co.	3.584%	5/22/28	500	500
Wells Fargo & Co.	4.150%	1/24/29	200	208
Wells Fargo & Co.	2.879%	10/30/30	1,300	1,237
Wells Fargo & Co.	4.478%	4/4/31	1,250	1,323
Wells Fargo & Co.	3.068%	4/30/41	600	541
Wells Fargo & Co.	5.375%	11/2/43	1,000	1,156
Wells Fargo & Co.	5.606%	1/15/44	600	718
Wells Fargo & Co.	4.650%	11/4/44	325	347
Wells Fargo & Co.	3.900%	5/1/45	250	250
Wells Fargo & Co.	4.900%	11/17/45	250	277
Wells Fargo & Co.	4.400%	6/14/46	300	313
Wells Fargo & Co.	4.750%	12/7/46	350	382
Wells Fargo & Co.	5.013%	4/4/51	1,750	2,073
Wells Fargo Bank NA	5.950%	8/26/36	200	239
Wells Fargo Bank NA	5.850%	2/1/37	300	360
Wells Fargo Bank NA	6.600%	1/15/38	225	295
Westpac Banking Corp.	3.650%	5/15/23	75	76
Westpac Banking Corp.	3.300%	2/26/24	250	253
Westpac Banking Corp.	1.019%	11/18/24	275	263
Westpac Banking Corp.	2.350%	2/19/25	200	197
Westpac Banking Corp.	2.850%	5/13/26	200	198
Westpac Banking Corp.	1.150%	6/3/26	218	202
Westpac Banking Corp.	2.700%	8/19/26	175	172
Westpac Banking Corp.	3.350%	3/8/27	250	252
Westpac Banking Corp.	1.953%	11/20/28	275	253
Westpac Banking Corp.	2.650%	1/16/30	150	143
Westpac Banking Corp.	2.894%	2/4/30	425	410
Westpac Banking Corp.	4.322%	11/23/31	500	503
Westpac Banking Corp.	4.110%	7/24/34	25	25
Westpac Banking Corp.	2.668%	11/15/35	315	275
Westpac Banking Corp.	3.020%	11/18/36	500	443
Westpac Banking Corp.	4.421%	7/24/39	600	614

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Westpac Banking Corp.	2.963%	11/16/40	200	168
Willis North America Inc.	3.600%	5/15/24	125	126
Willis North America Inc.	4.500%	9/15/28	100	103
Willis North America Inc.	2.950%	9/15/29	440	414
Willis North America Inc.	5.050%	9/15/48	50	54
Willis North America Inc.	3.875%	9/15/49	90	82
XLIT Ltd.	4.450%	3/31/25	189	194
XLIT Ltd.	5.500%	3/31/45	100	118
Zions Bancorp NA	3.250%	10/29/29	250	241
				344,639
Health Care (3.0%)
Abbott Laboratories	3.750%	11/30/26	367	381
Abbott Laboratories	1.150%	1/30/28	100	91
Abbott Laboratories	1.400%	6/30/30	150	134
Abbott Laboratories	4.750%	11/30/36	375	437
Abbott Laboratories	5.300%	5/27/40	250	306
Abbott Laboratories	4.750%	4/15/43	175	203
Abbott Laboratories	4.900%	11/30/46	700	854
AbbVie Inc.	2.800%	3/15/23	100	100
AbbVie Inc.	2.850%	5/14/23	200	201
AbbVie Inc.	3.750%	11/14/23	250	255
AbbVie Inc.	3.850%	6/15/24	200	204
AbbVie Inc.	2.600%	11/21/24	750	745
AbbVie Inc.	3.800%	3/15/25	590	602
AbbVie Inc.	3.600%	5/14/25	911	925
AbbVie Inc.	3.200%	5/14/26	976	979
AbbVie Inc.	2.950%	11/21/26	740	734
AbbVie Inc.	4.250%	11/14/28	350	368
AbbVie Inc.	3.200%	11/21/29	1,130	1,117
AbbVie Inc.	4.550%	3/15/35	350	377
AbbVie Inc.	4.500%	5/14/35	495	532
AbbVie Inc.	4.300%	5/14/36	190	199
AbbVie Inc.	4.050%	11/21/39	825	851
AbbVie Inc.	4.625%	10/1/42	190	203
AbbVie Inc.	4.400%	11/6/42	501	531
AbbVie Inc.	4.850%	6/15/44	230	255
AbbVie Inc.	4.750%	3/15/45	200	218
AbbVie Inc.	4.700%	5/14/45	602	656
AbbVie Inc.	4.450%	5/14/46	455	484
AbbVie Inc.	4.875%	11/14/48	550	624
AbbVie Inc.	4.250%	11/21/49	1,025	1,070
Adventist Health System	2.952%	3/1/29	100	97
Adventist Health System	3.630%	3/1/49	100	96
Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	51
Advocate Health & Hospitals Corp.	2.211%	6/15/30	25	23
Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	109
Advocate Health & Hospitals Corp.	3.387%	10/15/49	75	71
Advocate Health & Hospitals Corp.	3.008%	6/15/50	75	66
Aetna Inc.	2.800%	6/15/23	125	126
Aetna Inc.	3.500%	11/15/24	125	126
Aetna Inc.	6.625%	6/15/36	130	164
Aetna Inc.	6.750%	12/15/37	100	128
Aetna Inc.	4.500%	5/15/42	75	78
Aetna Inc.	4.125%	11/15/42	75	74
Aetna Inc.	3.875%	8/15/47	300	292
Agilent Technologies Inc.	3.875%	7/15/23	100	101
Agilent Technologies Inc.	3.050%	9/22/26	75	74
Agilent Technologies Inc.	2.750%	9/15/29	100	95

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Agilent Technologies Inc.	2.100%	6/4/30	100	90
	AHS Hospital Corp.	5.024%	7/1/45	75	89
	AHS Hospital Corp.	2.780%	7/1/51	150	126
[2]	Allina Health System	3.887%	4/15/49	75	76
	AmerisourceBergen Corp.	3.400%	5/15/24	175	177
	AmerisourceBergen Corp.	3.250%	3/1/25	50	50
	AmerisourceBergen Corp.	3.450%	12/15/27	275	276
	AmerisourceBergen Corp.	2.700%	3/15/31	300	278
	AmerisourceBergen Corp.	4.300%	12/15/47	175	179
	Amgen Inc.	3.625%	5/22/24	500	509
	Amgen Inc.	1.900%	2/21/25	180	175
	Amgen Inc.	3.125%	5/1/25	175	176
	Amgen Inc.	2.600%	8/19/26	455	449
	Amgen Inc.	2.200%	2/21/27	150	144
	Amgen Inc.	1.650%	8/15/28	200	183
	Amgen Inc.	2.000%	1/15/32	450	400
	Amgen Inc.	3.350%	2/22/32	500	496
	Amgen Inc.	3.150%	2/21/40	575	525
	Amgen Inc.	2.800%	8/15/41	450	387
	Amgen Inc.	4.950%	10/1/41	240	267
	Amgen Inc.	5.150%	11/15/41	126	143
	Amgen Inc.	4.400%	5/1/45	450	474
	Amgen Inc.	3.375%	2/21/50	725	656
	Amgen Inc.	3.000%	1/15/52	1,306	1,108
	Amgen Inc.	4.200%	2/22/52	500	518
	Amgen Inc.	2.770%	9/1/53	172	138
	Anthem Inc.	3.500%	8/15/24	475	482
	Anthem Inc.	3.350%	12/1/24	160	161
	Anthem Inc.	2.375%	1/15/25	100	99
	Anthem Inc.	2.250%	5/15/30	530	487
	Anthem Inc.	2.550%	3/15/31	650	608
	Anthem Inc.	5.950%	12/15/34	1	1
	Anthem Inc.	5.850%	1/15/36	75	91
	Anthem Inc.	6.375%	6/15/37	50	64
	Anthem Inc.	4.625%	5/15/42	175	192
	Anthem Inc.	4.650%	1/15/43	775	853
	Anthem Inc.	5.100%	1/15/44	100	115
	Anthem Inc.	4.375%	12/1/47	300	323
	Anthem Inc.	4.550%	3/1/48	155	171
	Anthem Inc.	4.850%	8/15/54	30	33
	Ascension Health	2.532%	11/15/29	350	337
	Ascension Health	3.106%	11/15/39	100	93
	Ascension Health	3.945%	11/15/46	175	183
[2]	Ascension Health	4.847%	11/15/53	75	93
	Astrazeneca Finance LLC	0.700%	5/28/24	250	240
	Astrazeneca Finance LLC	1.200%	5/28/26	200	186
	Astrazeneca Finance LLC	1.750%	5/28/28	200	185
	Astrazeneca Finance LLC	2.250%	5/28/31	200	186
	AstraZeneca plc	0.300%	5/26/23	200	196
	AstraZeneca plc	3.500%	8/17/23	225	228
	AstraZeneca plc	3.375%	11/16/25	400	406
	AstraZeneca plc	0.700%	4/8/26	500	458
	AstraZeneca plc	3.125%	6/12/27	175	176
	AstraZeneca plc	4.000%	1/17/29	200	211
	AstraZeneca plc	1.375%	8/6/30	300	262
	AstraZeneca plc	6.450%	9/15/37	450	600
	AstraZeneca plc	4.000%	9/18/42	290	307
	AstraZeneca plc	4.375%	11/16/45	200	223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AstraZeneca plc	3.000%	5/28/51	335	310
	Banner Health	2.338%	1/1/30	125	116
	Banner Health	3.181%	1/1/50	75	68
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	250	230
	Baxalta Inc.	3.600%	6/23/22	15	15
	Baxalta Inc.	4.000%	6/23/25	97	99
	Baxalta Inc.	5.250%	6/23/45	73	84
[5]	Baxter International Inc.	0.868%	12/1/23	200	194
[5]	Baxter International Inc.	1.322%	11/29/24	200	191
[5]	Baxter International Inc.	1.915%	2/1/27	250	234
[5]	Baxter International Inc.	2.272%	12/1/28	250	232
	Baxter International Inc.	1.730%	4/1/31	300	260
[5]	Baxter International Inc.	2.539%	2/1/32	500	457
	Baxter International Inc.	3.500%	8/15/46	100	92
[5]	Baxter International Inc.	3.132%	12/1/51	200	172
	Baylor Scott & White Holdings	1.777%	11/15/30	100	88
	Baylor Scott & White Holdings	4.185%	11/15/45	100	106
	Baylor Scott & White Holdings	2.839%	11/15/50	350	295
	Becton Dickinson and Co.	3.734%	12/15/24	75	76
	Becton Dickinson and Co.	3.700%	6/6/27	375	381
	Becton Dickinson and Co.	1.957%	2/11/31	500	442
	Becton Dickinson and Co.	4.875%	5/15/44	26	28
	Becton Dickinson and Co.	4.685%	12/15/44	196	211
	Becton Dickinson and Co.	4.669%	6/6/47	300	328
	BHSH System Obligated Group	3.487%	7/15/49	75	71
	Biogen Inc.	4.050%	9/15/25	350	360
	Biogen Inc.	2.250%	5/1/30	600	538
	Biogen Inc.	3.150%	5/1/50	300	246
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	250	247
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	100	100
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	218
	Boston Scientific Corp.	3.450%	3/1/24	77	78
	Boston Scientific Corp.	1.900%	6/1/25	550	528
	Boston Scientific Corp.	2.650%	6/1/30	400	376
	Boston Scientific Corp.	6.750%	11/15/35	100	126
	Boston Scientific Corp.	4.550%	3/1/39	131	140
	Boston Scientific Corp.	7.375%	1/15/40	50	71
	Boston Scientific Corp.	4.700%	3/1/49	133	148
	Bristol-Myers Squibb Co.	0.537%	11/13/23	500	486
	Bristol-Myers Squibb Co.	2.900%	7/26/24	675	680
	Bristol-Myers Squibb Co.	3.200%	6/15/26	302	307
	Bristol-Myers Squibb Co.	1.125%	11/13/27	500	456
	Bristol-Myers Squibb Co.	3.450%	11/15/27	210	214
	Bristol-Myers Squibb Co.	3.900%	2/20/28	275	287
	Bristol-Myers Squibb Co.	3.400%	7/26/29	155	158
	Bristol-Myers Squibb Co.	1.450%	11/13/30	400	349
	Bristol-Myers Squibb Co.	2.950%	3/15/32	500	490
	Bristol-Myers Squibb Co.	4.125%	6/15/39	380	407
	Bristol-Myers Squibb Co.	3.550%	3/15/42	200	198
	Bristol-Myers Squibb Co.	3.250%	8/1/42	100	94
	Bristol-Myers Squibb Co.	4.625%	5/15/44	175	199
	Bristol-Myers Squibb Co.	4.350%	11/15/47	250	276
	Bristol-Myers Squibb Co.	4.550%	2/20/48	233	265
	Bristol-Myers Squibb Co.	4.250%	10/26/49	500	547
	Bristol-Myers Squibb Co.	2.550%	11/13/50	500	415
	Bristol-Myers Squibb Co.	3.700%	3/15/52	400	402
	Bristol-Myers Squibb Co.	3.900%	3/15/62	200	202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cardinal Health Inc.	3.079%	6/15/24	290	290
	Cardinal Health Inc.	3.750%	9/15/25	100	101
	Cardinal Health Inc.	4.600%	3/15/43	75	75
	Cardinal Health Inc.	4.500%	11/15/44	50	49
	Cardinal Health Inc.	4.900%	9/15/45	100	103
	Cardinal Health Inc.	4.368%	6/15/47	125	125
	Children's Health System of Texas	2.511%	8/15/50	100	79
	Children's Hospital Corp.	4.115%	1/1/47	75	82
	Children's Hospital Corp.	2.585%	2/1/50	50	42
	Children's Hospital Medical Center	4.268%	5/15/44	50	54
	CHRISTUS Health	4.341%	7/1/28	125	129
	Cigna Corp.	3.000%	7/15/23	700	704
	Cigna Corp.	3.500%	6/15/24	175	177
	Cigna Corp.	3.250%	4/15/25	250	251
	Cigna Corp.	4.125%	11/15/25	467	482
	Cigna Corp.	4.500%	2/25/26	390	408
	Cigna Corp.	3.400%	3/1/27	275	277
	Cigna Corp.	7.875%	5/15/27	41	49
	Cigna Corp.	4.375%	10/15/28	610	642
	Cigna Corp.	2.400%	3/15/30	765	708
	Cigna Corp.	2.375%	3/15/31	250	229
	Cigna Corp.	4.800%	8/15/38	415	456
	Cigna Corp.	3.200%	3/15/40	150	136
	Cigna Corp.	6.125%	11/15/41	92	115
	Cigna Corp.	4.800%	7/15/46	400	442
	Cigna Corp.	3.875%	10/15/47	170	165
	Cigna Corp.	4.900%	12/15/48	545	614
	Cigna Corp.	3.400%	3/15/50	375	339
	City of Hope	5.623%	11/15/43	75	91
	City of Hope	4.378%	8/15/48	100	108
	CommonSpirit Health	2.760%	10/1/24	100	99
	CommonSpirit Health	2.782%	10/1/30	500	462
[2]	CommonSpirit Health	4.350%	11/1/42	225	227
	CommonSpirit Health	3.817%	10/1/49	50	49
	CommonSpirit Health	4.187%	10/1/49	200	200
	Community Health Network Inc.	3.099%	5/1/50	250	213
	Cottage Health Obligated Group	3.304%	11/1/49	100	92
	CVS Health Corp.	3.375%	8/12/24	275	278
	CVS Health Corp.	3.875%	7/20/25	573	585
	CVS Health Corp.	2.875%	6/1/26	2,166	2,149
	CVS Health Corp.	3.000%	8/15/26	450	447
	CVS Health Corp.	1.300%	8/21/27	400	364
	CVS Health Corp.	4.300%	3/25/28	677	710
	CVS Health Corp.	3.250%	8/15/29	360	356
	CVS Health Corp.	1.750%	8/21/30	225	197
	CVS Health Corp.	1.875%	2/28/31	500	439
	CVS Health Corp.	2.125%	9/15/31	500	446
	CVS Health Corp.	4.875%	7/20/35	125	137
	CVS Health Corp.	4.780%	3/25/38	1,000	1,092
	CVS Health Corp.	6.125%	9/15/39	75	93
	CVS Health Corp.	4.125%	4/1/40	200	203
	CVS Health Corp.	2.700%	8/21/40	275	233
	CVS Health Corp.	5.300%	12/5/43	150	173
	CVS Health Corp.	5.125%	7/20/45	525	594
	CVS Health Corp.	5.050%	3/25/48	1,150	1,303
	CVS Health Corp.	4.250%	4/1/50	300	312
	Danaher Corp.	3.350%	9/15/25	100	101
	Danaher Corp.	4.375%	9/15/45	75	79

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Danaher Corp.	2.600%	10/1/50	500	413
	Dartmouth-Hitchcock Health	4.178%	8/1/48	100	104
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	150	145
	DH Europe Finance II Sarl	2.200%	11/15/24	250	245
	DH Europe Finance II Sarl	2.600%	11/15/29	150	143
	DH Europe Finance II Sarl	3.250%	11/15/39	175	167
	Dignity Health	3.812%	11/1/24	100	101
	Dignity Health	4.500%	11/1/42	100	103
	Dignity Health	5.267%	11/1/64	50	59
	Duke University Health System Inc.	3.920%	6/1/47	100	104
	Edwards Lifesciences Corp.	4.300%	6/15/28	100	104
	Eli Lilly & Co.	2.750%	6/1/25	71	71
	Eli Lilly & Co.	3.375%	3/15/29	92	95
	Eli Lilly & Co.	2.500%	9/15/60	250	202
	Gilead Sciences Inc.	2.500%	9/1/23	300	301
	Gilead Sciences Inc.	3.700%	4/1/24	470	478
	Gilead Sciences Inc.	3.650%	3/1/26	575	586
	Gilead Sciences Inc.	2.950%	3/1/27	525	520
	Gilead Sciences Inc.	4.600%	9/1/35	575	626
	Gilead Sciences Inc.	4.000%	9/1/36	350	358
	Gilead Sciences Inc.	5.650%	12/1/41	175	212
	Gilead Sciences Inc.	4.800%	4/1/44	400	440
	Gilead Sciences Inc.	4.750%	3/1/46	455	504
	Gilead Sciences Inc.	2.800%	10/1/50	475	390
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	225	228
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	604	617
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	392
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	102
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	733
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	106
	GlaxoSmithKline Capital plc	0.534%	10/1/23	500	487
	GlaxoSmithKline Capital plc	3.375%	6/1/29	25	25
	Hackensack Meridian Health Inc.	2.675%	9/1/41	250	213
	Hackensack Meridian Health Inc.	4.211%	7/1/48	125	134
	Hackensack Meridian Health Inc.	4.500%	7/1/57	50	56
[2]	Hartford HealthCare Corp.	3.447%	7/1/54	75	71
	HCA Inc.	4.750%	5/1/23	250	257
	HCA Inc.	5.000%	3/15/24	425	441
	HCA Inc.	5.250%	4/15/25	320	337
	HCA Inc.	5.250%	6/15/26	325	343
	HCA Inc.	4.500%	2/15/27	125	129
	HCA Inc.	4.125%	6/15/29	405	412
	HCA Inc.	2.375%	7/15/31	200	179
[5]	HCA Inc.	3.625%	3/15/32	250	245
	HCA Inc.	5.125%	6/15/39	200	216
[5]	HCA Inc.	4.375%	3/15/42	250	247
	HCA Inc.	5.500%	6/15/47	425	480
	HCA Inc.	5.250%	6/15/49	300	330
	HCA Inc.	3.500%	7/15/51	200	173
[5]	HCA Inc.	4.625%	3/15/52	500	507
	Humana Inc.	0.650%	8/3/23	300	293
	Humana Inc.	3.850%	10/1/24	326	332
	Humana Inc.	1.350%	2/3/27	200	182
	Humana Inc.	3.950%	3/15/27	150	153
	Humana Inc.	4.875%	4/1/30	135	146
	Humana Inc.	2.150%	2/3/32	200	176
	Humana Inc.	4.625%	12/1/42	110	117
	Humana Inc.	4.950%	10/1/44	270	305

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Humana Inc.	3.950%	8/15/49	40	40
	IHC Health Services Inc.	4.131%	5/15/48	100	113
	Illumina Inc.	2.550%	3/23/31	250	227
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	125	130
	Iowa Health System	3.665%	2/15/50	125	125
	Johns Hopkins Health System Corp.	3.837%	5/15/46	125	129
	Johnson & Johnson	3.375%	12/5/23	200	204
	Johnson & Johnson	2.625%	1/15/25	250	251
	Johnson & Johnson	2.450%	3/1/26	350	348
	Johnson & Johnson	2.950%	3/3/27	200	202
	Johnson & Johnson	0.950%	9/1/27	300	275
	Johnson & Johnson	2.900%	1/15/28	100	100
	Johnson & Johnson	1.300%	9/1/30	375	334
	Johnson & Johnson	4.950%	5/15/33	150	177
	Johnson & Johnson	4.375%	12/5/33	175	197
	Johnson & Johnson	3.550%	3/1/36	175	181
	Johnson & Johnson	3.625%	3/3/37	300	311
	Johnson & Johnson	5.950%	8/15/37	200	262
	Johnson & Johnson	2.100%	9/1/40	250	210
	Johnson & Johnson	4.500%	9/1/40	150	170
	Johnson & Johnson	4.850%	5/15/41	75	88
	Johnson & Johnson	4.500%	12/5/43	200	230
	Johnson & Johnson	3.750%	3/3/47	250	266
	Johnson & Johnson	2.250%	9/1/50	400	327
	Kaiser Foundation Hospitals	3.150%	5/1/27	100	100
	Kaiser Foundation Hospitals	2.810%	6/1/41	250	220
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	271
	Kaiser Foundation Hospitals	4.150%	5/1/47	150	162
	Kaiser Foundation Hospitals	3.266%	11/1/49	225	210
	Kaiser Foundation Hospitals	3.002%	6/1/51	250	220
	Koninklijke KPN NV	6.875%	3/11/38	100	131
	Koninklijke Philips NV	5.000%	3/15/42	150	166
	Laboratory Corp. of America Holdings	3.250%	9/1/24	150	151
	Laboratory Corp. of America Holdings	2.300%	12/1/24	100	98
	Laboratory Corp. of America Holdings	3.600%	2/1/25	200	202
	Laboratory Corp. of America Holdings	1.550%	6/1/26	200	186
	Laboratory Corp. of America Holdings	3.600%	9/1/27	100	101
	Laboratory Corp. of America Holdings	2.950%	12/1/29	125	120
	Laboratory Corp. of America Holdings	2.700%	6/1/31	200	186
	Laboratory Corp. of America Holdings	4.700%	2/1/45	195	208
	Mass General Brigham Inc.	3.192%	7/1/49	150	135
	Mass General Brigham Inc.	3.342%	7/1/60	250	227
	Mayo Clinic	3.774%	11/15/43	75	75
	Mayo Clinic	4.128%	11/15/52	50	54
	Mayo Clinic	3.196%	11/15/61	250	225
	McKesson Corp.	3.796%	3/15/24	200	203
	McKesson Corp.	0.900%	12/3/25	500	459
[2]	MedStar Health Inc.	3.626%	8/15/49	75	70
	Medtronic Inc.	3.500%	3/15/25	200	204
	Medtronic Inc.	4.375%	3/15/35	511	568
	Medtronic Inc.	4.625%	3/15/45	244	284
	Memorial Health Services	3.447%	11/1/49	150	142
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	100	87
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	160
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	25	27
	Merck & Co. Inc.	2.800%	5/18/23	325	328
	Merck & Co. Inc.	2.750%	2/10/25	740	742

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	1.700%	6/10/27	400	379
	Merck & Co. Inc.	3.400%	3/7/29	375	384
	Merck & Co. Inc.	1.450%	6/24/30	210	186
	Merck & Co. Inc.	2.150%	12/10/31	450	417
	Merck & Co. Inc.	6.500%	12/1/33	125	164
	Merck & Co. Inc.	3.900%	3/7/39	200	213
	Merck & Co. Inc.	3.600%	9/15/42	100	100
	Merck & Co. Inc.	4.150%	5/18/43	200	217
	Merck & Co. Inc.	3.700%	2/10/45	525	535
	Merck & Co. Inc.	4.000%	3/7/49	300	324
	Merck & Co. Inc.	2.750%	12/10/51	700	610
	Merck & Co. Inc.	2.900%	12/10/61	375	321
	Mercy Health	4.302%	7/1/28	25	26
	Methodist Hospital	2.705%	12/1/50	300	247
[2]	Montefiore Obligated Group	5.246%	11/1/48	150	149
	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	442
	MultiCare Health System	2.803%	8/15/50	250	206
	Mylan Inc.	4.200%	11/29/23	100	102
	Mylan Inc.	5.400%	11/29/43	100	99
	Mylan Inc.	5.200%	4/15/48	175	172
	New York and Presbyterian Hospital	4.024%	8/1/45	130	137
	New York and Presbyterian Hospital	4.063%	8/1/56	75	81
	New York and Presbyterian Hospital	2.606%	8/1/60	300	236
	New York and Presbyterian Hospital	3.954%	8/1/19	125	116
	Northwell Healthcare Inc.	3.979%	11/1/46	100	97
	Northwell Healthcare Inc.	4.260%	11/1/47	200	201
	Northwell Healthcare Inc.	3.809%	11/1/49	100	94
	Novant Health Inc.	2.637%	11/1/36	250	220
	Novartis Capital Corp.	3.400%	5/6/24	400	407
	Novartis Capital Corp.	1.750%	2/14/25	200	195
	Novartis Capital Corp.	2.000%	2/14/27	525	506
	Novartis Capital Corp.	3.100%	5/17/27	175	177
	Novartis Capital Corp.	2.200%	8/14/30	410	385
	Novartis Capital Corp.	3.700%	9/21/42	100	102
	Novartis Capital Corp.	4.400%	5/6/44	375	426
	Novartis Capital Corp.	4.000%	11/20/45	225	241
	Novartis Capital Corp.	2.750%	8/14/50	75	67
	NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery	2.667%	10/1/50	10	8
	NYU Langone Hospitals	4.784%	7/1/44	100	110
[2]	NYU Langone Hospitals	4.368%	7/1/47	110	112
	NYU Langone Hospitals	3.380%	7/1/55	200	177
[2]	OhioHealth Corp.	3.042%	11/15/50	100	88
	Orlando Health Obligated Group	4.089%	10/1/48	50	52
	PeaceHealth Obligated Group	4.787%	11/15/48	75	88
	PeaceHealth Obligated Group	3.218%	11/15/50	200	175
	PerkinElmer Inc.	0.850%	9/15/24	250	237
	PerkinElmer Inc.	1.900%	9/15/28	250	226
	PerkinElmer Inc.	3.300%	9/15/29	175	171
	PerkinElmer Inc.	3.625%	3/15/51	150	142
	Pfizer Inc.	3.200%	9/15/23	125	127
	Pfizer Inc.	2.950%	3/15/24	150	152
	Pfizer Inc.	2.750%	6/3/26	590	590
	Pfizer Inc.	3.600%	9/15/28	200	208
	Pfizer Inc.	3.450%	3/15/29	375	386
	Pfizer Inc.	2.625%	4/1/30	300	291
	Pfizer Inc.	1.700%	5/28/30	225	205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	1.750%	8/18/31	200	180
	Pfizer Inc.	4.000%	12/15/36	300	319
	Pfizer Inc.	4.100%	9/15/38	150	162
	Pfizer Inc.	3.900%	3/15/39	125	133
	Pfizer Inc.	7.200%	3/15/39	425	624
	Pfizer Inc.	2.550%	5/28/40	200	179
	Pfizer Inc.	4.300%	6/15/43	125	139
	Pfizer Inc.	4.400%	5/15/44	200	225
	Pfizer Inc.	4.125%	12/15/46	250	279
	Pfizer Inc.	4.200%	9/15/48	350	394
	Pfizer Inc.	4.000%	3/15/49	175	191
	Pfizer Inc.	2.700%	5/28/50	450	399
	Pharmacia LLC	6.600%	12/1/28	175	208
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	50	50
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	150	142
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	75	72
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	75	76
	Quest Diagnostics Inc.	4.250%	4/1/24	100	103
	Quest Diagnostics Inc.	3.500%	3/30/25	100	101
	Quest Diagnostics Inc.	3.450%	6/1/26	125	126
	Quest Diagnostics Inc.	4.200%	6/30/29	140	145
	Quest Diagnostics Inc.	2.950%	6/30/30	160	152
	Quest Diagnostics Inc.	2.800%	6/30/31	125	117
	Quest Diagnostics Inc.	5.750%	1/30/40	13	15
	Quest Diagnostics Inc.	4.700%	3/30/45	25	27
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	500	433
	Royalty Pharma plc	0.750%	9/2/23	300	292
	Royalty Pharma plc	1.200%	9/2/25	300	278
	Royalty Pharma plc	2.200%	9/2/30	300	263
	Royalty Pharma plc	3.550%	9/2/50	350	291
	Royalty Pharma plc	3.350%	9/2/51	250	201
	Rush Obligated Group	3.922%	11/15/29	75	77
	RWJ Barnabas Health Inc.	3.949%	7/1/46	100	102
	RWJ Barnabas Health Inc.	3.477%	7/1/49	25	24
	Sanofi	3.375%	6/19/23	225	228
	Sanofi	3.625%	6/19/28	225	234
	Seattle Children's Hospital	2.719%	10/1/50	200	165
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	569	571
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	575	576
	Smith & Nephew plc	2.032%	10/14/30	300	262
	SSM Health Care Corp.	3.688%	6/1/23	150	151
	SSM Health Care Corp.	3.823%	6/1/27	100	102
	Stanford Health Care	3.795%	11/15/48	125	126
	Stryker Corp.	3.375%	5/15/24	213	215
	Stryker Corp.	1.150%	6/15/25	100	94
	Stryker Corp.	3.375%	11/1/25	140	141
	Stryker Corp.	3.500%	3/15/26	183	185
	Stryker Corp.	3.650%	3/7/28	50	51
	Stryker Corp.	4.100%	4/1/43	75	76
	Stryker Corp.	4.375%	5/15/44	50	52
	Stryker Corp.	4.625%	3/15/46	175	195
	Sutter Health	1.321%	8/15/25	500	468
	Sutter Health	3.695%	8/15/28	75	76

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sutter Health	4.091%	8/15/48	75	76
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	200	205
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	405	440
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	500	450
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	400	358
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	610	535
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	175
	Texas Health Resources	2.328%	11/15/50	300	228
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	250	244
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	250	240
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	1,000	899
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	250	223
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	227
	Toledo Hospital	5.325%	11/15/28	50	53
	Toledo Hospital	6.015%	11/15/48	75	85
	Trinity Health Corp.	4.125%	12/1/45	85	88
	UnitedHealth Group Inc.	3.500%	6/15/23	100	102
	UnitedHealth Group Inc.	3.500%	2/15/24	100	102
	UnitedHealth Group Inc.	2.375%	8/15/24	300	299
	UnitedHealth Group Inc.	3.750%	7/15/25	950	977
	UnitedHealth Group Inc.	3.700%	12/15/25	75	77
	UnitedHealth Group Inc.	3.100%	3/15/26	225	227
	UnitedHealth Group Inc.	3.450%	1/15/27	175	180
	UnitedHealth Group Inc.	3.375%	4/15/27	350	356
	UnitedHealth Group Inc.	2.950%	10/15/27	150	150
	UnitedHealth Group Inc.	3.875%	12/15/28	150	157
	UnitedHealth Group Inc.	2.875%	8/15/29	150	148
	UnitedHealth Group Inc.	2.000%	5/15/30	755	697
	UnitedHealth Group Inc.	2.300%	5/15/31	650	610
	UnitedHealth Group Inc.	4.625%	7/15/35	175	196
	UnitedHealth Group Inc.	6.500%	6/15/37	50	66
	UnitedHealth Group Inc.	6.625%	11/15/37	125	167
	UnitedHealth Group Inc.	6.875%	2/15/38	245	341
	UnitedHealth Group Inc.	3.500%	8/15/39	240	239
	UnitedHealth Group Inc.	2.750%	5/15/40	200	179
	UnitedHealth Group Inc.	5.950%	2/15/41	60	77
	UnitedHealth Group Inc.	3.050%	5/15/41	300	280
	UnitedHealth Group Inc.	4.625%	11/15/41	110	124
	UnitedHealth Group Inc.	4.375%	3/15/42	50	54
	UnitedHealth Group Inc.	3.950%	10/15/42	175	181
	UnitedHealth Group Inc.	4.250%	3/15/43	125	135
	UnitedHealth Group Inc.	4.750%	7/15/45	305	354
	UnitedHealth Group Inc.	4.200%	1/15/47	210	228
	UnitedHealth Group Inc.	4.250%	4/15/47	290	316
	UnitedHealth Group Inc.	4.250%	6/15/48	300	329
	UnitedHealth Group Inc.	4.450%	12/15/48	150	169
	UnitedHealth Group Inc.	3.700%	8/15/49	310	316
	UnitedHealth Group Inc.	3.250%	5/15/51	750	709
	UnitedHealth Group Inc.	3.875%	8/15/59	420	435
	UnitedHealth Group Inc.	3.125%	5/15/60	250	224
[5]	Universal Health Services Inc.	2.650%	10/15/30	300	273
	UPMC	3.600%	4/3/25	125	126
	Utah Acquisition Sub Inc.	3.950%	6/15/26	889	883
	Utah Acquisition Sub Inc.	5.250%	6/15/46	225	222
	Viatris Inc.	1.650%	6/22/25	175	163
	Viatris Inc.	2.300%	6/22/27	175	159
	Viatris Inc.	2.700%	6/22/30	275	243
	Viatris Inc.	4.000%	6/22/50	250	211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WakeMed	3.286%	10/1/52	200	177
[2]	Willis-Knighton Medical Center	4.813%	9/1/48	50	57
	Wyeth LLC	7.250%	3/1/23	250	261
	Wyeth LLC	6.450%	2/1/24	300	321
	Wyeth LLC	6.500%	2/1/34	150	195
	Wyeth LLC	6.000%	2/15/36	85	107
	Wyeth LLC	5.950%	4/1/37	385	489
	Zeneca Wilmington Inc.	7.000%	11/15/23	25	27
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	200	192
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	250	248
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	200	182
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	58
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	150	151
	Zoetis Inc.	4.500%	11/13/25	100	105
	Zoetis Inc.	3.000%	9/12/27	150	149
	Zoetis Inc.	3.900%	8/20/28	100	103
	Zoetis Inc.	2.000%	5/15/30	150	135
	Zoetis Inc.	4.700%	2/1/43	175	196
	Zoetis Inc.	3.950%	9/12/47	150	154
	Zoetis Inc.	4.450%	8/20/48	75	83
					135,953
Industrials (2.2%)
	3M Co.	3.250%	2/14/24	100	101
	3M Co.	2.000%	2/14/25	150	147
	3M Co.	2.650%	4/15/25	100	99
	3M Co.	3.000%	8/7/25	100	100
	3M Co.	2.250%	9/19/26	150	146
	3M Co.	2.875%	10/15/27	125	124
	3M Co.	3.375%	3/1/29	150	153
	3M Co.	2.375%	8/26/29	360	342
	3M Co.	3.125%	9/19/46	75	68
	3M Co.	3.625%	10/15/47	100	99
	3M Co.	4.000%	9/14/48	250	265
	3M Co.	3.250%	8/26/49	300	281
	3M Co.	3.700%	4/15/50	125	126
	Allegion plc	3.500%	10/1/29	75	73
	Allegion US Holding Co. Inc.	3.550%	10/1/27	175	172
	American Airlines Class A Series 2021-1 Pass Through Trust	2.875%	1/11/36	250	224
[2]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	3/22/29	39	38
[2]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	7/15/29	111	106
[2]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	4/15/30	116	108
[2]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	8/15/30	38	37
[2]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	8/15/33	45	42
	Amphenol Corp.	3.200%	4/1/24	50	50
	Amphenol Corp.	2.050%	3/1/25	40	39
	Amphenol Corp.	4.350%	6/1/29	100	105
	Amphenol Corp.	2.800%	2/15/30	275	260
	Amphenol Corp.	2.200%	9/15/31	100	89
	Block Financial LLC	5.250%	10/1/25	100	105
	Block Financial LLC	3.875%	8/15/30	200	196
	BNSF Funding Trust I	6.613%	12/15/55	65	69
	Boeing Co.	2.800%	3/1/23	400	401

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boeing Co.	4.508%	5/1/23	625	636
Boeing Co.	1.875%	6/15/23	200	198
Boeing Co.	1.950%	2/1/24	500	490
Boeing Co.	1.433%	2/4/24	500	484
Boeing Co.	2.800%	3/1/24	75	75
Boeing Co.	2.850%	10/30/24	100	99
Boeing Co.	2.500%	3/1/25	145	142
Boeing Co.	4.875%	5/1/25	795	821
Boeing Co.	2.196%	2/4/26	1,200	1,135
Boeing Co.	3.100%	5/1/26	100	98
Boeing Co.	2.250%	6/15/26	50	47
Boeing Co.	2.700%	2/1/27	195	187
Boeing Co.	2.800%	3/1/27	50	48
Boeing Co.	5.040%	5/1/27	360	379
Boeing Co.	3.250%	3/1/28	100	96
Boeing Co.	3.450%	11/1/28	500	484
Boeing Co.	3.200%	3/1/29	200	191
Boeing Co.	2.950%	2/1/30	190	176
Boeing Co.	5.150%	5/1/30	945	1,006
Boeing Co.	3.625%	2/1/31	275	268
Boeing Co.	6.125%	2/15/33	75	85
Boeing Co.	3.600%	5/1/34	350	327
Boeing Co.	3.250%	2/1/35	190	170
Boeing Co.	6.625%	2/15/38	50	59
Boeing Co.	3.550%	3/1/38	50	44
Boeing Co.	3.500%	3/1/39	75	65
Boeing Co.	6.875%	3/15/39	100	124
Boeing Co.	5.875%	2/15/40	75	84
Boeing Co.	5.705%	5/1/40	740	829
Boeing Co.	3.375%	6/15/46	75	62
Boeing Co.	3.650%	3/1/47	150	128
Boeing Co.	3.625%	3/1/48	75	64
Boeing Co.	3.850%	11/1/48	60	53
Boeing Co.	3.900%	5/1/49	150	135
Boeing Co.	3.750%	2/1/50	150	134
Boeing Co.	5.805%	5/1/50	1,130	1,304
Boeing Co.	3.825%	3/1/59	200	167
Boeing Co.	3.950%	8/1/59	75	65
Boeing Co.	5.930%	5/1/60	735	851
Burlington Northern Santa Fe LLC	3.850%	9/1/23	75	76
Burlington Northern Santa Fe LLC	3.750%	4/1/24	200	204
Burlington Northern Santa Fe LLC	3.400%	9/1/24	150	153
Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	101
Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	77
Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	228
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	160
Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	146
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	302
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	271
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	217
Burlington Northern Santa Fe LLC	4.450%	3/15/43	175	192
Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	148
Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	115
Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	166
Burlington Northern Santa Fe LLC	4.150%	4/1/45	125	132
Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	85
Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	155
Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	375	398
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	216
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	400	397
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	200	182
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	200	177
	Canadian National Railway Co.	2.950%	11/21/24	233	233
	Canadian National Railway Co.	6.250%	8/1/34	75	95
	Canadian National Railway Co.	6.200%	6/1/36	75	94
	Canadian National Railway Co.	6.375%	11/15/37	100	128
	Canadian National Railway Co.	2.450%	5/1/50	425	347
	Canadian Pacific Railway Co.	2.050%	3/5/30	200	183
	Canadian Pacific Railway Co.	7.125%	10/15/31	100	127
	Canadian Pacific Railway Co.	2.450%	12/2/31	250	232
	Canadian Pacific Railway Co.	5.950%	5/15/37	450	554
	Canadian Pacific Railway Co.	3.000%	12/2/41	500	451
	Canadian Pacific Railway Co.	3.100%	12/2/51	500	445
	Canadian Pacific Railway Co.	6.125%	9/15/15	120	154
	Carrier Global Corp.	2.242%	2/15/25	400	389
	Carrier Global Corp.	2.493%	2/15/27	250	239
	Carrier Global Corp.	2.722%	2/15/30	600	564
	Carrier Global Corp.	2.700%	2/15/31	85	79
	Carrier Global Corp.	3.377%	4/5/40	300	273
	Carrier Global Corp.	3.577%	4/5/50	400	366
	Caterpillar Financial Services Corp.	3.450%	5/15/23	200	203
	Caterpillar Financial Services Corp.	0.650%	7/7/23	250	245
	Caterpillar Financial Services Corp.	3.650%	12/7/23	70	71
	Caterpillar Financial Services Corp.	0.950%	1/10/24	200	195
	Caterpillar Financial Services Corp.	2.850%	5/17/24	125	126
	Caterpillar Financial Services Corp.	3.300%	6/9/24	250	254
	Caterpillar Financial Services Corp.	0.600%	9/13/24	200	191
	Caterpillar Financial Services Corp.	2.150%	11/8/24	300	297
	Caterpillar Financial Services Corp.	3.250%	12/1/24	477	484
	Caterpillar Financial Services Corp.	1.450%	5/15/25	100	96
	Caterpillar Financial Services Corp.	0.800%	11/13/25	500	465
	Caterpillar Financial Services Corp.	0.900%	3/2/26	500	465
	Caterpillar Financial Services Corp.	2.400%	8/9/26	100	98
	Caterpillar Financial Services Corp.	1.150%	9/14/26	200	186
	Caterpillar Financial Services Corp.	1.700%	1/8/27	200	189
	Caterpillar Inc.	3.400%	5/15/24	150	152
	Caterpillar Inc.	2.600%	9/19/29	200	194
	Caterpillar Inc.	2.600%	4/9/30	120	117
	Caterpillar Inc.	6.050%	8/15/36	100	127
	Caterpillar Inc.	5.200%	5/27/41	150	182
	Caterpillar Inc.	3.803%	8/15/42	243	252
	Caterpillar Inc.	3.250%	9/19/49	200	194
	Caterpillar Inc.	3.250%	4/9/50	200	194
	Caterpillar Inc.	4.750%	5/15/64	100	123
	Cintas Corp. No. 2	3.700%	4/1/27	175	179
	CNH Industrial Capital LLC	1.950%	7/2/23	75	74
	CNH Industrial Capital LLC	4.200%	1/15/24	675	690
	CNH Industrial Capital LLC	1.450%	7/15/26	200	184
	CNH Industrial NV	3.850%	11/15/27	100	101
[2]	Continental Airlines Class A Series 2007-1 Pass Through Trust	5.983%	10/19/23	11	11
[2]	Continental Airlines Class A Series 2012-2 Pass Through Trust	4.000%	4/29/26	30	30
	Crane Co.	4.450%	12/15/23	50	51
	Crane Co.	4.200%	3/15/48	125	127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSX Corp.	3.400%	8/1/24	62	63
	CSX Corp.	3.350%	11/1/25	150	151
	CSX Corp.	3.250%	6/1/27	150	151
	CSX Corp.	3.800%	3/1/28	350	360
	CSX Corp.	4.250%	3/15/29	200	212
	CSX Corp.	2.400%	2/15/30	172	162
	CSX Corp.	6.220%	4/30/40	152	196
	CSX Corp.	5.500%	4/15/41	225	269
	CSX Corp.	4.750%	5/30/42	210	232
	CSX Corp.	4.100%	3/15/44	150	153
	CSX Corp.	4.300%	3/1/48	250	267
	CSX Corp.	4.500%	3/15/49	225	247
	CSX Corp.	3.350%	9/15/49	265	247
	CSX Corp.	4.500%	8/1/54	25	28
	CSX Corp.	4.250%	11/1/66	150	155
	CSX Corp.	4.650%	3/1/68	75	83
	Cummins Inc.	0.750%	9/1/25	400	372
	Cummins Inc.	1.500%	9/1/30	300	260
	Cummins Inc.	2.600%	9/1/50	200	161
	Deere & Co.	2.750%	4/15/25	100	100
	Deere & Co.	5.375%	10/16/29	125	144
	Deere & Co.	7.125%	3/3/31	100	130
	Deere & Co.	3.900%	6/9/42	250	266
	Deere & Co.	2.875%	9/7/49	200	183
	Deere & Co.	3.750%	4/15/50	175	186
	Delta Air Lines Class AA Series 2019-1 Pass Through Trust	3.204%	10/25/25	75	75
[2]	Delta Air Lines Class AA Series 2020-1 Pass Through Trust	2.000%	12/10/29	137	125
[5]	Delta Air Lines Inc.	7.000%	5/1/25	293	314
[2,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	200	202
	Dover Corp.	3.150%	11/15/25	200	200
	Dover Corp.	2.950%	11/4/29	75	73
	Eaton Corp.	4.150%	11/2/42	150	156
	Emerson Electric Co.	2.000%	12/21/28	200	186
	Emerson Electric Co.	1.950%	10/15/30	100	91
	Emerson Electric Co.	2.200%	12/21/31	200	185
	Emerson Electric Co.	2.750%	10/15/50	150	127
	Emerson Electric Co.	2.800%	12/21/51	200	172
	FedEx Corp.	3.250%	4/1/26	100	101
	FedEx Corp.	3.100%	8/5/29	200	197
	FedEx Corp.	4.250%	5/15/30	100	105
	FedEx Corp.	3.900%	2/1/35	200	199
	FedEx Corp.	3.875%	8/1/42	125	120
	FedEx Corp.	4.100%	4/15/43	75	74
	FedEx Corp.	5.100%	1/15/44	250	279
	FedEx Corp.	4.100%	2/1/45	125	122
	FedEx Corp.	4.750%	11/15/45	250	266
	FedEx Corp.	4.550%	4/1/46	225	236
	FedEx Corp.	4.400%	1/15/47	125	129
	FedEx Corp.	4.050%	2/15/48	200	197
	FedEx Corp.	4.950%	10/17/48	250	278
	FedEx Corp.	5.250%	5/15/50	250	290
	FedEx Corp.	4.500%	2/1/65	60	61
[2]	FedEx Corp. Class AA Series 2020-1 Pass Through Trust	1.875%	8/20/35	460	417
	Fortive Corp.	3.150%	6/15/26	150	150
	Fortive Corp.	4.300%	6/15/46	100	105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GE Capital Funding LLC	3.450%	5/15/25	445	446
	GE Capital Funding LLC	4.550%	5/15/32	200	215
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	1,670	1,801
	General Dynamics Corp.	3.375%	5/15/23	200	202
	General Dynamics Corp.	1.875%	8/15/23	300	298
	General Dynamics Corp.	2.375%	11/15/24	320	318
	General Dynamics Corp.	3.250%	4/1/25	150	152
	General Dynamics Corp.	3.500%	5/15/25	200	204
	General Dynamics Corp.	3.500%	4/1/27	100	102
	General Dynamics Corp.	2.625%	11/15/27	200	195
	General Dynamics Corp.	3.750%	5/15/28	200	206
	General Dynamics Corp.	3.625%	4/1/30	200	206
	General Dynamics Corp.	4.250%	4/1/40	150	163
	General Dynamics Corp.	3.600%	11/15/42	100	100
	General Electric Co.	3.150%	9/7/22	91	92
	General Electric Co.	6.750%	3/15/32	705	888
	General Electric Co.	5.875%	1/14/38	560	673
[5]	GXO Logistics Inc.	2.650%	7/15/31	250	217
	Honeywell International Inc.	2.300%	8/15/24	425	423
	Honeywell International Inc.	1.350%	6/1/25	275	264
	Honeywell International Inc.	2.500%	11/1/26	50	49
	Honeywell International Inc.	1.100%	3/1/27	250	230
	Honeywell International Inc.	2.700%	8/15/29	100	98
	Honeywell International Inc.	1.950%	6/1/30	1,000	923
	Honeywell International Inc.	1.750%	9/1/31	250	224
	Honeywell International Inc.	5.700%	3/15/37	200	249
	Honeywell International Inc.	5.375%	3/1/41	150	186
	Hubbell Inc.	3.350%	3/1/26	75	75
	Hubbell Inc.	3.150%	8/15/27	50	50
	Hubbell Inc.	3.500%	2/15/28	175	175
[5]	Huntington Ingalls Industries Inc.	0.670%	8/16/23	200	194
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	100	101
[5]	Huntington Ingalls Industries Inc.	2.043%	8/16/28	200	181
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	200	207
	IDEX Corp.	3.000%	5/1/30	75	70
	Illinois Tool Works Inc.	3.500%	3/1/24	200	203
	Illinois Tool Works Inc.	2.650%	11/15/26	300	297
	Illinois Tool Works Inc.	4.875%	9/15/41	75	87
	Illinois Tool Works Inc.	3.900%	9/1/42	250	256
	JB Hunt Transport Services Inc.	3.875%	3/1/26	200	204
[2]	JetBlue Class A Series 2020-1 Pass Through Trust	4.000%	5/15/34	140	139
[2]	JetBlue Class AA Series 2019-1 Pass Through Trust	2.750%	11/15/33	137	127
	John Deere Capital Corp.	3.450%	6/7/23	200	202
	John Deere Capital Corp.	0.700%	7/5/23	100	98
	John Deere Capital Corp.	3.650%	10/12/23	50	51
	John Deere Capital Corp.	0.900%	1/10/24	300	292
	John Deere Capital Corp.	2.600%	3/7/24	75	75
	John Deere Capital Corp.	2.650%	6/24/24	75	75
	John Deere Capital Corp.	0.625%	9/10/24	200	191
	John Deere Capital Corp.	2.050%	1/9/25	350	344
	John Deere Capital Corp.	1.250%	1/10/25	500	481
	John Deere Capital Corp.	3.450%	3/13/25	300	305
	John Deere Capital Corp.	3.400%	9/11/25	75	76
	John Deere Capital Corp.	0.700%	1/15/26	300	278
	John Deere Capital Corp.	2.650%	6/10/26	100	99

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
John Deere Capital Corp.	1.050%	6/17/26	200	186
John Deere Capital Corp.	2.250%	9/14/26	125	122
John Deere Capital Corp.	2.800%	9/8/27	150	149
John Deere Capital Corp.	3.050%	1/6/28	100	100
John Deere Capital Corp.	3.450%	3/7/29	50	51
John Deere Capital Corp.	2.800%	7/18/29	150	148
John Deere Capital Corp.	2.450%	1/9/30	325	311
Johnson Controls International plc	3.625%	7/2/24	126	128
Johnson Controls International plc	3.900%	2/14/26	37	38
Johnson Controls International plc	6.000%	1/15/36	39	48
Johnson Controls International plc	4.625%	7/2/44	175	188
Johnson Controls International plc	5.125%	9/14/45	14	16
Johnson Controls International plc	4.500%	2/15/47	100	105
Johnson Controls International plc	4.950%	7/2/64	72	76
Johnson Controls International plc / Tyco Fire & Security Finance SCA	2.000%	9/16/31	200	176
Kansas City Southern	3.000%	5/15/23	250	251
Kansas City Southern	2.875%	11/15/29	100	96
Kansas City Southern	4.300%	5/15/43	75	76
Kansas City Southern	4.950%	8/15/45	125	139
Kansas City Southern	4.700%	5/1/48	225	249
Kansas City Southern	3.500%	5/1/50	100	93
Kennametal Inc.	4.625%	6/15/28	120	125
Keysight Technologies Inc.	4.550%	10/30/24	195	201
Keysight Technologies Inc.	4.600%	4/6/27	125	131
Keysight Technologies Inc.	3.000%	10/30/29	100	95
Kirby Corp.	4.200%	3/1/28	300	298
L3Harris Technologies Inc.	3.850%	6/15/23	600	608
L3Harris Technologies Inc.	3.950%	5/28/24	103	105
L3Harris Technologies Inc.	3.832%	4/27/25	200	203
L3Harris Technologies Inc.	3.850%	12/15/26	50	51
L3Harris Technologies Inc.	4.400%	6/15/28	175	182
L3Harris Technologies Inc.	4.854%	4/27/35	100	109
L3Harris Technologies Inc.	5.054%	4/27/45	100	114
Legrand France SA	8.500%	2/15/25	68	78
Lennox International Inc.	3.000%	11/15/23	100	100
Lennox International Inc.	1.700%	8/1/27	50	46
Lockheed Martin Corp.	3.550%	1/15/26	380	389
Lockheed Martin Corp.	3.600%	3/1/35	150	151
Lockheed Martin Corp.	4.500%	5/15/36	100	110
Lockheed Martin Corp.	6.150%	9/1/36	300	381
Lockheed Martin Corp.	4.070%	12/15/42	270	287
Lockheed Martin Corp.	3.800%	3/1/45	100	102
Lockheed Martin Corp.	4.700%	5/15/46	275	318
Lockheed Martin Corp.	2.800%	6/15/50	175	154
Lockheed Martin Corp.	4.090%	9/15/52	331	363
Norfolk Southern Corp.	3.850%	1/15/24	75	76
Norfolk Southern Corp.	3.650%	8/1/25	50	51
Norfolk Southern Corp.	2.900%	6/15/26	310	307
Norfolk Southern Corp.	7.800%	5/15/27	60	72
Norfolk Southern Corp.	3.150%	6/1/27	125	124
Norfolk Southern Corp.	3.800%	8/1/28	113	116
Norfolk Southern Corp.	2.550%	11/1/29	200	192
Norfolk Southern Corp.	3.000%	3/15/32	200	195
Norfolk Southern Corp.	4.837%	10/1/41	113	128
Norfolk Southern Corp.	4.450%	6/15/45	75	81
Norfolk Southern Corp.	4.650%	1/15/46	75	84
Norfolk Southern Corp.	4.150%	2/28/48	25	26

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Norfolk Southern Corp.	4.100%	5/15/49	73	77
Norfolk Southern Corp.	3.400%	11/1/49	75	70
Norfolk Southern Corp.	3.050%	5/15/50	350	312
Norfolk Southern Corp.	4.050%	8/15/52	239	249
Norfolk Southern Corp.	3.155%	5/15/55	438	391
Norfolk Southern Corp.	4.100%	5/15/21	100	94
Northrop Grumman Corp.	3.250%	8/1/23	150	152
Northrop Grumman Corp.	2.930%	1/15/25	275	275
Northrop Grumman Corp.	3.200%	2/1/27	150	150
Northrop Grumman Corp.	3.250%	1/15/28	100	100
Northrop Grumman Corp.	4.400%	5/1/30	290	311
Northrop Grumman Corp.	5.150%	5/1/40	465	542
Northrop Grumman Corp.	5.050%	11/15/40	150	174
Northrop Grumman Corp.	4.750%	6/1/43	275	310
Northrop Grumman Corp.	4.030%	10/15/47	380	400
Northrop Grumman Corp.	5.250%	5/1/50	310	388
Nvent Finance Sarl	4.550%	4/15/28	100	103
Oshkosh Corp.	4.600%	5/15/28	185	190
Oshkosh Corp.	3.100%	3/1/30	60	56
Otis Worldwide Corp.	2.293%	4/5/27	200	190
Otis Worldwide Corp.	2.565%	2/15/30	300	280
Otis Worldwide Corp.	3.112%	2/15/40	400	355
Otis Worldwide Corp.	3.362%	2/15/50	150	133
PACCAR Financial Corp.	3.400%	8/9/23	100	101
PACCAR Financial Corp.	0.350%	8/11/23	500	487
PACCAR Financial Corp.	2.150%	8/15/24	75	74
PACCAR Financial Corp.	1.800%	2/6/25	60	58
Parker-Hannifin Corp.	2.700%	6/14/24	110	109
Parker-Hannifin Corp.	3.300%	11/21/24	290	292
Parker-Hannifin Corp.	3.250%	3/1/27	125	125
Parker-Hannifin Corp.	3.250%	6/14/29	75	74
Parker-Hannifin Corp.	6.250%	5/15/38	150	184
Parker-Hannifin Corp.	4.450%	11/21/44	200	207
Parker-Hannifin Corp.	4.000%	6/14/49	215	214
Precision Castparts Corp.	3.250%	6/15/25	175	177
Precision Castparts Corp.	4.375%	6/15/45	200	216
Quanta Services Inc.	2.900%	10/1/30	400	371
Raytheon Technologies Corp.	3.200%	3/15/24	175	177
Raytheon Technologies Corp.	3.950%	8/16/25	400	413
Raytheon Technologies Corp.	3.500%	3/15/27	300	304
Raytheon Technologies Corp.	3.125%	5/4/27	225	226
Raytheon Technologies Corp.	7.200%	8/15/27	25	30
Raytheon Technologies Corp.	4.125%	11/16/28	750	784
Raytheon Technologies Corp.	2.250%	7/1/30	300	278
Raytheon Technologies Corp.	1.900%	9/1/31	200	177
Raytheon Technologies Corp.	2.375%	3/15/32	200	184
Raytheon Technologies Corp.	5.400%	5/1/35	150	176
Raytheon Technologies Corp.	6.050%	6/1/36	100	124
Raytheon Technologies Corp.	6.125%	7/15/38	50	63
Raytheon Technologies Corp.	4.450%	11/16/38	175	190
Raytheon Technologies Corp.	4.700%	12/15/41	50	55
Raytheon Technologies Corp.	4.500%	6/1/42	675	743
Raytheon Technologies Corp.	4.800%	12/15/43	65	73
Raytheon Technologies Corp.	4.150%	5/15/45	200	206
Raytheon Technologies Corp.	3.750%	11/1/46	200	198
Raytheon Technologies Corp.	4.350%	4/15/47	250	269
Raytheon Technologies Corp.	4.050%	5/4/47	300	309
Raytheon Technologies Corp.	4.625%	11/16/48	350	395

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raytheon Technologies Corp.	3.125%	7/1/50	300	270
	Raytheon Technologies Corp.	2.820%	9/1/51	200	169
	Raytheon Technologies Corp.	3.030%	3/15/52	200	176
	Republic Services Inc.	2.500%	8/15/24	200	198
	Republic Services Inc.	0.875%	11/15/25	500	458
	Republic Services Inc.	6.200%	3/1/40	175	220
	Republic Services Inc.	5.700%	5/15/41	100	120
	Rockwell Automation Inc.	3.500%	3/1/29	100	103
	Rockwell Automation Inc.	1.750%	8/15/31	200	177
	Rockwell Automation Inc.	4.200%	3/1/49	125	133
	Rockwell Automation Inc.	2.800%	8/15/61	200	161
	Ryder System Inc.	3.750%	6/9/23	225	228
	Ryder System Inc.	3.650%	3/18/24	150	152
	Ryder System Inc.	2.500%	9/1/24	50	49
	Ryder System Inc.	4.625%	6/1/25	193	200
	Ryder System Inc.	2.900%	12/1/26	100	97
	Snap-on Inc.	3.250%	3/1/27	50	51
	Snap-on Inc.	4.100%	3/1/48	75	80
	Snap-on Inc.	3.100%	5/1/50	75	69
	Southwest Airlines Co.	4.750%	5/4/23	250	256
	Southwest Airlines Co.	5.250%	5/4/25	1,000	1,049
	Southwest Airlines Co.	3.000%	11/15/26	100	98
	Southwest Airlines Co.	5.125%	6/15/27	475	508
	Southwest Airlines Co.	3.450%	11/16/27	50	50
	Southwest Airlines Co.	2.625%	2/10/30	100	92
[2]	Southwest Airlines Co. Series 2007-1 Pass Through Trust	6.150%	2/1/24	4	4
[2]	Spirit Airlines Class A Series 2015-1 Pass Through Trust	4.100%	10/1/29	17	16
	Stanley Black & Decker Inc.	3.400%	3/1/26	100	101
	Stanley Black & Decker Inc.	5.200%	9/1/40	75	86
	Stanley Black & Decker Inc.	4.000%	3/15/60	400	394
	Teledyne Technologies Inc.	0.950%	4/1/24	300	288
	Teledyne Technologies Inc.	2.750%	4/1/31	300	278
	Textron Inc.	4.000%	3/15/26	200	204
	Textron Inc.	3.650%	3/15/27	250	252
	Textron Inc.	3.900%	9/17/29	225	230
	Timken Co.	3.875%	9/1/24	100	101
	Timken Co.	4.500%	12/15/28	25	26
	Trane Technologies Global Holding Co Ltd.	4.250%	6/15/23	125	127
	Trane Technologies Global Holding Co Ltd.	5.750%	6/15/43	125	152
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	375	379
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	75	75
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	225	229
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	75	79
	Trimble Inc.	4.150%	6/15/23	50	51
	Trimble Inc.	4.750%	12/1/24	93	96
	Trimble Inc.	4.900%	6/15/28	50	52
	Tyco Electronics Group SA	3.450%	8/1/24	125	126
	Tyco Electronics Group SA	3.125%	8/15/27	200	199
	Tyco Electronics Group SA	2.500%	2/4/32	200	186
	Tyco Electronics Group SA	7.125%	10/1/37	125	169
	Union Pacific Corp.	3.500%	6/8/23	150	152
	Union Pacific Corp.	3.646%	2/15/24	50	51
	Union Pacific Corp.	3.150%	3/1/24	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	3.250%	1/15/25	206	208
	Union Pacific Corp.	3.750%	7/15/25	560	573
	Union Pacific Corp.	2.750%	3/1/26	75	75
	Union Pacific Corp.	2.150%	2/5/27	513	493
	Union Pacific Corp.	2.400%	2/5/30	200	190
	Union Pacific Corp.	2.800%	2/14/32	100	96
	Union Pacific Corp.	3.375%	2/1/35	100	98
	Union Pacific Corp.	2.891%	4/6/36	500	467
	Union Pacific Corp.	3.600%	9/15/37	290	291
	Union Pacific Corp.	3.250%	2/5/50	200	187
	Union Pacific Corp.	2.950%	3/10/52	250	222
	Union Pacific Corp.	3.500%	2/14/53	250	244
	Union Pacific Corp.	3.875%	2/1/55	100	102
	Union Pacific Corp.	3.950%	8/15/59	100	103
	Union Pacific Corp.	3.839%	3/20/60	386	390
	Union Pacific Corp.	2.973%	9/16/62	325	275
	Union Pacific Corp.	3.799%	4/6/71	535	530
[2]	United Airlines Class A Series 2013-1 Pass Through Trust	4.300%	2/15/27	47	47
[2]	United Airlines Class A Series 2014-1 Pass Through Trust	4.000%	10/11/27	64	64
	United Airlines Class A Series 2015-1 Pass Through Trust	3.700%	6/1/24	60	60
[2]	United Airlines Class A Series 2016-1 Pass Through Trust	3.450%	1/7/30	38	35
[2]	United Airlines Class A Series 2016-2 Pass Through Trust	3.100%	4/7/30	39	36
[2]	United Airlines Class AA Series 2015-1 Pass Through Trust	3.450%	6/1/29	128	125
[2]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/30	305	295
[2]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	4/7/30	59	56
[2]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	2/25/33	159	160
[2]	United Airlines Class AA Series 2019-2 Pass Through Trust	5.875%	4/15/29	604	618
[2]	United Airlines Class AA Series 2019-2 Pass Through Trust	2.700%	11/1/33	94	85
[2]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	173	170
	United Parcel Service Inc.	2.500%	4/1/23	200	201
	United Parcel Service Inc.	2.800%	11/15/24	186	187
	United Parcel Service Inc.	3.900%	4/1/25	300	309
	United Parcel Service Inc.	2.400%	11/15/26	399	391
	United Parcel Service Inc.	3.400%	3/15/29	100	102
	United Parcel Service Inc.	2.500%	9/1/29	100	96
	United Parcel Service Inc.	6.200%	1/15/38	173	226
	United Parcel Service Inc.	5.200%	4/1/40	255	307
	United Parcel Service Inc.	4.875%	11/15/40	75	88
	United Parcel Service Inc.	3.625%	10/1/42	100	101
	United Parcel Service Inc.	3.400%	11/15/46	110	109
	United Parcel Service Inc.	4.250%	3/15/49	125	141
	United Parcel Service Inc.	3.400%	9/1/49	200	200
	United Parcel Service Inc.	5.300%	4/1/50	300	392
	Valmont Industries Inc.	5.000%	10/1/44	150	159
	Valmont Industries Inc.	5.250%	10/1/54	75	82
	Waste Connections Inc.	4.250%	12/1/28	51	53
	Waste Connections Inc.	3.500%	5/1/29	200	201

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Waste Connections Inc.	2.600%	2/1/30	139	131
Waste Connections Inc.	2.200%	1/15/32	200	179
Waste Connections Inc.	3.050%	4/1/50	75	65
Waste Connections Inc.	2.950%	1/15/52	200	171
Waste Management Inc.	2.400%	5/15/23	225	225
Waste Management Inc.	0.750%	11/15/25	100	92
Waste Management Inc.	3.150%	11/15/27	125	125
Waste Management Inc.	1.500%	3/15/31	200	172
Waste Management Inc.	2.950%	6/1/41	200	181
Waste Management Inc.	2.500%	11/15/50	200	162
Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	275	280
Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	360	354
Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	175	185
WW Grainger Inc.	1.850%	2/15/25	75	73
WW Grainger Inc.	4.600%	6/15/45	200	221
WW Grainger Inc.	3.750%	5/15/46	75	75
WW Grainger Inc.	4.200%	5/15/47	75	80
Xylem Inc.	3.250%	11/1/26	100	100
Xylem Inc.	1.950%	1/30/28	100	93
Xylem Inc.	2.250%	1/30/31	100	91
Xylem Inc.	4.375%	11/1/46	100	102
				100,404
Materials (0.8%)
Air Products and Chemicals Inc.	3.350%	7/31/24	500	507
Air Products and Chemicals Inc.	2.050%	5/15/30	200	184
Air Products and Chemicals Inc.	2.700%	5/15/40	200	178
Air Products and Chemicals Inc.	2.800%	5/15/50	200	175
Albemarle Corp.	4.150%	12/1/24	132	135
Albemarle Corp.	5.450%	12/1/44	75	84
Amcor Flexibles North America Inc.	3.100%	9/15/26	50	49
Amcor Flexibles North America Inc.	2.630%	6/19/30	125	115
Amcor Flexibles North America Inc.	2.690%	5/25/31	200	184
AngloGold Ashanti Holdings plc	3.375%	11/1/28	200	187
AngloGold Ashanti Holdings plc	3.750%	10/1/30	200	187
ArcelorMittal SA	4.550%	3/11/26	100	103
ArcelorMittal SA	4.250%	7/16/29	100	102
ArcelorMittal SA	7.000%	10/15/39	100	119
ArcelorMittal SA	6.750%	3/1/41	100	118
Avery Dennison Corp.	4.875%	12/6/28	75	80
Barrick Gold Corp.	6.450%	10/15/35	75	93
Barrick North America Finance LLC	5.700%	5/30/41	450	547
Barrick North America Finance LLC	5.750%	5/1/43	150	183
Berry Global Inc.	0.950%	2/15/24	200	191
Berry Global Inc.	1.570%	1/15/26	400	373
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	159
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	575	682
Cabot Corp.	4.000%	7/1/29	55	55
Carlisle Cos. Inc.	3.500%	12/1/24	50	50
Carlisle Cos. Inc.	3.750%	12/1/27	125	127
Carlisle Cos. Inc.	2.750%	3/1/30	150	140
Celanese US Holdings LLC	3.500%	5/8/24	100	100
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	304
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	203
CF Industries Inc.	3.450%	6/1/23	100	101
CF Industries Inc.	5.150%	3/15/34	200	222

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CF Industries Inc.	4.950%	6/1/43	300	323
CF Industries Inc.	5.375%	3/15/44	100	113
Dow Chemical Co.	4.550%	11/30/25	10	10
Dow Chemical Co.	4.800%	11/30/28	225	242
Dow Chemical Co.	2.100%	11/15/30	400	360
Dow Chemical Co.	4.250%	10/1/34	106	110
Dow Chemical Co.	9.400%	5/15/39	203	324
Dow Chemical Co.	5.250%	11/15/41	100	114
Dow Chemical Co.	4.625%	10/1/44	200	211
Dow Chemical Co.	5.550%	11/30/48	100	122
Dow Chemical Co.	3.600%	11/15/50	500	465
DuPont de Nemours Inc.	4.205%	11/15/23	475	486
DuPont de Nemours Inc.	4.493%	11/15/25	350	364
DuPont de Nemours Inc.	4.725%	11/15/28	425	455
DuPont de Nemours Inc.	5.319%	11/15/38	300	346
DuPont de Nemours Inc.	5.419%	11/15/48	475	575
Eastman Chemical Co.	3.800%	3/15/25	200	202
Eastman Chemical Co.	4.800%	9/1/42	225	237
Eastman Chemical Co.	4.650%	10/15/44	150	155
Ecolab Inc.	0.900%	12/15/23	100	97
Ecolab Inc.	2.700%	11/1/26	200	198
Ecolab Inc.	1.650%	2/1/27	100	94
Ecolab Inc.	3.250%	12/1/27	100	102
Ecolab Inc.	4.800%	3/24/30	300	332
Ecolab Inc.	1.300%	1/30/31	500	431
Ecolab Inc.	2.125%	2/1/32	100	91
Ecolab Inc.	2.700%	12/15/51	100	86
Ecolab Inc.	2.750%	8/18/55	100	84
EI du Pont de Nemours and Co.	1.700%	7/15/25	100	96
EI du Pont de Nemours and Co.	2.300%	7/15/30	100	93
Fibria Overseas Finance Ltd.	4.000%	1/14/25	150	152
FMC Corp.	4.100%	2/1/24	250	254
FMC Corp.	3.200%	10/1/26	50	50
FMC Corp.	3.450%	10/1/29	100	98
FMC Corp.	4.500%	10/1/49	100	104
Freeport-McMoRan Inc.	4.550%	11/14/24	100	103
Freeport-McMoRan Inc.	5.000%	9/1/27	200	206
Freeport-McMoRan Inc.	4.125%	3/1/28	300	300
Freeport-McMoRan Inc.	4.375%	8/1/28	100	101
Freeport-McMoRan Inc.	5.250%	9/1/29	100	105
Freeport-McMoRan Inc.	4.250%	3/1/30	100	101
Freeport-McMoRan Inc.	4.625%	8/1/30	200	204
Freeport-McMoRan Inc.	5.400%	11/14/34	100	111
Freeport-McMoRan Inc.	5.450%	3/15/43	400	449
Georgia-Pacific LLC	8.000%	1/15/24	250	273
Georgia-Pacific LLC	7.375%	12/1/25	100	113
Georgia-Pacific LLC	8.875%	5/15/31	250	351
Huntsman International LLC	2.950%	6/15/31	100	92
International Flavors & Fragrances Inc.	3.200%	5/1/23	25	25
International Flavors & Fragrances Inc.	4.450%	9/26/28	50	52
International Flavors & Fragrances Inc.	4.375%	6/1/47	90	91
International Flavors & Fragrances Inc.	5.000%	9/26/48	100	110
International Paper Co.	5.000%	9/15/35	100	112
International Paper Co.	7.300%	11/15/39	100	133
International Paper Co.	4.800%	6/15/44	200	213
International Paper Co.	4.400%	8/15/47	200	210
Kinross Gold Corp.	5.950%	3/15/24	75	78
Kinross Gold Corp.	4.500%	7/15/27	25	26

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Linde Inc.	2.650%	2/5/25	147	146
Linde Inc.	1.100%	8/10/30	500	430
Linde Inc.	3.550%	11/7/42	50	51
LYB International Finance BV	5.250%	7/15/43	200	222
LYB International Finance III LLC	1.250%	10/1/25	491	455
LYB International Finance III LLC	3.375%	10/1/40	200	180
LYB International Finance III LLC	4.200%	10/15/49	135	134
LYB International Finance III LLC	3.625%	4/1/51	400	361
LyondellBasell Industries NV	4.625%	2/26/55	425	433
Martin Marietta Materials Inc.	0.650%	7/15/23	50	49
Martin Marietta Materials Inc.	4.250%	7/2/24	100	102
Martin Marietta Materials Inc.	3.450%	6/1/27	50	50
Martin Marietta Materials Inc.	3.500%	12/15/27	100	101
Martin Marietta Materials Inc.	2.500%	3/15/30	100	92
Martin Marietta Materials Inc.	2.400%	7/15/31	150	135
Martin Marietta Materials Inc.	4.250%	12/15/47	175	175
Martin Marietta Materials Inc.	3.200%	7/15/51	220	188
Mosaic Co.	4.250%	11/15/23	175	179
Mosaic Co.	4.050%	11/15/27	200	205
Mosaic Co.	5.450%	11/15/33	100	115
Mosaic Co.	4.875%	11/15/41	50	53
Mosaic Co.	5.625%	11/15/43	100	120
Newmont Corp.	2.800%	10/1/29	150	143
Newmont Corp.	2.250%	10/1/30	200	183
Newmont Corp.	2.600%	7/15/32	200	184
Newmont Corp.	5.875%	4/1/35	100	118
Newmont Corp.	6.250%	10/1/39	225	285
Newmont Corp.	5.450%	6/9/44	200	238
Nucor Corp.	2.000%	6/1/25	100	97
Nucor Corp.	3.950%	5/1/28	100	103
Nucor Corp.	2.700%	6/1/30	100	95
Nucor Corp.	3.125%	4/1/32	100	97
Nucor Corp.	2.979%	12/15/55	300	247
Nutrien Ltd.	3.000%	4/1/25	250	249
Nutrien Ltd.	4.000%	12/15/26	50	52
Nutrien Ltd.	2.950%	5/13/30	175	169
Nutrien Ltd.	4.125%	3/15/35	250	254
Nutrien Ltd.	5.625%	12/1/40	275	328
Nutrien Ltd.	4.900%	6/1/43	50	55
Nutrien Ltd.	5.250%	1/15/45	191	220
Nutrien Ltd.	5.000%	4/1/49	100	116
Owens Corning	3.400%	8/15/26	200	200
Owens Corning	3.950%	8/15/29	100	102
Owens Corning	3.875%	6/1/30	50	50
Owens Corning	4.300%	7/15/47	200	196
Owens Corning	4.400%	1/30/48	75	75
Packaging Corp. of America	3.400%	12/15/27	100	100
Packaging Corp. of America	3.000%	12/15/29	140	136
Packaging Corp. of America	4.050%	12/15/49	90	91
Packaging Corp. of America	3.050%	10/1/51	200	171
PPG Industries Inc.	2.400%	8/15/24	200	197
PPG Industries Inc.	2.550%	6/15/30	300	281
Reliance Steel & Aluminum Co.	4.500%	4/15/23	100	102
Reliance Steel & Aluminum Co.	1.300%	8/15/25	200	187
Reliance Steel & Aluminum Co.	2.150%	8/15/30	200	179
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	284
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	91
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	150

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Rio Tinto Finance USA Ltd.	2.750%	11/2/51	350	303
Rio Tinto Finance USA plc	4.750%	3/22/42	150	170
Rio Tinto Finance USA plc	4.125%	8/21/42	250	268
Rohm and Haas Co.	7.850%	7/15/29	125	159
RPM International Inc.	3.750%	3/15/27	50	51
RPM International Inc.	4.250%	1/15/48	200	202
Sherwin-Williams Co.	3.125%	6/1/24	325	327
Sherwin-Williams Co.	3.450%	8/1/25	225	226
Sherwin-Williams Co.	3.950%	1/15/26	200	206
Sherwin-Williams Co.	3.450%	6/1/27	100	100
Sherwin-Williams Co.	2.950%	8/15/29	200	193
Sherwin-Williams Co.	2.300%	5/15/30	100	92
Sherwin-Williams Co.	2.200%	3/15/32	200	178
Sherwin-Williams Co.	4.000%	12/15/42	100	96
Sherwin-Williams Co.	4.550%	8/1/45	90	94
Sherwin-Williams Co.	4.500%	6/1/47	300	317
Sherwin-Williams Co.	3.300%	5/15/50	100	89
Sherwin-Williams Co.	2.900%	3/15/52	200	164
Sonoco Products Co.	3.125%	5/1/30	105	101
Southern Copper Corp.	3.875%	4/23/25	50	51
Southern Copper Corp.	7.500%	7/27/35	100	129
Southern Copper Corp.	6.750%	4/16/40	325	414
Southern Copper Corp.	5.250%	11/8/42	300	340
Southern Copper Corp.	5.875%	4/23/45	200	246
Steel Dynamics Inc.	2.400%	6/15/25	100	97
Steel Dynamics Inc.	3.450%	4/15/30	125	123
Steel Dynamics Inc.	3.250%	1/15/31	100	97
Steel Dynamics Inc.	3.250%	10/15/50	200	171
Suzano Austria GmbH	6.000%	1/15/29	400	432
Suzano Austria GmbH	5.000%	1/15/30	200	204
Suzano Austria GmbH	3.750%	1/15/31	200	188
Suzano Austria GmbH	3.125%	1/15/32	325	290
Teck Resources Ltd.	3.900%	7/15/30	100	100
Teck Resources Ltd.	6.125%	10/1/35	150	177
Teck Resources Ltd.	6.000%	8/15/40	50	57
Teck Resources Ltd.	6.250%	7/15/41	325	389
Vale Overseas Ltd.	6.250%	8/10/26	300	329
Vale Overseas Ltd.	3.750%	7/8/30	100	96
Vale Overseas Ltd.	8.250%	1/17/34	50	65
Vale Overseas Ltd.	6.875%	11/21/36	410	495
Vale Overseas Ltd.	6.875%	11/10/39	450	549
Vale SA	5.625%	9/11/42	75	81
Vulcan Materials Co.	4.500%	4/1/25	200	207
Vulcan Materials Co.	3.500%	6/1/30	150	149
Vulcan Materials Co.	4.500%	6/15/47	125	132
Westlake Corp.	3.600%	8/15/26	300	304
Westlake Corp.	3.375%	6/15/30	100	98
Westlake Corp.	2.875%	8/15/41	100	84
Westlake Corp.	5.000%	8/15/46	200	220
Westlake Corp.	3.125%	8/15/51	200	166
Westlake Corp.	3.375%	8/15/61	100	81
WestRock MWV LLC	7.950%	2/15/31	250	321
WRKCo Inc.	3.000%	9/15/24	250	249
WRKCo Inc.	4.650%	3/15/26	100	104
WRKCo Inc.	3.375%	9/15/27	250	247
WRKCo Inc.	4.900%	3/15/29	200	215
WRKCo Inc.	3.000%	6/15/33	100	93
				38,099

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Real Estate (1.1%)
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	254	256
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	200	190
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	150	148
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	500	423
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	125	124
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	421
Alexandria Real Estate Equities Inc.	3.550%	3/15/52	200	186
American Campus Communities Operating Partnership LP	3.750%	4/15/23	75	76
American Campus Communities Operating Partnership LP	4.125%	7/1/24	100	102
American Campus Communities Operating Partnership LP	3.300%	7/15/26	50	50
American Campus Communities Operating Partnership LP	3.625%	11/15/27	75	75
American Campus Communities Operating Partnership LP	2.850%	2/1/30	70	66
American Homes 4 Rent LP	2.375%	7/15/31	200	177
American Homes 4 Rent LP	3.375%	7/15/51	200	167
American Tower Corp.	5.000%	2/15/24	100	103
American Tower Corp.	3.375%	5/15/24	200	201
American Tower Corp.	2.950%	1/15/25	100	99
American Tower Corp.	4.000%	6/1/25	138	140
American Tower Corp.	1.600%	4/15/26	200	186
American Tower Corp.	1.450%	9/15/26	200	183
American Tower Corp.	3.375%	10/15/26	200	198
American Tower Corp.	2.750%	1/15/27	500	480
American Tower Corp.	3.125%	1/15/27	125	122
American Tower Corp.	3.650%	3/15/27	200	200
American Tower Corp.	1.500%	1/31/28	500	442
American Tower Corp.	3.950%	3/15/29	140	141
American Tower Corp.	3.800%	8/15/29	475	473
American Tower Corp.	2.900%	1/15/30	145	135
American Tower Corp.	2.100%	6/15/30	150	131
American Tower Corp.	2.700%	4/15/31	200	181
American Tower Corp.	2.300%	9/15/31	200	175
American Tower Corp.	4.050%	3/15/32	200	201
American Tower Corp.	3.700%	10/15/49	200	179
American Tower Corp.	3.100%	6/15/50	150	121
AvalonBay Communities Inc.	2.850%	3/15/23	25	25
AvalonBay Communities Inc.	4.200%	12/15/23	400	408
AvalonBay Communities Inc.	3.450%	6/1/25	100	101
AvalonBay Communities Inc.	2.950%	5/11/26	150	149
AvalonBay Communities Inc.	2.900%	10/15/26	50	49
AvalonBay Communities Inc.	3.350%	5/15/27	75	75
AvalonBay Communities Inc.	3.200%	1/15/28	75	74
AvalonBay Communities Inc.	2.050%	1/15/32	300	271
AvalonBay Communities Inc.	3.900%	10/15/46	50	51
AvalonBay Communities Inc.	4.350%	4/15/48	60	66
Boston Properties LP	3.125%	9/1/23	275	277
Boston Properties LP	3.200%	1/15/25	111	111
Boston Properties LP	3.650%	2/1/26	100	101
Boston Properties LP	2.750%	10/1/26	50	49
Boston Properties LP	3.400%	6/21/29	400	396
Boston Properties LP	2.900%	3/15/30	400	379
Brandywine Operating Partnership LP	3.950%	11/15/27	100	100
Brixmor Operating Partnership LP	3.650%	6/15/24	50	50
Brixmor Operating Partnership LP	3.850%	2/1/25	125	126

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Brixmor Operating Partnership LP	4.125%	6/15/26	200	204
Brixmor Operating Partnership LP	3.900%	3/15/27	75	75
Brixmor Operating Partnership LP	4.125%	5/15/29	533	546
Brixmor Operating Partnership LP	4.050%	7/1/30	250	251
Camden Property Trust	3.150%	7/1/29	50	50
Camden Property Trust	2.800%	5/15/30	265	255
Camden Property Trust	3.350%	11/1/49	120	112
CBRE Services Inc.	4.875%	3/1/26	125	131
CBRE Services Inc.	2.500%	4/1/31	200	181
Corporate Office Properties LP	2.000%	1/15/29	350	309
Crown Castle International Corp.	3.150%	7/15/23	150	151
Crown Castle International Corp.	3.200%	9/1/24	250	250
Crown Castle International Corp.	1.350%	7/15/25	100	93
Crown Castle International Corp.	4.450%	2/15/26	250	258
Crown Castle International Corp.	3.700%	6/15/26	175	176
Crown Castle International Corp.	2.900%	3/15/27	200	193
Crown Castle International Corp.	3.650%	9/1/27	325	324
Crown Castle International Corp.	3.800%	2/15/28	425	425
Crown Castle International Corp.	3.100%	11/15/29	100	95
Crown Castle International Corp.	3.300%	7/1/30	115	110
Crown Castle International Corp.	2.250%	1/15/31	200	176
Crown Castle International Corp.	2.500%	7/15/31	200	179
Crown Castle International Corp.	2.900%	4/1/41	500	415
Crown Castle International Corp.	4.750%	5/15/47	95	99
Crown Castle International Corp.	5.200%	2/15/49	75	84
Crown Castle International Corp.	4.150%	7/1/50	100	97
Crown Castle International Corp.	3.250%	1/15/51	200	168
CubeSmart LP	4.000%	11/15/25	50	51
CubeSmart LP	3.125%	9/1/26	100	99
CubeSmart LP	2.250%	12/15/28	200	182
CubeSmart LP	4.375%	2/15/29	50	52
CubeSmart LP	2.000%	2/15/31	75	65
CubeSmart LP	2.500%	2/15/32	200	179
CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	120	121
CyrusOne LP / CyrusOne Finance Corp.	3.450%	11/15/29	275	289
Digital Realty Trust LP	4.450%	7/15/28	370	385
Digital Realty Trust LP	3.600%	7/1/29	175	174
Duke Realty LP	3.250%	6/30/26	175	174
Duke Realty LP	3.375%	12/15/27	160	159
Duke Realty LP	4.000%	9/15/28	50	51
Duke Realty LP	2.875%	11/15/29	70	67
Duke Realty LP	1.750%	7/1/30	200	174
EPR Properties	4.500%	6/1/27	141	140
EPR Properties	3.600%	11/15/31	375	341
Equinix Inc.	2.625%	11/18/24	200	197
Equinix Inc.	1.250%	7/15/25	100	93
Equinix Inc.	1.000%	9/15/25	500	459
Equinix Inc.	1.450%	5/15/26	200	184
Equinix Inc.	2.900%	11/18/26	100	97
Equinix Inc.	1.800%	7/15/27	100	91
Equinix Inc.	1.550%	3/15/28	500	443
Equinix Inc.	3.200%	11/18/29	250	240
Equinix Inc.	2.150%	7/15/30	250	220
Equinix Inc.	2.500%	5/15/31	200	180
Equinix Inc.	3.000%	7/15/50	100	81
ERP Operating LP	3.000%	4/15/23	125	126
ERP Operating LP	3.375%	6/1/25	125	126
ERP Operating LP	2.850%	11/1/26	50	49

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
ERP Operating LP	3.500%	3/1/28	100	101
ERP Operating LP	4.150%	12/1/28	70	73
ERP Operating LP	3.000%	7/1/29	75	74
ERP Operating LP	2.500%	2/15/30	150	142
ERP Operating LP	4.500%	7/1/44	150	164
ERP Operating LP	4.500%	6/1/45	25	27
ERP Operating LP	4.000%	8/1/47	100	103
Essex Portfolio LP	3.250%	5/1/23	25	25
Essex Portfolio LP	3.875%	5/1/24	50	51
Essex Portfolio LP	3.500%	4/1/25	166	167
Essex Portfolio LP	3.375%	4/15/26	345	345
Essex Portfolio LP	3.625%	5/1/27	100	101
Essex Portfolio LP	4.000%	3/1/29	100	103
Essex Portfolio LP	3.000%	1/15/30	110	106
Essex Portfolio LP	2.650%	3/15/32	105	96
Essex Portfolio LP	4.500%	3/15/48	120	127
Federal Realty Investment Trust	2.750%	6/1/23	25	25
Federal Realty Investment Trust	3.250%	7/15/27	50	49
Federal Realty Investment Trust	3.200%	6/15/29	25	24
Federal Realty Investment Trust	4.500%	12/1/44	150	153
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	100	103
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	75	74
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	200	206
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	175	183
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	27
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	289
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	175	171
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/31	200	194
Healthcare Realty Trust Inc.	3.625%	1/15/28	100	99
Healthcare Trust of America Holdings LP	3.500%	8/1/26	130	130
Healthcare Trust of America Holdings LP	3.750%	7/1/27	100	101
Healthcare Trust of America Holdings LP	3.100%	2/15/30	100	95
Healthcare Trust of America Holdings LP	2.000%	3/15/31	500	433
Healthpeak Properties Inc.	3.400%	2/1/25	81	81
Healthpeak Properties Inc.	3.250%	7/15/26	25	25
Healthpeak Properties Inc.	3.500%	7/15/29	125	125
Healthpeak Properties Inc.	3.000%	1/15/30	200	192
Healthpeak Properties Inc.	6.750%	2/1/41	100	133
Highwoods Realty LP	2.600%	2/1/31	250	226
Host Hotels & Resorts LP	2.900%	12/15/31	275	246
Hudson Pacific Properties LP	3.950%	11/1/27	100	101
Hudson Pacific Properties LP	4.650%	4/1/29	25	26
Hudson Pacific Properties LP	3.250%	1/15/30	60	57
Invitation Homes Operating Partnership LP	2.300%	11/15/28	200	182
Invitation Homes Operating Partnership LP	2.700%	1/15/34	200	175
Kilroy Realty LP	3.450%	12/15/24	50	50
Kilroy Realty LP	4.750%	12/15/28	50	53
Kilroy Realty LP	4.250%	8/15/29	104	107
Kilroy Realty LP	3.050%	2/15/30	200	188
Kilroy Realty LP	2.650%	11/15/33	500	433
Kimco Realty Corp.	3.375%	10/15/22	50	50
Kimco Realty Corp.	3.500%	4/15/23	100	101
Kimco Realty Corp.	3.125%	6/1/23	25	25
Kimco Realty Corp.	3.300%	2/1/25	58	58
Kimco Realty Corp.	2.800%	10/1/26	125	122
Kimco Realty Corp.	3.800%	4/1/27	75	76

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kimco Realty Corp.	1.900%	3/1/28	500	453
Kimco Realty Corp.	2.700%	10/1/30	100	94
Kimco Realty Corp.	3.200%	4/1/32	500	486
Kimco Realty Corp.	4.125%	12/1/46	50	49
Kimco Realty Corp.	4.450%	9/1/47	50	52
Kite Realty Group LP	4.000%	10/1/26	200	200
Life Storage LP	3.500%	7/1/26	125	126
Life Storage LP	3.875%	12/15/27	150	152
Life Storage LP	4.000%	6/15/29	25	25
Life Storage LP	2.400%	10/15/31	200	177
LXP Industrial Trust	2.375%	10/1/31	200	178
Mid-America Apartments LP	4.300%	10/15/23	150	153
Mid-America Apartments LP	3.750%	6/15/24	50	51
Mid-America Apartments LP	3.600%	6/1/27	250	252
Mid-America Apartments LP	2.750%	3/15/30	150	143
Mid-America Apartments LP	1.700%	2/15/31	150	130
National Retail Properties Inc.	3.500%	10/15/27	350	348
National Retail Properties Inc.	4.300%	10/15/28	25	26
National Retail Properties Inc.	2.500%	4/15/30	75	69
National Retail Properties Inc.	4.800%	10/15/48	50	54
National Retail Properties Inc.	3.100%	4/15/50	50	41
Office Properties Income Trust	4.250%	5/15/24	100	100
Office Properties Income Trust	2.400%	2/1/27	207	184
Omega Healthcare Investors Inc.	4.375%	8/1/23	217	220
Omega Healthcare Investors Inc.	4.950%	4/1/24	100	102
Omega Healthcare Investors Inc.	4.500%	1/15/25	100	102
Omega Healthcare Investors Inc.	5.250%	1/15/26	100	104
Omega Healthcare Investors Inc.	4.500%	4/1/27	300	306
Omega Healthcare Investors Inc.	3.625%	10/1/29	250	236
Omega Healthcare Investors Inc.	3.375%	2/1/31	250	229
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	250	221
Physicians Realty LP	4.300%	3/15/27	100	103
Physicians Realty LP	3.950%	1/15/28	100	101
Physicians Realty LP	2.625%	11/1/31	500	451
Piedmont Operating Partnership LP	3.400%	6/1/23	75	75
Prologis LP	2.125%	4/15/27	105	100
Prologis LP	3.875%	9/15/28	100	103
Prologis LP	4.375%	2/1/29	200	213
Prologis LP	2.250%	4/15/30	155	144
Prologis LP	1.250%	10/15/30	350	298
Prologis LP	4.375%	9/15/48	75	82
Prologis LP	3.000%	4/15/50	140	125
Public Storage	1.500%	11/9/26	225	211
Public Storage	3.094%	9/15/27	100	100
Public Storage	1.950%	11/9/28	225	208
Public Storage	3.385%	5/1/29	100	101
Public Storage	2.250%	11/9/31	225	206
Realty Income Corp.	4.600%	2/6/24	75	77
Realty Income Corp.	3.875%	7/15/24	50	51
Realty Income Corp.	3.875%	4/15/25	225	229
Realty Income Corp.	4.625%	11/1/25	75	78
Realty Income Corp.	4.125%	10/15/26	125	129
Realty Income Corp.	3.000%	1/15/27	150	148
Realty Income Corp.	3.950%	8/15/27	450	463
Realty Income Corp.	3.650%	1/15/28	190	193
Realty Income Corp.	3.100%	12/15/29	150	146
Realty Income Corp.	1.800%	3/15/33	500	417

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Realty Income Corp.	4.650%	3/15/47	175	195
Regency Centers LP	3.600%	2/1/27	25	25
Regency Centers LP	4.125%	3/15/28	75	78
Regency Centers LP	2.950%	9/15/29	100	95
Regency Centers LP	4.400%	2/1/47	200	206
Regency Centers LP	4.650%	3/15/49	75	81
Rexford Industrial Realty LP	2.150%	9/1/31	200	173
Sabra Health Care LP	5.125%	8/15/26	25	26
Sabra Health Care LP	3.900%	10/15/29	150	144
Sabra Health Care LP	3.200%	12/1/31	200	179
Safehold Operating Partnership LP	2.850%	1/15/32	200	176
Simon Property Group LP	2.750%	6/1/23	100	100
Simon Property Group LP	3.750%	2/1/24	150	152
Simon Property Group LP	2.000%	9/13/24	145	142
Simon Property Group LP	3.500%	9/1/25	300	303
Simon Property Group LP	3.300%	1/15/26	195	196
Simon Property Group LP	3.250%	11/30/26	75	75
Simon Property Group LP	1.375%	1/15/27	500	461
Simon Property Group LP	3.375%	6/15/27	160	160
Simon Property Group LP	3.375%	12/1/27	100	100
Simon Property Group LP	1.750%	2/1/28	250	228
Simon Property Group LP	2.450%	9/13/29	145	135
Simon Property Group LP	2.650%	7/15/30	200	189
Simon Property Group LP	2.200%	2/1/31	250	225
Simon Property Group LP	2.250%	1/15/32	500	447
Simon Property Group LP	2.650%	2/1/32	100	92
Simon Property Group LP	6.750%	2/1/40	125	164
Simon Property Group LP	4.750%	3/15/42	100	108
Simon Property Group LP	4.250%	11/30/46	100	104
Simon Property Group LP	3.250%	9/13/49	200	179
Simon Property Group LP	3.800%	7/15/50	200	197
SITE Centers Corp.	3.900%	8/15/24	100	100
SITE Centers Corp.	4.250%	2/1/26	70	71
Spirit Realty LP	3.200%	1/15/27	80	78
Spirit Realty LP	2.100%	3/15/28	300	272
Spirit Realty LP	4.000%	7/15/29	60	61
Spirit Realty LP	3.400%	1/15/30	80	77
STORE Capital Corp.	4.500%	3/15/28	75	77
STORE Capital Corp.	4.625%	3/15/29	100	104
Sun Communities Operating LP	2.300%	11/1/28	200	182
Tanger Properties LP	3.125%	9/1/26	175	169
Tanger Properties LP	3.875%	7/15/27	50	50
UDR Inc.	2.950%	9/1/26	150	147
UDR Inc.	3.500%	7/1/27	150	151
UDR Inc.	3.500%	1/15/28	250	249
UDR Inc.	3.200%	1/15/30	60	58
UDR Inc.	3.000%	8/15/31	65	62
UDR Inc.	1.900%	3/15/33	200	167
UDR Inc.	3.100%	11/1/34	65	60
Ventas Realty LP	3.500%	4/15/24	75	75
Ventas Realty LP	3.750%	5/1/24	200	202
Ventas Realty LP	2.650%	1/15/25	75	74
Ventas Realty LP	4.125%	1/15/26	75	77
Ventas Realty LP	3.250%	10/15/26	75	74
Ventas Realty LP	3.850%	4/1/27	50	51
Ventas Realty LP	4.000%	3/1/28	125	127
Ventas Realty LP	3.000%	1/15/30	100	96
Ventas Realty LP	4.750%	11/15/30	330	354

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ventas Realty LP	4.875%	4/15/49	80	88
Vornado Realty LP	3.500%	1/15/25	100	100
Welltower Inc.	3.625%	3/15/24	195	197
Welltower Inc.	4.000%	6/1/25	380	386
Welltower Inc.	4.250%	4/1/26	150	154
Welltower Inc.	2.700%	2/15/27	300	293
Welltower Inc.	4.250%	4/15/28	125	130
Welltower Inc.	4.125%	3/15/29	250	258
Welltower Inc.	2.750%	1/15/31	250	234
Welltower Inc.	2.750%	1/15/32	200	184
Welltower Inc.	6.500%	3/15/41	25	32
Welltower Inc.	4.950%	9/1/48	75	85
Weyerhaeuser Co.	4.000%	11/15/29	150	154
Weyerhaeuser Co.	4.000%	4/15/30	200	206
Weyerhaeuser Co.	7.375%	3/15/32	29	37
Weyerhaeuser Co.	6.875%	12/15/33	50	62
WP Carey Inc.	4.600%	4/1/24	125	128
WP Carey Inc.	4.000%	2/1/25	50	51
WP Carey Inc.	4.250%	10/1/26	75	77
WP Carey Inc.	3.850%	7/15/29	50	51
WP Carey Inc.	2.250%	4/1/33	500	429
				48,450
Technology (2.7%)
Adobe Inc.	1.900%	2/1/25	20	20
Adobe Inc.	3.250%	2/1/25	175	177
Adobe Inc.	2.150%	2/1/27	180	175
Adobe Inc.	2.300%	2/1/30	260	246
Advanced Micro Devices Inc.	2.950%	6/1/24	150	150
Advanced Micro Devices Inc.	2.375%	6/1/30	200	186
Altera Corp.	4.100%	11/15/23	75	77
Amdocs Ltd.	2.538%	6/15/30	200	182
Analog Devices Inc.	2.950%	4/1/25	85	85
Analog Devices Inc.	3.500%	12/5/26	200	205
Analog Devices Inc.	1.700%	10/1/28	200	184
Analog Devices Inc.	2.100%	10/1/31	200	184
Analog Devices Inc.	2.800%	10/1/41	200	181
Analog Devices Inc.	2.950%	10/1/51	400	361
Apple Inc.	2.400%	5/3/23	865	870
Apple Inc.	0.750%	5/11/23	400	395
Apple Inc.	3.000%	2/9/24	325	329
Apple Inc.	3.450%	5/6/24	75	77
Apple Inc.	2.850%	5/11/24	1,243	1,254
Apple Inc.	1.800%	9/11/24	150	148
Apple Inc.	2.750%	1/13/25	575	576
Apple Inc.	1.125%	5/11/25	900	860
Apple Inc.	0.550%	8/20/25	500	466
Apple Inc.	0.700%	2/8/26	500	465
Apple Inc.	3.250%	2/23/26	705	719
Apple Inc.	2.450%	8/4/26	1,450	1,433
Apple Inc.	3.350%	2/9/27	500	511
Apple Inc.	3.200%	5/11/27	775	788
Apple Inc.	2.900%	9/12/27	555	556
Apple Inc.	1.200%	2/8/28	500	454
Apple Inc.	1.400%	8/5/28	475	434
Apple Inc.	2.200%	9/11/29	430	410
Apple Inc.	1.250%	8/20/30	500	437
Apple Inc.	1.650%	2/8/31	500	450
Apple Inc.	1.700%	8/5/31	200	179

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	4.500%	2/23/36	225	257
	Apple Inc.	2.375%	2/8/41	500	434
	Apple Inc.	3.850%	5/4/43	450	473
	Apple Inc.	4.450%	5/6/44	200	228
	Apple Inc.	3.450%	2/9/45	225	223
	Apple Inc.	4.375%	5/13/45	500	565
	Apple Inc.	4.650%	2/23/46	910	1,073
	Apple Inc.	3.850%	8/4/46	375	397
	Apple Inc.	4.250%	2/9/47	200	224
	Apple Inc.	3.750%	11/13/47	450	470
	Apple Inc.	2.650%	5/11/50	515	447
	Apple Inc.	2.650%	2/8/51	600	519
	Apple Inc.	2.550%	8/20/60	500	410
	Apple Inc.	2.800%	2/8/61	400	343
	Apple Inc.	2.850%	8/5/61	275	238
	Applied Materials Inc.	3.900%	10/1/25	145	149
	Applied Materials Inc.	3.300%	4/1/27	225	228
	Applied Materials Inc.	1.750%	6/1/30	200	181
	Applied Materials Inc.	5.100%	10/1/35	100	116
	Applied Materials Inc.	5.850%	6/15/41	125	162
	Applied Materials Inc.	4.350%	4/1/47	175	199
	Applied Materials Inc.	2.750%	6/1/50	200	177
	Arrow Electronics Inc.	3.250%	9/8/24	171	171
	Arrow Electronics Inc.	4.000%	4/1/25	50	51
	Arrow Electronics Inc.	3.875%	1/12/28	100	101
	Autodesk Inc.	4.375%	6/15/25	100	103
	Autodesk Inc.	3.500%	6/15/27	75	75
	Autodesk Inc.	2.850%	1/15/30	75	71
	Autodesk Inc.	2.400%	12/15/31	200	180
	Automatic Data Processing Inc.	3.375%	9/15/25	200	204
	Automatic Data Processing Inc.	1.700%	5/15/28	200	186
	Automatic Data Processing Inc.	1.250%	9/1/30	400	348
	Avnet Inc.	4.625%	4/15/26	100	103
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	725	730
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	150	147
	Broadcom Inc.	2.250%	11/15/23	200	198
	Broadcom Inc.	4.700%	4/15/25	500	518
	Broadcom Inc.	3.150%	11/15/25	278	276
	Broadcom Inc.	4.250%	4/15/26	500	513
[5]	Broadcom Inc.	1.950%	2/15/28	157	141
	Broadcom Inc.	4.110%	9/15/28	428	434
	Broadcom Inc.	4.750%	4/15/29	500	525
	Broadcom Inc.	5.000%	4/15/30	500	533
	Broadcom Inc.	4.150%	11/15/30	600	608
[5]	Broadcom Inc.	2.450%	2/15/31	500	445
	Broadcom Inc.	4.300%	11/15/32	400	406
[5]	Broadcom Inc.	3.419%	4/15/33	652	608
[5]	Broadcom Inc.	3.469%	4/15/34	436	404
[5]	Broadcom Inc.	3.187%	11/15/36	50	44
[5]	Broadcom Inc.	3.500%	2/15/41	700	625
[5]	Broadcom Inc.	3.750%	2/15/51	500	447
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	101
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	75	71
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	200	181
	Cadence Design Systems Inc.	4.375%	10/15/24	100	103
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	100	98
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	100	92
[5]	CGI Inc.	1.450%	9/14/26	100	92
[5]	CGI Inc.	2.300%	9/14/31	100	88
	Cisco Systems Inc.	2.200%	9/20/23	150	150
	Cisco Systems Inc.	3.625%	3/4/24	275	282
	Cisco Systems Inc.	2.950%	2/28/26	100	101
	Cisco Systems Inc.	2.500%	9/20/26	225	223
	Cisco Systems Inc.	5.500%	1/15/40	400	506
	Citrix Systems Inc.	4.500%	12/1/27	50	51
	Citrix Systems Inc.	3.300%	3/1/30	75	74
	Corning Inc.	4.700%	3/15/37	275	291
	Corning Inc.	5.750%	8/15/40	195	239
	Corning Inc.	3.900%	11/15/49	100	97
	Corning Inc.	4.375%	11/15/57	350	354
	Corning Inc.	5.450%	11/15/79	200	220
	Dell Inc.	7.100%	4/15/28	30	34
	Dell Inc.	6.500%	4/15/38	100	112
	Dell International LLC / EMC Corp.	5.450%	6/15/23	186	192
	Dell International LLC / EMC Corp.	4.000%	7/15/24	100	102
	Dell International LLC / EMC Corp.	5.850%	7/15/25	200	214
	Dell International LLC / EMC Corp.	6.020%	6/15/26	1,075	1,166
	Dell International LLC / EMC Corp.	4.900%	10/1/26	250	262
	Dell International LLC / EMC Corp.	6.100%	7/15/27	100	111
	Dell International LLC / EMC Corp.	5.300%	10/1/29	325	354
	Dell International LLC / EMC Corp.	6.200%	7/15/30	150	172
	Dell International LLC / EMC Corp.	8.100%	7/15/36	173	229
[5]	Dell International LLC / EMC Corp.	3.375%	12/15/41	200	169
	Dell International LLC / EMC Corp.	8.350%	7/15/46	105	154
[5]	Dell International LLC / EMC Corp.	3.450%	12/15/51	300	245
	DXC Technology Co.	1.800%	9/15/26	200	184
	DXC Technology Co.	2.375%	9/15/28	200	181
	Equifax Inc.	3.950%	6/15/23	50	51
	Equifax Inc.	2.600%	12/1/24	75	74
	Equifax Inc.	2.600%	12/15/25	100	97
	Equifax Inc.	3.100%	5/15/30	120	115
	Equifax Inc.	2.350%	9/15/31	200	179
	Fidelity National Information Services Inc.	0.600%	3/1/24	200	191
	Fidelity National Information Services Inc.	1.150%	3/1/26	500	459
	Fidelity National Information Services Inc.	1.650%	3/1/28	200	179
	Fidelity National Information Services Inc.	3.750%	5/21/29	100	100
	Fidelity National Information Services Inc.	2.250%	3/1/31	300	265
	Fidelity National Information Services Inc.	3.100%	3/1/41	200	174
	Fiserv Inc.	3.800%	10/1/23	200	203
	Fiserv Inc.	2.750%	7/1/24	400	398
	Fiserv Inc.	3.850%	6/1/25	400	407
	Fiserv Inc.	3.200%	7/1/26	700	698
	Fiserv Inc.	2.250%	6/1/27	300	284
	Fiserv Inc.	4.200%	10/1/28	200	206
	Fiserv Inc.	3.500%	7/1/29	600	590
	Fiserv Inc.	2.650%	6/1/30	200	185
	Fiserv Inc.	4.400%	7/1/49	415	428
	Flex Ltd.	4.750%	6/15/25	26	27
	Flex Ltd.	4.875%	6/15/29	50	52
	Global Payments Inc.	3.750%	6/1/23	250	252
	Global Payments Inc.	4.000%	6/1/23	100	101
	Global Payments Inc.	1.500%	11/15/24	200	191
	Global Payments Inc.	2.650%	2/15/25	337	331

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Global Payments Inc.	4.800%	4/1/26	150	158
Global Payments Inc.	2.150%	1/15/27	200	188
Global Payments Inc.	3.200%	8/15/29	310	295
Global Payments Inc.	2.900%	5/15/30	200	185
Global Payments Inc.	2.900%	11/15/31	200	183
Global Payments Inc.	4.150%	8/15/49	200	194
Hewlett Packard Enterprise Co.	2.250%	4/1/23	200	200
Hewlett Packard Enterprise Co.	4.450%	10/2/23	300	307
Hewlett Packard Enterprise Co.	1.450%	4/1/24	150	146
Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	523
Hewlett Packard Enterprise Co.	1.750%	4/1/26	150	141
Hewlett Packard Enterprise Co.	6.200%	10/15/35	150	175
Hewlett Packard Enterprise Co.	6.350%	10/15/45	275	322
HP Inc.	2.200%	6/17/25	300	289
HP Inc.	1.450%	6/17/26	200	184
HP Inc.	3.000%	6/17/27	350	341
HP Inc.	4.000%	4/15/29	200	199
HP Inc.	3.400%	6/17/30	500	481
HP Inc.	2.650%	6/17/31	200	180
HP Inc.	4.200%	4/15/32	200	199
HP Inc.	6.000%	9/15/41	100	117
Intel Corp.	2.875%	5/11/24	1,050	1,058
Intel Corp.	3.400%	3/25/25	300	305
Intel Corp.	3.700%	7/29/25	450	461
Intel Corp.	2.600%	5/19/26	210	208
Intel Corp.	1.600%	8/12/28	200	183
Intel Corp.	2.450%	11/15/29	375	358
Intel Corp.	3.900%	3/25/30	345	363
Intel Corp.	2.000%	8/12/31	250	227
Intel Corp.	4.000%	12/15/32	150	161
Intel Corp.	4.600%	3/25/40	150	167
Intel Corp.	2.800%	8/12/41	200	178
Intel Corp.	4.800%	10/1/41	162	186
Intel Corp.	4.250%	12/15/42	150	161
Intel Corp.	4.100%	5/19/46	250	267
Intel Corp.	4.100%	5/11/47	200	211
Intel Corp.	3.734%	12/8/47	674	678
Intel Corp.	3.250%	11/15/49	300	278
Intel Corp.	4.750%	3/25/50	400	466
Intel Corp.	3.050%	8/12/51	250	222
Intel Corp.	3.100%	2/15/60	300	261
Intel Corp.	4.950%	3/25/60	155	190
Intel Corp.	3.200%	8/12/61	200	177
International Business Machines Corp.	3.375%	8/1/23	450	456
International Business Machines Corp.	3.625%	2/12/24	450	459
International Business Machines Corp.	3.000%	5/15/24	600	604
International Business Machines Corp.	7.000%	10/30/25	300	339
International Business Machines Corp.	3.450%	2/19/26	285	290
International Business Machines Corp.	3.300%	5/15/26	700	707
International Business Machines Corp.	1.700%	5/15/27	265	248
International Business Machines Corp.	6.220%	8/1/27	75	86
International Business Machines Corp.	6.500%	1/15/28	75	87
International Business Machines Corp.	3.500%	5/15/29	750	765
International Business Machines Corp.	1.950%	5/15/30	265	241
International Business Machines Corp.	4.150%	5/15/39	400	419
International Business Machines Corp.	5.600%	11/30/39	48	58
International Business Machines Corp.	2.850%	5/15/40	265	236
International Business Machines Corp.	4.000%	6/20/42	358	366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Business Machines Corp.	4.250%	5/15/49	500	533
	International Business Machines Corp.	2.950%	5/15/50	265	233
	Intuit Inc.	0.650%	7/15/23	100	98
	Intuit Inc.	0.950%	7/15/25	100	94
	Intuit Inc.	1.350%	7/15/27	100	91
	Intuit Inc.	1.650%	7/15/30	100	88
	Jabil Inc.	3.950%	1/12/28	100	100
	Jabil Inc.	3.600%	1/15/30	100	97
	Jabil Inc.	3.000%	1/15/31	150	138
	Juniper Networks Inc.	3.750%	8/15/29	200	200
	Juniper Networks Inc.	5.950%	3/15/41	25	28
	KLA Corp.	4.650%	11/1/24	250	259
	KLA Corp.	4.100%	3/15/29	150	157
	KLA Corp.	5.000%	3/15/49	75	89
	KLA Corp.	3.300%	3/1/50	150	141
[5]	Kyndryl Holdings Inc.	2.050%	10/15/26	100	90
[5]	Kyndryl Holdings Inc.	2.700%	10/15/28	100	87
[5]	Kyndryl Holdings Inc.	3.150%	10/15/31	100	84
[5]	Kyndryl Holdings Inc.	4.100%	10/15/41	100	78
	Lam Research Corp.	3.800%	3/15/25	145	148
	Lam Research Corp.	3.750%	3/15/26	150	154
	Lam Research Corp.	4.000%	3/15/29	200	210
	Lam Research Corp.	1.900%	6/15/30	250	227
	Lam Research Corp.	4.875%	3/15/49	125	150
	Lam Research Corp.	2.875%	6/15/50	150	133
	Lam Research Corp.	3.125%	6/15/60	100	89
	Leidos Inc.	2.950%	5/15/23	95	95
	Leidos Inc.	3.625%	5/15/25	100	100
	Leidos Inc.	4.375%	5/15/30	150	153
	Leidos Inc.	2.300%	2/15/31	200	173
	Marvell Technology Inc.	4.200%	6/22/23	100	102
	Marvell Technology Inc.	2.450%	4/15/28	100	92
	Marvell Technology Inc.	4.875%	6/22/28	100	105
	Marvell Technology Inc.	2.950%	4/15/31	100	92
	Mastercard Inc.	3.375%	4/1/24	300	305
	Mastercard Inc.	2.000%	3/3/25	400	394
	Mastercard Inc.	2.950%	11/21/26	100	101
	Mastercard Inc.	3.300%	3/26/27	200	204
	Mastercard Inc.	2.950%	6/1/29	275	275
	Mastercard Inc.	3.350%	3/26/30	300	306
	Mastercard Inc.	2.000%	11/18/31	200	183
	Mastercard Inc.	3.950%	2/26/48	100	107
	Mastercard Inc.	3.650%	6/1/49	250	259
	Mastercard Inc.	3.850%	3/26/50	400	424
	Maxim Integrated Products Inc.	3.450%	6/15/27	100	100
	Microchip Technology Inc.	4.333%	6/1/23	100	102
	Microchip Technology Inc.	4.250%	9/1/25	200	203
	Micron Technology Inc.	4.975%	2/6/26	100	105
	Micron Technology Inc.	4.185%	2/15/27	200	205
	Micron Technology Inc.	5.327%	2/6/29	150	163
	Micron Technology Inc.	4.663%	2/15/30	100	105
	Micron Technology Inc.	3.366%	11/1/41	100	89
	Micron Technology Inc.	3.477%	11/1/51	100	87
	Microsoft Corp.	2.375%	5/1/23	75	75
	Microsoft Corp.	2.000%	8/8/23	300	301
	Microsoft Corp.	2.875%	2/6/24	500	506
	Microsoft Corp.	3.125%	11/3/25	1,132	1,150
	Microsoft Corp.	2.400%	8/8/26	1,405	1,393

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microsoft Corp.	3.300%	2/6/27	675	693
	Microsoft Corp.	3.500%	2/12/35	325	340
	Microsoft Corp.	3.450%	8/8/36	425	441
	Microsoft Corp.	4.100%	2/6/37	250	277
	Microsoft Corp.	3.700%	8/8/46	1,226	1,311
	Microsoft Corp.	2.525%	6/1/50	1,478	1,282
	Microsoft Corp.	2.921%	3/17/52	1,364	1,274
	Microsoft Corp.	2.675%	6/1/60	594	513
	Microsoft Corp.	3.041%	3/17/62	656	614
	Moody's Corp.	4.875%	2/15/24	250	258
	Moody's Corp.	3.250%	1/15/28	200	200
	Moody's Corp.	2.000%	8/19/31	200	178
	Moody's Corp.	2.750%	8/19/41	200	172
	Moody's Corp.	4.875%	12/17/48	125	142
	Moody's Corp.	3.250%	5/20/50	100	89
	Moody's Corp.	2.550%	8/18/60	100	75
	Moody's Corp.	3.100%	11/29/61	200	167
	Motorola Solutions Inc.	4.000%	9/1/24	240	244
	Motorola Solutions Inc.	4.600%	2/23/28	125	129
	Motorola Solutions Inc.	5.500%	9/1/44	75	83
	NetApp Inc.	3.300%	9/29/24	75	75
	NetApp Inc.	1.875%	6/22/25	150	144
	NetApp Inc.	2.375%	6/22/27	100	95
	NetApp Inc.	2.700%	6/22/30	200	185
	NVIDIA Corp.	0.309%	6/15/23	250	245
	NVIDIA Corp.	0.584%	6/14/24	250	240
	NVIDIA Corp.	3.200%	9/16/26	200	203
	NVIDIA Corp.	1.550%	6/15/28	250	230
	NVIDIA Corp.	2.850%	4/1/30	300	295
	NVIDIA Corp.	2.000%	6/15/31	250	229
	NVIDIA Corp.	3.500%	4/1/40	200	202
	NVIDIA Corp.	3.500%	4/1/50	405	409
	NVIDIA Corp.	3.700%	4/1/60	113	114
[5]	NXP BV / NXP Funding LLC	4.875%	3/1/24	200	206
[5]	NXP BV / NXP Funding LLC	5.350%	3/1/26	100	106
[5]	NXP BV / NXP Funding LLC	5.550%	12/1/28	175	192
[5]	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	450	465
[5]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	200	195
[5]	NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	200	181
[5]	NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/32	200	180
[5]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	5/11/41	200	178
[5]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.125%	2/15/42	100	86
[5]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	11/30/51	100	85
	Oracle Corp.	2.400%	9/15/23	750	747
	Oracle Corp.	3.400%	7/8/24	450	453
	Oracle Corp.	2.950%	11/15/24	425	423
	Oracle Corp.	2.500%	4/1/25	919	897
	Oracle Corp.	1.650%	3/25/26	500	465
	Oracle Corp.	2.650%	7/15/26	2,361	2,270
	Oracle Corp.	2.800%	4/1/27	500	479
	Oracle Corp.	2.300%	3/25/28	500	458
	Oracle Corp.	2.950%	4/1/30	750	694

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	2.875%	3/25/31	700	639
	Oracle Corp.	4.300%	7/8/34	325	321
	Oracle Corp.	3.900%	5/15/35	150	141
	Oracle Corp.	3.850%	7/15/36	250	231
	Oracle Corp.	3.800%	11/15/37	525	475
	Oracle Corp.	6.125%	7/8/39	250	286
	Oracle Corp.	3.600%	4/1/40	605	524
	Oracle Corp.	5.375%	7/15/40	400	422
	Oracle Corp.	3.650%	3/25/41	300	261
	Oracle Corp.	4.500%	7/8/44	250	238
	Oracle Corp.	4.125%	5/15/45	425	382
	Oracle Corp.	4.000%	7/15/46	575	511
	Oracle Corp.	4.000%	11/15/47	475	420
	Oracle Corp.	3.600%	4/1/50	920	762
	Oracle Corp.	3.950%	3/25/51	600	525
	Oracle Corp.	4.375%	5/15/55	150	136
	Oracle Corp.	3.850%	4/1/60	500	410
	Oracle Corp.	4.100%	3/25/61	300	258
	PayPal Holdings Inc.	1.350%	6/1/23	200	198
	PayPal Holdings Inc.	2.400%	10/1/24	100	100
	PayPal Holdings Inc.	1.650%	6/1/25	200	192
	PayPal Holdings Inc.	2.650%	10/1/26	300	295
	PayPal Holdings Inc.	2.850%	10/1/29	400	391
	PayPal Holdings Inc.	2.300%	6/1/30	200	186
	PayPal Holdings Inc.	3.250%	6/1/50	310	285
[5]	Qorvo Inc.	1.750%	12/15/24	100	95
	Qorvo Inc.	4.375%	10/15/29	200	200
	QUALCOMM Inc.	2.900%	5/20/24	172	173
	QUALCOMM Inc.	3.450%	5/20/25	200	203
	QUALCOMM Inc.	3.250%	5/20/27	400	406
	QUALCOMM Inc.	1.300%	5/20/28	378	342
	QUALCOMM Inc.	1.650%	5/20/32	414	360
	QUALCOMM Inc.	4.650%	5/20/35	200	224
	QUALCOMM Inc.	4.800%	5/20/45	275	319
	QUALCOMM Inc.	4.300%	5/20/47	350	394
	QUALCOMM Inc.	3.250%	5/20/50	200	193
	RELX Capital Inc.	4.000%	3/18/29	100	103
	RELX Capital Inc.	3.000%	5/22/30	150	143
	Roper Technologies Inc.	2.350%	9/15/24	125	123
	Roper Technologies Inc.	1.000%	9/15/25	500	465
	Roper Technologies Inc.	3.850%	12/15/25	100	102
	Roper Technologies Inc.	3.800%	12/15/26	145	149
	Roper Technologies Inc.	1.400%	9/15/27	500	453
	Roper Technologies Inc.	4.200%	9/15/28	175	182
	Roper Technologies Inc.	2.950%	9/15/29	125	121
	Roper Technologies Inc.	2.000%	6/30/30	125	111
	Roper Technologies Inc.	1.750%	2/15/31	500	432
[5]	S&P Global Inc.	2.450%	3/1/27	250	243
[5]	S&P Global Inc.	4.750%	8/1/28	140	150
[5]	S&P Global Inc.	2.700%	3/1/29	250	242
[5]	S&P Global Inc.	4.250%	5/1/29	100	105
	S&P Global Inc.	2.500%	12/1/29	125	119
	S&P Global Inc.	1.250%	8/15/30	400	345
[5]	S&P Global Inc.	2.900%	3/1/32	300	291
	S&P Global Inc.	3.250%	12/1/49	150	141
[5]	S&P Global Inc.	3.700%	3/1/52	200	203
	S&P Global Inc.	2.300%	8/15/60	100	75
[5]	S&P Global Inc.	3.900%	3/1/62	200	206

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
salesforce.com Inc.	3.250%	4/11/23	200	202
salesforce.com Inc.	3.700%	4/11/28	325	336
salesforce.com Inc.	1.500%	7/15/28	200	184
salesforce.com Inc.	1.950%	7/15/31	300	274
salesforce.com Inc.	2.700%	7/15/41	250	222
salesforce.com Inc.	2.900%	7/15/51	400	357
salesforce.com Inc.	3.050%	7/15/61	250	222
ServiceNow Inc.	1.400%	9/1/30	400	340
Skyworks Solutions Inc.	1.800%	6/1/26	200	186
Teledyne FLIR LLC	2.500%	8/1/30	100	91
Texas Instruments Inc.	2.625%	5/15/24	25	25
Texas Instruments Inc.	1.375%	3/12/25	200	193
Texas Instruments Inc.	1.125%	9/15/26	200	187
Texas Instruments Inc.	2.900%	11/3/27	94	94
Texas Instruments Inc.	2.250%	9/4/29	100	95
Texas Instruments Inc.	1.750%	5/4/30	210	192
Texas Instruments Inc.	1.900%	9/15/31	150	136
Texas Instruments Inc.	3.875%	3/15/39	142	151
Texas Instruments Inc.	4.150%	5/15/48	300	334
Thomson Reuters Corp.	5.500%	8/15/35	75	86
Thomson Reuters Corp.	5.850%	4/15/40	100	123
Thomson Reuters Corp.	5.650%	11/23/43	100	120
TSMC Arizona Corp.	1.750%	10/25/26	400	375
TSMC Arizona Corp.	2.500%	10/25/31	200	185
TSMC Arizona Corp.	3.125%	10/25/41	200	183
TSMC Arizona Corp.	3.250%	10/25/51	200	181
Verisk Analytics Inc.	4.000%	6/15/25	150	153
Verisk Analytics Inc.	4.125%	3/15/29	400	413
Verisk Analytics Inc.	5.500%	6/15/45	50	58
Verisk Analytics Inc.	3.625%	5/15/50	100	94
Visa Inc.	3.150%	12/14/25	925	936
Visa Inc.	1.900%	4/15/27	200	192
Visa Inc.	0.750%	8/15/27	500	454
Visa Inc.	2.750%	9/15/27	150	150
Visa Inc.	1.100%	2/15/31	400	343
Visa Inc.	4.150%	12/14/35	325	355
Visa Inc.	2.700%	4/15/40	200	182
Visa Inc.	4.300%	12/14/45	725	809
Visa Inc.	3.650%	9/15/47	100	103
Visa Inc.	2.000%	8/15/50	300	233
VMware Inc.	0.600%	8/15/23	200	194
VMware Inc.	4.500%	5/15/25	200	206
VMware Inc.	1.400%	8/15/26	300	276
VMware Inc.	4.650%	5/15/27	100	105
VMware Inc.	3.900%	8/21/27	300	304
VMware Inc.	1.800%	8/15/28	200	178
VMware Inc.	4.700%	5/15/30	500	528
VMware Inc.	2.200%	8/15/31	300	264
Western Digital Corp.	4.750%	2/15/26	500	509
Western Digital Corp.	2.850%	2/1/29	200	183
Western Union Co.	2.850%	1/10/25	108	107
Western Union Co.	1.350%	3/15/26	200	185
Western Union Co.	6.200%	11/17/36	100	110
Western Union Co.	6.200%	6/21/40	35	38
Workday Inc.	3.500%	4/1/27	200	200
Workday Inc.	3.700%	4/1/29	200	200
Workday Inc.	3.800%	4/1/32	200	200
				122,795

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utilities (2.3%)
AEP Texas Inc.	3.950%	6/1/28	100	102
AEP Texas Inc.	2.100%	7/1/30	200	178
AEP Texas Inc.	3.800%	10/1/47	50	47
AEP Texas Inc.	3.450%	1/15/50	50	45
AEP Transmission Co. LLC	4.000%	12/1/46	75	76
AEP Transmission Co. LLC	3.750%	12/1/47	100	98
AEP Transmission Co. LLC	3.800%	6/15/49	70	69
AEP Transmission Co. LLC	3.150%	9/15/49	70	62
AES Corp.	1.375%	1/15/26	300	277
AES Corp.	2.450%	1/15/31	300	269
Alabama Power Co.	1.450%	9/15/30	500	433
Alabama Power Co.	6.125%	5/15/38	50	62
Alabama Power Co.	3.850%	12/1/42	25	24
Alabama Power Co.	4.150%	8/15/44	75	76
Alabama Power Co.	3.750%	3/1/45	150	144
Alabama Power Co.	4.300%	1/2/46	250	259
Alabama Power Co.	3.700%	12/1/47	100	97
Alabama Power Co.	4.300%	7/15/48	100	105
Alabama Power Co.	3.450%	10/1/49	550	508
Alabama Power Co.	3.125%	7/15/51	400	350
Alabama Power Co.	3.000%	3/15/52	200	171
Ameren Corp.	2.500%	9/15/24	100	99
Ameren Corp.	3.650%	2/15/26	80	81
Ameren Corp.	1.950%	3/15/27	200	188
Ameren Corp.	3.500%	1/15/31	100	99
Ameren Illinois Co.	3.800%	5/15/28	75	77
Ameren Illinois Co.	3.700%	12/1/47	150	149
Ameren Illinois Co.	3.250%	3/15/50	60	55
American Electric Power Co. Inc.	2.031%	3/15/24	300	295
American Electric Power Co. Inc.	3.200%	11/13/27	75	74
American Electric Power Co. Inc.	4.300%	12/1/28	150	155
American Electric Power Co. Inc.	3.875%	2/15/62	150	139
American Water Capital Corp.	3.400%	3/1/25	125	126
American Water Capital Corp.	2.950%	9/1/27	325	322
American Water Capital Corp.	3.450%	6/1/29	125	126
American Water Capital Corp.	2.800%	5/1/30	100	96
American Water Capital Corp.	6.593%	10/15/37	150	195
American Water Capital Corp.	4.300%	9/1/45	100	103
American Water Capital Corp.	3.750%	9/1/47	200	194
American Water Capital Corp.	4.200%	9/1/48	100	105
American Water Capital Corp.	4.150%	6/1/49	125	129
American Water Capital Corp.	3.450%	5/1/50	100	94
Appalachian Power Co.	3.300%	6/1/27	500	500
Appalachian Power Co.	4.500%	3/1/49	425	446
Appalachian Power Co.	3.700%	5/1/50	100	94
Arizona Public Service Co.	3.150%	5/15/25	100	99
Arizona Public Service Co.	2.950%	9/15/27	50	49
Arizona Public Service Co.	4.500%	4/1/42	225	230
Arizona Public Service Co.	4.350%	11/15/45	125	125
Arizona Public Service Co.	3.750%	5/15/46	125	116
Arizona Public Service Co.	4.250%	3/1/49	100	100
Arizona Public Service Co.	3.500%	12/1/49	60	53
Atmos Energy Corp.	3.000%	6/15/27	100	99
Atmos Energy Corp.	2.625%	9/15/29	50	48
Atmos Energy Corp.	5.500%	6/15/41	200	237
Atmos Energy Corp.	4.150%	1/15/43	100	101
Atmos Energy Corp.	4.125%	10/15/44	50	51

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Atmos Energy Corp.	3.375%	9/15/49	400	373
Atmos Energy Corp.	2.850%	2/15/52	200	171
Avangrid Inc.	3.150%	12/1/24	230	230
Avangrid Inc.	3.800%	6/1/29	195	198
Avista Corp.	4.350%	6/1/48	75	79
Baltimore Gas and Electric Co.	2.400%	8/15/26	334	326
Baltimore Gas and Electric Co.	2.250%	6/15/31	100	91
Baltimore Gas and Electric Co.	3.500%	8/15/46	100	96
Baltimore Gas and Electric Co.	3.750%	8/15/47	250	250
Baltimore Gas and Electric Co.	4.250%	9/15/48	50	53
Baltimore Gas and Electric Co.	3.200%	9/15/49	80	73
Baltimore Gas and Electric Co.	2.900%	6/15/50	100	87
Berkshire Hathaway Energy Co.	3.750%	11/15/23	100	102
Berkshire Hathaway Energy Co.	3.500%	2/1/25	100	101
Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	125
Berkshire Hathaway Energy Co.	3.700%	7/15/30	700	720
Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	123
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	274
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	171
Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	159
Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	49
Berkshire Hathaway Energy Co.	4.450%	1/15/49	200	219
Berkshire Hathaway Energy Co.	4.250%	10/15/50	200	213
Black Hills Corp.	4.250%	11/30/23	100	102
Black Hills Corp.	1.037%	8/23/24	200	191
Black Hills Corp.	3.950%	1/15/26	75	76
Black Hills Corp.	3.150%	1/15/27	75	74
Black Hills Corp.	3.050%	10/15/29	70	67
Black Hills Corp.	4.350%	5/1/33	75	76
Black Hills Corp.	4.200%	9/15/46	50	50
Black Hills Corp.	3.875%	10/15/49	70	66
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	292
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	64
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	75	78
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	163
CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	100	88
CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	200	191
CenterPoint Energy Inc.	2.500%	9/1/24	100	99
CenterPoint Energy Inc.	1.450%	6/1/26	200	186
CenterPoint Energy Inc.	4.250%	11/1/28	75	77
CenterPoint Energy Inc.	2.950%	3/1/30	80	76
CenterPoint Energy Inc.	2.650%	6/1/31	200	185
CenterPoint Energy Inc.	3.700%	9/1/49	50	47
CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	102
CenterPoint Energy Resources Corp.	1.750%	10/1/30	100	88
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	299
CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	51
Cleco Corporate Holdings LLC	3.743%	5/1/26	100	101
Cleco Corporate Holdings LLC	4.973%	5/1/46	125	132
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	238
Cleveland Electric Illuminating Co.	5.950%	12/15/36	75	87
CMS Energy Corp.	3.000%	5/15/26	75	74
CMS Energy Corp.	3.450%	8/15/27	50	50
CMS Energy Corp.	4.875%	3/1/44	75	83
CMS Energy Corp.	4.750%	6/1/50	100	99
Commonwealth Edison Co.	2.550%	6/15/26	223	219
Commonwealth Edison Co.	2.950%	8/15/27	75	74
Commonwealth Edison Co.	2.200%	3/1/30	50	46

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth Edison Co.	5.900%	3/15/36	150	184
Commonwealth Edison Co.	6.450%	1/15/38	175	228
Commonwealth Edison Co.	4.600%	8/15/43	75	82
Commonwealth Edison Co.	4.700%	1/15/44	175	194
Commonwealth Edison Co.	3.700%	3/1/45	75	73
Commonwealth Edison Co.	3.650%	6/15/46	175	172
Commonwealth Edison Co.	3.750%	8/15/47	100	99
Commonwealth Edison Co.	4.000%	3/1/48	150	159
Commonwealth Edison Co.	4.000%	3/1/49	125	129
Commonwealth Edison Co.	3.000%	3/1/50	200	179
Commonwealth Edison Co.	3.850%	3/15/52	200	207
Connecticut Light and Power Co.	0.750%	12/1/25	500	460
Connecticut Light and Power Co.	3.200%	3/15/27	50	50
Connecticut Light and Power Co.	4.300%	4/15/44	150	159
Connecticut Light and Power Co.	4.000%	4/1/48	160	168
Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	600	554
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	224
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	323
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	92
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	122
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	210
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	395
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	140
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	73
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	400	407
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	250	258
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	73
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	127
Constellation Energy Generation LLC	6.250%	10/1/39	360	408
Constellation Energy Generation LLC	5.750%	10/1/41	75	81
Constellation Energy Generation LLC	5.600%	6/15/42	155	165
Consumers Energy Co.	3.375%	8/15/23	275	277
Consumers Energy Co.	3.800%	11/15/28	75	77
Consumers Energy Co.	3.950%	5/15/43	75	77
Consumers Energy Co.	3.250%	8/15/46	50	47
Consumers Energy Co.	3.950%	7/15/47	50	52
Consumers Energy Co.	4.050%	5/15/48	125	132
Consumers Energy Co.	4.350%	4/15/49	80	88
Consumers Energy Co.	3.100%	8/15/50	80	73
Consumers Energy Co.	3.500%	8/1/51	400	392
Consumers Energy Co.	2.500%	5/1/60	100	77
Delmarva Power & Light Co.	3.500%	11/15/23	25	25
Delmarva Power & Light Co.	4.150%	5/15/45	100	101
Dominion Energy Inc.	3.071%	8/15/24	75	75
Dominion Energy Inc.	3.900%	10/1/25	125	128
Dominion Energy Inc.	1.450%	4/15/26	200	187
Dominion Energy Inc.	2.850%	8/15/26	454	445
Dominion Energy Inc.	4.250%	6/1/28	125	130
Dominion Energy Inc.	3.375%	4/1/30	125	123
Dominion Energy Inc.	2.250%	8/15/31	250	225
Dominion Energy Inc.	6.300%	3/15/33	75	90
Dominion Energy Inc.	5.950%	6/15/35	225	263
Dominion Energy Inc.	4.900%	8/1/41	280	305
Dominion Energy Inc.	4.050%	9/15/42	300	295
Dominion Energy Inc.	5.750%	10/1/54	100	101
Dominion Energy South Carolina Inc.	2.300%	12/1/31	100	91
Dominion Energy South Carolina Inc.	6.625%	2/1/32	50	62
Dominion Energy South Carolina Inc.	6.050%	1/15/38	125	153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	75	88
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	75	80
	DTE Electric Co.	3.650%	3/15/24	250	254
	DTE Electric Co.	3.375%	3/1/25	150	151
	DTE Electric Co.	2.250%	3/1/30	200	187
	DTE Electric Co.	2.625%	3/1/31	100	95
	DTE Electric Co.	4.000%	4/1/43	225	230
	DTE Electric Co.	3.700%	6/1/46	50	50
	DTE Electric Co.	3.750%	8/15/47	100	100
	DTE Electric Co.	3.950%	3/1/49	128	132
	DTE Electric Co.	2.950%	3/1/50	150	135
	DTE Energy Co.	2.529%	10/1/24	100	98
	DTE Energy Co.	1.050%	6/1/25	500	468
	DTE Energy Co.	2.850%	10/1/26	300	293
	DTE Energy Co.	3.400%	6/15/29	94	92
	DTE Energy Co.	2.950%	3/1/30	60	57
	Duke Energy Carolinas LLC	2.950%	12/1/26	100	100
	Duke Energy Carolinas LLC	3.950%	11/15/28	125	130
	Duke Energy Carolinas LLC	6.000%	12/1/28	125	142
	Duke Energy Carolinas LLC	2.450%	8/15/29	200	190
	Duke Energy Carolinas LLC	2.450%	2/1/30	100	94
	Duke Energy Carolinas LLC	2.550%	4/15/31	200	189
	Duke Energy Carolinas LLC	6.100%	6/1/37	100	119
	Duke Energy Carolinas LLC	6.000%	1/15/38	25	31
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	31
	Duke Energy Carolinas LLC	5.300%	2/15/40	150	178
	Duke Energy Carolinas LLC	4.000%	9/30/42	175	180
	Duke Energy Carolinas LLC	3.875%	3/15/46	100	102
	Duke Energy Carolinas LLC	3.700%	12/1/47	100	99
	Duke Energy Carolinas LLC	3.950%	3/15/48	300	310
	Duke Energy Carolinas LLC	3.200%	8/15/49	400	372
	Duke Energy Carolinas LLC	3.550%	3/15/52	200	198
	Duke Energy Corp.	3.750%	4/15/24	325	330
	Duke Energy Corp.	2.650%	9/1/26	80	78
	Duke Energy Corp.	3.150%	8/15/27	300	297
	Duke Energy Corp.	2.450%	6/1/30	100	92
	Duke Energy Corp.	2.550%	6/15/31	200	183
	Duke Energy Corp.	4.800%	12/15/45	125	134
	Duke Energy Corp.	3.750%	9/1/46	405	382
	Duke Energy Corp.	4.200%	6/15/49	400	401
	Duke Energy Corp.	3.500%	6/15/51	200	182
	Duke Energy Corp.	3.250%	1/15/82	200	177
	Duke Energy Florida LLC	3.800%	7/15/28	100	103
	Duke Energy Florida LLC	2.500%	12/1/29	425	404
	Duke Energy Florida LLC	1.750%	6/15/30	100	89
	Duke Energy Florida LLC	2.400%	12/15/31	200	185
	Duke Energy Florida LLC	6.350%	9/15/37	225	286
	Duke Energy Florida LLC	6.400%	6/15/38	200	261
	Duke Energy Florida LLC	3.850%	11/15/42	200	199
	Duke Energy Florida LLC	3.400%	10/1/46	100	93
	Duke Energy Florida LLC	4.200%	7/15/48	200	212
[2]	Duke Energy Florida Project Finance LLC	1.731%	9/1/24	8	7
[2]	Duke Energy Florida Project Finance LLC	2.538%	9/1/31	100	98
	Duke Energy Indiana LLC	6.350%	8/15/38	740	936
	Duke Energy Indiana LLC	3.750%	5/15/46	225	224
	Duke Energy Ohio Inc.	2.125%	6/1/30	100	91
	Duke Energy Ohio Inc.	3.700%	6/15/46	25	24
	Duke Energy Progress LLC	3.375%	9/1/23	25	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Progress LLC	3.700%	9/1/28	175	179
	Duke Energy Progress LLC	3.450%	3/15/29	125	126
	Duke Energy Progress LLC	2.000%	8/15/31	200	179
	Duke Energy Progress LLC	4.375%	3/30/44	300	317
	Duke Energy Progress LLC	4.150%	12/1/44	100	103
	Duke Energy Progress LLC	3.700%	10/15/46	50	50
	Duke Energy Progress LLC	3.600%	9/15/47	100	99
	Duke Energy Progress LLC	2.900%	8/15/51	434	380
	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/30	100	95
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	100	98
	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/43	100	92
	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	100	99
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	134	135
	Edison International	3.125%	11/15/22	80	80
	Edison International	5.750%	6/15/27	25	27
	El Paso Electric Co.	6.000%	5/15/35	50	59
	El Paso Electric Co.	5.000%	12/1/44	75	81
	Emera US Finance LP	3.550%	6/15/26	150	150
	Emera US Finance LP	4.750%	6/15/46	245	256
	Enel Chile SA	4.875%	6/12/28	125	129
	Entergy Arkansas LLC	3.500%	4/1/26	50	51
	Entergy Arkansas LLC	2.650%	6/15/51	500	411
	Entergy Corp.	2.950%	9/1/26	200	197
	Entergy Corp.	2.800%	6/15/30	100	94
	Entergy Corp.	3.750%	6/15/50	300	283
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	223	235
	Entergy Louisiana LLC	0.950%	10/1/24	200	191
	Entergy Louisiana LLC	5.400%	11/1/24	382	404
	Entergy Louisiana LLC	2.400%	10/1/26	75	73
	Entergy Louisiana LLC	3.120%	9/1/27	100	99
	Entergy Louisiana LLC	3.050%	6/1/31	100	98
	Entergy Louisiana LLC	4.000%	3/15/33	150	156
	Entergy Louisiana LLC	4.950%	1/15/45	150	156
	Entergy Louisiana LLC	4.200%	9/1/48	200	212
	Entergy Louisiana LLC	4.200%	4/1/50	100	105
	Entergy Louisiana LLC	2.900%	3/15/51	300	259
	Entergy Mississippi LLC	2.850%	6/1/28	125	121
	Entergy Texas Inc.	1.750%	3/15/31	500	437
	Essential Utilities Inc.	3.566%	5/1/29	75	75
	Essential Utilities Inc.	2.704%	4/15/30	100	94
	Essential Utilities Inc.	4.276%	5/1/49	85	87
	Essential Utilities Inc.	3.351%	4/15/50	200	179
	Evergy Inc.	2.450%	9/15/24	200	196
	Evergy Inc.	2.900%	9/15/29	150	143
	Evergy Kansas Central Inc.	2.550%	7/1/26	150	147
	Evergy Kansas Central Inc.	3.100%	4/1/27	100	100
	Evergy Kansas Central Inc.	4.125%	3/1/42	200	202
	Evergy Kansas Central Inc.	4.100%	4/1/43	100	100
	Evergy Kansas Central Inc.	4.250%	12/1/45	25	26
	Evergy Kansas Central Inc.	3.250%	9/1/49	100	90
	Evergy Metro Inc.	2.250%	6/1/30	100	92
	Evergy Metro Inc.	5.300%	10/1/41	100	117
	Evergy Metro Inc.	4.200%	6/15/47	100	104
	Eversource Energy	3.800%	12/1/23	75	76
	Eversource Energy	2.900%	10/1/24	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eversource Energy	3.150%	1/15/25	168	168
	Eversource Energy	3.300%	1/15/28	100	98
	Eversource Energy	4.250%	4/1/29	200	208
	Eversource Energy	3.450%	1/15/50	200	183
	Exelon Corp.	3.950%	6/15/25	200	205
	Exelon Corp.	3.400%	4/15/26	200	201
[5]	Exelon Corp.	2.750%	3/15/27	250	244
	Exelon Corp.	4.050%	4/15/30	250	258
	Exelon Corp.	4.950%	6/15/35	225	242
	Exelon Corp.	5.625%	6/15/35	20	23
	Exelon Corp.	5.100%	6/15/45	145	162
	Exelon Corp.	4.450%	4/15/46	175	183
[5]	Exelon Corp.	4.100%	3/15/52	250	255
	Florida Power & Light Co.	3.250%	6/1/24	25	25
	Florida Power & Light Co.	2.850%	4/1/25	300	300
	Florida Power & Light Co.	2.450%	2/3/32	200	188
	Florida Power & Light Co.	5.625%	4/1/34	25	30
	Florida Power & Light Co.	5.960%	4/1/39	375	474
	Florida Power & Light Co.	4.125%	2/1/42	170	180
	Florida Power & Light Co.	4.050%	6/1/42	125	131
	Florida Power & Light Co.	3.800%	12/15/42	75	77
	Florida Power & Light Co.	3.700%	12/1/47	150	153
	Florida Power & Light Co.	3.950%	3/1/48	325	346
	Florida Power & Light Co.	3.150%	10/1/49	555	521
	Florida Power & Light Co.	2.875%	12/4/51	500	448
	Fortis Inc.	3.055%	10/4/26	295	292
	Georgia Power Co.	2.100%	7/30/23	75	75
	Georgia Power Co.	2.200%	9/15/24	225	221
	Georgia Power Co.	3.250%	4/1/26	100	100
	Georgia Power Co.	4.750%	9/1/40	175	186
	Georgia Power Co.	4.300%	3/15/43	100	100
	Gulf Power Co.	3.300%	5/30/27	50	50
	Iberdrola International BV	6.750%	7/15/36	75	98
	Indiana Michigan Power Co.	3.850%	5/15/28	250	255
	Indiana Michigan Power Co.	3.750%	7/1/47	150	144
	Indiana Michigan Power Co.	4.250%	8/15/48	100	103
	Interstate Power and Light Co.	3.250%	12/1/24	202	203
	Interstate Power and Light Co.	4.100%	9/26/28	125	129
	Interstate Power and Light Co.	3.600%	4/1/29	60	60
	Interstate Power and Light Co.	2.300%	6/1/30	100	91
	Interstate Power and Light Co.	6.250%	7/15/39	50	63
	Interstate Power and Light Co.	3.700%	9/15/46	75	72
	ITC Holdings Corp.	3.650%	6/15/24	75	76
	ITC Holdings Corp.	3.350%	11/15/27	100	100
	ITC Holdings Corp.	5.300%	7/1/43	200	227
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	63	69
	Kentucky Utilities Co.	5.125%	11/1/40	125	140
	Kentucky Utilities Co.	4.375%	10/1/45	100	104
	Kentucky Utilities Co.	3.300%	6/1/50	200	182
	Louisville Gas and Electric Co.	3.300%	10/1/25	75	75
	Louisville Gas and Electric Co.	4.250%	4/1/49	170	177
	MidAmerican Energy Co.	3.500%	10/15/24	179	183
	MidAmerican Energy Co.	3.100%	5/1/27	150	150
	MidAmerican Energy Co.	3.650%	4/15/29	200	206
	MidAmerican Energy Co.	6.750%	12/30/31	125	158
	MidAmerican Energy Co.	5.750%	11/1/35	125	150
	MidAmerican Energy Co.	4.800%	9/15/43	100	114

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
MidAmerican Energy Co.	3.950%	8/1/47	100	104
MidAmerican Energy Co.	4.250%	7/15/49	200	219
Mississippi Power Co.	4.250%	3/15/42	100	100
National Fuel Gas Co.	5.500%	1/15/26	50	53
National Fuel Gas Co.	4.750%	9/1/28	50	51
National Fuel Gas Co.	2.950%	3/1/31	100	91
National Grid USA	5.803%	4/1/35	50	57
National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	775	779
National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	100	91
National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	150	150
National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	100	103
National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	100	102
National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	100	94
National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	100	84
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	204	210
National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	100	98
National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	75	75
National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	400	432
National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	100	107
Nevada Power Co.	3.700%	5/1/29	200	206
Nevada Power Co.	2.400%	5/1/30	75	70
Nevada Power Co.	6.750%	7/1/37	75	98
Nevada Power Co.	3.125%	8/1/50	150	134
NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	300	300
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	253
NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	300	276
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	101
NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	100	96
NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	500	458
NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	123
NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	100	103
NiSource Inc.	0.950%	8/15/25	500	460
NiSource Inc.	3.490%	5/15/27	250	249
NiSource Inc.	2.950%	9/1/29	200	190
NiSource Inc.	3.600%	5/1/30	200	198
NiSource Inc.	1.700%	2/15/31	500	424
NiSource Inc.	5.950%	6/15/41	77	90
NiSource Inc.	4.800%	2/15/44	125	130
NiSource Inc.	5.650%	2/1/45	100	113
NiSource Inc.	4.375%	5/15/47	250	254
NiSource Inc.	3.950%	3/30/48	200	191
Northern States Power Co.	6.250%	6/1/36	75	95
Northern States Power Co.	6.200%	7/1/37	50	64
Northern States Power Co.	5.350%	11/1/39	175	210
Northern States Power Co.	3.400%	8/15/42	105	102
Northern States Power Co.	4.000%	8/15/45	50	52
Northern States Power Co.	2.900%	3/1/50	250	222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern States Power Co.	2.600%	6/1/51	100	84
	NSTAR Electric Co.	3.200%	5/15/27	125	125
	NSTAR Electric Co.	3.250%	5/15/29	50	50
	NSTAR Electric Co.	5.500%	3/15/40	75	90
	Oglethorpe Power Corp.	5.950%	11/1/39	50	59
	Oglethorpe Power Corp.	5.375%	11/1/40	175	198
	Ohio Edison Co.	6.875%	7/15/36	100	130
	Ohio Power Co.	4.150%	4/1/48	100	102
	Ohio Power Co.	4.000%	6/1/49	240	239
	Oklahoma Gas and Electric Co.	3.800%	8/15/28	75	76
	Oklahoma Gas and Electric Co.	3.250%	4/1/30	100	99
	Oklahoma Gas and Electric Co.	4.150%	4/1/47	50	51
	Oklahoma Gas and Electric Co.	3.850%	8/15/47	75	74
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	100	100
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	75	75
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	51
[5]	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	200	193
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	66
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	178
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	148
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	82
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	37	44
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	99
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	51
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	200	203
	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	400	367
[5]	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	250	213
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	63	80
	ONE Gas Inc.	2.000%	5/15/30	100	89
	ONE Gas Inc.	4.658%	2/1/44	125	133
	ONE Gas Inc.	4.500%	11/1/48	75	80
	Pacific Gas and Electric Co.	1.700%	11/15/23	200	195
	Pacific Gas and Electric Co.	3.850%	11/15/23	985	988
	Pacific Gas and Electric Co.	3.450%	7/1/25	200	196
	Pacific Gas and Electric Co.	3.150%	1/1/26	300	289
	Pacific Gas and Electric Co.	3.300%	12/1/27	800	756
	Pacific Gas and Electric Co.	3.000%	6/15/28	200	186
	Pacific Gas and Electric Co.	3.750%	7/1/28	300	289
	Pacific Gas and Electric Co.	4.550%	7/1/30	700	695
	Pacific Gas and Electric Co.	4.500%	7/1/40	500	457
	Pacific Gas and Electric Co.	4.750%	2/15/44	500	454
	Pacific Gas and Electric Co.	4.300%	3/15/45	200	171
	Pacific Gas and Electric Co.	4.950%	7/1/50	800	757
	Pacific Gas and Electric Co.	3.500%	8/1/50	500	398
	PacifiCorp	3.600%	4/1/24	125	127
	PacifiCorp	3.500%	6/15/29	100	101
	PacifiCorp	2.700%	9/15/30	50	48
	PacifiCorp	7.700%	11/15/31	450	597
	PacifiCorp	5.250%	6/15/35	640	723
	PacifiCorp	6.100%	8/1/36	100	121
	PacifiCorp	6.250%	10/15/37	125	156
	PacifiCorp	6.350%	7/15/38	75	95
	PacifiCorp	6.000%	1/15/39	300	372
	PacifiCorp	4.100%	2/1/42	200	202
	PacifiCorp	4.125%	1/15/49	100	104
	PacifiCorp	4.150%	2/15/50	200	209
	PacifiCorp	3.300%	3/15/51	100	92
	PECO Energy Co.	3.900%	3/1/48	75	77

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
PECO Energy Co.	2.800%	6/15/50	200	173
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	110	110
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	53
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	70
Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	100	89
Pinnacle West Capital Corp.	1.300%	6/15/25	200	187
Potomac Electric Power Co.	6.500%	11/15/37	250	328
Potomac Electric Power Co.	4.150%	3/15/43	150	156
PPL Capital Funding Inc.	3.100%	5/15/26	100	99
PPL Electric Utilities Corp.	6.250%	5/15/39	100	128
PPL Electric Utilities Corp.	4.125%	6/15/44	50	51
PPL Electric Utilities Corp.	4.150%	10/1/45	155	159
PPL Electric Utilities Corp.	3.950%	6/1/47	75	76
Progress Energy Inc.	7.000%	10/30/31	119	148
Progress Energy Inc.	6.000%	12/1/39	125	149
Public Service Co. of Colorado	3.700%	6/15/28	75	77
Public Service Co. of Colorado	1.900%	1/15/31	100	90
Public Service Co. of Colorado	1.875%	6/15/31	200	179
Public Service Co. of Colorado	3.600%	9/15/42	175	170
Public Service Co. of Colorado	4.100%	6/15/48	75	79
Public Service Co. of Colorado	2.700%	1/15/51	100	84
Public Service Co. of New Hampshire	3.500%	11/1/23	50	51
Public Service Co. of New Hampshire	3.600%	7/1/49	75	72
Public Service Electric and Gas Co.	3.000%	5/15/25	80	80
Public Service Electric and Gas Co.	2.250%	9/15/26	250	241
Public Service Electric and Gas Co.	3.000%	5/15/27	75	75
Public Service Electric and Gas Co.	3.200%	5/15/29	70	70
Public Service Electric and Gas Co.	2.450%	1/15/30	50	48
Public Service Electric and Gas Co.	3.800%	3/1/46	250	252
Public Service Electric and Gas Co.	3.850%	5/1/49	200	205
Public Service Electric and Gas Co.	3.150%	1/1/50	200	184
Public Service Electric and Gas Co.	2.050%	8/1/50	500	370
Public Service Enterprise Group Inc.	1.600%	8/15/30	500	429
Puget Energy Inc.	3.650%	5/15/25	400	402
Puget Energy Inc.	4.100%	6/15/30	100	100
Puget Sound Energy Inc.	6.274%	3/15/37	125	154
Puget Sound Energy Inc.	5.757%	10/1/39	125	151
Puget Sound Energy Inc.	4.300%	5/20/45	100	104
Puget Sound Energy Inc.	4.223%	6/15/48	125	130
Puget Sound Energy Inc.	3.250%	9/15/49	90	81
San Diego Gas & Electric Co.	2.500%	5/15/26	250	245
San Diego Gas & Electric Co.	1.700%	10/1/30	500	441
San Diego Gas & Electric Co.	3.000%	3/15/32	100	97
San Diego Gas & Electric Co.	4.500%	8/15/40	100	108
San Diego Gas & Electric Co.	3.750%	6/1/47	75	73
San Diego Gas & Electric Co.	4.150%	5/15/48	75	79
San Diego Gas & Electric Co.	3.320%	4/15/50	100	93
San Diego Gas & Electric Co.	3.700%	3/15/52	100	100
SCE Recovery Funding LLC	2.943%	11/15/44	50	48
Sempra Energy	3.300%	4/1/25	200	200
Sempra Energy	3.250%	6/15/27	150	148
Sempra Energy	3.400%	2/1/28	200	199
Sempra Energy	3.800%	2/1/38	200	197
Sempra Energy	6.000%	10/15/39	150	184
Sempra Energy	4.000%	2/1/48	175	174
Sempra Energy	4.125%	4/1/52	200	186
Sierra Pacific Power Co.	2.600%	5/1/26	100	98
Southern California Edison Co.	3.400%	6/1/23	75	75

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southern California Edison Co.	3.500%	10/1/23	175	177
Southern California Edison Co.	1.100%	4/1/24	200	193
Southern California Edison Co.	3.700%	8/1/25	150	152
Southern California Edison Co.	3.650%	3/1/28	100	100
Southern California Edison Co.	4.200%	3/1/29	75	78
Southern California Edison Co.	6.650%	4/1/29	75	85
Southern California Edison Co.	2.850%	8/1/29	275	263
Southern California Edison Co.	2.250%	6/1/30	300	271
Southern California Edison Co.	2.500%	6/1/31	200	182
Southern California Edison Co.	2.750%	2/1/32	130	120
Southern California Edison Co.	5.750%	4/1/35	75	86
Southern California Edison Co.	5.350%	7/15/35	200	219
Southern California Edison Co.	5.625%	2/1/36	125	139
Southern California Edison Co.	5.500%	3/15/40	100	112
Southern California Edison Co.	4.500%	9/1/40	275	278
Southern California Edison Co.	4.050%	3/15/42	208	201
Southern California Edison Co.	3.900%	3/15/43	100	93
Southern California Edison Co.	4.000%	4/1/47	335	323
Southern California Edison Co.	4.125%	3/1/48	350	342
Southern California Edison Co.	4.875%	3/1/49	100	107
Southern California Edison Co.	3.650%	2/1/50	500	462
Southern California Edison Co.	3.650%	6/1/51	200	186
Southern California Edison Co.	3.450%	2/1/52	200	180
Southern California Gas Co.	2.600%	6/15/26	405	396
Southern California Gas Co.	2.950%	4/15/27	200	197
Southern California Gas Co.	2.550%	2/1/30	150	141
Southern California Gas Co.	3.750%	9/15/42	75	74
Southern California Gas Co.	4.125%	6/1/48	75	77
Southern California Gas Co.	3.950%	2/15/50	70	72
Southern Co.	3.250%	7/1/26	350	350
Southern Co.	1.750%	3/15/28	300	270
Southern Co.	4.250%	7/1/36	200	203
Southern Co.	4.400%	7/1/46	360	369
Southern Co.	4.000%	1/15/51	300	290
Southern Co.	3.750%	9/15/51	200	184
Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	75
Southern Co. Gas Capital Corp.	1.750%	1/15/31	500	429
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	89
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	50
Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	95
Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	101
Southern Power Co.	4.150%	12/1/25	100	103
Southern Power Co.	5.150%	9/15/41	100	106
Southern Power Co.	5.250%	7/15/43	50	54
Southern Power Co.	4.950%	12/15/46	75	80
Southwest Gas Corp.	3.700%	4/1/28	50	50
Southwest Gas Corp.	4.050%	3/15/32	200	199
Southwest Gas Corp.	3.800%	9/29/46	75	69
Southwest Gas Corp.	4.150%	6/1/49	25	24
Southwestern Electric Power Co.	2.750%	10/1/26	545	533
Southwestern Electric Power Co.	4.100%	9/15/28	100	102
Southwestern Electric Power Co.	6.200%	3/15/40	75	92
Southwestern Electric Power Co.	3.900%	4/1/45	200	189
Southwestern Electric Power Co.	3.850%	2/1/48	325	305
Southwestern Electric Power Co.	3.250%	11/1/51	200	173
Southwestern Public Service Co.	3.300%	6/15/24	165	165
Southwestern Public Service Co.	4.500%	8/15/41	100	106
Southwestern Public Service Co.	3.400%	8/15/46	275	255

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southwestern Public Service Co.	3.700%	8/15/47	75	73
Southwestern Public Service Co.	4.400%	11/15/48	275	295
Southwestern Public Service Co.	3.750%	6/15/49	75	74
Southwestern Public Service Co.	3.150%	5/1/50	100	90
Tampa Electric Co.	4.100%	6/15/42	50	50
Tampa Electric Co.	4.350%	5/15/44	50	52
Tampa Electric Co.	4.300%	6/15/48	75	80
Tampa Electric Co.	4.450%	6/15/49	125	136
Tampa Electric Co.	3.625%	6/15/50	50	48
Toledo Edison Co.	6.150%	5/15/37	75	92
Tucson Electric Power Co.	3.050%	3/15/25	50	50
Union Electric Co.	3.500%	4/15/24	250	254
Union Electric Co.	2.950%	3/15/30	500	491
Union Electric Co.	2.150%	3/15/32	200	182
Union Electric Co.	8.450%	3/15/39	150	221
Union Electric Co.	3.650%	4/15/45	125	119
Union Electric Co.	4.000%	4/1/48	275	284
Union Electric Co.	3.250%	10/1/49	100	91
Union Electric Co.	3.900%	4/1/52	100	104
Veolia Environnement SA	6.750%	6/1/38	39	51
Virginia Electric and Power Co.	3.450%	2/15/24	50	50
Virginia Electric and Power Co.	2.950%	11/15/26	276	273
Virginia Electric and Power Co.	3.500%	3/15/27	250	254
Virginia Electric and Power Co.	3.800%	4/1/28	150	154
Virginia Electric and Power Co.	2.875%	7/15/29	275	268
Virginia Electric and Power Co.	2.300%	11/15/31	200	184
Virginia Electric and Power Co.	2.400%	3/30/32	200	185
Virginia Electric and Power Co.	6.000%	1/15/36	125	152
Virginia Electric and Power Co.	6.000%	5/15/37	150	184
Virginia Electric and Power Co.	6.350%	11/30/37	50	64
Virginia Electric and Power Co.	4.000%	1/15/43	400	405
Virginia Electric and Power Co.	4.450%	2/15/44	475	507
Virginia Electric and Power Co.	4.200%	5/15/45	75	78
Virginia Electric and Power Co.	4.000%	11/15/46	100	103
Virginia Electric and Power Co.	3.800%	9/15/47	100	100
Virginia Electric and Power Co.	4.600%	12/1/48	175	198
Virginia Electric and Power Co.	3.300%	12/1/49	210	197
Virginia Electric and Power Co.	2.950%	11/15/51	200	176
Washington Gas Light Co.	3.796%	9/15/46	100	98
Washington Gas Light Co.	3.650%	9/15/49	30	29
WEC Energy Group Inc.	0.550%	9/15/23	500	486
WEC Energy Group Inc.	3.550%	6/15/25	48	48
WEC Energy Group Inc.	1.375%	10/15/27	500	449
WEC Energy Group Inc.	2.200%	12/15/28	200	183
Wisconsin Electric Power Co.	2.050%	12/15/24	100	98
Wisconsin Electric Power Co.	4.300%	10/15/48	100	107
Wisconsin Power and Light Co.	6.375%	8/15/37	100	126
Wisconsin Power and Light Co.	3.650%	4/1/50	50	49
Xcel Energy Inc.	3.300%	6/1/25	325	326
Xcel Energy Inc.	3.350%	12/1/26	75	75
Xcel Energy Inc.	1.750%	3/15/27	200	186
Xcel Energy Inc.	4.000%	6/15/28	75	76
Xcel Energy Inc.	2.600%	12/1/29	200	189
Xcel Energy Inc.	3.400%	6/1/30	250	250
Xcel Energy Inc.	3.500%	12/1/49	100	93
				104,577
Total Corporate Bonds (Cost $1,299,599)				1,272,031

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sovereign Bonds (3.6%)
African Development Bank	3.000%	9/20/23	275	278
African Development Bank	0.875%	3/23/26	600	560
African Development Bank	0.875%	7/22/26	400	373
Asian Development Bank	0.250%	7/14/23	1,300	1,269
Asian Development Bank	0.250%	10/6/23	600	583
Asian Development Bank	2.625%	1/30/24	1,000	1,005
Asian Development Bank	0.375%	6/11/24	1,200	1,148
Asian Development Bank	0.625%	10/8/24	700	668
Asian Development Bank	1.500%	10/18/24	500	488
Asian Development Bank	2.000%	1/22/25	300	296
Asian Development Bank	0.625%	4/29/25	700	660
Asian Development Bank	0.375%	9/3/25	1,000	927
Asian Development Bank	0.500%	2/4/26	850	785
Asian Development Bank	2.000%	4/24/26	100	98
Asian Development Bank	2.625%	1/12/27	200	201
Asian Development Bank	1.500%	1/20/27	1,125	1,073
Asian Development Bank	2.375%	8/10/27	275	272
Asian Development Bank	6.220%	8/15/27	100	117
Asian Development Bank	2.500%	11/2/27	673	670
Asian Development Bank	1.250%	6/9/28	210	194
Asian Development Bank	5.820%	6/16/28	148	174
Asian Development Bank	3.125%	9/26/28	130	135
Asian Development Bank	1.750%	9/19/29	200	189
Asian Development Bank	1.875%	1/24/30	200	191
Asian Development Bank	0.750%	10/8/30	500	435
Asian Development Bank	1.500%	3/4/31	500	462
Asian Infrastructure Investment Bank	0.250%	9/29/23	500	485
Asian Infrastructure Investment Bank	2.250%	5/16/24	500	497
Asian Infrastructure Investment Bank	0.500%	5/28/25	400	373
Asian Infrastructure Investment Bank	0.500%	1/27/26	600	551
Canada	1.625%	1/22/25	550	537
Canada	0.750%	5/19/26	800	743
Corp. Andina de Fomento	2.375%	5/12/23	100	100
Corp. Andina de Fomento	3.750%	11/23/23	925	940
Corp. Andina de Fomento	1.250%	10/26/24	300	287
Corp. Andina de Fomento	2.250%	2/8/27	210	201
Council of Europe Development Bank	0.250%	6/10/23	100	98
Council of Europe Development Bank	0.250%	10/20/23	500	485
Council of Europe Development Bank	1.375%	2/27/25	200	193
Council of Europe Development Bank	0.875%	9/22/26	200	186
European Bank for Reconstruction & Development	0.250%	7/10/23	200	195
European Bank for Reconstruction & Development	1.625%	9/27/24	270	264
European Bank for Reconstruction & Development	1.500%	2/13/25	100	97
European Bank for Reconstruction & Development	0.500%	5/19/25	100	94
European Bank for Reconstruction & Development	0.500%	11/25/25	500	463
European Bank for Reconstruction & Development	0.500%	1/28/26	500	461
European Investment Bank	1.375%	5/15/23	600	596
European Investment Bank	2.875%	8/15/23	800	808
European Investment Bank	0.250%	9/15/23	1,750	1,702
European Investment Bank	3.125%	12/14/23	500	507
European Investment Bank	3.250%	1/29/24	810	823

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	European Investment Bank	2.625%	3/15/24	530	533
	European Investment Bank	2.250%	6/24/24	550	548
	European Investment Bank	2.500%	10/15/24	276	276
	European Investment Bank	1.875%	2/10/25	1,050	1,031
	European Investment Bank	1.625%	3/14/25	100	97
	European Investment Bank	0.625%	7/25/25	1,600	1,501
	European Investment Bank	0.375%	12/15/25	2,000	1,845
	European Investment Bank	0.375%	3/26/26	1,000	917
	European Investment Bank	0.750%	10/26/26	450	416
	European Investment Bank	1.375%	3/15/27	600	568
	European Investment Bank	2.375%	5/24/27	225	223
	European Investment Bank	0.625%	10/21/27	500	450
	European Investment Bank	1.625%	10/9/29	125	118
	European Investment Bank	0.875%	5/17/30	200	176
	European Investment Bank	0.750%	9/23/30	500	437
	European Investment Bank	1.250%	2/14/31	500	453
	European Investment Bank	4.875%	2/15/36	325	409
[6]	Export Development Canada	2.625%	2/21/24	250	251
	Export-Import Bank of Korea	3.625%	11/27/23	200	204
	Export-Import Bank of Korea	4.000%	1/14/24	650	666
	Export-Import Bank of Korea	2.625%	5/26/26	200	198
	Export-Import Bank of Korea	1.625%	1/18/27	200	188
	Export-Import Bank of Korea	1.250%	9/21/30	500	438
	Export-Import Bank of Korea	2.125%	1/18/32	200	183
	Export-Import Bank of Korea	2.500%	6/29/41	350	319
	FMS Wertmanagement	2.750%	3/6/23	300	303
	Hydro-Quebec	8.050%	7/7/24	325	361
	Inter-American Development Bank	0.500%	5/24/23	400	393
	Inter-American Development Bank	3.000%	10/4/23	625	632
	Inter-American Development Bank	0.250%	11/15/23	1,000	968
	Inter-American Development Bank	2.625%	1/16/24	150	151
	Inter-American Development Bank	3.000%	2/21/24	900	911
	Inter-American Development Bank	0.500%	9/23/24	1,200	1,143
	Inter-American Development Bank	2.125%	1/15/25	1,100	1,087
	Inter-American Development Bank	1.750%	3/14/25	200	195
	Inter-American Development Bank	0.875%	4/3/25	500	476
	Inter-American Development Bank	7.000%	6/15/25	134	152
	Inter-American Development Bank	0.625%	7/15/25	1,300	1,220
	Inter-American Development Bank	0.875%	4/20/26	500	466
	Inter-American Development Bank	2.000%	6/2/26	750	732
	Inter-American Development Bank	2.000%	7/23/26	100	98
	Inter-American Development Bank	2.375%	7/7/27	450	446
	Inter-American Development Bank	0.625%	9/16/27	800	721
	Inter-American Development Bank	1.125%	7/20/28	300	276
	Inter-American Development Bank	3.125%	9/18/28	875	906
	Inter-American Development Bank	1.125%	1/13/31	350	314
	Inter-American Development Bank	3.875%	10/28/41	200	230
	Inter-American Development Bank	3.200%	8/7/42	100	105
	International Bank for Reconstruction & Development	0.125%	4/20/23	800	785
	International Bank for Reconstruction & Development	1.875%	6/19/23	1,100	1,098
	International Bank for Reconstruction & Development	3.000%	9/27/23	1,125	1,138
	International Bank for Reconstruction & Development	0.250%	11/24/23	700	677
	International Bank for Reconstruction & Development	2.500%	3/19/24	1,100	1,103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Bank for Reconstruction & Development	1.500%	8/28/24	695	680
	International Bank for Reconstruction & Development	2.500%	11/25/24	750	750
	International Bank for Reconstruction & Development	1.625%	1/15/25	200	195
	International Bank for Reconstruction & Development	0.625%	4/22/25	1,500	1,415
	International Bank for Reconstruction & Development	0.375%	7/28/25	1,500	1,395
	International Bank for Reconstruction & Development	2.500%	7/29/25	1,150	1,146
	International Bank for Reconstruction & Development	0.500%	10/28/25	2,000	1,858
	International Bank for Reconstruction & Development	3.125%	11/20/25	470	478
	International Bank for Reconstruction & Development	0.875%	7/15/26	525	490
	International Bank for Reconstruction & Development	2.500%	11/22/27	350	349
	International Bank for Reconstruction & Development	0.750%	11/24/27	900	815
	International Bank for Reconstruction & Development	1.125%	9/13/28	1,500	1,375
	International Bank for Reconstruction & Development	1.750%	10/23/29	200	189
	International Bank for Reconstruction & Development	0.875%	5/14/30	400	352
	International Bank for Reconstruction & Development	0.750%	8/26/30	800	698
	International Bank for Reconstruction & Development	1.250%	2/10/31	650	587
	International Bank for Reconstruction & Development	1.625%	11/3/31	1,500	1,387
	International Bank for Reconstruction & Development	2.500%	3/29/32	200	199
	International Bank for Reconstruction & Development	4.750%	2/15/35	250	304
	International Finance Corp.	2.875%	7/31/23	575	580
	International Finance Corp.	1.375%	10/16/24	200	195
	International Finance Corp.	0.375%	7/16/25	400	372
	International Finance Corp.	2.125%	4/7/26	600	589
[7]	Israel Government Aid Bond	5.500%	12/4/23	50	53
[7]	Israel Government Aid Bond	5.500%	4/26/24	475	504
[7]	Israel Government Aid Bond	5.500%	9/18/33	100	126
[8]	Japan Bank for International Cooperation	2.500%	6/1/22	450	451
[8]	Japan Bank for International Cooperation	0.625%	5/22/23	200	197
[8]	Japan Bank for International Cooperation	3.250%	7/20/23	300	304
[8]	Japan Bank for International Cooperation	3.375%	7/31/23	100	101
[8]	Japan Bank for International Cooperation	0.375%	9/15/23	600	584
[8]	Japan Bank for International Cooperation	3.375%	10/31/23	400	406
[8]	Japan Bank for International Cooperation	0.500%	4/15/24	500	480
[8]	Japan Bank for International Cooperation	3.000%	5/29/24	500	505
[8]	Japan Bank for International Cooperation	1.750%	10/17/24	200	196
[8]	Japan Bank for International Cooperation	2.125%	2/10/25	330	325
[8]	Japan Bank for International Cooperation	0.625%	7/15/25	400	373
[8]	Japan Bank for International Cooperation	2.750%	1/21/26	442	441
[8]	Japan Bank for International Cooperation	2.375%	4/20/26	200	197
[8]	Japan Bank for International Cooperation	2.250%	11/4/26	200	196
[8]	Japan Bank for International Cooperation	2.875%	7/21/27	200	201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Japan Bank for International Cooperation	2.750%	11/16/27	800	798
[8]	Japan Bank for International Cooperation	3.250%	7/20/28	300	310
[8]	Japan Bank for International Cooperation	3.500%	10/31/28	350	368
[8]	Japan Bank for International Cooperation	2.125%	2/16/29	420	404
[8]	Japan Bank for International Cooperation	1.250%	1/21/31	500	447
[8]	Japan International Cooperation Agency	2.750%	4/27/27	300	300
[8]	Japan International Cooperation Agency	1.750%	4/28/31	200	186
[9]	KFW	0.250%	4/25/23	600	590
[9]	KFW	0.250%	10/19/23	800	776
[9]	KFW	2.625%	2/28/24	400	402
[9]	KFW	0.250%	3/8/24	700	672
[9]	KFW	1.375%	8/5/24	900	878
[9]	KFW	0.500%	9/20/24	825	786
[9]	KFW	2.500%	11/20/24	1,800	1,800
[9]	KFW	1.250%	1/31/25	1,725	1,665
[9]	KFW	2.000%	5/2/25	150	147
[9]	KFW	0.375%	7/18/25	1,500	1,396
[9]	KFW	0.625%	1/22/26	1,000	929
[9]	KFW	1.000%	10/1/26	1,000	937
[9]	KFW	2.875%	4/3/28	500	508
[9]	KFW	1.750%	9/14/29	175	166
[9]	KFW	0.000%	4/18/36	400	278
[9]	KFW	0.000%	6/29/37	200	136
[7]	Kingdom of Jordan AID	3.000%	6/30/25	200	202
	Korea Development Bank	3.750%	1/22/24	500	510
	Korea Development Bank	2.125%	10/1/24	200	198
	Korea Development Bank	0.750%	1/25/25	200	189
	Korea Development Bank	1.375%	4/25/27	200	185
	Korea Development Bank	1.625%	1/19/31	400	356
[9]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	100	101
[9]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	850	837
[9]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	400	375
[9]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	475	472
[9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	266
[9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	248
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	500	441
	Nordic Investment Bank	0.375%	5/19/23	200	196
	Nordic Investment Bank	2.875%	7/19/23	200	202
	Nordic Investment Bank	2.250%	5/21/24	200	199
	Nordic Investment Bank	0.375%	9/11/25	600	556
	Nordic Investment Bank	0.500%	1/21/26	200	185
[10]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	200	203
[10]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	100	97
[10]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	500	463
[10]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	500	461
[2]	Oriental Republic of Uruguay	4.500%	8/14/24	303	312
[2]	Oriental Republic of Uruguay	4.375%	10/27/27	150	159
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	387	421
[2]	Oriental Republic of Uruguay	7.625%	3/21/36	195	277
[2]	Oriental Republic of Uruguay	4.125%	11/20/45	300	326
[2]	Oriental Republic of Uruguay	5.100%	6/18/50	695	824
[2]	Oriental Republic of Uruguay	4.975%	4/20/55	370	434
	Province of Alberta	3.350%	11/1/23	375	381
	Province of Alberta	2.950%	1/23/24	300	303
	Province of Alberta	1.875%	11/13/24	450	442
	Province of Alberta	1.000%	5/20/25	485	460
	Province of Alberta	3.300%	3/15/28	250	257
	Province of Alberta	1.300%	7/22/30	500	448

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Province of British Columbia	1.750%	9/27/24	225	221
	Province of British Columbia	2.250%	6/2/26	300	295
	Province of British Columbia	0.900%	7/20/26	300	279
	Province of Manitoba	2.600%	4/16/24	150	150
	Province of Manitoba	2.125%	6/22/26	90	87
	Province of Manitoba	1.500%	10/25/28	350	324
	Province of New Brunswick	3.625%	2/24/28	105	110
	Province of Ontario	3.400%	10/17/23	760	773
	Province of Ontario	3.050%	1/29/24	250	253
	Province of Ontario	3.200%	5/16/24	150	152
	Province of Ontario	2.500%	4/27/26	250	248
	Province of Ontario	2.300%	6/15/26	900	885
	Province of Ontario	2.000%	10/2/29	585	557
	Province of Ontario	1.125%	10/7/30	500	440
	Province of Ontario	1.600%	2/25/31	600	547
	Province of Ontario	1.800%	10/14/31	200	184
	Province of Quebec	1.500%	2/11/25	441	428
	Province of Quebec	0.600%	7/23/25	500	468
	Province of Quebec	2.500%	4/20/26	200	198
	Province of Quebec	2.750%	4/12/27	850	852
	Province of Quebec	7.500%	9/15/29	475	621
	Province of Quebec	1.350%	5/28/30	400	360
	Province of Quebec	1.900%	4/21/31	1,700	1,593
	Republic of Chile	2.250%	10/30/22	175	175
	Republic of Chile	3.125%	1/21/26	485	489
	Republic of Chile	3.240%	2/6/28	460	460
	Republic of Chile	2.450%	1/31/31	200	187
	Republic of Chile	2.550%	7/27/33	650	593
	Republic of Chile	3.500%	1/31/34	400	396
	Republic of Chile	3.500%	1/25/50	675	618
	Republic of Chile	4.000%	1/31/52	200	198
	Republic of Chile	3.100%	1/22/61	500	411
	Republic of Chile	3.250%	9/21/71	200	162
	Republic of Hungary	5.750%	11/22/23	400	419
	Republic of Hungary	5.375%	3/25/24	350	367
	Republic of Hungary	7.625%	3/29/41	240	349
	Republic of Indonesia	4.100%	4/24/28	200	212
	Republic of Indonesia	4.750%	2/11/29	425	469
	Republic of Indonesia	3.400%	9/18/29	200	204
	Republic of Indonesia	2.850%	2/14/30	200	197
	Republic of Indonesia	3.850%	10/15/30	200	210
[5]	Republic of Indonesia	4.750%	7/18/47	200	214
	Republic of Indonesia	4.350%	1/11/48	725	747
	Republic of Indonesia	3.700%	10/30/49	200	193
	Republic of Indonesia	4.200%	10/15/50	430	447
	Republic of Indonesia	3.050%	3/12/51	400	363
	Republic of Indonesia	4.300%	3/31/52	200	210
	Republic of Indonesia	3.200%	9/23/61	200	171
	Republic of Indonesia	4.450%	4/15/70	200	206
	Republic of Italy	6.875%	9/27/23	590	626
	Republic of Italy	0.875%	5/6/24	500	479
	Republic of Italy	2.375%	10/17/24	475	467
	Republic of Italy	1.250%	2/17/26	500	461
	Republic of Italy	2.875%	10/17/29	400	378
	Republic of Italy	5.375%	6/15/33	475	539
	Republic of Italy	4.000%	10/17/49	500	480
	Republic of Italy	3.875%	5/6/51	400	371
	Republic of Korea	3.875%	9/11/23	200	204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Korea	5.625%	11/3/25	100	109
	Republic of Korea	2.750%	1/19/27	1,000	999
	Republic of Korea	2.500%	6/19/29	200	198
	Republic of Korea	1.750%	10/15/31	200	185
	Republic of Korea	3.875%	9/20/48	125	146
	Republic of Panama	4.000%	9/22/24	200	205
	Republic of Panama	3.750%	3/16/25	207	211
	Republic of Panama	7.125%	1/29/26	168	192
	Republic of Panama	8.875%	9/30/27	238	304
	Republic of Panama	3.875%	3/17/28	460	470
	Republic of Panama	9.375%	4/1/29	300	407
	Republic of Panama	2.252%	9/29/32	500	443
[2]	Republic of Panama	6.700%	1/26/36	292	361
[2]	Republic of Panama	4.500%	4/16/50	810	802
[2]	Republic of Panama	4.300%	4/29/53	400	386
	Republic of Panama	4.500%	4/1/56	500	491
[2]	Republic of Panama	3.870%	7/23/60	700	614
	Republic of Panama	4.500%	1/19/63	200	193
	Republic of Peru	7.350%	7/21/25	225	255
	Republic of Peru	2.392%	1/23/26	200	194
	Republic of Peru	2.783%	1/23/31	900	850
	Republic of Peru	1.862%	12/1/32	750	643
	Republic of Peru	8.750%	11/21/33	645	936
	Republic of Peru	3.000%	1/15/34	500	469
[2]	Republic of Peru	6.550%	3/14/37	325	412
	Republic of Peru	3.300%	3/11/41	200	183
	Republic of Peru	5.625%	11/18/50	200	254
	Republic of Peru	3.600%	1/15/72	275	238
	Republic of Peru	3.230%	7/28/21	525	402
	Republic of Philippines	9.500%	10/21/24	350	406
	Republic of Philippines	10.625%	3/16/25	100	122
	Republic of Philippines	5.500%	3/30/26	225	246
	Republic of Philippines	3.000%	2/1/28	400	401
	Republic of Philippines	3.750%	1/14/29	400	416
	Republic of Philippines	9.500%	2/2/30	300	425
	Republic of Philippines	2.457%	5/5/30	200	190
	Republic of Philippines	7.750%	1/14/31	400	525
	Republic of Philippines	1.648%	6/10/31	200	178
	Republic of Philippines	1.950%	1/6/32	200	181
	Republic of Philippines	6.375%	1/15/32	200	245
	Republic of Philippines	6.375%	10/23/34	550	694
	Republic of Philippines	3.950%	1/20/40	400	400
	Republic of Philippines	3.700%	3/1/41	400	388
	Republic of Philippines	3.700%	2/2/42	350	340
	Republic of Philippines	2.950%	5/5/45	500	433
	Republic of Philippines	2.650%	12/10/45	200	166
	Republic of Philippines	3.200%	7/6/46	500	450
	Republic of Poland	3.000%	3/17/23	325	327
	Republic of Poland	3.250%	4/6/26	500	509
	State of Israel	3.150%	6/30/23	200	202
	State of Israel	2.875%	3/16/26	200	201
	State of Israel	3.250%	1/17/28	300	309
	State of Israel	2.500%	1/15/30	200	195
	State of Israel	2.750%	7/3/30	600	594
	State of Israel	4.500%	1/30/43	200	226
	State of Israel	4.125%	1/17/48	250	267
	State of Israel	3.375%	1/15/50	475	451
	State of Israel	3.875%	7/3/50	400	413

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
State of Israel	4.500%	4/3/20	200	214
Svensk Exportkredit AB	0.500%	11/10/23	200	194
Svensk Exportkredit AB	0.375%	3/11/24	800	769
Svensk Exportkredit AB	0.375%	7/30/24	500	476
Svensk Exportkredit AB	0.625%	10/7/24	200	191
Svensk Exportkredit AB	0.625%	5/14/25	500	470
Svensk Exportkredit AB	0.500%	8/26/25	800	743
Svensk Exportkredit AB	2.250%	3/22/27	200	196
United Mexican States	3.600%	1/30/25	510	523
United Mexican States	3.900%	4/27/25	400	414
United Mexican States	4.125%	1/21/26	445	467
United Mexican States	4.150%	3/28/27	800	843
United Mexican States	3.750%	1/11/28	675	687
United Mexican States	4.500%	4/22/29	950	1,003
United Mexican States	3.250%	4/16/30	700	675
United Mexican States	8.300%	8/15/31	220	302
United Mexican States	4.750%	4/27/32	300	318
United Mexican States	7.500%	4/8/33	100	131
United Mexican States	6.050%	1/11/40	883	1,003
United Mexican States	4.280%	8/14/41	700	654
United Mexican States	4.750%	3/8/44	765	754
United Mexican States	5.550%	1/21/45	510	558
United Mexican States	4.600%	1/23/46	600	576
United Mexican States	4.350%	1/15/47	760	704
United Mexican States	4.600%	2/10/48	455	434
United Mexican States	4.500%	1/31/50	600	567
United Mexican States	5.000%	4/27/51	600	608
United Mexican States	4.400%	2/12/52	300	276
United Mexican States	3.771%	5/24/61	800	648
United Mexican States	5.750%	10/12/10	342	348
Total Sovereign Bonds (Cost $168,253)				163,267
Taxable Municipal Bonds (0.7%)
Alabama Economic Settlement Authority Miscellaneous Revenue	3.163%	9/15/25	55	55
American Municipal Power Inc. Electric Power & Light Revenue	5.939%	2/15/47	150	194
American Municipal Power Inc. Electric Power & Light Revenue	7.499%	2/15/50	50	72
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/50	175	290
Bay Area Toll Authority Highway Revenue	2.574%	4/1/31	75	71
Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	100	137
Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	250	355
Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	100	154
Bay Area Toll Authority Highway Revenue	6.907%	10/1/50	200	309
Bay Area Toll Authority Highway Revenue	3.126%	4/1/55	100	87
California GO	3.375%	4/1/25	100	102
California GO	2.650%	4/1/26	75	75
California GO	1.700%	2/1/28	100	93
California GO	3.500%	4/1/28	150	154
California GO	2.500%	10/1/29	70	67
California GO	4.500%	4/1/33	190	206
California GO	7.500%	4/1/34	350	482
California GO	4.600%	4/1/38	300	328
California GO	7.550%	4/1/39	630	934
California GO	7.300%	10/1/39	75	106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	7.350%	11/1/39	675	955
	California GO	7.625%	3/1/40	205	302
	California GO	7.600%	11/1/40	200	304
	California State University College & University Revenue	3.899%	11/1/47	50	51
	California State University College & University Revenue	2.975%	11/1/51	140	125
	Central Puget Sound Regional Transit Authority Sales & Sales Tax Revenue Bonds	5.491%	11/1/39	50	63
	Chicago IL GO	7.045%	1/1/29	40	44
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	125	168
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	75	87
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.572%	1/1/54	40	48
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	125	161
	Clark County Department of Aviation Port, Airport & Marina Revenue	6.820%	7/1/45	100	145
	Commonwealth Financing Authority Appropriations Revenue	3.807%	6/1/41	105	107
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	100	103
	Commonwealth of Massachusetts GO	5.456%	12/1/39	150	186
	Commonwealth of Massachusetts GO	2.514%	7/1/41	50	43
	Commonwealth of Massachusetts GO	2.813%	9/1/43	225	194
	Commonwealth of Massachusetts GO	2.900%	9/1/49	100	86
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	6/1/40	50	63
	Connecticut GO	5.090%	10/1/30	175	190
	Connecticut GO	5.850%	3/15/32	200	238
	Cook County IL GO	6.229%	11/15/34	50	62
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	100	132
	Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/48	50	59
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	1/1/42	75	97
[11]	Dallas Independent School District GO	6.450%	2/15/35	100	107
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/38	200	186
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/45	75	68
	District of Columbia Income Tax Revenue	5.591%	12/1/34	50	59
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	150	169
	East Bay Municipal Utility District Water System Water Revenue	5.874%	6/1/40	85	110
	Florida State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	250	233
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	140	139
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	239	319
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	144	195

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	4/1/57	72	95
Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.115%	6/1/38	100	91
Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	200	198
Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	200	178
Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	395	357
Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	100	94
Houston TX GO	6.290%	3/1/32	110	130
Illinois GO	4.950%	6/1/23	153	155
Illinois GO	5.100%	6/1/33	1,405	1,494
Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	50	62
Indiana Finance Authority Appropriations Revenue	3.051%	1/1/51	75	68
JobsOhio Beverage System Miscellaneous Revenue	3.985%	1/1/29	150	155
JobsOhio Beverage System Miscellaneous Revenue	4.532%	1/1/35	100	110
JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	75	69
Los Angeles CA Unified School District GO	5.755%	7/1/29	200	227
Los Angeles CA Unified School District GO	5.750%	7/1/34	125	148
Los Angeles CA Unified School District GO	6.758%	7/1/34	200	254
Los Angeles Community College District GO	1.606%	8/1/28	100	93
Los Angeles Community College District GO	1.806%	8/1/30	150	136
Los Angeles Community College District GO	2.106%	8/1/32	100	90
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	75	92
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	8/1/40	50	74
Los Angeles Department of Water & Power System Electric Power & Light Revenue	6.574%	7/1/45	100	141
Los Angeles Department of Water & Power System Water Revenue	6.603%	7/1/50	100	147
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	7/1/50	250	217
Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	50	65
Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	100	124
Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	50	47
Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	100	88
Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	100	92

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson County TN Hotel Occupancy Tax Revenue	6.731%	7/1/43	50	66
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	400	585
	Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	50	58
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	175	200
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/46	85	129
	Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/38	100	124
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/41	125	129
	Miami-Dade County FL Water & Sewer Water Revenue	3.490%	10/1/42	75	74
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	75	72
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	200	191
	Michigan State University College & University Revenue	4.496%	8/15/48	50	53
	Mississippi GO	5.245%	11/1/34	50	58
	Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	5/15/50	100	90
	Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	8/15/57	100	96
[12]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	225	264
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/19	75	68
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.081%	6/15/39	75	75
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/40	200	261
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.131%	6/15/42	100	99
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	100	146
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	400	568
	New York City Municipal Water Finance Authority Revenue	5.750%	6/15/41	50	66
	New York City Municipal Water Finance Authority Revenue	5.952%	6/15/42	50	67
	New York City Municipal Water Finance Authority Revenue	6.011%	6/15/42	50	67
	New York City Municipal Water Finance Authority Revenue	5.440%	6/15/43	100	128
	New York City Municipal Water Finance Authority Revenue	5.882%	6/15/44	175	237
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.767%	8/1/36	150	174
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.572%	11/1/38	75	89
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	100	120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.517%	10/1/37	50	60
	New York NY GO	6.271%	12/1/37	100	128
	New York State Dormitory Authority College & University Revenue	3.142%	7/1/43	260	246
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	50	47
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	100	118
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	50	47
	New York State Dormitory Authority Lease (Appropriation) Revenue	2.202%	3/15/34	200	171
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	85	80
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	50	48
	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	100	103
	New York State Urban Development Corp. Income Tax Revenue	5.770%	3/15/39	150	171
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	50	45
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	150	222
	Ohio State University College & University Revenue	4.910%	6/1/40	100	117
	Ohio State University College & University Revenue	4.800%	6/1/11	100	114
	Ohio State University General Receipts College & University Revenue	3.798%	12/1/46	100	100
	Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	2/15/48	75	69
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.879%	12/1/34	75	82
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	150	183
	Oregon GO	5.762%	6/1/23	75	77
	Oregon GO	5.892%	6/1/27	75	83
[13]	Oregon School Boards Assn. GO	5.528%	6/30/28	50	54
[14]	Oregon State University College & University Revenue	3.424%	3/1/60	150	146
	Pennsylvania State University College & University Revenue	2.790%	9/1/43	50	45
	Pennsylvania State University College & University Revenue	2.840%	9/1/50	100	87
	Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/45	75	95
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	75	71
	Permanent University Fund - University of Texas System College & University Revenue	3.376%	7/1/47	50	48
	Philadelphia PA Water & Wastewater Water Revenue	2.926%	7/1/45	50	43
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	75	90
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	8/1/46	250	292

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/46	100	105
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	9/1/48	30	31
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.139%	2/15/51	200	180
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	100	120
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	150	127
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	550	611
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	100	117
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	100	86
Port of Morrow OR Nuclear Revenue	2.543%	9/1/40	100	85
Regional Transportation District Sales Tax Revenue	5.844%	11/1/50	100	134
Riverside County CA Appropriations Revenue	3.818%	2/15/38	50	50
Rutgers State University of New Jersey College & University Revenue	5.665%	5/1/40	50	61
Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	25	23
Sales Tax Securitization Corp. Illinois Sales Tax Revenue	3.587%	1/1/43	75	74
Sales Tax Securitization Corp. Illinois Sales Tax Revenue	3.820%	1/1/48	50	49
Sales Tax Securitization Corp. Illinois Sales Tax Revenue	4.787%	1/1/48	100	112
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	1/1/41	150	177
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	125	159
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/41	125	155
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	2.905%	2/1/48	100	85
San Diego County Water Authority Water Revenue	6.138%	5/1/49	100	135
San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	100	148
San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	3.375%	8/1/34	100	98
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.876%	4/1/32	200	227
South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	1/1/50	100	132
South Carolina Public Service Authority Nuclear Revenue	2.388%	12/1/23	50	50
State Board of Administration Finance Corp. Miscellaneous Revenue	1.258%	7/1/25	325	309
State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/30	250	228
State Public School Building Authority Miscellaneous Revenue	5.000%	9/15/27	50	54
Texas GO	5.517%	4/1/39	180	228
Texas GO	4.681%	4/1/40	50	58

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas GO	3.211%	4/1/44	225	219
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	175	179
	Texas Transportation Commission GO	2.562%	4/1/42	100	87
	Texas Transportation Commission GO	2.472%	10/1/44	125	104
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	175	195
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	100	107
[13]	Tucson AZ COP	2.856%	7/1/47	50	43
	University of California College & University Revenue	0.883%	5/15/25	100	94
	University of California College & University Revenue	3.063%	7/1/25	100	100
	University of California College & University Revenue	1.316%	5/15/27	100	92
	University of California College & University Revenue	1.614%	5/15/30	125	110
	University of California College & University Revenue	5.946%	5/15/45	175	219
	University of California College & University Revenue	3.071%	5/15/51	100	87
	University of California College & University Revenue	4.858%	5/15/12	225	251
	University of California College & University Revenue	4.767%	5/15/15	100	110
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	350	480
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	50	69
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	130	114
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	60	51
	University of Michigan College & University Revenue	2.437%	4/1/40	100	87
	University of Michigan College & University Revenue	2.562%	4/1/50	100	84
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/49	65	60
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/19	250	201
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	100	120
	University of Texas System Regents College & University Revenue	3.354%	8/15/47	50	49
	University of Texas System Regents College & University Revenue	2.439%	8/15/49	50	41
	University of Virginia College & University Revenue	2.256%	9/1/50	335	266
	University of Virginia College & University Revenue	4.179%	9/1/17	50	50
	Utah GO	4.554%	7/1/24	30	31
	Utah GO	3.539%	7/1/25	50	51
	Washington GO	5.140%	8/1/40	150	177
[13]	Wisconsin Appropriations Revenue	5.700%	5/1/26	60	64

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Appropriations Revenue	3.154%	5/1/27	100	101
	Wisconsin Appropriations Revenue	3.954%	5/1/36	250	259
Total Taxable Municipal Bonds (Cost $29,904)					31,356
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[15]	Vanguard Market Liquidity Fund (Cost $12,162)	0.312%		121,614	12,160
Total Investments (99.8%) (Cost $4,660,213)					4,492,462
Other Assets and Liabilities—Net (0.2%)					8,079
Net Assets (100%)					4,500,541
Cost is in $000.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2022.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate value was $27,993,000, representing 0.6% of net assets.
6	Guaranteed by the Government of Canada.
7	U.S. government-guaranteed.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Republic of Austria.
11	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMIC—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
C. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,893,216	—	2,893,216
Asset-Backed/Commercial Mortgage-Backed Securities	—	120,432	—	120,432
Corporate Bonds	—	1,272,031	—	1,272,031
Sovereign Bonds	—	163,267	—	163,267
Taxable Municipal Bonds	—	31,356	—	31,356
Temporary Cash Investments	12,160	—	—	12,160
Total	12,160	4,480,302	—	4,492,462